UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23346

Name of Fund:  BlackRock Variable Series Funds II, Inc.
BlackRock High Yield V.I. Fund
BlackRock Total Return V.I. Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Variable Series Funds II, Inc., 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 537-4942

Date of fiscal year end: 12/31/2025

Date of reporting period: 12/31/2025

Item 1 – Reports to Stockholders

(a) The Reports to Shareholders are attached herewith.
BlackRock High Yield V.I. Fund

Class I Shares | HICUI

Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock High Yield V.I. Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$56	0.54%

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund’s Class I Shares returned 9.19%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Universal Index returned 7.58% and the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index returned 8.62%.

What contributed to performance?

The Fund’s positive return largely reflects the performance of its core allocation to high yield corporate bonds. In terms of credit quality, contributions were led by holdings of B-rated issues, followed by issues rated BB and CCC. In sector terms, contributions were highlighted by holdings within technology, followed by property & casualty and media & entertainment.

What detracted from performance?

Detractors from absolute performance were minimal and limited to the Fund’s use of currency hedges.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2016 through December 31, 2025

Initial Investment of $10,000

	Class I Shares	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Jan 16	$9,873	$10,110	$9,839
Feb 16	$9,928	$10,182	$9,896
Mar 16	$10,181	$10,307	$10,335
Apr 16	$10,471	$10,377	$10,740
May 16	$10,517	$10,385	$10,806
Jun 16	$10,536	$10,568	$10,906
Jul 16	$10,756	$10,655	$11,201
Aug 16	$10,968	$10,667	$11,435
Sep 16	$11,032	$10,669	$11,511
Oct 16	$11,038	$10,598	$11,556
Nov 16	$11,054	$10,360	$11,501
Dec 16	$11,243	$10,391	$11,713
Jan 17	$11,375	$10,428	$11,883
Feb 17	$11,551	$10,508	$12,056
Mar 17	$11,535	$10,505	$12,029
Apr 17	$11,672	$10,592	$12,168
May 17	$11,768	$10,674	$12,273
Jun 17	$11,772	$10,664	$12,290
Jul 17	$11,924	$10,718	$12,426
Aug 17	$11,922	$10,810	$12,421
Sep 17	$12,025	$10,772	$12,533
Oct 17	$12,071	$10,785	$12,586
Nov 17	$12,038	$10,769	$12,554
Dec 17	$12,075	$10,816	$12,592
Jan 18	$12,157	$10,712	$12,667
Feb 18	$12,044	$10,610	$12,560
Mar 18	$11,978	$10,664	$12,484
Apr 18	$12,067	$10,593	$12,565
May 18	$12,069	$10,651	$12,562
Jun 18	$12,112	$10,635	$12,612
Jul 18	$12,248	$10,657	$12,750
Aug 18	$12,322	$10,710	$12,844
Sep 18	$12,384	$10,664	$12,915
Oct 18	$12,143	$10,575	$12,709
Nov 18	$12,048	$10,622	$12,599
Dec 18	$11,748	$10,789	$12,329
Jan 19	$12,288	$10,937	$12,887
Feb 19	$12,502	$10,949	$13,101
Mar 19	$12,588	$11,147	$13,224
Apr 19	$12,779	$11,163	$13,412
May 19	$12,607	$11,334	$13,253
Jun 19	$12,919	$11,494	$13,555
Jul 19	$13,009	$11,528	$13,631
Aug 19	$13,123	$11,789	$13,686
Sep 19	$13,171	$11,738	$13,736
Oct 19	$13,225	$11,776	$13,773
Nov 19	$13,291	$11,773	$13,818
Dec 19	$13,547	$11,791	$14,095
Jan 20	$13,515	$12,003	$14,098
Feb 20	$13,320	$12,182	$13,900
Mar 20	$11,860	$11,944	$12,307
Apr 20	$12,458	$12,184	$12,864
May 20	$13,008	$12,297	$13,426
Jun 20	$13,084	$12,400	$13,554
Jul 20	$13,709	$12,618	$14,185
Aug 20	$13,829	$12,545	$14,322
Sep 20	$13,695	$12,522	$14,175
Oct 20	$13,769	$12,478	$14,245
Nov 20	$14,288	$12,640	$14,809
Dec 20	$14,534	$12,684	$15,088
Jan 21	$14,541	$12,604	$15,138
Feb 21	$14,652	$12,442	$15,194
Mar 21	$14,666	$12,297	$15,217
Apr 21	$14,848	$12,400	$15,382
May 21	$14,883	$12,448	$15,427
Jun 21	$15,095	$12,538	$15,633
Jul 21	$15,132	$12,664	$15,692
Aug 21	$15,211	$12,656	$15,774
Sep 21	$15,206	$12,548	$15,773
Oct 21	$15,183	$12,538	$15,744
Nov 21	$15,014	$12,553	$15,589
Dec 21	$15,314	$12,544	$15,882
Jan 22	$14,910	$12,269	$15,449
Feb 22	$14,780	$12,102	$15,290
Mar 22	$14,690	$11,777	$15,116
Apr 22	$14,179	$11,338	$14,579
May 22	$14,132	$11,400	$14,613
Jun 22	$13,222	$11,173	$13,629
Jul 22	$14,056	$11,453	$14,433
Aug 22	$13,717	$11,156	$14,101
Sep 22	$13,176	$10,675	$13,542
Oct 22	$13,559	$10,558	$13,893
Nov 22	$13,791	$10,952	$14,193
Dec 22	$13,711	$10,914	$14,106
Jan 23	$14,278	$11,253	$14,643
Feb 23	$14,066	$10,976	$14,456
Mar 23	$14,263	$11,234	$14,609
Apr 23	$14,408	$11,303	$14,756
May 23	$14,238	$11,185	$14,620
Jun 23	$14,471	$11,168	$14,865
Jul 23	$14,670	$11,179	$15,071
Aug 23	$14,701	$11,112	$15,114
Sep 23	$14,545	$10,847	$14,934
Oct 23	$14,374	$10,684	$14,758
Nov 23	$14,976	$11,165	$15,427
Dec 23	$15,519	$11,588	$16,002
Jan 24	$15,538	$11,560	$16,002
Feb 24	$15,601	$11,422	$16,048
Mar 24	$15,808	$11,534	$16,238
Apr 24	$15,686	$11,264	$16,086
May 24	$15,851	$11,451	$16,262
Jun 24	$16,023	$11,556	$16,416
Jul 24	$16,298	$11,818	$16,735
Aug 24	$16,536	$11,992	$17,008
Sep 24	$16,758	$12,157	$17,283
Oct 24	$16,653	$11,881	$17,190
Nov 24	$16,852	$12,006	$17,387
Dec 24	$16,797	$11,824	$17,313
Jan 25	$17,018	$11,896	$17,550
Feb 25	$17,119	$12,142	$17,668
Mar 25	$16,912	$12,139	$17,487
Apr 25	$16,957	$12,182	$17,484
May 25	$17,252	$12,120	$17,777
Jun 25	$17,581	$12,309	$18,104
Jul 25	$17,700	$12,291	$18,186
Aug 25	$17,909	$12,439	$18,413
Sep 25	$18,033	$12,571	$18,563
Oct 25	$18,104	$12,654	$18,592
Nov 25	$18,238	$12,730	$18,700
Dec 25	$18,440	$12,721	$18,806

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class I Shares ...
	9.19%	4.79%	6.31%
Bloomberg U.S. Universal Index...
	7.58	0.06	2.44
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	8.62	4.50	6.52

Key Fund statistics

Net Assets...
$1,180,044,570
Number of Portfolio Holdings...
1,224
Net Investment Advisory Fees...
$4,753,941
Portfolio Turnover Rate...
56%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock High Yield V.I. Fund (the “Predecessor Fund”), a series of BlackRock Variable Series Funds, Inc., through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2025)

Credit quality allocation

Credit RatingFootnote Reference(a)	Percent of Total InvestmentsFootnote Reference(b)
A...
2.4%
BBB/Baa...
3.1
BB/Ba...
39.8
B...
44.8
CCC/Caa...
9.2
CC/Ca...
0.0Footnote Reference(c)
C...
0.0Footnote Reference(c)
D...
0.0Footnote Reference(c)
N/R...
0.7
Footnote	Description
Footnote(a)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(b)	Excludes short-term securities.
Footnote(c)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock High Yield V.I. Fund

Class I Shares | HICUI

Annual Shareholder Report — December 31, 2025

HICUI-12/25-AR

BlackRock High Yield V.I. Fund

Class III Shares | HCIII

Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock High Yield V.I. Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$81	0.78%

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund’s Class III Shares returned 9.09%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Universal Index returned 7.58% and the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index returned 8.62%.

What contributed to performance?

The Fund’s positive return largely reflects the performance of its core allocation to high yield corporate bonds. In terms of credit quality, contributions were led by holdings of B-rated issues, followed by issues rated BB and CCC. In sector terms, contributions were highlighted by holdings within technology, followed by property & casualty and media & entertainment.

What detracted from performance?

Detractors from absolute performance were minimal and limited to the Fund’s use of currency hedges.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2016 through December 31, 2025

Initial Investment of $10,000

	Class III Shares	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Jan 16	$9,872	$10,110	$9,839
Feb 16	$9,926	$10,182	$9,896
Mar 16	$10,177	$10,307	$10,335
Apr 16	$10,481	$10,377	$10,740
May 16	$10,510	$10,385	$10,806
Jun 16	$10,541	$10,568	$10,906
Jul 16	$10,759	$10,655	$11,201
Aug 16	$10,953	$10,667	$11,435
Sep 16	$11,015	$10,669	$11,511
Oct 16	$11,019	$10,598	$11,556
Nov 16	$11,048	$10,360	$11,501
Dec 16	$11,235	$10,391	$11,713
Jan 17	$11,365	$10,428	$11,883
Feb 17	$11,522	$10,508	$12,056
Mar 17	$11,504	$10,505	$12,029
Apr 17	$11,654	$10,592	$12,168
May 17	$11,732	$10,674	$12,273
Jun 17	$11,734	$10,664	$12,290
Jul 17	$11,899	$10,718	$12,426
Aug 17	$11,878	$10,810	$12,421
Sep 17	$11,995	$10,772	$12,533
Oct 17	$12,038	$10,785	$12,586
Nov 17	$12,003	$10,769	$12,554
Dec 17	$12,037	$10,816	$12,592
Jan 18	$12,116	$10,712	$12,667
Feb 18	$12,002	$10,610	$12,560
Mar 18	$11,934	$10,664	$12,484
Apr 18	$12,020	$10,593	$12,565
May 18	$12,020	$10,651	$12,562
Jun 18	$12,043	$10,635	$12,612
Jul 18	$12,193	$10,657	$12,750
Aug 18	$12,247	$10,710	$12,844
Sep 18	$12,323	$10,664	$12,915
Oct 18	$12,064	$10,575	$12,709
Nov 18	$11,967	$10,622	$12,599
Dec 18	$11,683	$10,789	$12,329
Jan 19	$12,218	$10,937	$12,887
Feb 19	$12,411	$10,949	$13,101
Mar 19	$12,511	$11,147	$13,224
Apr 19	$12,681	$11,163	$13,412
May 19	$12,525	$11,334	$13,253
Jun 19	$12,832	$11,494	$13,555
Jul 19	$12,920	$11,528	$13,631
Aug 19	$13,013	$11,789	$13,686
Sep 19	$13,075	$11,738	$13,736
Oct 19	$13,109	$11,776	$13,773
Nov 19	$13,188	$11,773	$13,818
Dec 19	$13,422	$11,791	$14,095
Jan 20	$13,406	$12,003	$14,098
Feb 20	$13,191	$12,182	$13,900
Mar 20	$11,759	$11,944	$12,307
Apr 20	$12,332	$12,184	$12,864
May 20	$12,893	$12,297	$13,426
Jun 20	$12,966	$12,400	$13,554
Jul 20	$13,582	$12,618	$14,185
Aug 20	$13,699	$12,545	$14,322
Sep 20	$13,563	$12,522	$14,175
Oct 20	$13,634	$12,478	$14,245
Nov 20	$14,145	$12,640	$14,809
Dec 20	$14,367	$12,684	$15,088
Jan 21	$14,389	$12,604	$15,138
Feb 21	$14,477	$12,442	$15,194
Mar 21	$14,507	$12,297	$15,217
Apr 21	$14,665	$12,400	$15,382
May 21	$14,716	$12,448	$15,427
Jun 21	$14,923	$12,538	$15,633
Jul 21	$14,937	$12,664	$15,692
Aug 21	$15,012	$12,656	$15,774
Sep 21	$15,003	$12,548	$15,773
Oct 21	$14,997	$12,538	$15,744
Nov 21	$14,828	$12,553	$15,589
Dec 21	$15,121	$12,544	$15,882
Jan 22	$14,719	$12,269	$15,449
Feb 22	$14,588	$12,102	$15,290
Mar 22	$14,476	$11,777	$15,116
Apr 22	$13,969	$11,338	$14,579
May 22	$13,940	$11,400	$14,613
Jun 22	$13,039	$11,173	$13,629
Jul 22	$13,838	$11,453	$14,433
Aug 22	$13,523	$11,156	$14,101
Sep 22	$12,986	$10,675	$13,542
Oct 22	$13,340	$10,558	$13,893
Nov 22	$13,588	$10,952	$14,193
Dec 22	$13,505	$10,914	$14,106
Jan 23	$14,040	$11,253	$14,643
Feb 23	$13,850	$10,976	$14,456
Mar 23	$14,020	$11,234	$14,609
Apr 23	$14,181	$11,303	$14,756
May 23	$14,011	$11,185	$14,620
Jun 23	$14,216	$11,168	$14,865
Jul 23	$14,409	$11,179	$15,071
Aug 23	$14,436	$11,112	$15,114
Sep 23	$14,302	$10,847	$14,934
Oct 23	$14,108	$10,684	$14,758
Nov 23	$14,720	$11,165	$15,427
Dec 23	$15,251	$11,588	$16,002
Jan 24	$15,265	$11,560	$16,002
Feb 24	$15,325	$11,422	$16,048
Mar 24	$15,525	$11,534	$16,238
Apr 24	$15,403	$11,264	$16,086
May 24	$15,561	$11,451	$16,262
Jun 24	$15,727	$11,556	$16,416
Jul 24	$15,971	$11,818	$16,735
Aug 24	$16,225	$11,992	$17,008
Sep 24	$16,416	$12,157	$17,283
Oct 24	$16,310	$11,881	$17,190
Nov 24	$16,501	$12,006	$17,387
Dec 24	$16,444	$11,824	$17,313
Jan 25	$16,681	$11,896	$17,550
Feb 25	$16,777	$12,142	$17,668
Mar 25	$16,571	$12,139	$17,487
Apr 25	$16,611	$12,182	$17,484
May 25	$16,897	$12,120	$17,777
Jun 25	$17,216	$12,309	$18,104
Jul 25	$17,304	$12,291	$18,186
Aug 25	$17,505	$12,439	$18,413
Sep 25	$17,647	$12,571	$18,563
Oct 25	$17,714	$12,654	$18,592
Nov 25	$17,816	$12,730	$18,700
Dec 25	$18,032	$12,721	$18,806

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class III Shares ...
	9.09%	4.57%	6.07%
Bloomberg U.S. Universal Index...
	7.58	0.06	2.44
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	8.62	4.50	6.52

Key Fund statistics

Net Assets...
$1,180,044,570
Number of Portfolio Holdings...
1,224
Net Investment Advisory Fees...
$4,753,941
Portfolio Turnover Rate...
56%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock High Yield V.I. Fund (the “Predecessor Fund”), a series of BlackRock Variable Series Funds, Inc., through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2025)

Credit quality allocation

Credit RatingFootnote Reference(a)	Percent of Total InvestmentsFootnote Reference(b)
A...
2.4%
BBB/Baa...
3.1
BB/Ba...
39.8
B...
44.8
CCC/Caa...
9.2
CC/Ca...
0.0Footnote Reference(c)
C...
0.0Footnote Reference(c)
D...
0.0Footnote Reference(c)
N/R...
0.7
Footnote	Description
Footnote(a)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(b)	Excludes short-term securities.
Footnote(c)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock High Yield V.I. Fund

Class III Shares | HCIII

Annual Shareholder Report — December 31, 2025

HCIII-12/25-AR

BlackRock Total Return V.I. Fund

Class I Shares | CRBDI

Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock Total Return V.I. Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$45	0.43%

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund's Class I Shares returned 8.00%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index returned 7.30%.

What contributed to performance?

Allocations to agency residential mortgage-backed securities, U.S. investment-grade corporate bonds, and securitized assets made the largest contributions to absolute performance.

The Fund used derivatives, including options, futures, and swaps, to manage its positioning. The use of derivatives did not have a material impact on results.

What detracted from performance?

At a time of positive returns for the broader fixed-income market, there were no material detractors from absolute performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2016 through December 31, 2025

Initial Investment of $10,000

	Class I Shares	Bloomberg U.S. Aggregate Bond Index
Jan 16	$10,105	$10,138
Feb 16	$10,171	$10,210
Mar 16	$10,247	$10,303
Apr 16	$10,291	$10,343
May 16	$10,290	$10,345
Jun 16	$10,479	$10,531
Jul 16	$10,549	$10,598
Aug 16	$10,531	$10,586
Sep 16	$10,541	$10,580
Oct 16	$10,464	$10,499
Nov 16	$10,229	$10,250
Dec 16	$10,258	$10,265
Jan 17	$10,278	$10,285
Feb 17	$10,358	$10,354
Mar 17	$10,349	$10,349
Apr 17	$10,435	$10,428
May 17	$10,514	$10,509
Jun 17	$10,510	$10,498
Jul 17	$10,562	$10,543
Aug 17	$10,654	$10,638
Sep 17	$10,619	$10,587
Oct 17	$10,605	$10,593
Nov 17	$10,574	$10,580
Dec 17	$10,627	$10,628
Jan 18	$10,531	$10,506
Feb 18	$10,427	$10,406
Mar 18	$10,475	$10,473
Apr 18	$10,409	$10,395
May 18	$10,477	$10,469
Jun 18	$10,467	$10,456
Jul 18	$10,463	$10,459
Aug 18	$10,524	$10,526
Sep 18	$10,453	$10,458
Oct 18	$10,357	$10,376
Nov 18	$10,410	$10,438
Dec 18	$10,574	$10,630
Jan 19	$10,709	$10,742
Feb 19	$10,719	$10,736
Mar 19	$10,921	$10,942
Apr 19	$10,930	$10,945
May 19	$11,116	$11,139
Jun 19	$11,287	$11,279
Jul 19	$11,332	$11,304
Aug 19	$11,594	$11,597
Sep 19	$11,530	$11,535
Oct 19	$11,563	$11,570
Nov 19	$11,562	$11,564
Dec 19	$11,578	$11,556
Jan 20	$11,795	$11,778
Feb 20	$11,999	$11,990
Mar 20	$11,600	$11,920
Apr 20	$11,943	$12,132
May 20	$12,114	$12,188
Jun 20	$12,256	$12,265
Jul 20	$12,489	$12,448
Aug 20	$12,434	$12,348
Sep 20	$12,436	$12,341
Oct 20	$12,411	$12,286
Nov 20	$12,560	$12,406
Dec 20	$12,613	$12,424
Jan 21	$12,535	$12,334
Feb 21	$12,379	$12,156
Mar 21	$12,213	$12,005
Apr 21	$12,306	$12,099
May 21	$12,333	$12,139
Jun 21	$12,442	$12,224
Jul 21	$12,563	$12,361
Aug 21	$12,550	$12,337
Sep 21	$12,452	$12,231
Oct 21	$12,452	$12,227
Nov 21	$12,478	$12,263
Dec 21	$12,440	$12,232
Jan 22	$12,176	$11,968
Feb 22	$11,992	$11,835
Mar 22	$11,652	$11,506
Apr 22	$11,190	$11,069
May 22	$11,238	$11,141
Jun 22	$11,026	$10,966
Jul 22	$11,310	$11,234
Aug 22	$11,006	$10,917
Sep 22	$10,485	$10,445
Oct 22	$10,342	$10,310
Nov 22	$10,728	$10,689
Dec 22	$10,671	$10,641
Jan 23	$11,068	$10,968
Feb 23	$10,798	$10,684
Mar 23	$11,064	$10,956
Apr 23	$11,133	$11,022
May 23	$11,014	$10,902
Jun 23	$10,974	$10,863
Jul 23	$10,971	$10,856
Aug 23	$10,885	$10,786
Sep 23	$10,587	$10,512
Oct 23	$10,391	$10,346
Nov 23	$10,888	$10,815
Dec 23	$11,292	$11,229
Jan 24	$11,286	$11,198
Feb 24	$11,136	$11,040
Mar 24	$11,245	$11,142
Apr 24	$10,970	$10,860
May 24	$11,158	$11,044
Jun 24	$11,260	$11,149
Jul 24	$11,527	$11,409
Aug 24	$11,696	$11,573
Sep 24	$11,845	$11,728
Oct 24	$11,541	$11,437
Nov 24	$11,668	$11,558
Dec 24	$11,443	$11,369
Jan 25	$11,511	$11,430
Feb 25	$11,766	$11,681
Mar 25	$11,761	$11,685
Apr 25	$11,778	$11,731
May 25	$11,733	$11,647
Jun 25	$11,949	$11,826
Jul 25	$11,917	$11,795
Aug 25	$12,081	$11,936
Sep 25	$12,230	$12,067
Oct 25	$12,295	$12,142
Nov 25	$12,370	$12,217
Dec 25	$12,403	$12,199

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class I Shares ...
	8.00%	(0.37)%	2.18%
Bloomberg U.S. Aggregate Bond Index...
	7.30	(0.36)	2.01

Key Fund statistics

Net Assets...
$969,747,503
Number of Portfolio Holdings...
2,903
Net Investment Advisory Fees...
$3,531,262
Portfolio Turnover Rate...
676%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Total Return V.I. Fund (the “Predecessor Fund”), a series of BlackRock Variable Series Funds, Inc., through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
41.1%
Corporate Bonds...
22.1
U.S. Treasury Obligations...
11.5
Investment Companies...
10.8
Asset-Backed Securities...
6.4
Non-Agency Mortgage-Backed Securities...
5.1
Foreign Government Obligations...
1.9
Municipal Bonds...
0.5
Floating Rate Loan Interests...
0.2
Foreign Agency Obligations...
0.2
OtherFootnote Reference(b)...
0.2
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
18.8%
AA/Aa...
51.1
A...
6.2
BBB/Baa...
12.8
BB/Ba...
3.8
B...
1.4
CCC/Caa...
0.4
CC/Ca...
0.0Footnote Reference(e)
C...
0.0Footnote Reference(e)
D...
0.0Footnote Reference(e)
N/R...
5.5
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(e)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Total Return V.I. Fund

Class I Shares | CRBDI

Annual Shareholder Report — December 31, 2025

CRBDI-12/25-AR

BlackRock Total Return V.I. Fund

Class III Shares | CBIII

Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock Total Return V.I. Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$77	0.74%

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund's Class III Shares returned 7.60%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index returned 7.30%.

What contributed to performance?

Allocations to agency residential mortgage-backed securities, U.S. investment-grade corporate bonds, and securitized assets made the largest contributions to absolute performance.

The Fund used derivatives, including options, futures, and swaps, to manage its positioning. The use of derivatives did not have a material impact on results.

What detracted from performance?

At a time of positive returns for the broader fixed-income market, there were no material detractors from absolute performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2016 through December 31, 2025

Initial Investment of $10,000

	Class III Shares	Bloomberg U.S. Aggregate Bond Index
Jan 16	$10,106	$10,138
Feb 16	$10,170	$10,210
Mar 16	$10,245	$10,303
Apr 16	$10,286	$10,343
May 16	$10,283	$10,345
Jun 16	$10,471	$10,531
Jul 16	$10,539	$10,598
Aug 16	$10,518	$10,586
Sep 16	$10,517	$10,580
Oct 16	$10,435	$10,499
Nov 16	$10,204	$10,250
Dec 16	$10,230	$10,265
Jan 17	$10,247	$10,285
Feb 17	$10,326	$10,354
Mar 17	$10,314	$10,349
Apr 17	$10,389	$10,428
May 17	$10,475	$10,509
Jun 17	$10,468	$10,498
Jul 17	$10,516	$10,543
Aug 17	$10,598	$10,638
Sep 17	$10,568	$10,587
Oct 17	$10,542	$10,593
Nov 17	$10,517	$10,580
Dec 17	$10,558	$10,628
Jan 18	$10,468	$10,506
Feb 18	$10,369	$10,406
Mar 18	$10,415	$10,473
Apr 18	$10,346	$10,395
May 18	$10,411	$10,469
Jun 18	$10,389	$10,456
Jul 18	$10,391	$10,459
Aug 18	$10,440	$10,526
Sep 18	$10,374	$10,458
Oct 18	$10,266	$10,376
Nov 18	$10,316	$10,438
Dec 18	$10,477	$10,630
Jan 19	$10,620	$10,742
Feb 19	$10,617	$10,736
Mar 19	$10,816	$10,942
Apr 19	$10,832	$10,945
May 19	$11,006	$11,139
Jun 19	$11,164	$11,279
Jul 19	$11,207	$11,304
Aug 19	$11,466	$11,597
Sep 19	$11,398	$11,535
Oct 19	$11,428	$11,570
Nov 19	$11,423	$11,564
Dec 19	$11,437	$11,556
Jan 20	$11,650	$11,778
Feb 20	$11,860	$11,990
Mar 20	$11,459	$11,920
Apr 20	$11,788	$12,132
May 20	$11,956	$12,188
Jun 20	$12,095	$12,265
Jul 20	$12,314	$12,448
Aug 20	$12,255	$12,348
Sep 20	$12,264	$12,341
Oct 20	$12,235	$12,286
Nov 20	$12,381	$12,406
Dec 20	$12,420	$12,424
Jan 21	$12,339	$12,334
Feb 21	$12,190	$12,156
Mar 21	$12,021	$12,005
Apr 21	$12,110	$12,099
May 21	$12,134	$12,139
Jun 21	$12,239	$12,224
Jul 21	$12,346	$12,361
Aug 21	$12,340	$12,337
Sep 21	$12,239	$12,231
Oct 21	$12,236	$12,227
Nov 21	$12,258	$12,263
Dec 21	$12,217	$12,232
Jan 22	$11,951	$11,968
Feb 22	$11,765	$11,835
Mar 22	$11,435	$11,506
Apr 22	$10,972	$11,069
May 22	$11,028	$11,141
Jun 22	$10,814	$10,966
Jul 22	$11,093	$11,234
Aug 22	$10,788	$10,917
Sep 22	$10,278	$10,445
Oct 22	$10,133	$10,310
Nov 22	$10,502	$10,689
Dec 22	$10,454	$10,641
Jan 23	$10,834	$10,968
Feb 23	$10,563	$10,684
Mar 23	$10,823	$10,956
Apr 23	$10,888	$11,022
May 23	$10,768	$10,902
Jun 23	$10,725	$10,863
Jul 23	$10,718	$10,856
Aug 23	$10,629	$10,786
Sep 23	$10,342	$10,512
Oct 23	$10,145	$10,346
Nov 23	$10,623	$10,815
Dec 23	$11,019	$11,229
Jan 24	$11,021	$11,198
Feb 24	$10,869	$11,040
Mar 24	$10,962	$11,142
Apr 24	$10,699	$10,860
May 24	$10,870	$11,044
Jun 24	$10,967	$11,149
Jul 24	$11,239	$11,409
Aug 24	$11,391	$11,573
Sep 24	$11,534	$11,728
Oct 24	$11,231	$11,437
Nov 24	$11,364	$11,558
Dec 24	$11,139	$11,369
Jan 25	$11,202	$11,430
Feb 25	$11,450	$11,681
Mar 25	$11,431	$11,685
Apr 25	$11,456	$11,731
May 25	$11,408	$11,647
Jun 25	$11,606	$11,826
Jul 25	$11,570	$11,795
Aug 25	$11,740	$11,936
Sep 25	$11,871	$12,067
Oct 25	$11,931	$12,142
Nov 25	$12,001	$12,217
Dec 25	$12,026	$12,199

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class III Shares ...
	7.60%	(0.67)%	1.86%
Bloomberg U.S. Aggregate Bond Index...
	7.30	(0.36)	2.01

Key Fund statistics

Net Assets...
$969,747,503
Number of Portfolio Holdings...
2,903
Net Investment Advisory Fees...
$3,531,262
Portfolio Turnover Rate...
676%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Total Return V.I. Fund (the “Predecessor Fund”), a series of BlackRock Variable Series Funds, Inc., through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
41.1%
Corporate Bonds...
22.1
U.S. Treasury Obligations...
11.5
Investment Companies...
10.8
Asset-Backed Securities...
6.4
Non-Agency Mortgage-Backed Securities...
5.1
Foreign Government Obligations...
1.9
Municipal Bonds...
0.5
Floating Rate Loan Interests...
0.2
Foreign Agency Obligations...
0.2
OtherFootnote Reference(b)...
0.2
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
18.8%
AA/Aa...
51.1
A...
6.2
BBB/Baa...
12.8
BB/Ba...
3.8
B...
1.4
CCC/Caa...
0.4
CC/Ca...
0.0Footnote Reference(e)
C...
0.0Footnote Reference(e)
D...
0.0Footnote Reference(e)
N/R...
5.5
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(e)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Total Return V.I. Fund

Class III Shares | CBIII

Annual Shareholder Report — December 31, 2025

CBIII-12/25-AR

(b) Not Applicable

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-537-4942.
Item 3 – Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

               Lorenzo A. Flores
Catherine A. Lynch
Arthur P. Steinmetz

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 – Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock High Yield V.I. Fund	$40,898	$40,698	$0	$0	$15,500	$15,496	$388	$0
BlackRock Total Return V.I. Fund	$52,173	$51,918	$0	$0	$15,500	$15,500	$388	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,149,000	$2,149,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3 Non-audit fees of $2,149,000 and $2,149,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored or advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription.  These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

               (e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not Applicable
(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:
Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock High Yield V.I. Fund	$15,888	$15,496
BlackRock Total Return V.I. Fund	$15,888	$15,500

              Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored or advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:
Current Fiscal Year End	Previous Fiscal Year End
$2,149,000	$2,149,000

              These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
December 31, 2025
Not FDIC Insured - May Lose Value - No Bank Guarantee
2025 Annual Financial
Statements and Additional
Information
BlackRock Variable Series Funds, Inc.
BlackRock Variable Series Funds II, Inc.

December 31, 2025
Not FDIC Insured - May Lose Value - No Bank Guarantee
2025 Annual Financial
Statements and Additional
Information
BlackRock Variable Series Funds II, Inc.
BlackRock High Yield V.I. Fund

Derivative Financial Instruments
2025
BlackRock Annual Financial Statements and Additional Information
2
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Schedule of Investments
December 31, 2025
BlackRock High Yield V.I. Fund
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
Unique Pub Finance Co. plc (The), Series N,
6.46%, 03/30/32
(a)
.................. GBP 55 $ 77,249
Total Asset-Backed Securities — 0.0%
(Cost: $ 70,474 ) ................................. 77,249
Shares
Shares
Common Stocks
Energy Equipment & Services — 0.0%
Nine Energy Service, Inc.
(b)
.............. 880 304
Health Care Providers & Services — 0.0%
Quorum Group
(b) (c)
.................... 6,561 3,280
Metals & Mining — 0.1%
Constellium SE , Class A
(b)
............... 76,922 1,449,980
Oil, Gas & Consumable Fuels — 0.2%
Energy Transfer LP ................... 121,701 2,006,850
Enterprise Products Partners LP ........... 25,502 817,594
2,824,444
Specialized REITs — 0.2%
VICI Properties, Inc. ................... 80,959 2,276,567
Wireless Telecommunication Services — 0.1%
Altice France Lux 3
(b)
.................. 31,635 557,141
Total Common Stocks — 0 .6%
(Cost: $ 6,885,699 ) ............................... 7,111,716
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 2.8%
AAR Escrow Issuer LLC, 6.75%, 03/15/29
(d)
... USD 789 816,489
ATI, Inc.
4.88% , 10/01/29 ................... 225 224,631
7.25% , 08/15/30 ................... 1,106 1,168,464
5.13% , 10/01/31 ................... 934 934,627
Axon Enterprise, Inc., 6.25%, 03/15/33
(d)
..... 166 172,694
Bombardier, Inc.
(d)
8.75% , 11/15/30 ................... 611 660,129
7.25% , 07/01/31 ................... 123 131,075
7.00% , 06/01/32 ................... 1,260 1,331,368
6.75% , 06/15/33 ................... 1,004 1,061,214
BWX Technologies, Inc., 4.13%, 06/30/28
(d)
... 457 449,953
Carpenter Technology Corp., 5.63%, 03/01/34
(d)
842 855,241
Czechoslovak Group A/S, 5.25%, 01/10/31
(a)
.. EUR 100 121,633
Efesto Bidco SpA Efesto US LLC, Series XR,
7.50%, 02/15/32
(d)
................. USD 4,610 4,656,607
Goat Holdco LLC, 6.75%, 02/01/32
(d)
....... 667 685,052
TransDigm, Inc.
(d)
6.75% , 08/15/28 ................... 1,173 1,193,663
6.38% , 03/01/29 ................... 2,192 2,260,542
6.63% , 03/01/32 ................... 1,905 1,981,998
6.00% , 01/15/33 ................... 2,771 2,836,035
6.38% , 05/31/33 ................... 5,968 6,123,926
6.25% , 01/31/34 ................... 584 606,006
6.75% , 01/31/34 ................... 4,497 4,684,454
32,955,801
Security
Par (000)
Par (000) Value
Air Freight & Logistics — 0.1%
(d)
Rand Parent LLC, 8.50%, 02/15/30 ........ USD 624 $ 650,116
Stonepeak Nile Parent LLC, 7.25%, 03/15/32 .. 195 206,368
856,484
Automobile Components — 1.4%
Allison Transmission, Inc., 5.88%, 12/01/33
(d)
.. 853 865,422
American Axle & Manufacturing, Inc.
(d)
6.38% , 10/15/32 ................... 458 466,454
7.75% , 10/15/33 ................... 478 486,881
Clarios Global LP
6.75% , 05/15/28
(d)
.................. 1,076 1,103,303
6.75% , 02/15/30
(d)
.................. 1,978 2,064,656
4.75% , 06/15/31
(d)
.................. EUR 835 995,265
4.75% , 06/15/31
(a)
.................. 100 119,193
6.75% , 09/15/32
(d)
.................. USD 2,725 2,825,805
Dana, Inc.
4.25% , 09/01/30 ................... 257 248,839
4.50% , 02/15/32 ................... 392 376,284
Forvia SE, 5.50%, 06/15/31
(a)
........... EUR 126 153,200
Garrett Motion Holdings, Inc., 7.75%, 05/31/32
(d)
USD 273 290,163
Goodyear Tire & Rubber Co. (The)
5.00% , 07/15/29 ................... 176 173,898
6.63% , 07/15/30 ................... 316 323,595
5.25% , 04/30/31 ................... 39 37,443
5.63% , 04/30/33 ................... 248 234,905
Icahn Enterprises LP
5.25% , 05/15/27 ................... 2,217 2,186,528
9.75% , 01/15/29 ................... 454 452,611
4.38% , 02/01/29 ................... 317 273,504
10.00% , 11/15/29
(d)
................. 849 848,401
IHO Verwaltungs GmbH, 8.75%, (8.75% Cash or
9.50% PIK), 05/15/28
(a) (e) (f)
............ EUR 100 122,802
Mahle GmbH, 6.50%, 05/02/31
(a)
......... 100 122,197
Schaeffler AG, 4.25%, 04/01/28
(a)
......... 100 119,966
Tenneco, Inc., 8.00%, 11/17/28
(d)
......... USD 1,103 1,106,529
ZF Europe Finance BV, 7.00%, 06/12/30
(a)
.... EUR 100 123,806
16,121,650
Automobiles — 0.5%
Aston Martin Capital Holdings Ltd., 10.38%,
03/31/29
(a)
...................... GBP 100 122,702
Nissan Motor Acceptance Co. LLC, 6.13%,
09/30/30
(d)
...................... USD 1,354 1,354,189
Nissan Motor Co. Ltd.
5.25% , 07/17/29
(a)
.................. EUR 100 120,658
7.75% , 07/17/32
(d)
.................. USD 818 868,888
6.38% , 07/17/33
(d)
.................. EUR 435 524,287
8.13% , 07/17/35
(d)
.................. USD 1,835 1,949,912
RCI Banque SA
(a)(f)
(5-Year EURIBOR ICE Swap Rate + 2.75%),
5.50% , 10/09/34 ................. EUR 100 123,859
(5-Year EURIBOR ICE Swap Rate + 2.20%),
4.75% , 03/24/37 ................. 100 119,769
Rivian Holdings LLC, 10.00%, 01/15/31
(d)
.... USD 691 679,294
5,863,558
Banks — 0.2%
Abanca Corp. Bancaria SA, (5-Year EURIBOR
ICE Swap Rate + 2.45%), 4.63%, 12/11/36
(a) (f)
EUR 100 120,567
Banca Monte dei Paschi di Siena SpA, (5-Year
EURIBOR ICE Swap Rate + 2.15%), 4.38%,
10/02/35
(a) (f)
..................... 200 238,474
Banco Espirito Santo SA
(a)(b)(g)
2.63% , 05/08/17 ................... 100 25,854
4.75% , 01/15/18 ................... 100 25,854
4.00% , 01/21/25 ................... 100 25,855

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock High Yield V.I. Fund
4
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Bankinter SA, (5-Year EURIBOR ICE Swap Rate
+ 4.71%), 7.38%
(a) (f) (h)
............... EUR 200 $ 252,004
CaixaBank SA, (5-Year EURIBOR ICE Swap
Rate + 3.94%), 6.25%
(a) (f) (h)
............ 200 247,077
Intesa Sanpaolo SpA, (5-Year EUR Swap Annual
+ 5.85%), 5.50%
(a) (f) (h)
............... 250 300,778
National Bank of Greece SA, (5-Year EURIBOR
ICE Swap Rate + 3.15%), 5.88%, 06/28/35
(a) (f)
125 156,952
Toronto-Dominion Bank (The), (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.98%), 7.25%, 07/31/84
(f)
..... USD 1,055 1,108,194
2,501,609
Biotechnology — 0.2%
Genmab A/S
(d)
6.25% , 12/15/32 ................... 535 548,293
7.25% , 12/15/33 ................... 1,313 1,379,191
Grifols SA
(a)
2.25% , 11/15/27 ................... EUR 697 815,117
7.13% , 05/01/30 ................... 100 123,296
2,865,897
Broadline Retail — 0.4%
ANGI Group LLC, 3.88%, 08/15/28
(d)
....... USD 282 260,469
B&M European Value Retail SA, 6.50%,
11/27/31
(a)
...................... GBP 100 132,654
Getty Images, Inc.
(d)
11.25% , 02/21/30 .................. USD 520 487,591
10.50% , 11/15/30 .................. 354 356,925
Match Group Holdings II LLC
(d)
4.63% , 06/01/28 ................... 231 228,934
3.63% , 10/01/31 ................... 413 378,965
6.13% , 09/15/33 ................... 755 764,041
Rakuten Group, Inc.
(d)
11.25% , 02/15/27 .................. 521 557,053
9.75% , 04/15/29 ................... 1,400 1,565,845
4,732,477
Building Products — 1.9%
AmeriTex HoldCo Intermediate LLC, 7.63%,
08/15/33
(d)
...................... 674 710,163
Builders FirstSource, Inc.
(d)
6.38% , 03/01/34 ................... 249 257,449
6.75% , 05/15/35 ................... 922 963,964
EMRLD Borrower LP
6.38% , 12/15/30
(a)
.................. EUR 100 122,445
6.63% , 12/15/30
(d)
.................. USD 2,487 2,590,241
6.75% , 07/15/31
(d)
.................. 2,322 2,447,416
JELD-WEN, Inc.
(d)
4.88% , 12/15/27 ................... 641 559,472
7.00% , 09/01/32 ................... 476 327,050
New Enterprise Stone & Lime Co., Inc.
(d)
5.25% , 07/15/28 ................... 181 180,848
9.75% , 07/15/28 ................... 491 494,683
Quikrete Holdings, Inc.
(d)
6.38% , 03/01/32 ................... 3,368 3,505,684
6.75% , 03/01/33 ................... 2,145 2,240,004
Smyrna Ready Mix Concrete LLC
(d)
6.00% , 11/01/28 ................... 112 112,518
8.88% , 11/15/31 ................... 76 81,292
Standard Building Solutions, Inc.
(d)
6.50% , 08/15/32 ................... 1,322 1,361,033
6.25% , 08/01/33 ................... 3,439 3,513,066
5.88% , 03/15/34 ................... 846 848,473
Standard Industries, Inc.
(d)
4.75% , 01/15/28 ................... 3 2,992
4.38% , 07/15/30 ................... 1,161 1,120,023
Security
Par (000)
Par (000) Value
Building Products (continued)
3.38% , 01/15/31 ................... USD 416 $ 381,129
Wilsonart LLC, 11.00%, 08/15/32
(d)
........ 929 830,138
22,650,083
Capital Markets — 0.8%
Apollo Debt Solutions BDC
5.88% , 08/30/30 ................... 490 495,613
6.70% , 07/29/31 ................... 215 226,866
6.55% , 03/15/32 ................... 108 111,439
Ares Strategic Income Fund
(d)
5.80% , 09/09/30 ................... 540 545,229
5.15% , 01/15/31 ................... 536 525,989
Bain Capital Specialty Finance, Inc., 5.95%,
03/15/30 ....................... 165 164,363
Blue Owl Capital Corp., 6.20%, 07/15/30 .... 679 687,530
Blue Owl Capital Corp. II, 8.45%, 11/15/26 ... 201 206,675
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(d)
................. 415 384,773
Focus Financial Partners LLC, 6.75%, 09/15/31
(d)
1,624 1,669,665
Goldman Sachs Group, Inc. (The), Series Y,
(10-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.40%), 6.13%
(f) (h)
..... 2,224 2,255,029
Jane Street Group
(d)
6.13% , 11/01/32 ................... 215 218,775
6.75% , 05/01/33 ................... 984 1,027,096
Osaic Holdings, Inc.
(d)
6.75% , 08/01/32 ................... 385 402,179
8.00% , 08/01/33 ................... 643 668,524
9,589,745
Chemicals — 3.1%
Advancion Sciences, Inc., 9.25%, (9.25% Cash
or 10.00% PIK), 11/01/26
(d) (e)
.......... 750 642,053
Avient Corp., 6.25%, 11/01/31
(d)
.......... 224 230,240
Axalta Coating Systems Dutch Holding B BV,
7.25%, 02/15/31
(d)
................. 829 874,276
Axalta Coating Systems LLC, 3.38%, 02/15/29
(d)
512 492,168
Celanese US Holdings LLC
7.00% , 02/15/31 ................... 77 78,837
6.75% , 04/15/33 ................... 527 524,235
7.38% , 02/15/34 ................... 646 656,317
Chemours Co. (The)
5.38% , 05/15/27 ................... 903 905,193
5.75% , 11/15/28
(d)
.................. 1,746 1,698,003
8.00% , 01/15/33
(d)
.................. 385 372,723
Element Solutions, Inc., 3.88%, 09/01/28
(d)
... 3,409 3,332,120
FIS Fabbrica Italiana Sintetici SpA, 5.63%,
08/01/27
(a)
...................... EUR 100 117,518
HB Fuller Co., 4.25%, 10/15/28 .......... USD 185 183,047
Herens Holdco SARL, 4.75%, 05/15/28
(d)
.... 651 565,249
Ingevity Corp., 3.88%, 11/01/28
(d)
......... 132 128,530
Inversion Escrow Issuer LLC, 6.75%, 08/01/32
(d)
1,572 1,565,927
Itelyum Regeneration SpA, 5.75%, 04/15/30
(a)
. EUR 100 117,136
Kronos International, Inc., 9.50%, 03/15/29
(a)
.. 200 218,196
Lune Holdings SARL, 5.63%, 11/15/28
(a)
..... 100 13,515
Mativ Holdings, Inc., 8.00%, 10/01/29
(d)
..... USD 384 387,850
Maxam Prill SARL, 6.00%, 07/15/30
(a)
...... EUR 107 128,473
Methanex US Operations, Inc., 6.25%,
03/15/32
(d)
...................... USD 296 304,782
Minerals Technologies, Inc., 5.00%, 07/01/28
(d)
. 388 384,120
Olympus Water US Holding Corp.
5.38% , 10/01/29
(a)
.................. EUR 200 218,087
6.25% , 10/01/29
(d)
.................. USD 404 393,125
7.25% , 06/15/31
(d)
.................. 2,395 2,450,104
6.13% , 02/15/33
(a)
.................. EUR 100 116,595
7.25% , 02/15/33
(d)
.................. USD 5,326 5,352,318

Schedule of Investments
(continued)
December 31, 2025
BlackRock High Yield V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
Perimeter Holdings LLC, 6.25%, 01/15/34
(d)
... USD 1,601 $ 1,590,480
Scotts Miracle-Gro Co. (The)
4.50% , 10/15/29 ................... 222 217,817
4.00% , 04/01/31 ................... 325 305,781
4.38% , 02/01/32 ................... 533 500,354
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(d)
...................... 2,049 2,028,913
Solstice Advanced Materials, Inc., 5.63%,
09/30/33
(d)
...................... 1,254 1,265,028
WR Grace Holdings LLC
(d)
4.88% , 06/15/27 ................... 354 352,908
5.63% , 08/15/29 ................... 4,457 4,242,554
7.38% , 03/01/31 ................... 819 838,683
6.63% , 08/15/32 ................... 2,676 2,710,172
36,503,427
Commercial Services & Supplies — 4.1%
ADT Security Corp. (The)
(d)
4.88% , 07/15/32 ................... 212 205,339
5.88% , 10/15/33 ................... 1,721 1,742,329
Allied Universal Holdco LLC
4.63% , 06/01/28
(d)
.................. 4,114 4,052,916
4.88% , 06/01/28
(a)
.................. GBP 150 196,846
6.00% , 06/01/29
(d)
.................. USD 3,840 3,800,266
6.88% , 06/15/30
(d)
.................. 2,634 2,742,458
7.88% , 02/15/31
(d)
.................. 6,337 6,678,430
Amber Finco plc, 6.63%, 07/15/29
(a)
........ EUR 111 136,982
APCOA Group GmbH, 6.00%, 04/15/31
(a)
.... 106 126,786
APi Group DE, Inc.
(d)
4.13% , 07/15/29 ................... USD 453 440,435
4.75% , 10/15/29 ................... 225 220,444
Aramark Services, Inc., 5.00%, 02/01/28
(d)
.... 251 250,963
Arena Luxembourg Finance SARL, (3-mo.
EURIBOR at 0.00% Floor + 2.50%), 4.55%,
05/01/30
(a) (f)
..................... EUR 100 118,564
Biffa Group Holdings Ltd.
(a)
5.25% , 06/15/31 ................... 100 117,180
7.38% , 06/15/31 ................... GBP 100 135,957
Brink's Co. (The)
(d)
6.50% , 06/15/29 ................... USD 408 422,441
6.75% , 06/15/32 ................... 762 794,032
Deluxe Corp., 8.13%, 09/15/29
(d)
......... 335 352,915
Garda World Security Corp.
(d)
7.75% , 02/15/28 ................... 1,247 1,275,178
6.00% , 06/01/29 ................... 420 411,891
8.25% , 08/01/32 ................... 1,962 1,994,028
8.38% , 11/15/32 ................... 3,389 3,452,079
GFL Environmental, Inc.
(d)
4.00% , 08/01/28 ................... 689 679,629
4.75% , 06/15/29 ................... 23 22,953
4.38% , 08/15/29 ................... 1,000 983,327
6.75% , 01/15/31 ................... 711 745,962
Luna 1.5 SARL
10.50% , 07/01/32
(d)
................. EUR 325 397,151
10.50% , ( 10.50 % Cash or 11.25 % PIK),
07/01/32
(a) (e)
.................... 100 122,200
Madison IAQ LLC
(d)
4.13% , 06/30/28 ................... USD 504 495,233
5.88% , 06/30/29 ................... 1,831 1,819,876
Paprec Holding SA, 4.13%, 07/15/30
(a)
...... EUR 100 118,080
Raven Acquisition Holdings LLC, 6.88%,
11/15/31
(d)
...................... USD 1,042 1,073,615
Reworld Holding Corp., 4.88%, 12/01/29
(d)
.... 365 350,831
RR Donnelley & Sons Co., 9.50%, 08/01/29
(d)
.. 1,559 1,606,550
Sabre Financial Borrower LLC, 11.13%,
06/15/29
(d)
...................... 1,466 1,485,553
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Veritiv Operating Co., 10.50%, 11/30/30
(d)
.... USD 422 $ 453,740
Waste Pro USA, Inc., 7.00%, 02/01/33
(d)
..... 4,781 4,921,158
Williams Scotsman, Inc.
(d)
6.63% , 06/15/29 ................... 473 488,549
6.63% , 04/15/30 ................... 553 571,575
7.38% , 10/01/31 ................... 845 882,765
Wrangler Holdco Corp., 6.63%, 04/01/32
(d)
... 1,352 1,417,197
48,304,403
Communications Equipment — 0.3%
(d)
CommScope LLC, 4.75%, 09/01/29 ........ 2,672 2,668,232
Viavi Solutions, Inc., 3.75%, 10/01/29 ...... 430 411,564
3,079,796
Construction & Engineering — 0.6%
AECOM, 6.00%, 08/01/33
(d)
............ 1,789 1,833,474
Arcosa, Inc.
(d)
4.38% , 04/15/29 ................... 401 394,173
6.88% , 08/15/32 ................... 343 361,567
Brand Industrial Services, Inc., 10.38%,
08/01/30
(d)
...................... 3,204 3,141,978
Dycom Industries, Inc., 4.50%, 04/15/29
(d)
.... 279 275,596
Heathrow Finance plc, 6.63%, 03/01/31
(a)
.... GBP 100 135,539
Weekley Homes LLC, 6.75%, 01/15/34
(d)
..... USD 506 512,340
6,654,667
Consumer Finance — 1.4%
Azorra Finance Ltd.
(d)
7.75% , 04/15/30 ................... 434 458,413
7.25% , 01/15/31 ................... 338 354,167
Bread Financial Holdings, Inc., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.30%), 8.38%, 06/15/35
(d) (f)
.... 119 123,027
GGAM Finance Ltd.
(d)
8.00% , 06/15/28 ................... 264 279,568
6.88% , 04/15/29 ................... 632 655,501
5.88% , 03/15/30 ................... 196 198,695
Global Aircraft Leasing Co. Ltd., 8.75%,
09/01/27
(d)
...................... 1,865 1,926,414
Navient Corp.
9.38% , 07/25/30 ................... 48 53,343
7.88% , 06/15/32 ................... 376 393,368
OneMain Finance Corp.
6.63% , 05/15/29 ................... 832 861,739
5.38% , 11/15/29 ................... 478 478,323
7.88% , 03/15/30 ................... 631 667,164
6.13% , 05/15/30 ................... 994 1,013,469
4.00% , 09/15/30 ................... 471 441,497
7.50% , 05/15/31 ................... 314 330,375
7.13% , 11/15/31 ................... 265 276,617
6.75% , 03/15/32 ................... 1,573 1,615,337
7.13% , 09/15/32 ................... 575 597,379
6.50% , 03/15/33 ................... 1,288 1,299,143
6.75% , 09/15/33 ................... 1,598 1,618,181
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30
(d)
2,478 2,639,848
16,281,568
Consumer Staples Distribution & Retail — 0.8%
Albertsons Cos., Inc.
(d)
5.50% , 03/31/31 ................... 486 491,124
6.25% , 03/15/33 ................... 805 827,525
5.75% , 03/31/34 ................... 843 846,410
Bellis Acquisition Co. plc
(a)
8.13% , 05/14/30 ................... GBP 163 204,353
8.00% , 07/01/31 ................... EUR 100 113,889
Boots Group Finco LP
5.38% , 08/31/32
(d)
.................. 1,095 1,329,737

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock High Yield V.I. Fund
6
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
5.38% , 08/31/32
(a)
.................. EUR 100 $ 121,437
7.38% , 08/31/32
(d)
.................. GBP 480 669,126
KeHE Distributors LLC, 9.00%, 02/15/29
(d)
.... USD 439 460,818
Lion/Polaris Lux 4 SA
(3-mo. EURIBOR at 0.00% Floor + 3.63%),
5.64% , 07/01/29
(a) (f)
............... EUR 200 237,753
Market Bidco Finco plc, 6.75%, 01/31/31
(a)
... 100 116,238
New Immo Holding SA, 3.25%, 07/23/27
(a)
.... 100 117,260
Ocado Group plc, 11.00%, 06/15/30
(a)
...... GBP 100 135,959
Performance Food Group, Inc.
(d)
4.25% , 08/01/29 ................... USD 181 176,960
6.13% , 09/15/32 ................... 1,839 1,895,840
United Natural Foods, Inc., 6.75%, 10/15/28
(d)
. 609 609,572
US Foods, Inc.
(d)
4.75% , 02/15/29 ................... 126 125,293
7.25% , 01/15/32 ................... 388 407,836
8,887,130
Containers & Packaging — 2.7%
Ardagh Group SA
9.50% , 12/01/30
(d)
.................. 1,435 1,556,590
12.00% , ( 12.00 % Cash or 7.50 % PIK),
12/01/30
(a) (e) (f)
................... EUR 509 542,302
12.00% , ( 12.00 % Cash or 6.50 % PIK),
12/01/30
(d) (e) (f)
................... USD 2,234 2,028,410
Ardagh Metal Packaging Finance USA LLC
3.00% , 09/01/29
(a)
.................. EUR 200 223,486
4.00% , 09/01/29
(d)
.................. USD 3,289 3,096,218
6.25% , 01/30/31
(d)
.................. 950 971,636
Ardagh Packaging Finance plc, 9.50%,
12/01/30
(a)
...................... 87 94,894
Ball Corp.
4.25% , 07/01/32 ................... EUR 405 487,074
5.50% , 09/15/33
(d)
.................. USD 434 442,417
Clydesdale Acquisition Holdings, Inc.
(d)
6.63% , 04/15/29 ................... 942 958,437
6.88% , 01/15/30 ................... 1,334 1,367,350
6.75% , 04/15/32 ................... 2,576 2,648,835
Crown Americas LLC, 5.88%, 06/01/33
(d)
.... 1,986 2,031,279
Kleopatra Finco SARL, 4.25%, 03/01/26
(a) (b) (g)
.. EUR 100 55,234
LABL, Inc.
(d)
5.88% , 11/01/28 ................... USD 177 110,914
9.50% , 11/01/28 ................... 1,305 823,417
8.63% , 10/01/31 ................... 488 259,547
Mauser Packaging Solutions Holding Co.
(d)
7.88% , 04/15/30 ................... 8,912 8,841,687
9.25% , 04/15/30 ................... 779 747,840
OI European Group BV
6.25% , 05/15/28
(d)
.................. EUR 113 136,618
5.25% , 06/01/29
(a)
.................. 100 121,242
Sealed Air Corp.
(d)
4.00% , 12/01/27 ................... USD 351 349,180
5.00% , 04/15/29 ................... 146 146,960
7.25% , 02/15/31 ................... 60 62,481
6.50% , 07/15/32 ................... 97 100,626
Silgan Holdings, Inc., 4.25%, 02/15/31
(d)
..... EUR 920 1,095,775
Trivium Packaging Finance BV
6.63% , 07/15/30
(a)
.................. 245 303,180
6.63% , 07/15/30
(d)
.................. 245 303,179
8.25% , 07/15/30
(d)
.................. USD 1,080 1,157,745
12.25% , 01/15/31
(d)
................. 302 327,681
31,392,234
Security
Par (000)
Par (000) Value
Distributors — 0.2%
(d)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 ............... USD 18 $ 17,347
Gates Corp., 6.88%, 07/01/29 ........... 776 805,860
Resideo Funding, Inc.
4.00% , 09/01/29 ................... 124 119,511
6.50% , 07/15/32 ................... 1,228 1,256,899
2,199,617
Diversified Consumer Services — 0.7%
Belron UK Finance plc, 5.75%, 10/15/29
(d)
.... 1,289 1,316,314
Multiversity SpA
(a)
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.32% , 05/17/31
(f)
................ EUR 100 118,833
7.13% , 05/17/31 ................... 100 125,504
Service Corp. International
3.38% , 08/15/30 ................... USD 305 285,205
4.00% , 05/15/31 ................... 173 165,355
5.75% , 10/15/32 ................... 2,290 2,330,624
Sotheby's
(d)
7.38% , 10/15/27 ................... 1,591 1,581,689
5.88% , 06/01/29 ................... 1,130 1,051,344
Wand NewCo 3, Inc., 7.63%, 01/30/32
(d)
..... 1,487 1,573,729
8,548,597
Diversified REITs — 0.1%
(d)
Digital Realty Trust, Inc., 1.88%, 11/15/29
(i)
... 223 226,122
Iron Mountain Information Management Services,
Inc., 5.00%, 07/15/32 ............... 951 907,886
1,134,008
Diversified Telecommunication Services — 6.0%
Altice France SA
4.75% , 10/15/30
(a)
.................. EUR 142 157,429
6.88% , 10/15/30
(d)
.................. USD 585 567,095
6.50% , 10/15/31
(d)
.................. 590 560,279
6.50% , 04/15/32
(d)
.................. 3,645 3,494,407
5.63% , 07/15/32
(a)
.................. EUR 34 38,019
6.88% , 07/15/32
(d)
.................. USD 715 685,661
APLD ComputeCo LLC, 9.25%, 12/15/30
(d)
... 621 609,139
CCO Holdings LLC
5.38% , 06/01/29
(d)
.................. 302 298,593
6.38% , 09/01/29
(d)
.................. 862 873,849
4.75% , 03/01/30
(d)
.................. 1,558 1,487,965
4.50% , 08/15/30
(d)
.................. 334 314,465
4.25% , 02/01/31
(d)
.................. 1,932 1,775,218
4.75% , 02/01/32
(d)
.................. 1,320 1,206,404
4.50% , 05/01/32 ................... 1,259 1,130,000
4.50% , 06/01/33
(d)
.................. 1,347 1,179,108
4.25% , 01/15/34
(d)
.................. 3,834 3,259,952
Cipher Compute LLC, 7.13%, 11/15/30
(d)
..... 1,996 2,032,892
eircom Finance DAC, 5.00%, 04/30/31
(a)
..... EUR 112 133,862
Fibercop SpA
4.75% , 06/30/30
(a)
.................. 100 119,416
5.13% , 06/30/32
(a)
.................. 100 119,439
Series 2034 , 6.00% , 09/30/34
(d)
......... USD 984 932,187
Series 2036 , 7.20% , 07/18/36
(d)
......... 1,168 1,162,452
Flash Compute LLC, 7.25%, 12/31/30
(d)
..... 1,709 1,693,214
Frontier Communications Holdings LLC
5.88% , 10/15/27
(d)
.................. 746 748,409
5.00% , 05/01/28
(d)
.................. 1,499 1,501,578
6.75% , 05/01/29
(d)
.................. 310 312,347
5.88% , 11/01/29 ................... 509 514,865
6.00% , 01/15/30
(d)
.................. 661 672,209
8.75% , 05/15/30
(d)
.................. 2,460 2,568,881
8.63% , 03/15/31
(d)
.................. 930 978,530
Iliad SA
(a)
5.63% , 02/15/30 ................... EUR 100 126,276

Schedule of Investments
(continued)
December 31, 2025
BlackRock High Yield V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
4.25% , 01/09/32 ................... EUR 100 $ 118,548
Kaixo Bondco Telecom SA, 5.13%, 09/30/29
(a)
. 200 237,895
Level 3 Financing, Inc.
(d)
3.63% , 01/15/29 ................... USD 174 160,586
4.88% , 06/15/29 ................... 3,156 3,069,210
6.88% , 06/30/33 ................... 6,995 7,158,012
7.00% , 03/31/34 ................... 6,017 6,201,432
8.50% , 01/15/36 ................... 4,385 4,490,164
Lumen Technologies, Inc.
(d)
4.13% , 04/15/30 ................... 450 446,709
10.00% , 10/15/32 .................. 576 579,054
Maya SAS, 7.00%, 04/15/32
(d)
........... 1,200 1,236,784
Sable International Finance Ltd., 7.13%,
10/15/32
(d)
...................... 1,654 1,676,742
Telecom Italia Capital SA, 7.72%, 06/04/38 ... 1,086 1,202,980
Virgin Media Secured Finance plc
(a)
4.25% , 01/15/30 ................... GBP 100 123,528
4.13% , 08/15/30 ................... 200 241,574
Windstream Services LLC
(d)
8.25% , 10/01/31 ................... USD 4,280 4,493,014
7.50% , 10/15/33 ................... 1,408 1,443,352
WULF Compute LLC, 7.75%, 10/15/30
(d)
..... 2,925 3,013,477
Zayo Group Holdings, Inc.
(d)(e)(f)
6.25% , ( 6.25 % Cash or 0.50 % PIK), 03/09/30 3,303 3,133,407
9.00% , ( 9.00 % Cash or 1.88 % PIK), 09/09/30 682 622,314
70,902,922
Electric Utilities — 2.2%
Alpha Generation LLC, 6.75%, 10/15/32
(d)
.... 1,191 1,232,911
California Buyer Ltd.
5.63% , 02/15/32
(a)
.................. EUR 100 120,049
6.38% , 02/15/32
(d)
.................. USD 594 594,980
ContourGlobal Power Holdings SA
5.00% , 02/28/30
(a)
.................. EUR 100 120,320
6.75% , 02/28/30
(d)
.................. USD 1,600 1,649,776
EDP SA, (5-Year EURIBOR ICE Swap Rate +
2.40%), 4.63%, 09/16/54
(a) (f)
........... EUR 100 120,591
NextEra Energy Capital Holdings, Inc., (5-Year
US Treasury Yield Curve Rate T Note Constant
Maturity + 2.46%), 6.75%, 06/15/54
(f)
..... USD 345 368,317
NRG Energy, Inc.
(d)
5.75% , 07/15/29 ................... 634 630,897
6.00% , 02/01/33 ................... 2,020 2,059,994
5.75% , 01/15/34 ................... 1,831 1,849,621
6.25% , 11/01/34 ................... 2,330 2,392,945
6.00% , 01/15/36 ................... 5,260 5,329,660
Pattern Energy Operations LP, 4.50%, 08/15/28
(d)
118 116,381
Public Power Corp. SA, 4.63%, 10/31/31
(a)
... EUR 100 120,274
Vistra Operations Co. LLC
(d)
7.75% , 10/15/31 ................... USD 806 853,697
6.88% , 04/15/32 ................... 660 695,257
VoltaGrid LLC, 7.38%, 11/01/30
(d)
......... 4,440 4,398,911
XPLR Infrastructure Operating Partners LP
(d)
8.38% , 01/15/31 ................... 1,980 2,078,270
7.75% , 04/15/34 ................... 1,810 1,839,489
26,572,340
Electrical Equipment — 0.1%
(d)
Sensata Technologies BV, 4.00%, 04/15/29 ... 29 28,295
Vertiv Group Corp., 4.13%, 11/15/28 ....... 625 617,319
645,614
Electronic Equipment, Instruments & Components — 0.5%
(d)
Coherent Corp., 5.00%, 12/15/29 ......... 790 787,327
Insight Enterprises, Inc., 6.63%, 05/15/32 .... 278 285,783
Sensata Technologies, Inc.
4.38% , 02/15/30 ................... 942 920,051
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components (continued)
3.75% , 02/15/31 ................... USD 1,293 $ 1,213,450
6.63% , 07/15/32 ................... 1,801 1,885,777
Zebra Technologies Corp., 6.50%, 06/01/32 ... 362 374,208
5,466,596
Energy Equipment & Services — 1.5%
Archrock Partners LP
(d)
6.25% , 04/01/28 ................... 845 849,849
6.63% , 09/01/32 ................... 2,329 2,402,026
Diamond Foreign Asset Co., 8.50%, 10/01/30
(d)
. 285 301,913
Enerflex, Inc., 6.88%, 01/15/31
(d)
......... 290 296,508
Kodiak Gas Services LLC
(d)
7.25% , 02/15/29 ................... 1,262 1,312,924
6.50% , 10/01/33 ................... 1,416 1,446,038
6.75% , 10/01/35 ................... 722 742,367
Nabors Industries, Inc., 7.63%, 11/15/32
(d)
.... 380 373,493
Noble Finance II LLC, 8.00%, 04/15/30
(d)
.... 138 143,370
Oceaneering International, Inc., 6.00%, 02/01/28 171 172,920
OEG Finance plc, 7.25%, 09/27/29
(a)
....... EUR 100 122,845
Star Holding LLC, 8.75%, 08/01/31
(d)
....... USD 659 634,525
Tidewater, Inc., 9.13%, 07/15/30
(d)
......... 613 657,712
Transocean International Ltd.
(d)
8.25% , 05/15/29 ................... 394 397,094
8.75% , 02/15/30 ................... 445 464,723
8.50% , 05/15/31 ................... 290 287,253
7.88% , 10/15/32 ................... 549 573,376
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(d)
...................... 129 131,453
USA Compression Partners LP
(d)
7.13% , 03/15/29 ................... 1,019 1,054,778
6.25% , 10/01/33 ................... 2,150 2,175,779
Valaris Ltd., 8.38%, 04/30/30
(d)
........... 516 536,879
Vallourec SACA, 7.50%, 04/15/32
(d)
........ 971 1,030,991
Weatherford International Ltd., 6.75%, 10/15/33
(d)
1,965 2,012,380
18,121,196
Entertainment — 0.6%
Banijay Entertainment SAS, 7.00%, 05/01/29
(a)
. EUR 100 121,901
Cinemark USA, Inc., 7.00%, 08/01/32
(d)
..... USD 196 203,390
Electronic Arts, Inc., 2.95%, 02/15/51 ....... 478 440,911
Live Nation Entertainment, Inc.
(d)
4.75% , 10/15/27 ................... 34 34,069
3.75% , 01/15/28 ................... 728 715,696
Odeon Finco plc, 12.75%, 11/01/27
(d)
....... 800 824,851
Pinewood Finco plc, 6.00%, 03/27/30
(a)
...... GBP 112 151,820
Playtika Holding Corp., 4.25%, 03/15/29
(d)
.... USD 187 167,695
Starz Capital Holdings 1, Inc., 6.00%, 04/15/30
(d)
638 609,290
Warnermedia Holdings, Inc., 5.05%, 03/15/42 . 5,249 3,693,984
6,963,607
Financial Services — 3.1%
Block, Inc.
2.75% , 06/01/26 ................... 100 99,403
5.63% , 08/15/30
(d)
.................. 1,035 1,056,033
6.50% , 05/15/32 ................... 2,944 3,061,348
6.00% , 08/15/33
(d)
.................. 1,366 1,402,348
Boost Newco Borrower LLC, 7.50%, 01/15/31
(d)
2,038 2,166,088
CrossCountry Intermediate HoldCo LLC
(d)
6.50% , 10/01/30 ................... 693 706,857
6.75% , 12/01/32 ................... 355 360,761
Encore Issuances SA, (1-mo. EURIBOR +
3.00%), 4.93%, 08/14/26
(a) (f)
........... EUR 32 37,754
Freedom Mortgage Holdings LLC
(d)
9.25% , 02/01/29 ................... USD 422 442,614
6.88% , 05/01/31 ................... 377 377,227
9.13% , 05/15/31 ................... 1,132 1,215,832
8.38% , 04/01/32 ................... 470 494,752

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock High Yield V.I. Fund
8
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
Garfunkelux Holdco 3 SA, 9.00%, 09/01/28
(a)
.. EUR 164 $ 184,506
Intrum Investments & Financing AB, 8.00%,
09/11/27
(a)
...................... 177 210,738
ION Platform Finance SARL
(a)
7.88% , 05/01/29 ................... 200 238,548
6.50% , 09/30/30 ................... 100 113,724
Midcap Financial Issuer Trust
(d)
6.50% , 05/01/28 ................... USD 932 930,368
5.63% , 01/15/30 ................... 632 591,969
Nationwide Building Society, (5-Year U.K.
Government Bonds Note Generic Bid Yield +
5.63%), 5.75%
(a) (f) (h)
................ GBP 200 269,288
PennyMac Financial Services, Inc.
(d)
7.88% , 12/15/29 ................... USD 405 430,939
7.13% , 11/15/30 ................... 276 290,139
6.88% , 05/15/32 ................... 1,571 1,644,672
6.75% , 02/15/34 ................... 500 516,864
PRA Group Europe Holding II SARL, 6.25%,
09/30/32
(a)
...................... EUR 111 127,186
Progroup AG
(a)
5.13% , 04/15/29 ................... 100 120,680
5.38% , 04/15/31 ................... 100 120,130
Rocket Cos., Inc.
(d)
6.50% , 08/01/29 ................... USD 1,350 1,392,374
6.13% , 08/01/30 ................... 3,094 3,198,203
7.13% , 02/01/32 ................... 1,978 2,080,854
6.38% , 08/01/33 ................... 2,650 2,762,940
Rocket Mortgage LLC
(d)
2.88% , 10/15/26 ................... 148 145,841
3.88% , 03/01/31 ................... 83 78,816
4.00% , 10/15/33 ................... 119 110,563
Shift4 Payments LLC
6.75% , 08/15/32
(d)
.................. 3,398 3,508,408
5.50% , 05/15/33
(a)
.................. EUR 200 240,700
5.50% , 05/15/33
(d)
.................. 755 908,640
Stena International SA, 7.25%, 01/15/31
(d)
.... USD 200 203,881
UWM Holdings LLC
(d)
6.63% , 02/01/30 ................... 808 818,164
6.25% , 03/15/31 ................... 1,188 1,186,106
Walker & Dunlop, Inc., 6.63%, 04/01/33
(d)
.... 851 873,061
WEX, Inc., 6.50%, 03/15/33
(d)
........... 1,877 1,921,412
Worldline SA
(a)
0.00% , 07/30/26
(i) (j)
................. EUR 7 8,012
0.88% , 06/30/27 ................... 100 106,539
36,755,282
Food Products — 1.1%
B&G Foods, Inc., 8.00%, 09/15/28
(d)
....... USD 233 229,242
Chobani Holdco II LLC, 8.75%, (8.75% Cash or
9.50% PIK), 10/01/29
(d) (e)
............. 4,304 4,489,156
Chobani LLC
(d)
4.63% , 11/15/28 ................... 1,918 1,918,353
7.63% , 07/01/29 ................... 1,818 1,896,396
Darling Global Finance BV
4.50% , 07/15/32
(a)
.................. EUR 100 119,056
4.50% , 07/15/32
(d)
.................. 540 642,902
Darling Ingredients, Inc., 6.00%, 06/15/30
(d)
... USD 88 89,437
Fiesta Purchaser, Inc.
(d)
7.88% , 03/01/31 ................... 45 46,930
9.63% , 09/15/32 ................... 235 246,284
Froneri Lux FinCo SARL, 4.75%, 08/01/32
(a)
.. EUR 100 118,402
Irca SpA, (3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.85%, 12/15/29
(a) (f)
........... 100 119,422
Lamb Weston Holdings, Inc.
(d)
4.88% , 05/15/28 ................... USD 76 75,806
4.13% , 01/31/30 ................... 525 507,841
Security
Par (000)
Par (000) Value
Food Products (continued)
Post Holdings, Inc.
(d)
4.50% , 09/15/31 ................... USD 616 $ 583,997
6.25% , 02/15/32 ................... 134 137,682
6.38% , 03/01/33 ................... 275 277,750
6.25% , 10/15/34 ................... 338 339,876
6.50% , 03/15/36 ................... 1,106 1,107,494
Simmons Foods, Inc., 4.63%, 03/01/29
(d)
.... 122 117,540
Tereos Finance Groupe I SA, 7.25%, 04/15/28
(a)
EUR 100 118,767
13,182,333
Gas Utilities — 0.1%
(d)
AmeriGas Partners LP, 9.50%, 06/01/30 ..... USD 367 390,962
Ferrellgas LP, 9.25%, 01/15/31 .......... 508 523,208
Suburban Propane Partners LP, 5.00%, 06/01/31 102 97,923
1,012,093
Ground Transportation — 0.5%
Albion Financing 1 SARL
5.38% , 05/21/30
(a)
.................. EUR 100 121,210
7.00% , 05/21/30
(d)
.................. USD 1,799 1,877,635
BCP V Modular Services Finance II plc, 6.50%,
07/10/31
(a)
...................... EUR 209 229,000
BCP V Modular Services Finance plc, 6.75%,
11/30/29
(a)
...................... 161 145,936
Boels Topholding BV, 5.75%, 05/15/30
(a)
..... 107 130,021
Edge Finco plc, 8.13%, 08/15/31
(a)
........ GBP 140 200,510
Genesee & Wyoming, Inc., 6.25%, 04/15/32
(d)
. USD 1,072 1,105,503
Hertz Corp. (The), 12.63%, 07/15/29
(d)
...... 402 405,484
Kapla Holding SAS
(a)
(3-mo. EURIBOR at 0.00% Floor + 3.50%),
5.60% , 07/31/30
(f)
................ EUR 100 118,780
5.00% , 04/30/31 ................... 100 119,178
Loxam SAS
(a)
6.38% , 05/15/28 ................... 100 121,148
4.25% , 02/15/31 ................... 100 117,567
Mobico Group plc
(a)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.14%), 4.25%
(f) (h)
... GBP 100 79,322
4.88% , 09/26/31 ................... EUR 100 93,025
SGL Group ApS, (3-mo. EURIBOR at 0.00%
Floor + 4.75%), 6.77%, 04/22/30
(f)
....... 100 113,384
Watco Cos. LLC, 7.13%, 08/01/32
(d)
....... USD 601 629,432
5,607,135
Health Care Equipment & Supplies — 1.2%
Avantor Funding, Inc.
3.88% , 07/15/28
(a)
.................. EUR 100 117,328
4.63% , 07/15/28
(d)
.................. USD 1,226 1,219,338
Bausch + Lomb Corp., 8.38%, 10/01/28
(d)
.... 3,724 3,886,925
Hologic, Inc., 3.25%, 02/15/29
(d)
.......... 44 43,365
Insulet Corp., 6.50%, 04/01/33
(d)
.......... 521 543,084
Medline Borrower LP
(d)
3.88% , 04/01/29 ................... 2,182 2,130,306
6.25% , 04/01/29 ................... 363 375,255
5.25% , 10/01/29 ................... 4,474 4,498,187
Neogen Food Safety Corp., 8.63%, 07/20/30
(d)
. 371 395,676
Sotera Health Holdings LLC, 7.38%, 06/01/31
(d)
508 532,801
13,742,265
Health Care Providers & Services — 2.4%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33
(d)
. 293 295,931
AHP Health Partners, Inc., 5.75%, 07/15/29
(d)
.. 759 752,374
Clariane SE, 7.88%, 06/27/30
(a)
.......... EUR 100 119,732
Community Health Systems, Inc.
(d)
6.00% , 01/15/29 ................... USD 679 678,807
5.25% , 05/15/30 ................... 2,414 2,267,211
4.75% , 02/15/31 ................... 1,395 1,242,785
10.88% , 01/15/32 .................. 732 798,934

Schedule of Investments
(continued)
December 31, 2025
BlackRock High Yield V.I. Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
9.75% , 01/15/34 ................... USD 2,982 $ 3,132,080
Concentra Health Services, Inc., 6.88%,
07/15/32
(d)
...................... 1,033 1,080,316
DaVita, Inc.
(d)
6.88% , 09/01/32 ................... 40 41,638
6.75% , 07/15/33 ................... 152 157,608
Ephios Subco 3 SARL, 7.88%, 01/31/31
(a)
.... EUR 100 125,230
Gruppo San Donato SpA, 6.50%, 10/31/31
(a)
.. 100 119,613
HAH Group Holding Co. LLC, 9.75%, 10/01/31
(d)
USD 412 387,426
HealthEquity, Inc., 4.50%, 10/01/29
(d)
....... 1,836 1,803,677
LifePoint Health, Inc.
(d)
9.88% , 08/15/30 ................... 228 245,486
11.00% , 10/15/30 .................. 1,429 1,567,091
8.38% , 02/15/32 ................... 1,489 1,616,256
10.00% , 06/01/32 .................. 1,150 1,221,397
Mehilainen Yhtiot Oy, 5.13%, 06/30/32
(a)
..... EUR 100 119,304
Molina Healthcare, Inc.
(d)
6.50% , 02/15/31 ................... USD 1,052 1,080,435
6.25% , 01/15/33 ................... 284 289,528
Option Care Health, Inc., 4.38%, 10/31/29
(d)
... 452 441,618
Prime Healthcare Services, Inc., 9.38%,
09/01/29
(d)
...................... 177 185,850
Star Parent, Inc., 9.00%, 10/01/30
(d)
........ 1,114 1,188,870
Surgery Center Holdings, Inc., 7.25%, 04/15/32
(d)
4,459 4,510,137
Tenet Healthcare Corp.
6.75% , 05/15/31 ................... 925 962,471
6.00% , 11/15/33
(d)
.................. 817 841,178
US Acute Care Solutions LLC, 9.75%, 05/15/29
(d)
738 743,472
28,016,455
Health Care REITs — 0.4%
Diversified Healthcare Trust, 7.25%, 10/15/30
(d)
403 412,062
MPT Operating Partnership LP
7.00% , 02/15/32
(d)
.................. EUR 760 928,113
7.00% , 02/15/32
(a)
.................. 104 127,005
8.50% , 02/15/32
(d)
.................. USD 3,039 3,245,450
4,712,630
Health Care Technology — 0.1%
IQVIA, Inc.
1.75% , 03/15/26
(a)
.................. EUR 190 222,868
6.25% , 06/01/32
(d)
.................. USD 1,428 1,492,143
1,715,011
Hotel & Resort REITs — 1.0%
Park Intermediate Holdings LLC, 7.00%,
02/01/30
(d)
...................... 565 579,911
Pebblebrook Hotel LP, 6.38%, 10/15/29
(d)
.... 314 321,394
RHP Hotel Properties LP
(d)
4.50% , 02/15/29 ................... 454 449,479
6.50% , 04/01/32 ................... 1,785 1,851,197
6.50% , 06/15/33 ................... 1,184 1,230,812
RLJ Lodging Trust LP
(d)
3.75% , 07/01/26 ................... 258 256,564
4.00% , 09/15/29 ................... 217 205,821
Service Properties Trust
0.00% , 09/30/27
(d) (j)
................. 793 716,599
8.63% , 11/15/31
(d)
.................. 4,931 5,179,355
8.88% , 06/15/32 ................... 1,195 1,178,811
XHR LP, 6.63%, 05/15/30
(d)
............. 308 317,882
12,287,825
Hotels, Restaurants & Leisure — 4.2%
1011778 BC ULC
(d)
4.38% , 01/15/28 ................... 122 121,231
5.63% , 09/15/29 ................... 328 333,965
4.00% , 10/15/30 ................... 693 660,016
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Acushnet Co., 5.63%, 12/01/33
(d)
......... USD 317 $ 320,562
Allwyn Entertainment Financing UK plc, 7.25%,
04/30/30
(a)
...................... EUR 90 111,056
Boyne USA, Inc., 4.75%, 05/15/29
(d)
....... USD 569 561,219
Brightstar Lottery plc, 5.75%, 01/15/33
(d)
..... 684 679,099
Caesars Entertainment, Inc.
(d)
7.00% , 02/15/30 ................... 955 989,053
6.50% , 02/15/32 ................... 1,434 1,469,024
Carnival Corp.
(d)
5.88% , 06/15/31 ................... 602 621,808
5.75% , 08/01/32 ................... 382 392,040
6.13% , 02/15/33 ................... 1,714 1,769,859
Carnival plc, 4.13%, 07/15/31
(d)
.......... EUR 1,175 1,398,121
Churchill Downs, Inc.
(d)
4.75% , 01/15/28 ................... USD 875 871,747
5.75% , 04/01/30 ................... 2,014 2,033,614
6.75% , 05/01/31 ................... 2,062 2,138,144
Cirsa Finance International SARL, (3-mo.
EURIBOR + 3.00%), 5.10%, 10/15/32
(a) (f)
... EUR 100 118,563
Deuce Finco plc, 7.00%, 11/20/31
(a)
........ GBP 100 136,138
Entain plc, 4.88%, 11/30/31
(a)
............ EUR 100 118,302
Essendi SA, 5.50%, 11/15/31
(a)
.......... 149 179,513
Fertitta Entertainment LLC
(d)
4.63% , 01/15/29 ................... USD 1,665 1,617,103
6.75% , 01/15/30 ................... 308 292,839
Flutter Treasury DAC, 4.00%, 06/04/31
(a)
.... EUR 100 117,220
Great Canadian Gaming Corp., 8.75%,
11/15/29
(d)
...................... USD 1,040 1,050,555
Hilton Domestic Operating Co., Inc.
(d)
5.88% , 03/15/33 ................... 749 770,561
5.75% , 09/15/33 ................... 94 96,201
5.50% , 03/31/34 ................... 731 736,020
Light & Wonder International, Inc.
(d)
7.25% , 11/15/29 ................... 193 198,224
7.50% , 09/01/31 ................... 385 401,682
6.25% , 10/01/33 ................... 734 743,100
Lindblad Expeditions LLC, 7.00%, 09/15/30
(d)
.. 983 1,025,446
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(d)
671 481,625
Melco Resorts Finance Ltd.
(d)
5.63% , 07/17/27 ................... 200 199,812
5.75% , 07/21/28 ................... 200 199,766
5.38% , 12/04/29 ................... 790 780,631
7.63% , 04/17/32 ................... 1,079 1,132,950
6.50% , 09/24/33 ................... 200 200,260
Merlin Entertainments Group US Holdings, Inc.,
7.38%, 02/15/31
(d)
................. 800 712,621
MGM China Holdings Ltd., 7.13%, 06/26/31
(d)
.. 244 258,030
MGM Resorts International, 6.13%, 09/15/29 .. 762 783,085
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(d)
...................... 220 216,399
Mohegan Tribal Gaming Authority, 8.25%,
04/15/30
(d)
...................... 722 752,614
Motion Bondco DAC, 6.63%, 11/15/27
(d)
..... 438 425,290
Motion Finco SARL, 7.38%, 06/15/30
(a)
...... EUR 100 106,661
NCL Corp. Ltd.
(d)
5.88% , 01/15/31 ................... USD 106 105,599
6.75% , 02/01/32 ................... 805 824,258
6.25% , 09/15/33 ................... 2,308 2,307,028
Pinnacle Bidco plc, 8.25%, 10/11/28
(a)
...... EUR 100 122,988
Premier Entertainment Sub LLC
(d)
5.63% , 09/01/29 ................... USD 214 162,105
5.88% , 09/01/31 ................... 370 245,125
Rivers Enterprise Borrower LLC, 6.63%,
02/01/33
(d)
...................... 476 486,636
Rivers Enterprise Lender LLC, 6.25%, 10/15/30
(d)
423 431,768

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock High Yield V.I. Fund
10
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Sabre GLBL, Inc.
(d)
10.75% , 11/15/29 .................. USD 254 $ 215,983
10.75% , 03/15/30 .................. 680 559,185
Scientific Games Holdings LP, 6.63%, 03/01/30
(d)
643 571,473
Station Casinos LLC
(d)
4.50% , 02/15/28 ................... 392 388,761
4.63% , 12/01/31 ................... 468 443,690
6.63% , 03/15/32 ................... 300 307,099
Stonegate Pub Co. Financing plc, 10.75%,
07/31/29
(a)
...................... GBP 100 133,117
TUI AG, 5.88%, 03/15/29
(a)
............. EUR 100 121,576
TUI Cruises GmbH, 5.00%, 05/15/30
(a)
...... 100 120,585
Vail Resorts, Inc.
(d)
5.63% , 07/15/30 ................... USD 555 564,024
6.50% , 05/15/32 ................... 757 785,575
Viking Cruises Ltd.
(d)
7.00% , 02/15/29 ................... 123 123,713
9.13% , 07/15/31 ................... 1,645 1,761,532
5.88% , 10/15/33 ................... 1,629 1,654,189
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(d)
...................... 258 258,409
Voyager Parent LLC, 9.25%, 07/01/32
(d)
..... 858 910,442
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(d)
...................... 227 223,854
Wynn Macau Ltd.
(d)
5.50% , 10/01/27 ................... 200 199,568
5.63% , 08/26/28 ................... 2,991 2,985,078
4.50% , 03/07/29
(i)
.................. 200 204,193
5.13% , 12/15/29 ................... 938 929,539
Wynn Resorts Finance LLC
(d)
5.13% , 10/01/29 ................... 555 558,288
7.13% , 02/15/31 ................... 1,411 1,526,826
6.25% , 03/15/33 ................... 564 576,676
49,130,651
Household Durables — 0.8%
Ashton Woods USA LLC
(d)
4.63% , 08/01/29 ................... 208 198,306
4.63% , 04/01/30 ................... 325 310,371
6.88% , 08/01/33 ................... 417 417,332
Beazer Homes USA, Inc., 5.88%, 10/15/27 ... 157 157,373
Brookfield Residential Properties, Inc.
(d)
5.00% , 06/15/29 ................... 418 404,338
4.88% , 02/15/30 ................... 566 527,203
Century Communities, Inc., 6.63%, 09/15/33
(d)
. 520 525,823
Dream Finders Homes, Inc., 8.25%, 08/15/28
(d)
. 283 291,253
Empire Communities Corp., 9.75%, 05/01/29
(d)
. 124 127,902
K. Hovnanian Enterprises, Inc.
(d)
8.00% , 04/01/31 ................... 1,275 1,301,223
8.38% , 10/01/33 ................... 981 996,980
LGI Homes, Inc.
(d)
8.75% , 12/15/28 ................... 95 99,091
7.00% , 11/15/32 ................... 688 657,640
Mattamy Group Corp.
(d)
4.63% , 03/01/30 ................... 262 254,349
6.00% , 12/15/33 ................... 204 202,188
Meritage Homes Corp., 1.75%, 05/15/28
(i)
.... 1,112 1,093,647
New Home Co., Inc. (The)
(d)
9.25% , 10/01/29 ................... 545 568,798
8.50% , 11/01/30 ................... 172 177,135
Newell Brands, Inc., 8.50%, 06/01/28
(d)
...... 476 499,111
Somnigroup International, Inc.
(d)
4.00% , 04/15/29 ................... 338 329,308
3.88% , 10/15/31 ................... 115 107,489
STL Holding Co. LLC, 8.75%, 02/15/29
(d)
.... 290 304,607
Security
Par (000)
Par (000) Value
Household Durables (continued)
Taylor Morrison Communities, Inc., 5.75%,
11/15/32
(d)
...................... USD 309 $ 317,928
TRI Pointe Homes, Inc., 5.25%, 06/01/27 .... 31 31,144
9,900,539
Household Products — 0.0%
Central Garden & Pet Co., 4.13%, 10/15/30 ... 241 230,981
Independent Power and Renewable Electricity Producers — 0.3%
(d)
Calpine Corp., 4.50%, 02/15/28 .......... 22 22,015
Clearway Energy Operating LLC
4.75% , 03/15/28 ................... 233 232,492
3.75% , 01/15/32 ................... 399 362,662
Lightning Power LLC, 7.25%, 08/15/32 ...... 232 246,697
TransAlta Corp., 5.88%, 02/01/34 ......... 635 639,388
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 6.93%),
8.00%
(f) (h)
...................... 477 488,993
XPLR Infrastructure LP, 2.50%, 06/15/26
(i)
.... 1,741 1,708,443
3,700,690
Insurance — 5.6%
Alliant Holdings Intermediate LLC
(d)
4.25% , 10/15/27 ................... 2,816 2,798,101
6.75% , 10/15/27 ................... 346 348,032
5.88% , 11/01/29 ................... 2,140 2,138,117
7.00% , 01/15/31 ................... 3,211 3,331,334
7.38% , 10/01/32 ................... 1,608 1,667,285
AmWINS Group, Inc.
(d)
6.38% , 02/15/29 ................... 339 348,632
4.88% , 06/30/29 ................... 717 705,130
Amynta Agency Borrower, Inc., 7.50%,
07/15/33
(d)
...................... 1,015 1,026,872
APH Somerset Investor 2 LLC, 7.88%, 11/01/29
(d)
674 680,729
Ardonagh Finco Ltd.
6.88% , 02/15/31
(a)
.................. EUR 715 866,041
7.75% , 02/15/31
(d)
.................. USD 3,621 3,796,093
Ardonagh Group Finance Ltd., 8.88%, 02/15/32
(d)
4,517 4,694,541
Asurion LLC and Asurion Co-Issuer, Inc., 8.00%,
12/31/32
(d)
...................... 2,328 2,415,559
Howden UK Refinance plc
(d)
7.25% , 02/15/31 ................... 4,665 4,804,036
8.13% , 02/15/32 ................... 2,105 2,173,059
HUB International Ltd.
(d)
7.25% , 06/15/30 ................... 6,502 6,826,613
7.38% , 01/31/32 ................... 12,667 13,294,700
Jones Deslauriers Insurance Management, Inc.
(d)
8.50% , 03/15/30 ................... 1,742 1,825,804
6.88% , 10/01/33 ................... 1,064 1,027,390
Panther Escrow Issuer LLC, 7.13%, 06/01/31
(d)
. 8,253 8,552,155
Ryan Specialty LLC, 5.88%, 08/01/32
(d)
..... 1,151 1,176,055
Unipol Assicurazioni SpA, 4.90%, 05/23/34
(a)
.. EUR 100 123,136
USI, Inc., 7.50%, 01/15/32
(d)
............ USD 1,836 1,924,273
66,543,687
Interactive Media & Services — 0.3%
Snap, Inc.
(d)
6.88% , 03/01/33 ................... 2,218 2,298,392
6.88% , 03/15/34 ................... 760 782,513
3,080,905
IT Services — 3.0%
Almaviva-The Italian Innovation Co. SpA, 5.00%,
10/30/30
(a)
...................... EUR 114 135,084
Atos SE
(a)(k)
9.36% , 12/18/29 ................... 139 186,529
5.20% , 12/18/30 ................... 89 103,143
Beignet Investor LLC, 6.58%, 05/30/49
(d)
..... USD 22,211 23,465,813

Schedule of Investments
(continued)
December 31, 2025
BlackRock High Yield V.I. Fund
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
IT Services (continued)
Cablevision Lightpath LLC
(d)
3.88% , 09/15/27 ................... USD 476 $ 464,579
5.63% , 09/15/28 ................... 855 835,635
CoreWeave, Inc., 9.25%, 06/01/30
(d)
....... 1,015 943,719
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(d)
2,202 2,297,655
ION Platform Finance US, Inc.
(d)
4.63% , 05/01/28 ................... 200 185,044
5.00% , 05/01/28 ................... 1,210 1,123,190
8.75% , 05/01/29 ................... 375 379,917
9.50% , 05/30/29 ................... 600 607,619
9.00% , 08/01/29 ................... 293 288,470
7.88% , 09/30/32 ................... 4,223 4,007,024
Twilio, Inc.
3.63% , 03/15/29 ................... 334 322,635
3.88% , 03/15/31 ................... 441 421,474
35,767,530
Life Sciences Tools & Services — 0.0%
(d)
Charles River Laboratories International, Inc.,
4.00%, 03/15/31 .................. 81 76,747
Fortrea Holdings, Inc., 7.50%, 07/01/30 ..... 166 169,670
246,417
Machinery — 1.1%
Amsted Industries, Inc., 6.38%, 03/15/33
(d)
... 797 820,899
ATS Corp., 4.13%, 12/15/28
(d)
........... 188 183,381
Chart Industries, Inc.
(d)
7.50% , 01/01/30 ................... 1,108 1,154,808
9.50% , 01/01/31 ................... 448 475,522
Enpro, Inc., 6.13%, 06/01/33
(d)
........... 472 487,055
Esab Corp., 6.25%, 04/15/29
(d)
........... 381 391,751
GrafTech Global Enterprises, Inc., 9.88%,
12/23/29
(d)
...................... 329 286,230
Husky Injection Molding Systems Ltd., 9.00%,
02/15/29
(d)
...................... 2,480 2,600,850
King US Bidco, Inc., (3-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.31%, 12/01/32
(a) (f)
...... EUR 100 118,629
Manitowoc Co., Inc. (The), 9.25%, 10/01/31
(d)
.. USD 349 374,861
Mueller Water Products, Inc., 4.00%, 06/15/29
(d)
145 141,005
Terex Corp.
(d)
5.00% , 05/15/29 ................... 538 536,170
6.25% , 10/15/32 ................... 905 928,486
TK Elevator Midco GmbH, 4.38%, 07/15/27
(a)
.. EUR 472 556,643
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(d)
USD 3,575 3,575,840
12,632,130
Media — 5.6%
Cable One, Inc.
(i)
0.00% , 03/15/26
(j)
.................. 185 182,225
1.13% , 03/15/28 ................... 982 799,152
Clear Channel Outdoor Holdings, Inc.
(d)
7.75% , 04/15/28 ................... 921 921,679
7.50% , 06/01/29 ................... 1,386 1,376,231
7.88% , 04/01/30 ................... 1,975 2,080,056
7.13% , 02/15/31 ................... 2,478 2,594,822
7.50% , 03/15/33 ................... 4,040 4,267,416
CMG Media Corp., 8.88%, 06/18/29
(d)
...... 524 450,147
CSC Holdings LLC
(d)
5.50% , 04/15/27 ................... 1,067 914,866
5.38% , 02/01/28 ................... 1,400 1,015,736
11.25% , 05/15/28 .................. 3,169 2,521,463
11.75% , 01/31/29 .................. 1,400 1,040,127
DirecTV Financing LLC
(d)
5.88% , 08/15/27 ................... 1,383 1,391,118
8.88% , 02/01/30 ................... 1,468 1,485,314
10.00% , 02/15/31 .................. 1,195 1,221,352
Security
Par (000)
Par (000) Value
Media (continued)
DISH DBS Corp.
(d)
5.25% , 12/01/26 ................... USD 2,364 $ 2,292,483
5.75% , 12/01/28 ................... 2,507 2,461,253
DISH Network Corp., 11.75%, 11/15/27
(d)
.... 5,233 5,446,402
EchoStar Corp.
10.75% , 11/30/29 .................. 3,913 4,327,491
6.75% , 11/30/30 ................... 6,742 6,907,171
Gray Media, Inc.
(d)
10.50% , 07/15/29 .................. 249 267,760
9.63% , 07/15/32 ................... 1,728 1,793,264
7.25% , 08/15/33 ................... 1,465 1,496,979
Lamar Media Corp.
4.00% , 02/15/30 ................... 55 53,128
5.38% , 11/01/33
(d)
.................. 634 629,846
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(d)
...................... 1,306 912,829
Midcontinent Communications, 8.00%,
08/15/32
(d)
...................... 255 261,024
Neptune Bidco US, Inc.
(d)
9.29% , 04/15/29 ................... 620 621,060
10.38% , 05/15/31 .................. 385 394,756
Outfront Media Capital LLC
(d)
5.00% , 08/15/27 ................... 256 256,370
4.25% , 01/15/29 ................... 1,243 1,210,543
4.63% , 03/15/30 ................... 441 430,481
7.38% , 02/15/31 ................... 466 493,242
Sinclair Television Group, Inc., 8.13%, 02/15/33
(d)
1,778 1,856,997
Sirius XM Radio LLC
(d)
3.13% , 09/01/26 ................... 205 203,198
5.00% , 08/01/27 ................... 1,355 1,358,299
4.00% , 07/15/28 ................... 223 217,997
Stagwell Global LLC, 5.63%, 08/15/29
(d)
..... 209 203,806
Summer BC Holdco B SARL, 5.88%, 02/15/30
(a)
EUR 100 108,300
Sunrise FinCo. I BV
4.88% , 07/15/31
(d)
.................. USD 882 840,105
4.63% , 05/15/32
(a)
.................. EUR 100 118,699
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(d)
................. USD 400 397,707
Univision Communications, Inc.
(d)
8.00% , 08/15/28 ................... 2,456 2,543,618
8.50% , 07/31/31 ................... 1,144 1,195,055
9.38% , 08/01/32 ................... 1,403 1,507,963
Versant Media Group, Inc., 7.25%, 01/30/31
(d)
. 586 604,570
Virgin Media O2 Vendor Financing Notes V DAC,
7.88%, 03/15/32
(a)
................. GBP 100 135,216
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(d)
................. USD 893 876,136
VZ Secured Financing BV, 5.25%, 01/15/33
(a)
.. EUR 100 115,217
Ziggo Bond Co. BV, 5.13%, 02/28/30
(d)
...... USD 275 245,509
Ziggo BV, 4.88%, 01/15/30
(d)
............ 565 534,056
65,580,234
Metals & Mining — 2.8%
Aris Mining Corp., 8.00%, 10/31/29
(d)
....... 209 218,077
Arsenal AIC Parent LLC
(d)
8.00% , 10/01/30 ................... 580 615,473
11.50% , 10/01/31 .................. 4,356 4,794,009
Big River Steel LLC, 6.63%, 01/31/29
(d)
..... 2,000 2,014,508
Cleveland-Cliffs, Inc., 6.88%, 11/01/29
(d)
..... 1,097 1,136,176
Commercial Metals Co.
(d)
5.75% , 11/15/33 ................... 971 992,879
6.00% , 12/15/35 ................... 1,001 1,026,181
Constellium SE
(d)
5.63% , 06/15/28 ................... 333 332,952
3.75% , 04/15/29 ................... 1,367 1,319,986
6.38% , 08/15/32 ................... 1,984 2,047,530

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock High Yield V.I. Fund
12
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
ERO Copper Corp., 6.50%, 02/15/30
(d)
...... USD 1,833 $ 1,838,728
First Quantum Minerals Ltd.
(d)
9.38% , 03/01/29 ................... 2,017 2,123,901
8.00% , 03/01/33 ................... 367 391,049
7.25% , 02/15/34 ................... 567 595,889
Kaiser Aluminum Corp.
(d)
4.50% , 06/01/31 ................... 3,103 2,997,883
5.88% , 03/01/34 ................... 2,096 2,102,575
New Gold, Inc., 6.88%, 04/01/32
(d)
........ 887 941,322
Novelis Corp.
(d)
4.75% , 01/30/30 ................... 1,170 1,128,652
6.88% , 01/30/30 ................... 928 963,590
3.88% , 08/15/31 ................... 2,472 2,253,136
6.38% , 08/15/33 ................... 2,763 2,801,050
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29
(a)
. EUR 500 573,860
33,209,406
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
(d)
Arbor Realty SR, Inc.
8.50% , 12/15/28 ................... USD 249 248,005
7.88% , 07/15/30 ................... 432 412,770
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/27 788 779,878
Starwood Property Trust, Inc.
7.25% , 04/01/29 ................... 415 438,282
6.00% , 04/15/30 ................... 229 235,046
6.50% , 07/01/30 ................... 291 303,544
6.50% , 10/15/30 ................... 1,065 1,110,363
3,527,888
Oil, Gas & Consumable Fuels — 5.1%
Aethon United BR LP, 7.50%, 10/01/29
(d)
..... 868 909,383
Antero Midstream Partners LP, 6.63%, 02/01/32
(d)
704 728,699
Ascent Resources Utica Holdings LLC
(d)
9.00% , 11/01/27 ................... 413 525,020
6.63% , 07/15/33 ................... 504 521,662
Blue Racer Midstream LLC
(d)
7.00% , 07/15/29 ................... 581 605,932
7.25% , 07/15/32 ................... 468 496,676
Breakwater Energy Holdings SARL, 9.25%,
11/15/30
(d)
...................... 250 261,789
Buckeye Partners LP
6.88% , 07/01/29
(d)
.................. 53 55,131
6.75% , 02/01/30
(d)
.................. 189 198,403
5.85% , 11/15/43 ................... 237 222,253
5.60% , 10/15/44 ................... 158 143,204
Caturus Energy LLC, 8.50%, 02/15/30
(d)
..... 1,786 1,860,019
Chord Energy Corp., 6.75%, 03/15/33
(d)
..... 318 328,849
CITGO Petroleum Corp., 8.38%, 01/15/29
(d)
... 1,234 1,283,143
Civitas Resources, Inc., 8.75%, 07/01/31
(d)
... 374 387,988
CNX Midstream Partners LP, 4.75%, 04/15/30
(d)
232 224,912
CNX Resources Corp., 7.25%, 03/01/32
(d)
.... 230 240,097
Comstock Resources, Inc.
(d)
6.75% , 03/01/29 ................... 1,221 1,222,303
5.88% , 01/15/30 ................... 1,483 1,442,448
CQP Holdco LP, 5.50%, 06/15/31
(d)
........ 2,354 2,328,856
Crescent Energy Finance LLC
(d)
7.75% , 07/31/29 ................... 209 208,604
9.75% , 10/15/30 ................... 273 286,493
7.63% , 04/01/32 ................... 728 705,812
7.88% , 04/15/32 ................... 486 478,848
7.38% , 01/15/33 ................... 525 498,200
8.38% , 01/15/34 ................... 464 460,910
DBR Land Holdings LLC, 6.25%, 12/01/30
(d)
.. 521 532,921
Delek Logistics Partners LP, 7.38%, 06/30/33
(d)
. 870 887,791
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Enbridge, Inc.
(f)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.97%), 7.20% ,
06/27/54 ...................... USD 420 $ 444,736
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.12%), 7.38% ,
03/15/55 ...................... 570 603,365
Energean plc, 5.63%, 05/12/31
(a)
......... EUR 100 117,519
Energy Transfer LP
(f)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.02%), 8.00% ,
05/15/54 ...................... USD 1,108 1,182,740
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.83%), 7.13% ,
10/01/54 ...................... 805 825,956
EQT Corp., 4.50%, 01/15/29 ............ 37 37,087
Genesis Energy LP
7.75% , 02/01/28 ................... 453 454,865
8.00% , 05/15/33 ................... 137 142,220
Global Partners LP, 7.13%, 07/01/33
(d)
...... 372 378,786
Gulfport Energy Operating Corp., 6.75%,
09/01/29
(d)
...................... 378 390,353
Harvest Midstream I LP, 7.50%, 05/15/32
(d)
... 253 263,723
Hess Midstream Operations LP
(d)
6.50% , 06/01/29 ................... 426 439,930
4.25% , 02/15/30 ................... 341 333,527
Hilcorp Energy I LP
(d)
6.25% , 11/01/28 ................... 164 164,931
5.75% , 02/01/29 ................... 412 407,621
6.00% , 04/15/30 ................... 49 47,613
6.25% , 04/15/32 ................... 41 38,597
8.38% , 11/01/33 ................... 1,243 1,269,171
6.88% , 05/15/34 ................... 830 777,719
7.25% , 02/15/35 ................... 210 199,578
Howard Midstream Energy Partners LLC
(d)
7.38% , 07/15/32 ................... 387 408,352
6.63% , 01/15/34 ................... 935 960,558
Ithaca Energy North Sea plc, 5.50%, 10/01/31
(a)
EUR 100 118,123
ITT Holdings LLC, 6.50%, 08/01/29
(d)
....... USD 1,561 1,498,016
Kinetik Holdings LP, 5.88%, 06/15/30
(d)
...... 84 84,753
Magnolia Oil & Gas Operating LLC, 6.88%,
12/01/32
(d)
...................... 392 402,887
Matador Resources Co., 6.50%, 04/15/32
(d)
... 736 746,425
Murphy Oil Corp., 5.88%, 12/01/42
(k)
....... 46 39,550
NGL Energy Operating LLC
(d)
8.13% , 02/15/29 ................... 655 679,867
8.38% , 02/15/32 ................... 2,156 2,232,678
Northern Oil & Gas, Inc., 7.88%, 10/15/33
(d)
... 1,077 1,048,626
Northriver Midstream Finance LP, 6.75%,
07/15/32
(d)
...................... 296 301,640
PBF Holding Co. LLC, 7.88%, 09/15/30
(d)
.... 428 412,180
Permian Resources Operating LLC
(d)
5.88% , 07/01/29 ................... 775 779,543
7.00% , 01/15/32 ................... 429 447,162
6.25% , 02/01/33 ................... 1,266 1,298,620
Prairie Acquiror LP, 9.00%, 08/01/29
(d)
...... 387 402,257
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(d)
...................... 109 108,762
Sunoco LP
(d)
5.63% , 03/15/31 ................... 373 375,733
6.63% , 08/15/32 ................... 467 479,990
6.25% , 07/01/33 ................... 385 394,362
5.88% , 03/15/34 ................... 378 377,967
Tallgrass Energy Partners LP
(d)
5.50% , 01/15/28 ................... 380 380,205

Schedule of Investments
(continued)
December 31, 2025
BlackRock High Yield V.I. Fund
Schedule of Investments
13
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
7.38% , 02/15/29 ................... USD 1,447 $ 1,495,565
6.00% , 09/01/31 ................... 219 217,976
TGNR Intermediate Holdings LLC, 5.50%,
10/15/29
(d)
...................... 764 756,537
TransMontaigne Partners LLC, 8.50%, 06/15/30
(d)
163 164,563
Venture Global LNG, Inc.
(d)
9.50% , 02/01/29 ................... 3,160 3,275,267
7.00% , 01/15/30 ................... 68 65,445
8.38% , 06/01/31 ................... 1,559 1,550,310
9.88% , 02/01/32 ................... 1,472 1,520,683
Venture Global Plaquemines LNG LLC
(d)
6.13% , 12/15/30 ................... 2,099 2,137,505
7.50% , 05/01/33 ................... 726 784,444
6.50% , 01/15/34 ................... 2,580 2,642,539
7.75% , 05/01/35 ................... 860 941,660
6.75% , 01/15/36 ................... 2,774 2,841,381
Wildfire Intermediate Holdings LLC, 7.50%,
10/15/29
(d)
...................... 820 827,727
Wintershall Dea Finance 2 BV, (5-Year EURIBOR
ICE Swap Rate + 3.94%), 6.12%
(a) (f) (h)
..... EUR 120 143,867
59,910,108
Paper & Forest Products — 0.0%
Fedrigoni SpA, 6.13%, 06/15/31
(a)
......... 100 114,529
Magnera Corp., 7.25%, 11/15/31
(d)
........ USD 355 348,489
Sappi Papier Holding GmbH, 4.50%, 03/15/32
(a)
EUR 100 114,079
577,097
Passenger Airlines — 0.2%
American Airlines, Inc.
(d)
5.75% , 04/20/29 ................... USD 108 109,981
8.50% , 05/15/29 ................... 694 725,849
Deutsche Lufthansa AG, (5-Year EURIBOR ICE
Swap Rate + 2.86%), 5.25%, 01/15/55
(a) (f)
.. EUR 100 121,960
JetBlue Airways Corp., 9.88%, 09/20/31
(d)
.... USD 951 958,096
OneSky Flight LLC, 8.88%, 12/15/29
(d)
...... 658 704,149
2,620,035
Personal Care Products — 0.2%
Opal Bidco SAS
5.50% , 03/31/32
(a)
.................. EUR 100 121,232
6.50% , 03/31/32
(d)
.................. USD 709 726,171
Perrigo Finance Unlimited Co., 6.13%, 09/30/32 1,352 1,316,938
2,164,341
Pharmaceuticals — 1.5%
1261229 BC Ltd., 10.00%, 04/15/32
(d)
...... 12,673 13,180,134
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32
(d)
532 561,957
Bausch Health Cos., Inc.
(d)
4.88% , 06/01/28 ................... 128 114,560
11.00% , 09/30/28 .................. 1,617 1,674,953
Dolcetto Holdco SpA, 5.63%, 07/14/32
(a)
..... EUR 100 119,281
Gruenenthal GmbH, 4.63%, 11/15/31
(a)
...... 100 118,752
Nidda Healthcare Holding GmbH
(a)
7.00% , 02/21/30 ................... 145 176,885
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
5.28% , 10/15/32
(f)
................ 122 144,669
Organon & Co., 4.13%, 04/30/28
(d)
........ USD 400 389,774
Rossini SARL
(a)
(3-mo. EURIBOR at 0.00% Floor + 3.88%),
5.89% , 12/31/29
(f)
................ EUR 49 58,860
6.75% , 12/31/29 ................... 100 123,479
Teva Pharmaceutical Finance Netherlands II BV
4.38% , 05/09/30 ................... 100 120,555
7.88% , 09/15/31 ................... 100 140,583
Teva Pharmaceutical Finance Netherlands III BV
3.15% , 10/01/26 ................... USD 940 927,663
6.75% , 03/01/28 ................... 200 207,690
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
6.00% , 12/01/32 ................... USD 229 $ 239,978
18,299,773
Professional Services — 0.6%
(d)
Amentum Holdings, Inc., 7.25%, 08/01/32 .... 372 392,119
CACI International, Inc., 6.38%, 06/15/33 .... 848 877,408
CoreLogic, Inc., 4.50%, 05/01/28 ......... 4,037 3,954,908
KBR, Inc., 4.75%, 09/30/28 ............. 400 392,000
Science Applications International Corp.
4.88% , 04/01/28 ................... 242 241,358
5.88% , 11/01/33 ................... 713 722,796
6,580,589
Real Estate Management & Development — 0.3%
ADLER Financing SARL, 8.25%, (8.25% Cash or
8.25% PIK), 12/31/28
(e)
.............. EUR 243 299,545
Alexandrite Lake Lux Holdings SARL, 6.75%,
07/30/30
(a)
...................... 100 119,547
Anywhere Real Estate Group LLC
Series AI , 7.00% , 04/15/30 ............ USD 570 567,944
9.75% , 04/15/30
(d)
.................. 395 428,682
Aroundtown Finance SARL, (5-Year EURIBOR
ICE Swap Rate + 3.43%), 5.25%
(a) (f) (h)
..... EUR 225 257,739
Cushman & Wakefield US Borrower LLC, 8.88%,
09/01/31
(d)
...................... USD 833 889,722
DEMIRE Deutsche Mittelstand Real Estate AG,
5.00%, 12/31/27
(a) (k)
................ EUR 88 97,299
Five Point Operating Co. LP, 8.00%, 10/01/30
(d)
USD 252 263,285
Grand City Properties SA, (5-Year EUR Swap
Annual + 2.18%), 1.50%
(a) (f) (h)
.......... EUR 100 115,691
Howard Hughes Corp. (The)
(d)
4.13% , 02/01/29 ................... USD 469 455,756
4.38% , 02/01/31 ................... 20 19,042
Vivion Investments SARL
(a)
8.25% , ( 8.25 % Cash or 8.00 % PIK),
02/28/29
(e)
..................... EUR 113 131,619
5.63% , 06/08/30 ................... 100 113,186
(5-Year EURIBOR ICE Swap Rate + 6.16%),
8.13%
(f) (h)
...................... 100 108,773
3,867,830
Retail REITs — 0.1%
Brookfield Property REIT, Inc., 4.50%, 04/01/27
(d)
USD 875 864,773
Semiconductors & Semiconductor Equipment — 0.2%
Amkor Technology, Inc., 5.88%, 10/01/33
(d)
... 230 234,745
Kioxia Holdings Corp., 6.63%, 07/24/33
(d)
.... 400 415,950
ON Semiconductor Corp., 0.50%, 03/01/29
(i)
.. 676 639,496
Qnity Electronics, Inc.
(d)
5.75% , 08/15/32 ................... 848 867,034
6.25% , 08/15/33 ................... 655 678,941
2,836,166
Software — 4.1%
AthenaHealth Group, Inc., 6.50%, 02/15/30
(d)
.. 10,173 10,142,384
Camelot Finance SA, 4.50%, 11/01/26
(d)
..... 64 63,564
Capstone Borrower, Inc., 8.00%, 06/15/30
(d)
... 2,379 2,450,308
Central Parent LLC, 8.00%, 06/15/29
(d)
...... 262 227,710
Central Parent, Inc., 7.25%, 06/15/29
(d)
...... 1,015 860,528
Clarivate Science Holdings Corp.
(d)
3.88% , 07/01/28 ................... 3,171 3,078,419
4.88% , 07/01/29 ................... 1,985 1,876,839
Cloud Software Group, Inc.
(d)
6.50% , 03/31/29 ................... 3,491 3,536,690
9.00% , 09/30/29 ................... 7,653 7,970,679
8.25% , 06/30/32 ................... 3,067 3,205,138
Elastic NV, 4.13%, 07/15/29
(d)
........... 794 768,963
Ellucian Holdings, Inc., 6.50%, 12/01/29
(d)
.... 1,830 1,865,962

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock High Yield V.I. Fund
14
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
Fair Isaac Corp.
(d)
4.00% , 06/15/28 ................... USD 515 $ 507,920
6.00% , 05/15/33 ................... 3,376 3,467,648
IPD 3 BV, 5.50%, 06/15/31
(a)
............ EUR 100 118,867
McAfee Corp., 7.38%, 02/15/30
(d)
......... USD 697 607,838
SS&C Technologies, Inc., 6.50%, 06/01/32
(d)
.. 1,303 1,355,659
TeamSystem SpA
(a)(f)
(3-mo. EURIBOR at 0.00% Floor + 3.50%),
5.53% , 07/31/31 ................. EUR 100 118,325
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
5.28% , 07/01/32 ................. 100 118,153
UKG, Inc., 6.88%, 02/01/31
(d)
............ USD 5,042 5,179,208
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(d)
531 501,104
48,021,906
Specialized REITs — 0.6%
Iron Mountain, Inc.
5.25% , 07/15/30
(d)
.................. 61 60,262
5.63% , 07/15/32
(d)
.................. 1,145 1,126,992
6.25% , 01/15/33
(d)
.................. 469 472,924
4.75% , 01/15/34
(a)
.................. EUR 100 114,279
4.75% , 01/15/34
(d)
.................. 1,400 1,599,910
Millrose Properties, Inc.
(d)
6.38% , 08/01/30 ................... USD 1,473 1,507,209
6.25% , 09/15/32 ................... 1,213 1,223,897
SBA Communications Corp., 3.13%, 02/01/29 . 1,252 1,197,594
7,303,067
Specialty Retail — 1.6%
Advance Auto Parts, Inc., 7.00%, 08/01/30
(d)
.. 510 512,700
Afflelou SAS, 6.00%, 07/25/29
(a)
.......... EUR 101 123,478
Asbury Automotive Group, Inc.
4.75% , 03/01/30 ................... USD 186 183,357
5.00% , 02/15/32
(d)
.................. 101 98,152
Bubbles Bidco SpA, (3-mo. EURIBOR at 0.00%
Floor + 4.25%), 6.27%, 09/30/31
(a) (f)
...... EUR 100 118,512
Carvana Co.
(d)(e)
9.00% , ( 9.00 % Cash or 13.00 % PIK),
06/01/30 ...................... USD 1,821 1,908,412
9.00% , ( 9.00 % Cash or 14.00 % PIK),
06/01/31 ...................... 5,275 5,953,015
CD&R Firefly Bidco plc, 8.63%, 04/30/29
(a)
... GBP 200 282,070
Cougar JV Subsidiary LLC, 8.00%, 05/15/32
(d)
. USD 512 547,364
Duomo Bidco SpA, (3-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.31%, 01/15/32
(a) (f)
...... EUR 100 118,420
EG Global Finance plc, 12.00%, 11/30/28
(d)
... USD 1,109 1,205,352
Global Auto Holdings Ltd., 11.50%, 08/15/29
(d)
. 332 347,668
Group 1 Automotive, Inc., 6.38%, 01/15/30
(d)
.. 346 356,032
Ken Garff Automotive LLC, 4.88%, 09/15/28
(d)
. 111 110,670
LCM Investments Holdings II LLC
(d)
4.88% , 05/01/29 ................... 184 181,279
8.25% , 08/01/31 ................... 440 465,385
Lithia Motors, Inc., 5.50%, 10/01/30
(d)
....... 521 523,069
PetSmart LLC, 7.50%, 09/15/32
(d)
......... 250 254,421
Staples, Inc., 10.75%, 09/01/29
(d)
......... 381 378,783
White Cap Supply Holdings LLC, 7.38%,
11/15/30
(d)
...................... 5,510 5,699,673
19,367,812
Technology Hardware, Storage & Peripherals — 0.2%
Seagate Data Storage Technology Pte. Ltd.
(d)
5.88% , 07/15/30 ................... 789 813,353
8.50% , 07/15/31 ................... 1,096 1,165,226
1,978,579
Textiles, Apparel & Luxury Goods — 0.4%
Beach Acquisition Bidco LLC
(d)
5.25% , 07/15/32 ................... EUR 1,228 1,469,198
Security
Par (000)
Par (000) Value
Textiles, Apparel & Luxury Goods (continued)
10.00% , ( 10.00 % Cash or 10.75 % PIK),
07/15/33
(e)
..................... USD 2,192 $ 2,308,218
Crocs, Inc., 4.13%, 08/15/31
(d)
........... 211 194,926
Levi Strauss & Co.
(d)
4.00% , 08/15/30 ................... EUR 365 435,609
3.50% , 03/01/31 ................... USD 462 430,225
PrestigeBidCo GmbH, (3-mo. EURIBOR at
0.00% Floor + 3.75%), 5.78%, 07/01/29
(a) (f)
.. EUR 100 118,480
4,956,656
Trading Companies & Distributors — 1.8%
(d)
FTAI Aviation Investors LLC
5.50% , 05/01/28 ................... USD 715 715,626
7.88% , 12/01/30 ................... 2,018 2,145,949
7.00% , 05/01/31 ................... 2,624 2,763,303
7.00% , 06/15/32 ................... 3,179 3,341,933
5.88% , 04/15/33 ................... 2,563 2,604,475
Herc Holdings, Inc.
7.00% , 06/15/30 ................... 1,147 1,207,135
5.75% , 03/15/31 ................... 445 451,606
7.25% , 06/15/33 ................... 958 1,015,848
6.00% , 03/15/34 ................... 459 465,117
QXO Building Products, Inc., 6.75%, 04/30/32 . 3,736 3,901,948
United Rentals North America, Inc., 5.38%,
11/15/33 ....................... 1,620 1,618,853
WESCO Distribution, Inc.
6.63% , 03/15/32 ................... 332 346,663
6.38% , 03/15/33 ................... 566 590,951
21,169,407
Wireless Telecommunication Services — 0.8%
Connect Finco SARL, 9.00%, 09/15/29
(d)
..... 400 424,296
Digicel International Finance Ltd., 8.63%,
08/01/32
(d)
...................... 2,620 2,719,901
Eutelsat SA, 9.75%, 04/13/29
(a)
.......... EUR 100 125,327
Maya SAS
7.00% , 10/15/28
(d)
.................. USD 336 340,178
5.38% , 04/15/30
(a)
.................. EUR 100 121,319
6.88% , 04/15/31
(a)
.................. 100 125,359
8.50% , 04/15/31
(d)
.................. USD 1,021 1,098,850
SoftBank Group Corp.
(a)
2.88% , 01/06/27 ................... EUR 150 175,431
5.25% , 10/10/29 ................... 100 119,305
5.75% , 07/08/32 ................... 207 246,633
6.38% , 07/10/33 ................... 132 159,094
Telefonica Europe BV, (EUAMDB08 + 3.12%),
5.75%
(a) (f) (h)
..................... 100 124,399
Vmed O2 UK Financing I plc
4.25% , 01/31/31
(d)
.................. USD 1,600 1,459,215
4.50% , 07/15/31
(a)
.................. GBP 100 119,437
4.75% , 07/15/31
(d)
.................. USD 800 738,571
5.63% , 04/15/32
(a)
.................. EUR 100 118,158
7.75% , 04/15/32
(d)
.................. USD 200 208,420
6.75% , 01/15/33
(d)
.................. 763 756,160
Vodafone Group plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 3.84%),
8.00%, 08/30/86
(a) (f)
................ GBP 404 595,036
Zegona Finance plc
6.75% , 07/15/29
(a)
.................. EUR 201 247,982
10,023,071
Total Corporate Bonds — 84 .8%
(Cost: $ 976,781,064 ) .............................. 1,000,918,323

Schedule of Investments
(continued)
December 31, 2025
BlackRock High Yield V.I. Fund
Schedule of Investments
15
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Fixed Rate Loan Interests
Health Care Technology — 0.4%
Cotiviti, Inc., 1st Lien Term Loan ,
7.63%
,
05/01/31 ................... USD 4,785 $ 4,626,738
IT Services — 0.1%
X Corp., 1st Lien Term Loan B3 , 9.50%
,
10/26/29 1,584 1,577,205
Software — 0.4%
Clover Holdings 2 LLC, 1st Lien Term Loan ,
7.75%
,
12/09/31 ................... 4,369 4,347,250
Total Fixed Rate Loan Interests — 0 .9%
(Cost: $ 10,740,870 ) ............................... 10,551,193
Floating Rate Loan Interests
Aerospace & Defense — 0.2%
(f)
Arcline FM Holdings LLC, 1st Lien Term Loan ,
06/24/30
(l)
........................ 93 93,029
Atlas CC Acquisition Corp., 1st Lien Term Loan
B , 05/25/29
(l)
...................... 400 202,300
Atlas CC Acquisition Corp., 1st Lien Term Loan
C , 05/25/29
(l)
...................... 58 29,357
Kaman Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 2.50% Floor + 0.50%;
6-mo. CME Term SOFR at 2.50% Floor +
0.50% at 0.50% Floor + 0.00%), 6.32% -
6.54%
,
02/26/32 ................... 867 869,530
Kaman Corp., Delayed Draw 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.43%
,
02/26/32 ............. 8 7,875
Propulsion (BC) Finco SARL, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 2.50%), 6.17%
,
12/01/32 ............ 491 492,915
Signia Aerospace LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.44% - 6.57%
,
12/11/31 ........ 394 394,617
2,089,623
Automobile Components — 0.2%
(f)
Champions Financing, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.75%), 8.57%
,
02/06/29 ............. 848 802,322
Clarios Global LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.47%
,
01/28/32 ................... 1,031 1,034,978
Tenneco, Inc., 1st Lien Term Loan A , (3-mo.
CME Term SOFR at 0.50% Floor + 4.75%),
8.74%
,
11/17/28 ................... 85 82,801
Tenneco, Inc., 1st Lien Term Loan B , (3-mo. CME
Term SOFR at 0.50% Floor + 5.00%), 8.77% -
8.99%
,
11/17/28 ................... 531 521,242
2,441,343
Biotechnology — 0.0%
PAREXEL International, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.47%
,
12/12/31
(f)
............. 475 475,792
Security
Par (000)
Par (000) Value
Broadline Retail — 0.3%
(f)
Boots Group Bidco Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.21%
,
08/30/32 ............. USD 2,426 $ 2,437,111
StubHub Holdco Sub LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
4.75%), 8.47%
,
03/15/30 ............. 766 757,927
3,195,038
Building Products — 0.1%
(f)
Chariot Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.47%
,
09/08/32 ................... 132 132,133
CP Atlas Buyer, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 8.97%
,
07/08/30 ............. 286 276,262
Wilsonart LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
7.92%
,
08/05/31 ................... 409 395,499
803,894
Capital Markets — 0.0%
(f)
Ardonagh Group Finco Pty. Ltd., Facility 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
2.75% Floor + 0.00%; 6-mo. CME Term SOFR
at 2.75% Floor + 0.00% at 0.00% Floor +
0.00%), 6.42% - 6.95%
,
02/18/31 ........ 495 493,392
OVG Business Services LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 6.72%
,
06/25/31 ............ 32 31,516
524,908
Chemicals — 0.3%
(f)
Aruba Investments Holdings LLC, 2nd Lien Term
Loan , (1-mo. CME Term SOFR at 0.75% Floor
+ 7.75%), 11.57%
,
11/24/28 ............ 190 169,938
Discovery Purchaser Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 7.61%
,
10/04/29 ............. 1,064 1,020,426
Lonza Group AG, Facility 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 7.70%
,
07/03/28 ............. 836 729,457
Olympus Water US Holding Corp., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.25%), 6.92%
,
11/03/32 ............ 625 620,706
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B2 , 04/08/31
(l)
.......... 403 297,114
WR Grace Holding LLC, 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.00%
,
08/19/32 ............. 432 431,512
3,269,153
Commercial Services & Supplies — 0.2%
(f)
Allied Universal Holdco LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.97%
,
08/20/32 ............. 1,447 1,453,924
Jupiter Buyer, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
7.92%
,
10/10/31 ................... 184 186,139
LABL, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
8.94%
,
10/30/28 ................... 834 525,313
Summer BC Holdco B SARL, Facility 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.00% Floor + 5.00%), 8.93%
,
02/15/29 ... 239 222,135
2,387,511

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock High Yield V.I. Fund
16
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Communications Equipment — 0.0%
CommScope, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 2.00% Floor + 4.75%),
8.47%
,
12/18/29
(f)
.................. USD 525 $ 525,293
Construction & Engineering — 0.2%
Brand Industrial Services, Inc., 1st Lien Term
Loan C , (3-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 8.35%
,
08/01/30
(f)
....... 2,101 1,910,311
Construction Materials — 0.1%
(f)
MSOF BEACON LLC, 1st Lien Term Loan
B , (12-mo. CME Term SOFR + 3.00%),
6.54%
,
12/09/32
(c)
.................. 265 265,994
White Cap Supply Holdings LLC, Facility 1st Lien
Term Loan C , (1-mo. CME Term SOFR at
0.00% Floor + 3.25%), 6.97%
,
10/19/29 ... 1,296 1,300,875
1,566,869
Containers & Packaging — 0.1%
Mauser Packaging Solutions Holding Co., 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 3.50%), 7.23%
,
04/15/30
(f)
... 676 661,216
Diversified Consumer Services — 0.1%
(f)
Ascend Learning LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.72%
,
12/11/28 .............. 90 90,241
Wand NewCo 3, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.22%
,
01/30/31 ................... 641 641,441
731,682
Diversified Telecommunication Services — 0.5%
(f)
Coral-US Co-Borrower LLC, 1st Lien Term Loan
B7 , (3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.15%
,
02/02/32 ............. 312 306,328
Frontier Communications Holdings LLC, 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.24%
,
07/01/31
(c)
....... 194 193,741
Level 3 Financing, Inc., 1st Lien Term Loan B4 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.97%
,
03/29/32 ............. 2,518 2,523,666
Lumen Technologies, Inc., 1st Lien Term Loan
A , (1-mo. CME Term SOFR at 2.00% Floor +
6.00%), 9.72%
,
06/01/28 ............. 127 127,758
Radiate Holdco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.33%
,
09/25/29 ................... 790 604,388
Virgin Media Bristol LLC, Facility 1st Lien Term
Loan Q , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.11%
,
01/31/29 ........ 200 200,250
Zayo Group Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.83% 03/11/30 .............. 2,494 2,360,232
6,316,363
Electrical Equipment — 0.0%
GrafTech Global Enterprises, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 2.00% Floor
+ 6.00%), 9.86%
,
12/21/29
(f)
........... 238 241,832
Energy Equipment & Services — 0.1%
Stakeholder Midstream LLC, 1st Lien Term Loan ,
(6-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.04%
,
01/02/31
(f)
............. 732 734,457
Security
Par (000)
Par (000) Value
Entertainment — 0.0%
City Football Group Ltd., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.03%
,
07/22/30
(c) (f)
............ USD 461 $ 459,585
Financial Services — 0.1%
(f)
Acuren Delaware Holdco, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.47%
,
07/30/31 ............ 133 133,858
Gryphon Acquire NewCo LLC, 1st Lien Term
Loan , (6-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 6.88%
,
09/13/32 ............ 872 877,546
Orion US Finco, Inc., 1st Lien Term Loan ,
(12-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.32%
,
10/08/32 ............. 249 250,011
Summit Acquisition, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.22%
,
10/16/31
(c)
............ 371 373,643
1,635,058
Health Care Equipment & Supplies — 0.2%
Bausch + Lomb Corp., 1st Lien Term Loan
(f)
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 7.72% , 09/29/28 ........... 483 482,885
(1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 7.97% , 01/15/31 ........... 1,289 1,300,617
1,783,502
Health Care Providers & Services — 0.2%
(f)
ACP Tara Holdings, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.97%
,
12/15/32
(c)
............ 266 267,330
LifePoint Health, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.33%
,
05/19/31 ................... 399 399,575
LifePoint Health, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.75%), 7.65%
,
05/19/31 ............. 866 868,411
Quorum Health Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 1.00% Floor +
6.50%), 10.53%
,
01/31/28 ............. 561 399,879
1,935,195
Health Care Technology — 0.2%
AthenaHealth Group, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.47%
,
02/15/29
(f)
............. 1,905 1,907,313
Hotels, Restaurants & Leisure — 0.0%
Great Canadian Gaming Corp., 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 8.44%
,
11/01/29
(f)
....... 281 275,361
Household Durables — 0.0%
SWF Holdings I Corp., 1st Lien Term Loan A1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.42%
,
12/19/29
(f)
............. 92 90,793
Industrial Conglomerates — 0.1%
(f)
Husky Injection Molding Systems Ltd., Delayed
Draw 1st Lien Term Loan , (12-mo. CME
Term SOFR at 0.00% Floor + 3.75%),
7.29%
,
02/15/29 ................... 337 339,153

Schedule of Investments
(continued)
December 31, 2025
BlackRock High Yield V.I. Fund
Schedule of Investments
17
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Industrial Conglomerates (continued)
LSF12 Crown US Commercial Bidco LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 3.50%), 7.37%
,
12/02/31 ... USD 810 $ 814,693
Pinnacle Buyer LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.49%
,
10/01/32 ............. 361 362,250
1,516,096
Insurance — 0.2%
(f)
Hyperion Refinance SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.49%
,
04/18/30 ............. 88 87,715
Jones DesLauriers Insurance Management, Inc.,
1st Lien Term Loan , 12/09/32
(l)
.......... 605 605,059
OneDigital Borrower LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.72%
,
07/02/31 ............. 110 110,580
Truist Insurance Holdings LLC, 2nd Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 4.75%), 8.75%
,
05/06/32 ............ 1,582 1,599,065
2,402,419
Interactive Media & Services — 0.1%
Camelot US Acquisition LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.97%
,
01/31/31
(f)
............. 801 801,505
IT Services — 0.2%
(f)
Asurion LLC, 1st Lien Term Loan B13 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
7.97%
,
09/19/30 ................... 499 499,013
Central Parent LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.25%
,
07/06/29 ................... 187 157,764
Fortress Intermediate 3, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.78%
,
06/27/31 ............. 291 290,894
ION Platform Finance US, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.75%), 7.42%
,
09/30/32 ............ 280 261,701
Neptune Bidco US, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
5.00%), 9.01%
,
04/11/29 .............. 1,183 1,168,913
2,378,285
Life Sciences Tools & Services — 0.1%
Star Parent, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.67%
,
09/27/30
(f)
.................. 1,541 1,542,147
Machinery — 0.2%
(f)
Hunter Douglas, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.67%
,
01/16/32 ............. 196 197,229
Husky Injection Molding Systems Ltd., 1st Lien
Term Loan , (6-mo. CME Term SOFR at 0.00%
Floor + 4.50%), 7.59% - 7.92%
,
02/15/29 .. 2,029 2,041,723
Vortex Opco LLC, 1st Lien Term Loan , 12/18/28
(b)
(g) (l)
............................. 290 34,751
2,273,703
Security
Par (000)
Par (000) Value
Media — 0.5%
(f)
Altice France SA, 1st Lien Term Loan B14 ,
05/30/31
(l)
........................ USD 1,034 $ 1,032,873
Clear Channel Outdoor Holdings, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 7.83%
,
08/23/28 ........ 1,191 1,191,588
CMG Media Corp., Facility 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.27%
,
06/18/29 ............. 505 469,652
CSC Holdings LLC, 1st Lien Term Loan B5 ,
(US Prime Rate at 0.00% Floor + 1.50%),
8.25%
,
04/15/27 ................... 1,044 910,568
DirecTV Financing LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.75% Floor +
5.50%), 9.34%
,
02/17/31 ............. 1,807 1,801,509
Gray Media, Inc., 1st Lien Term Loan D , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.99%
,
12/01/28 ................... 320 319,931
Gray Television, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 9.12%
,
05/23/29 ............. 3 2,671
Versant Media Group, Inc., 1st Lien Term Loan B ,
10/23/30
(l)
........................ 338 337,791
6,066,583
Metals & Mining — 0.0%
Star Holding LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
8.22%
,
07/18/31
(f)
.................. 219 215,014
Paper & Forest Products — 0.1%
Bradyplus Holdings LLC, 1st Lien Term Loan ,
(12-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.00%
,
12/13/32
(f)
............. 1,180 1,166,229
Pharmaceuticals — 0.1%
(f)
Amneal Pharmaceuticals LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 7.22%
,
08/02/32 ............ 1,128 1,136,634
Endo Finance Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 7.47%
,
04/23/31 ............. 509 504,950
1,641,584
Professional Services — 0.1%
(f)
AlixPartners LLP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.72%
,
08/12/32 ................... 358 358,383
Amentum Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.72%
,
09/29/31 ............. 155 155,255
CoreLogic, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.33%
,
06/02/28 ................... 266 266,254
Galaxy US Opco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.84%
,
07/31/30 ............. 274 262,106
1,041,998
Software — 0.3%
(f)
Boxer Parent Co., Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.82%
,
07/30/31 ............. 927 923,901
Boxer Parent Co., Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.75%), 9.47%
,
07/30/32 ............. 544 522,648

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock High Yield V.I. Fund
18
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
Darktrace Finco US LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.19%
,
10/09/31 ............. USD 224 $ 225,117
Delta Topco, Inc., 2nd Lien Term Loan , (1-mo.
CME Term SOFR at 5.25% Floor + 0.75%;
3-mo. CME Term SOFR at 5.25% Floor +
0.75% at 0.75% Floor + 0.00%), 8.94% -
9.11%
,
12/24/30 ................... 145 142,644
Ellucian Holdings, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.75%), 8.47%
,
11/15/32 .............. 520 523,411
MH Sub I LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
8.25%
,
05/03/28 ................... 239 222,066
Proofpoint, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.92%
,
08/31/28 ................... 157 157,664
RealPage, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
7.75%
,
04/24/28 ................... 416 416,768
Sabre GLBL, Inc., 1st Lien Term Loan B1
(1-mo. CME Term SOFR at 0.50% Floor +
6.25%), 0.00% , 07/30/29 ........... 22 19,955
(1-mo. CME Term SOFR at 0.50% Floor +
6.00%), 9.82% , 11/15/29 ............ 125 110,202
Sabre GLBL, Inc., 1st Lien Term Loan B2
(1-mo. CME Term SOFR at 0.50% Floor +
6.25%), 0.00% , 07/30/29 ........... 31 27,564
(1-mo. CME Term SOFR at 1.50% Floor +
6.00%), 10.02% , 11/15/29
(c)
.......... 56 49,645
3,341,585
Specialty Retail — 0.0%
Pye-Barker Fire & Safety LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.21%
,
12/16/32
(f)
........... 441 443,662
Technology Hardware, Storage & Peripherals — 0.2%
(f)
Finastra USA, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.72%
,
09/15/32 ................... 1,464 1,431,041
Finastra USA, Inc., 2nd Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 7.00%),
10.72%
,
09/15/33 .................. 489 478,403
1,909,444
Wireless Telecommunication Services — 0.2%
(f)
Digicel International Finance Ltd., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 5.25%), 9.02%
,
08/09/32 ............ 857 853,940
Windstream Services LLC, 1st Lien Term Loan
(c)
(1-mo. CME Term SOFR at 0.00% Floor +
4.75%), 8.57% , 09/25/31 ........... 640 641,733
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 7.72% , 10/06/32 ........... 645 646,613
2,142,286
Total Floating Rate Loan Interests — 5 .5%
(Cost: $ 65,788,624 ) ............................... 64,844,632
Security
Par (000)
Pa r (000) Value
Preferred Securities
Capital Trusts — 3.9%
Automobile Components — 0.1%
Aptiv Swiss Holdings Ltd. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.39%), 6.88% , 12/15/54
(f)
............. USD 600 $ 625,802
Banks — 1.4%
(f)(h)
Bank of America Corp.
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.68%), 6.63% .... 3,150 3,282,146
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.35%), 6.25% .... 1,420 1,442,302
Barclays plc
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.41%), 4.38% .... 940 909,402
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.43%), 8.00% .... 200 213,394
(USISSO05 + 5.78%), 9.63% ........... 2,040 2,310,904
(USISSO05 + 3.69%), 7.63% ........... 600 640,183
Citigroup, Inc.
Series CC , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.69%),
7.13% ........................ 1,885 1,943,375
Series EE , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.57%),
6.75% ........................ 1,130 1,150,260
Series FF , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.73%),
6.95% ........................ 451 464,970
Series GG , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.89%),
6.88% ........................ 555 576,703
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.00%), 6.63% .... 755 767,285
Series DD , (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.76%),
7.00% ........................ 450 474,600
NatWest Group plc , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.75%), 8.13% .................... 565 635,705
PNC Financial Services Group, Inc. (The) , Series
W , (7-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.81%), 6.25% ... 316 326,234
Societe Generale SA , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.79%), 8.13%
(d)
................... 250 263,236
Wells Fargo & Co. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.77%), 6.85% .................... 456 476,526
15,877,225
Broadline Retail — 0.0%
Rakuten Group, Inc. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.25%), 8.13%
(d) (f) (h)
................. 268 276,032
Capital Markets — 0.8%
(f)
Brookfield Finance, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.08%), 6.30% , 01/15/55 .............. 1,540 1,525,907
Deutsche Bank AG
(h)
(5-Year EURIBOR ICE Swap Rate + 4.60%),
7.13%
(a)
....................... EUR 200 248,664
(5-Year EURIBOR ICE Swap Rate + 5.11%),
7.38%
(a)
....................... 200 252,997
(5-Year EURIBOR ICE Swap Rate + 4.04%),
6.75%
(a)
....................... 200 240,035

Schedule of Investments
(continued)
December 31, 2025
BlackRock High Yield V.I. Fund
Schedule of Investments
19
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Goldman Sachs Group, Inc. (The) , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.46%), 6.85%
(h)
............ USD 1,020 $ 1,060,713
UBS Group AG
(d)(h)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.75%), 9.25% .... 200 219,450
(USISSO05 + 3.63%), 6.85% ........... 200 204,505
(USISSO05 + 3.08%), 7.00% ........... 400 408,761
(USISSO05 + 3.12%), 6.60% ........... 400 406,225
(USISSO05 + 4.16%), 7.75% ........... 1,600 1,724,851
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.76%), 9.25% .... 1,000 1,172,757
(USISSO05 + 3.18%), 7.13% ........... 600 614,859
(USISSO05 + 3.30%), 7.00% ........... 1,000 1,020,707
9,100,431
Consumer Finance — 0.0%
Volkswagen International Finance NV ,
(EUAMDB08 + 3.49%), 5.99%
(a) (f) (h)
....... EUR 100 121,609
Diversified REITs — 0.0%
Unibail-Rodamco-Westfield SE , (5-Year
EURIBOR ICE Swap Rate + 2.43%), 4.75%
(a) (f
) (h)
............................. 100 119,641
Electric Utilities — 0.2%
(f)
Duke Energy Corp. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.59%), 6.45% , 09/01/54 .............. USD 366 384,146
EDP SA , (5-Year EURIBOR ICE Swap Rate +
2.05%), 4.75% , 05/29/54
(a)
............ EUR 100 121,193
Electricite de France SA
(h)
(5-Year EURIBOR ICE Swap Rate + 2.94%),
5.13%
(a)
....................... 200 241,367
(5-Year EURIBOR ICE Swap Rate + 2.07%),
4.38%
(a)
....................... 100 116,289
Enel SpA , (5-Year EURIBOR ICE Swap Rate +
2.01%), 4.25%
(a) (h)
.................. 100 118,979
NextEra Energy Capital Holdings, Inc. , (5-Year
US Treasury Yield Curve Rate T Note
Constant Maturity + 2.05%), 6.38% , 08/15/55 USD 665 686,444
NRG Energy, Inc. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(d) (h)
................. 1,291 1,409,567
3,077,985
Electrical Equipment — 0.0%
Prysmian SpA , (5-Year EURIBOR ICE Swap
Rate + 3.01%), 5.25%
(a) (f) (h)
............ EUR 100 122,319
Financial Services — 0.2%
(f)
Apollo Global Management, Inc. , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.17%), 6.00% , 12/15/54 ...... USD 934 922,333
Corebridge Financial, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 6.38% , 09/15/54 .............. 640 644,891
1,567,224
Gas Utilities — 0.1%
AltaGas Ltd. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.57%),
7.20% , 10/15/54
(d) (f)
................. 569 589,906
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers — 0.3%
(f)
AES Corp. (The) , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.20%), 7.60% , 01/15/55 .............. USD 744 $ 757,696
Orsted A/S , (5-Year U.K. Government
Bonds Note Generic Bid Yield + 2.14%),
2.50% , 02/18/3021
(a)
................ GBP 100 103,370
Vistra Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(d) (h)
........................ USD 2,022 2,057,312
2,918,378
Insurance — 0.0%
NN Group NV , (5-Year EURIBOR ICE Swap Rate
+ 3.45%), 5.75%
(a) (f) (h)
................ EUR 200 239,297
Multi-Utilities — 0.0%
(f)
CenterPoint Energy, Inc. , Series B , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.95%), 6.85% , 02/15/55 ...... USD 205 218,628
Centrica plc , (5-Year U.K. Government
Bonds Note Generic Bid Yield + 2.51%),
6.50% , 05/21/55
(a)
.................. GBP 100 138,840
Dominion Energy, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.21%), 6.63% , 05/15/55 .............. USD 175 180,330
Veolia Environnement SA , (5-Year EURIBOR ICE
Swap Rate + 1.84%), 4.32%
(a) (h)
......... EUR 100 116,943
654,741
Oil, Gas & Consumable Fuels — 0.8%
(f)
Energy Transfer LP
(h)
Series H , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.69%),
6.50% ........................ USD 852 855,752
Series G , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.31%),
7.13% ........................ 581 594,917
Eni SpA , (5-Year EUR Swap Annual + 2.08%),
4.50%
(a) (h)
........................ EUR 100 119,341
Sunoco LP , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.23%),
7.88%
(d) (h)
........................ USD 5,347 5,492,839
Var Energi ASA , (5-Year EURIBOR ICE Swap
Rate + 4.77%), 7.86% , 11/15/83
(a)
........ EUR 100 129,030
Venture Global LNG, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
5.44%), 9.00%
(d) (h)
.................. USD 3,062 2,418,155
9,610,034
Passenger Airlines — 0.0%
Air France-KLM , (5-Year EURIBOR ICE Swap
Rate + 3.58%), 5.75%
(a) (f) (h)
............ EUR 100 119,045
Pharmaceuticals — 0.0%
Bayer AG , Series NC5 , (5-Year EUR Swap
Annual + 3.43%), 6.63% , 09/25/83
(a) (f)
..... 100 124,728
Real Estate Management & Development — 0.0%
Heimstaden Bostad AB , (5-Year EUR Swap
Annual + 3.15%), 2.63%
(a) (f) (h)
........... 100 114,149
Wireless Telecommunication Services — 0.0%
Telefonica Europe BV , (7-Year EUR Swap Annual
+ 3.35%), 6.14%
(a) (f) (h)
................ 100 125,398
Total Capital Trusts — 3 .9%
(Cost: $ 44,245,529 ) ............................... 45,383,944

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock High Yield V.I. Fund
20
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Preferred Stocks — 0.4%
Financial Services — 0.0%
Shift4 Payments, Inc. , 6.00% , 05/01/28
(i)
..... 3,617 $ 289,396
Insurance — 0.3%
Alliant Cali, Inc. , (Acquired 09/25/24 , cost
$ 3,036,294 ) , 10.00%
(c) (f) (m)
............. 3,167 3,359,858
IT Services — 0.0%
(b)(c)
Veritas Newco ....................... 1,012 23,793
Veritas Newco, Series G-1 ............... 699 16,074
39,867
Semiconductors & Semiconductor Equipment
— 0.1%
Microchip Technology, Inc. , 7.50% , 03/15/28
(i)
.. 16,900 984,932
Total Preferred Stocks — 0 .4%
(Cost: $ 4,277,221 ) ............................... 4,674,053
Total Preferred Securities — 4 .3%
(Cost: $ 48,522,750 ) ............................... 50,057,997
Total Long-Term Investments — 96.1%
(Cost: $ 1,108,789,481 ) ............................ 1,133,561,110
Short-Term Securities
Money Market Funds — 2.9%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.65%
(n) (o)
................... 34,653,672 34,653,672
Total Short-Term Securities — 2 .9%
(Cost: $ 34,653,672 ) ............................... 34,653,672
Total Investments — 99 .0%
(Cost: $ 1,143,443,153 ) ............................ 1,168,214,782
Other Assets Less Liabilities — 1.0% .................... 11,829,788
Net Assets — 100.0% ...............................
$ 1,180,044,570
(a)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Non-income producing security.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(g)
Issuer filed for bankruptcy and/or is in default.
(h)
Perpetual security with no stated maturity date.
(i)
Convertible security.
(j)
Zero-coupon bond.
(k)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(l)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(m)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $3,359,858, representing 0.28% of its net assets as of period end, and an original cost of $3,036,294.
(n)
Affiliate of the Fund.
(o)
Annualized 7-day yield as of period end.

Schedule of Investments
(continued)
December 31, 2025
BlackRock High Yield V.I. Fund
Schedule of Investments
21
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
Shares
Held at
12/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 9,317,735 $ 25,335,937
(a)
$ — $ — $ — $ 34,653,672 34,653,672 $ 1,189,121 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock High Yield V.I. Fund
22
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Short Contracts
U.S. Treasury 10-Year Ultra Note ............................................... 127 03/20/26 $ 14,607 $ 20,624
U.S. Treasury Long Bond ..................................................... 82 03/20/26 9,479 62,096
$ 82,720
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 38,181,243 EUR 32,317,000 BNP Paribas SA 03/18/26 $ 73,876
USD 851,040 EUR 721,000 Deutsche Bank AG 03/18/26 856
USD 934,590 EUR 789,887 JPMorgan Chase Bank NA 03/18/26 3,176
USD 120,444 EUR 102,000 Natwest Markets plc 03/18/26 168
USD 81,612 GBP 60,432 Natwest Markets plc 03/18/26 168
78,244
USD 96,549 EUR 82,000 Standard Chartered Bank 03/18/26 (143)
USD 4,507,807 GBP 3,368,000 HSBC Bank plc 03/18/26 (31,254)
(31,397)
$ 46,847
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
45.V1 ........... 5 .00 % Quarterly 12/20/30 B+ USD 19,492 $ 1,512,445 $ 1,362,181 $ 150,264
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iTraxx Europe Crossover
Index Series 42.V2 .. 5 .00 % Quarterly
Goldman Sachs
International 12/20/29 BB- EUR 55 $ 8,957 $ 8,350 $ 607
Zegona Finance plc .... 5 .00 Quarterly Deutsche Bank AG 06/20/30 BB EUR 22 4,247 2,778 1,469
Forvia SE ........... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BB- EUR 146 19,930 13,999 5,931
$ 33,134 $ 25,127 $ 8,007
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Schedule of Investments
(continued)
December 31, 2025
BlackRock High Yield V.I. Fund
Schedule of Investments
23
Derivative Financial Instruments Categorized by Risk Exposure
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination Barclays Bank plc 03/20/26 USD 22,001 $ 368,022 $ (90,941) $ 458,963
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 03/20/26 USD 12,367 738,029 (36,391) 774,420
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 03/20/26 USD 8,633 499,418 (22,396) 521,814
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
JPMorgan Chase Bank
NA 03/20/26 USD 10,000 401,090 (28,980) 430,070
$ 2,006,559 $ (178,708) $ 2,185,267
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 3 .79%
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared and OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
.......................................................... $ 1,362,181 $ — $ 150,264 $ —
OTC Swaps ................................................................... 25,127 (178,708) 2,193,274 —
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 82,720 $ — $ 82,720
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 78,244 — — 78,244
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 150,264 — — — — 150,264
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 33,134 — — 2,185,267 — 2,218,401
$ — $ 183,398 $ — $ 78,244 $ 2,267,987 $ — $ 2,529,629

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock High Yield V.I. Fund
24
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... $ — $ — $ — $ 31,397 $ — $ — $ 31,397
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — — — 178,708 — 178,708
$ — $ — $ — $ 31,397 $ 178,708 $ — $ 210,105
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended December 31, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ — $ — $ 316,474 $ — $ 316,474
Forward foreign currency exchange contracts .... — — — (2,426,224) — — (2,426,224)
Swaps .............................. — 372,413 — — 167,260 — 539,673
$ — $ 372,413 $ — $ (2,426,224) $ 483,734 $ — $ (1,570,077)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ — $ — $ 137,348 $ — $ 137,348
Forward foreign currency exchange contracts .... — — — (386,601) — — (386,601)
Swaps .............................. — 96,369 — — 2,185,267 — 2,281,636
$ — $ 96,369 $ — $ (386,601) $ 2,322,615 $ — $ 2,032,383
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 2,571,494
Average notional value of contracts — short ................................................................................. 6,228,934
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 37,213,391
Credit default swaps
Average notional value — sell protection ................................................................................... 20,590,590
Total return swaps
Average notional value ............................................................................................... 53,001,000
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 41,750 $ —
Forward f oreign currency exchange contracts ................................................................. 78,244 31,397
Swaps — centrally cleared .............................................................................. 10,319 —
Swaps — OTC
(a)
..................................................................................... 2,218,401 178,708
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 2,348,714 $ 210,105
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(52,069) —
Total derivative assets and liabilities subject to an MNA ............................................................
$ 2,296,645 $ 210,105
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statement of Assets and Liabilities.

Schedule of Investments
(continued)
December 31, 2025
BlackRock High Yield V.I. Fund
Schedule of Investments
25
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
(b)
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(c)(d)
Barclays Bank plc ................................ $ 458,963 $ (90,941) $ — $ — $ 368,022
BNP Paribas SA ................................. 73,876 — — — 73,876
Deutsche Bank AG ................................ 5,103 — — — 5,103
Goldman Sachs International ......................... 8,957 — — — 8,957
JPMorgan Chase Bank NA .......................... 1,749,410 (87,767) (1,636,735) — 24,908
Natwest Markets plc ............................... 336 — — — 336
$ 2,296,645 $ (178,708) $ (1,636,735) $ — $ 481,202
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(c)(e)
Barclays Bank plc ................................ $ 90,941 $ (90,941) $ — $ — $ —
HSBC Bank plc .................................. 31,254 — — — 31,254
JPMorgan Chase Bank NA .......................... 87,767 (87,767) — — —
Standard Chartered Bank ........................... 143 — — — 143
$ 210,105 $ (178,708) $ — $ — $ 31,397
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount receivable from the counterparty in the event of default.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 77,249 $ — $ 77,249
Common Stocks
Energy Equipment & Services .............................. 304 — — 304
Health Care Providers & Services ............................ — — 3,280 3,280
Metals & Mining ........................................ 1,449,980 — — 1,449,980
Oil, Gas & Consumable Fuels ............................... 2,824,444 — — 2,824,444
Specialized REITs ...................................... 2,276,567 — — 2,276,567
Wireless Telecommunication Services ......................... — 557,141 — 557,141
Corporate Bonds ........................................ — 1,000,918,323 — 1,000,918,323
Fixed Rate Loan Interests ................................... — 10,551,193 — 10,551,193
Floating Rate Loan Interests
Aerospace & Defense .................................... — 2,089,623 — 2,089,623
Automobile Components .................................. — 2,441,343 — 2,441,343
Biotechnology ......................................... — 475,792 — 475,792
Broadline Retail ........................................ — 3,195,038 — 3,195,038
Building Products ....................................... — 803,894 — 803,894
Capital Markets ........................................ — 524,908 — 524,908
Chemicals ............................................ — 3,269,153 — 3,269,153
Commercial Services & Supplies ............................. — 2,387,511 — 2,387,511

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock High Yield V.I. Fund
26
Level 1 Level 2 Level 3 Total
Communications Equipment ................................ $ — $ 525,293 $ — $ 525,293
Construction & Engineering ................................ — 1,910,311 — 1,910,311
Construction Materials .................................... — 1,300,875 265,994 1,566,869
Containers & Packaging .................................. — 661,216 — 661,216
Diversified Consumer Services .............................. — 731,682 — 731,682
Diversified Telecommunication Services ........................ — 6,122,622 193,741 6,316,363
Electrical Equipment ..................................... — 241,832 — 241,832
Energy Equipment & Services .............................. — 734,457 — 734,457
Entertainment ......................................... — — 459,585 459,585
Financial Services ...................................... — 1,261,415 373,643 1,635,058
Health Care Equipment & Supplies ........................... — 1,783,502 — 1,783,502
Health Care Providers & Services ............................ — 1,667,865 267,330 1,935,195
Health Care Technology .................................. — 1,907,313 — 1,907,313
Hotels, Restaurants & Leisure .............................. — 275,361 — 275,361
Household Durables ..................................... — 90,793 — 90,793
Industrial Conglomerates .................................. — 1,516,096 — 1,516,096
Insurance ............................................ — 2,402,419 — 2,402,419
Interactive Media & Services ............................... — 801,505 — 801,505
IT Services ........................................... — 2,378,285 — 2,378,285
Life Sciences Tools & Services .............................. — 1,542,147 — 1,542,147
Machinery ............................................ — 2,273,703 — 2,273,703
Media ............................................... — 6,066,583 — 6,066,583
Metals & Mining ........................................ — 215,014 — 215,014
Paper & Forest Products .................................. — 1,166,229 — 1,166,229
Pharmaceuticals ....................................... — 1,641,584 — 1,641,584
Professional Services .................................... — 1,041,998 — 1,041,998
Software ............................................. — 3,291,940 49,645 3,341,585
Specialty Retail ........................................ — 443,662 — 443,662
Technology Hardware, Storage & Peripherals .................... — 1,909,444 — 1,909,444
Wireless Telecommunication Services ......................... — 853,940 1,288,346 2,142,286
Preferred Securities
Automobile Components .................................. — 625,802 — 625,802
Banks ............................................... — 15,877,225 — 15,877,225
Broadline Retail ........................................ — 276,032 — 276,032
Capital Markets ........................................ — 9,100,431 — 9,100,431
Consumer Finance ...................................... — 121,609 — 121,609
Diversified REITs ....................................... — 119,641 — 119,641
Electric Utilities ........................................ — 3,077,985 — 3,077,985
Electrical Equipment ..................................... — 122,319 — 122,319
Financial Services ...................................... — 1,856,620 — 1,856,620
Gas Utilities ........................................... — 589,906 — 589,906
Independent Power and Renewable Electricity Producers ............ — 2,918,378 — 2,918,378
Insurance ............................................ — 239,297 3,359,858 3,599,155
IT Services ........................................... — — 39,867 39,867
Multi-Utilities .......................................... — 654,741 — 654,741
Oil, Gas & Consumable Fuels ............................... — 9,610,034 — 9,610,034
Passenger Airlines ...................................... — 119,045 — 119,045
Pharmaceuticals ....................................... — 124,728 — 124,728
Real Estate Management & Development ....................... — 114,149 — 114,149
Semiconductors & Semiconductor Equipment .................... — 984,932 — 984,932
Wireless Telecommunication Services ......................... — 125,398 — 125,398
Short-Term Securities
Money Market Funds ...................................... 34,653,672 — — 34,653,672
Unfunded Floating Rate Loan Interests
(a)
........................... — 3,334 — 3,334
Liabilities
Unfunded Floating Rate Loan Interests
(a)
........................... — (1,311) — (1,311)
$ 41,204,967 $ 1,120,710,549 $ 6,301,289 $ 1,168,216,805
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 158,271 $ — $ 158,271
Foreign currency exchange contracts ............................ — 78,244 — 78,244
Interest rate contracts ....................................... 82,720 2,185,267 — 2,267,987
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(continued)
December 31, 2025
BlackRock High Yield V.I. Fund
Schedule of Investments
27
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Liabilities
Foreign currency exchange contracts ............................ $ — $ (31,397) $ — $ (31,397)
$ 82,720 $ 2,390,385 $ — $ 2,473,105
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Common
Stocks
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Preferred
Securities Total
Investments
Assets/Liabilities
Opening balance, as of December 31, 2024 .................................................... $ 13,978 $ 7,355,000 $ 1,146,402 $ 3,152,413 $ 11,667,793
Transfers into Level 3 .................................................................. — — 219,098 — 219,098
Transfers out of Level 3 ................................................................. — (4,741,000) (365,261) — (5,106,261)
Other
(a)
............................................................................ (13,978) — — 13,978 —
Accrued discounts/premiums .............................................................. — — 1,320 — 1,320
Net realized gain ..................................................................... — — 3,832 — 3,832
Net change in unrealized appreciation (depreciation)
(b) (c)
............................................ 3,280 (1,814,000) (183,789) 316,535 (1,677,974)
Purchases .......................................................................... — — 2,527,787 — 2,527,787
Sales ............................................................................. — (800,000) (451,105) (83,201) (1,334,306)
Closing balance, as of December 31, 2025 .....................................................
$ 3,280 $ — $ 2,898,284 $ 3,399,725 $ 6,301,289
Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2025
(c)
..............
$ 3,280 $ (1,814,000) $ (183,789) $ 316,535 $ (1,677,974)
(a)
Certain Level 3 investments were re-classified between Common Stocks and Preferred Securities.
(b)
Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(c)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.
Fair Value Hierarchy as of Period End (continued)

Statement of Assets and Liabilities

December 31, 2025
2025
BlackRock Annual Financial Statements and Additional Information
28
BlackRock High
Yield V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 1,133,561,110
Investments, at value — affiliated
(b)
.......................................................................................... 34,653,672
Cash ............................................................................................................. 607,142
Cash pledged: –
Futures contracts .................................................................................................... 634,000
Centrally cleared swaps ................................................................................................ 1,548,000
Foreign currency, at value
(c)
............................................................................................... 244,997
Receivables: –
Investments sold .................................................................................................... 358,855
Capital shares sold ................................................................................................... 554,810
Dividends — unaffiliated ............................................................................................... 39,028
Dividends — affiliated ................................................................................................. 134,041
Interest — unaffiliated ................................................................................................. 18,902,791
Variation margin on futures contracts ....................................................................................... 41,750
Variation margin on centrally cleared swaps .................................................................................. 10,319
Swap premiums paid ................................................................................................... 25,127
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 78,244
OTC swaps ........................................................................................................ 2,193,274
Unfunded floating rate loan interests ....................................................................................... 3,334
Prepaid e xpenses ..................................................................................................... 4,437
Total a ssets .........................................................................................................
1,193,594,931
LIABILITIES
Payables: –
Investments purchased ................................................................................................ 5,768,747
Swaps   .......................................................................................................... 157
Capital shares redeemed ............................................................................................... 254,102
Distribution fees ..................................................................................................... 142,215
Income dividend distributions ............................................................................................ 6,160,812
Interest expense .................................................................................................... 786
Investment advisory fees .............................................................................................. 431,113
Directors' and Officer's fees ............................................................................................. 903
Professional fees .................................................................................................... 49,837
Other accrued expenses ............................................................................................... 530,273
Swap premiums received ................................................................................................ 178,708
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 31,397
Unfunded floating rate loan interests ....................................................................................... 1,311
Total li abilities ........................................................................................................
13,550,361
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 1,180,044,570
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 1,212,655,700
Accumulated loss ..................................................................................................... (32,611,130)
NET ASSETS ........................................................................................................
$ 1,180,044,570
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 1,108,789,481
(b)
  Investments, at cost — affiliated ................................................................................... $ 34,653,672
(c)
  Foreign currency, at cost ....................................................................................... $ 244,925
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
December 31, 2025
29
Statement of Assets and Liabilities
See notes to financial statements.
BlackRock High
Yield V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 471,665,588
Shares outstanding ...................................................................................................
66,983,385
Net asset value .....................................................................................................
$ 7.04
Shares authorized ...................................................................................................
300 million
Par value ......................................................................................................... $ 0.10
Class III
Net assets .........................................................................................................
$ 708,378,982
Shares outstanding ...................................................................................................
100,647,291
Net asset value .....................................................................................................
$ 7.04
Shares authorized ...................................................................................................
200 million
Par value ......................................................................................................... $ 0.10

Statement of Operations

Year Ended December 31, 2025
2025
BlackRock Annual Financial Statements and Additional Information
30
See notes to financial statements.
BlackRock High
Yield V.I. Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 606,324
Dividends — affiliated ................................................................................................. 1,189,121
Interest — unaffiliated ................................................................................................. 75,180,979
Payment-in-kind interest — unaffiliated ..................................................................................... 1,131,545
Total investment income .................................................................................................
78,107,969
EXPENSES
Investment advisory .................................................................................................. 4,775,794
Transfer agent — class specific .......................................................................................... 1,715,141
Distribution — class specific ............................................................................................ 1,670,174
Accounting services .................................................................................................. 205,807
Professional ....................................................................................................... 105,257
Printing and postage ................................................................................................. 36,398
Custodian ......................................................................................................... 27,666
Directors and Officer ................................................................................................. 20,957
Registration ....................................................................................................... 12,285
Transfer agent ...................................................................................................... 377
Miscellaneous ...................................................................................................... 37,273
Total expenses excluding interest expense .....................................................................................
8,607,129
Interest expense .................................................................................................... 5,966
Total expenses .......................................................................................................
8,613,095
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (21,853)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (1,126,757)
Total expenses after fees waived and/or reimbursed ..............................................................................
7,464,485
Net investment income ..................................................................................................
70,643,484
REALIZED AND UNREALIZED GAIN (LOSS) $ 24,607,032
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 7,141,742
Forward foreign currency exchange contracts ............................................................................... (2,426,224)
Foreign currency transactions ......................................................................................... (208,832)
Futures contracts .................................................................................................. 316,474
Swaps ......................................................................................................... 539,673
A
5,362,833
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 17,190,011
Forward foreign currency exchange contracts ............................................................................... (386,601)
Foreign currency translations .......................................................................................... 20,386
Futures contracts .................................................................................................. 137,348
Swaps ......................................................................................................... 2,281,636
Unfunded floating rate loan interests ..................................................................................... 1,419
A
19,244,199
Net realized and unrealized gain ...........................................................................................
24,607,032
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 95,250,516

Statements of Changes in Net Assets
31
Statements of Changes in Net Assets
See notes to financial statements.
BlackRock High Yield V.I. Fund
Year Ended
12/31/25
Year Ended
12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 70,643,484  $ 62,782,364
Net realized gain (loss) .............................................................................. 5,362,833  (191,753)
Net change in unrealized appreciation (depreciation) .......................................................... 19,244,199  9,370,369
Net increase in net assets resulting from operations ............................................................. 95,250,516  71,960,980
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Class I ........................................................................................ (29,540,072) (22,211,568)
Class III ....................................................................................... (44,921,282) (40,962,776)
Decrease in net assets resulting from distributions to shareholders ................................................... (74,461,354) (63,174,344)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ................................................... 142,746,714  169,936,680
NET ASSETS
Total increase in net assets ............................................................................. 163,535,876  178,723,316
Beginning of year .................................................................................... 1,016,508,694  837,785,378
End of year ........................................................................................
$ 1,180,044,570  $ 1,016,508,694
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information
32
BlackRock High Yield V.I. Fund
Class I
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of year ..............................
$ 6.91  $ 6.84  $ 6.45  $ 7.59  $ 7.56
Net investment income
(a)
....................................
0 .46  0 .47  0 .43  0 .35  0 .33
Net realized and unrealized gain (loss) ...........................
0 .15  0 .08  0 .39  ( 1 .13 ) 0 .06
Net increase (decrease) from investment operations ................... 0.61  0.55  0.82  (0.78) 0.39
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .48 ) ( 0 .48 ) ( 0 .43 ) ( 0 .35 ) ( 0 .34 )
From net realized gain ...................................... —  —  —  ( 0 .01 ) ( 0 .02 )
Total distributions ........................................... (0.48) (0.48) (0.43) (0.36) (0.36)
Net asset value, end of year .................................. $ 7.04  $ 6.91  $ 6.84  $ 6.45  $ 7.59
Total Return
(c)
Based on net asset value ..................................... 9.19% 8.26% 13.21% (10.35)% 5.34%
Ratios to Average Net Assets
(d)
Total expen ses ............................................
0.64% 0.61% 0.67% 0.65% 0.67%
Total expenses after fees waived and/or reimbursed ...................
0.54% 0.54% 0.57% 0.56% 0.57%
Net investment income ......................................
6.61% 6.90% 6.49% 5.15% 4.38%
Supplemental Data
Net assets, end of year (000) ................................... $ 471,666  $ 376,431  $ 263,380  $ 175,009  $ 224,592
Portfolio turnover rate ........................................ 56% 60% 50% 46% 57%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
33
Financial Highlights
BlackRock High Yield V.I. Fund
Class III
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of year ..............................
$ 6.90  $ 6.84  $ 6.45  $ 7.59  $ 7.55
Net investment income
(a)
....................................
0 .44  0 .46  0 .41  0 .34  0 .31
Net realized and unrealized gain (loss) ...........................
0 .17  0 .06  0 .40  ( 1 .14 ) 0 .08
Net increase (decrease) from investment operations ................... 0.61  0.52  0.81  (0.80) 0.39
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .47 ) ( 0 .46 ) ( 0 .42 ) ( 0 .33 ) ( 0 .33 )
From net realized gain ...................................... —  —  —  ( 0 .01 ) ( 0 .02 )
Total distributions ........................................... (0.47) (0.46) (0.42) (0.34) (0.35)
Net asset value, end of year .................................. $ 7.04  $ 6.90  $ 6.84  $ 6.45  $ 7.59
Total Return
(c)
Based on net asset value ..................................... 9.09% 7.85% 12.94% (10.56)% 5.23%
Ratios to Average Net Assets
(d)
Total expen ses ............................................
0.88% 0.89% 0.91% 0.90% 0.91%
Total expenses after fees waived and/or reimbursed ...................
0.78% 0.78% 0.81% 0.80% 0.81%
Net investment income ......................................
6.38% 6.66% 6.23% 4.93% 4.13%
Supplemental Data
Net assets, end of year (000) ................................... $ 708,379  $ 640,077  $ 574,405  $ 492,285  $ 613,037
Portfolio turnover rate ........................................ 56% 60% 50% 46% 57%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Notes to Financial Statements
2025
BlackRock Annual Financial Statements and Additional Information
34
1. ORGANIZATION
BlackRock Variable Series Funds II, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 2 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock High Yield V.I.
Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Directors of the Company (the “Board”), the directors who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the
BlackRock Fixed Income Complex and reflected as Directors and Officer expense on the Statement(s) of Operations. The Directors and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Notes to Financial Statements
(continued)
35
Notes to Financial Statements
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
Recent Accounting Standard: The Fund adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Fund’s adoption of the new standard did not have a material impact on financial statement disclosures and did not affect the Fund’s financial position or results of operations.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies.
If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the
Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
36
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or

Notes to Financial Statements
(continued)
37
Notes to Financial Statements
entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate
(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
38
In connection with floating rate loan interests, the Fund may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statement of Assets and Liabilities and Statement of Operations. As of period end, the Fund had the following unfunded floating rate loan interests:
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the  Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and
Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
BlackRock High Yield
V.I. Fund
GrafTech Global Enterprises, Inc., Delayed Draw 1st Lien Term
Loan ......................................... $ 136,204 $ 136,204 $ 138,189 $ 1,985
BlackRock High Yield
V.I. Fund Jupiter Buyer, Inc., Delayed Draw 1st Lien Term Loan ........ 21,439 21,331 21,640 309
BlackRock High Yield
V.I. Fund Kaman Corp., Delayed Draw 1st Lien Term Loan ............ 74,279 74,186 74,529 343
BlackRock High Yield
V.I. Fund Pinnacle Buyer, LLC, Delayed Draw 1st Lien Term Loan B ..... 69,446 69,446 69,663 217
BlackRock High Yield
V.I. Fund Pye-Barker Fire & Safety LLC, Delayed Draw 1st Lien Term Loan 65,910 65,910 66,294 384
BlackRock High Yield
V.I. Fund Signia Aerospace LLC, Delayed Draw 1st Lien Term Loan ..... 19,189 19,141 19,237 96
BlackRock High Yield
V.I. Fund SWF Holdings I Corp., Delayed Draw 1st Lien Term Loan ...... 122,368 122,369 121,058 (1,311)
$ 2,023

Notes to Financial Statements
(continued)
39
Notes to Financial Statements
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
40
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee based on a percentage of the aggregate average daily net assets of the Fund and BlackRock Total Return V.I.
Fund, a series of the Company, at the following annual rates:
For the year ended December 31, 2025, the aggregate average daily net assets of the Fund and BlackRock Total Return V.I. Fund were approximately $2,007,140,449.
The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”) an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2025, the class specific distribution fees borne directly by Class III were $1,670,174.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations . For the year ended December 31, 2025 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors , or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended
December 31, 2025, the amount waived was $21,853.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2025, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
Average Daily Net Assets
Investment
Advisory Fees
First $250 million ....................................................................................................... 0.55%
$250 million- $500 million ................................................................................................. 0.50
$500 million- $750 million ................................................................................................. 0.45
Greater than $750 million ................................................................................................. 0.40
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 704,956 $ 1,010,185 $ 1,715,141
Class I ................................................................................................................
0.06%
Class III ...............................................................................................................
0.05

Notes to Financial Statements
(continued)
41
Notes to Financial Statements
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager — class specific in the Statement of Operations. For the year ended December 31, 2025, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2025, there were no fees waived and/
or reimbursed by the Manager pursuant to this agreement.
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund
could  participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the
Order, and to the extent permitted by the Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
7. PURCHASES AND SALES
For the year ended December 31, 2025, purchases and sales of investments, including paydowns/payups excluding short-term securities, were $708,457,187 and
$593,213,935, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund's NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to nondeductible expenses were reclassified to the following accounts:
The tax character of distributions paid was as follows:
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 450,612
Class III ...................................................................................................... 676,145
$ 1,126,757
Class I Class III
Expense Limitations .................................................................................. 1.25% 1.50%
Fund Name Paid-in Capital
Accumulated
Earnings (Loss)
BlackRock High Yield V.I. Fund ................................................................. $ (265) $ 265
Fund Name
Year Ended
12/31/25
Year Ended
12/31/24
BlackRock High Yield V.I. Fund
Ordinary income ...................................................................................... $ 74,461,354 $ 63,174,344

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
42
As of December 31, 2025, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and straddles, amortization and accretion methods of premiums and discounts on fixed income securities, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency exchange contracts, the accrual of income on securities in default, the timing and recognition of partnership income, the accounting for swap agreements and the classification of investments.
During the year ended December 31, 2025, the Fund utilized the following amount of its capital loss carryforward:
As of December 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum,
(b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple
SOFR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.
During the year ended December 31, 2025, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Fund Name
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
BlackRock High Yield V.I. Fund ............................................... $ 1,394,006 $ (56,171,439) $ 22,166,303 $ (32,611,130)
Fund Name Amount Utilized
BlackRock High Yield V.I. Fund ........................................................................................... $ 5,818,884
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock High Yield V.I. Fund ........................................ $ 1,143,329,695 $ 37,378,440 $ (12,360,733) $ 25,017,707

Notes to Financial Statements
(continued)
43
Notes to Financial Statements
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”)
or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
Year Ended
12/31/25
Year Ended
12/31/24
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock High Yield V.I. Fund
Class I
Shares sold .............................................
19,052,289 $ 132,200,429 20,863,895 $ 143,575,746
Shares issued in reinvestment of distributions ........................
4,174,170 29,078,493 3,132,365 21,530,864
Shares redeemed .........................................
(10,754,112) (74,662,158) (7,996,854) (54,999,873)
12,472,347 $ 86,616,764 15,999,406 $ 110,106,737
Class III
Shares sold .............................................
15,096,912 $ 104,866,660 15,580,252 $ 106,868,252
Shares issued in reinvestment of distributions ........................
6,422,054 44,688,198 5,890,596 40,425,104
Shares redeemed .........................................
(13,604,433) (93,424,908) (12,770,840) (87,463,413)
7,914,533 $ 56,129,950 8,700,008 $ 59,829,943
20,386,880 $ 142,746,714 24,699,414 $ 169,936,680

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
44
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm
45
Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock High Yield V.I. Fund and the Board of Directors of BlackRock Variable Series Funds II, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock High Yield V.I. Fund of BlackRock Variable Series Funds II, Inc. (the “Fund”), including the schedule of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December
31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2025, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 13, 2026
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in these Financial Statements
2025
BlackRock Annual Financial Statements and Additional Information
46
Currency Abbreviation
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviation
DAC Designated Activity Company
EURIBOR Euro Interbank Offered Rate
OTC Over-the-counter
PIK Payment-In-Kind
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate

December 31, 2025
Not FDIC Insured - May Lose Value - No Bank Guarantee
2025 Annual Financial
Statements and Additional
Information
BlackRock Variable Series Funds II, Inc.
BlackRock Total Return V.I. Fund

The Benefits and Risks of Leveraging
2025
BlackRock Annual Financial Statements and Additional Information
2
The Fund may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
The Fund may utilize leverage by entering into reverse repurchase agreements.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by the Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to the Fund’s shareholders, and the value of these portfolio holdings is reflected in the Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed the Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Fund had not used leverage.
Furthermore, the value of the Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence the Fund’s NAV positively or negatively in addition to the impact on the Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that the Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in the Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of the Fund’s shares than if the Fund were not leveraged. In addition, the Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit the Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. The Fund incurs expenses in connection with the use of leverage, all of which are borne by the Fund’s shareholders and may reduce income.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Schedule of Investments
December 31, 2025
BlackRock Total Return V.I. Fund
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
1988 CLO 2 Ltd., Series 2023-2A, Class A1R,
(3-mo. CME Term SOFR at 1.20% Floor +
1.20%), 5.10%, 04/15/38
(a) (b)
........... USD 250 $ 249,974
A10 Issuer LLC, Series 2025-FL6, Class A,
(1-mo. CME Term SOFR at 1.47% Floor +
1.47%), 5.51%, 05/15/42
(a) (b)
........... 205 204,616
ACE Securities Corp. Home Equity Loan Trust
(a)
Series 2003-OP1, Class A2, (1-mo. CME Term
SOFR at 0.72% Floor + 0.83%), 4.57%,
12/25/33 ...................... 99 96,501
Series 2007-HE4, Class A2A, (1-mo. CME
Term SOFR at 0.26% Floor + 0.37%),
4.11%, 05/25/37 ................. 81 11,940
ACRES LLC, Series 2025-FL3, Class A, (1-mo.
CME Term SOFR at 1.62% Floor + 1.62%),
5.35%, 08/18/40
(a) (b)
................. 1,036 1,037,371
Affirm Asset Securitization Trust
(b)
Series 2025-X2, Class A, 4.45%, 10/15/30 .. 390 390,555
Series 2025-X2, Class B, 4.56%, 10/15/30 .. 100 100,165
Affirm Master Trust
(b)
Series 2025-1A, Class A, 4.99%, 02/15/33 .. 654 660,507
Series 2025-1A, Class B, 5.13%, 02/15/33 .. 100 100,760
AGL CLO 42 Ltd., Series 2025-42A, Class A1,
(3-mo. CME Term SOFR at 1.30% Floor +
1.30%), 5.57%, 07/22/38
(a) (b)
........... 250 250,784
AGL CLO 43 Ltd., Series 2025-43A, Class A1,
(3-mo. CME Term SOFR at 1.26% Floor +
1.26%), 5.24%, 09/10/38
(a) (b)
........... 250 250,638
AGL CLO 44 Ltd., Series 2025-44A, Class C,
(3-mo. CME Term SOFR at 1.80% Floor +
1.80%), 5.75%, 10/22/37
(a) (b)
........... 250 250,687
AIMCO CLO 14 Ltd., Series 2021-14A, Class
A1R, (3-mo. CME Term SOFR at 1.22% Floor
+ 1.22%), 5.14%, 10/20/38
(a) (b)
.......... 250 250,189
AIMCO CLO 18 Ltd., Series 2022-18A, Class
A1LR, (3-mo. CME Term SOFR at 1.36%
Floor + 1.36%), 5.24%, 07/20/37
(a) (b)
...... 250 250,880
AMMC CLO 27 Ltd., Series 2022-27A, Class
A1R, (3-mo. CME Term SOFR at 1.08% Floor
+ 1.08%), 4.96%, 01/20/37
(a) (b)
.......... 410 409,422
Anchorage Capital CLO 15 Ltd., Series 2020-
15A, Class A1R2, (3-mo. CME Term SOFR at
1.41% Floor + 1.41%), 5.62%, 07/20/38
(a) (b)
. 300 301,186
Anchorage Capital CLO 34 Ltd., Series 2025-
34A, Class A1, (3-mo. CME Term SOFR at
1.27% Floor + 1.27%), 4.94%, 01/15/39
(a) (b)
. 250 249,808
Apidos CLO LV, Series 2025-55A, Class A1,
(3-mo. CME Term SOFR at 1.21% Floor +
1.21%), 4.93%, 01/20/39
(a) (b) (c)
.......... 250 250,000
Apidos CLO XLVI Ltd., Series 2023-46A, Class
A1R, (3-mo. CME Term SOFR at 1.20% Floor
+ 1.20%), 5.11%, 10/24/38
(a) (b)
.......... 250 250,133
Apidos CLO XXXIX Ltd., Series 2022-39A, Class
A1R, (3-mo. CME Term SOFR at 1.23% Floor
+ 1.23%), 5.40%, 10/21/38
(a) (b)
.......... 250 250,481
Arbor Realty Commercial Real Estate Notes
LLC, Series 2025-FL1, Class A, (1-mo. CME
Term SOFR at 1.35% Floor + 1.35%), 5.09%,
01/20/43
(a) (b)
...................... 640 638,707
Ares Direct Lending CLO LLC, Series 2025-2A,
Class A1, (3-mo. CME Term SOFR at 1.45%
Floor + 1.45%), 5.20%, 10/16/37
(a) (b)
...... 250 250,204
Ares LII CLO Ltd., Series 2019-52A, Class BRR,
(3-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.21%, 04/22/31
(a) (b)
........... 250 250,184
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Ares LX CLO Ltd., Series 2021-60A, Class AR,
(3-mo. CME Term SOFR at 1.18% Floor +
1.18%), 5.06%, 07/18/34
(a) (b)
........... USD 660 $ 660,516
Ares XLIV CLO Ltd., Series 2017-44A, Class
CRR, (3-mo. CME Term SOFR at 2.75% Floor
+ 2.75%), 6.65%, 04/15/34
(a) (b)
.......... 250 250,751
Argent Mortgage Loan Trust, Series 2005-W1,
Class A2, (1-mo. CME Term SOFR at 0.48%
Floor + 0.59%), 4.33%, 05/25/35
(a)
....... 27 22,762
Atlas Senior Loan Fund XXII Ltd., Series 2023-
22A, Class A1, (3-mo. CME Term SOFR at
1.98% Floor + 1.98%), 5.86%, 01/20/36
(a) (b)
. 550 550,654
Ballyrock CLO 32 Ltd.
(a)(b)
  (3-mo. CME Term SOFR + 1.21%), 4.88%,
01/25/39 ...................... 250 249,656
Series 2025-32A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 5.47%,
01/25/39 ...................... 250 250,695
BankAmerica Manufactured Housing Contract
Trust, Series 1998-2, Class B1, 7.18%,
12/10/25
(a)
....................... 300 22,140
Barrow Hanley CLO II Ltd., Series 2023-2A,
Class A1R, (3-mo. CME Term SOFR at 1.31%
Floor + 1.31%), 5.19%, 03/31/38
(a) (b)
...... 250 250,625
Bayview Financial Revolving Asset Trust
(a)(b)
Series 2004-B, Class A1, (1-mo. CME Term
SOFR at 1.00% Floor + 1.11%), 4.84%,
05/28/39 ...................... 48 39,840
Series 2005-A, Class A1, (1-mo. CME Term
SOFR at 1.00% Floor + 1.11%), 4.84%,
02/28/40 ...................... 62 56,077
Series 2005-E, Class A1, (1-mo. CME Term
SOFR at 1.00% Floor + 1.11%), 4.84%,
12/28/40 ...................... 11 11,337
BBAM US CLO I Ltd., Series 2022-1A, Class AR,
(3-mo. CME Term SOFR at 1.20% Floor +
1.20%), 5.10%, 03/30/38
(a) (b)
........... 250 249,973
BBAM US CLO V Ltd., Series 2025-5A, Class
A1, (3-mo. CME Term SOFR at 1.36% Floor +
1.36%), 5.36%, 07/25/38
(a) (b)
........... 250 250,891
BBAM US CLO VI Ltd., Series 2025-6A, Class
A1, (3-mo. CME Term SOFR at 1.25% Floor +
1.25%), 5.06%, 01/27/39
(a) (b)
........... 250 250,461
BCMSC Trust
(a)
Series 2000-A, Class A2, 7.58%, 06/15/30 .. 40 2,356
Series 2000-A, Class A3, 7.83%, 06/15/30 .. 37 2,259
Series 2000-A, Class A4, 8.29%, 06/15/30 .. 27 1,731
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2007-HE2, Class 23A, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.13%, 03/25/37 ................. 10 9,238
Series 2007-HE3, Class 1A4, (1-mo. CME
Term SOFR at 0.70% Floor + 0.81%),
4.55%, 04/25/37 ................. 223 216,988
Benefit Street Partners CLO 42 Ltd., Series
2025-42A, Class A, (3-mo. CME Term SOFR
at 1.30% Floor + 1.30%), 5.37%, 10/25/38
(a) (b)
250 250,632
Benefit Street Partners CLO 44 Ltd., Series
2025-44A, Class A1, (3-mo. CME Term SOFR
at 1.22% Floor + 1.22%), 4.94%, 01/15/39
(a) (b)
250 250,345
Benefit Street Partners CLO X Ltd., Series 2016-
10A, Class A1R3, (3-mo. CME Term SOFR at
1.30% Floor + 1.30%), 5.18%, 07/20/38
(a) (b)
. 708 710,056

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Total Return V.I. Fund
4
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Benefit Street Partners CLO XII-B Ltd., Series
2017-12BRA, Class A, (3-mo. CME Term
SOFR at 1.37% Floor + 1.37%), 5.27%,
10/15/37
(a) (b)
...................... USD 250 $ 250,883
Benefit Street Partners CLO XVIII Ltd., Series
2019-18A, Class AR2, (3-mo. CME Term
SOFR at 1.24% Floor + 1.24%), 5.14%,
10/15/38
(a) (b)
...................... 250 250,399
Benefit Street Partners CLO XX Ltd., Series
2020-20A, Class ARR, (3-mo. CME Term
SOFR at 1.29% Floor + 1.29%), 5.19%,
07/15/37
(a) (b)
...................... 250 250,601
Benefit Street Partners CLO XXXVII Ltd., Series
2024-37A, Class A, (3-mo. CME Term SOFR
at 1.35% Floor + 1.35%), 5.21%, 01/25/38
(a) (b)
1,000 1,003,317
Birch Grove CLO 13 Ltd., Series 2025-13A,
Class A1, (3-mo. CME Term SOFR at 1.31%
Floor + 1.31%), 5.47%, 10/23/38
(a) (b)
...... 250 250,573
Birch Grove CLO 7 Ltd., Series 2023-7A, Class
A1R, (3-mo. CME Term SOFR at 1.26% Floor
+ 1.26%), 5.14%, 10/20/38
(a) (b)
.......... 410 410,717
BlueMountain CLO Ltd., Series 2015-3A, Class
A1R, (3-mo. CME Term SOFR at 0.00% Floor
+ 1.26%), 5.15%, 04/20/31
(a) (b)
.......... 59 59,309
BlueMountain Fuji US CLO II Ltd.
(a)(b)
Series 2017-2A, Class A1AR, (3-mo. CME
Term SOFR at 0.00% Floor + 1.26%),
5.15%, 10/20/30 ................. 23 22,674
Series 2017-2A, Class A2, (3-mo. CME Term
SOFR at 0.00% Floor + 1.86%), 5.75%,
10/20/30 ...................... 250 250,081
BRAVO Residential Funding Trust, Series 2024-
CES2, Class A1A, 5.55%, 09/25/54
(b) (d)
.... 118 118,191
Bridge Street CLO VI Ltd., Series 2025-2A, Class
A1, (3-mo. CME Term SOFR at 1.28% Floor +
1.28%), 5.13%, 01/15/39
(a) (b)
........... 250 250,631
Bryant Park CLO Ltd., Series 2025-27A, Class
A1, (3-mo. CME Term SOFR at 1.33% Floor +
1.33%), 5.53%, 07/20/38
(a) (b)
........... 260 260,841
BXMT Ltd., Series 2025-FL5, Class A, (1-mo.
CME Term SOFR at 1.64% Floor + 1.64%),
5.37%, 10/18/42
(a) (b)
................. 314 312,358
Canyon Capital CLO Ltd., Series 2019-2A, Class
AR2, (3-mo. CME Term SOFR at 1.01% Floor
+ 1.01%), 4.91%, 10/15/34
(a) (b)
.......... 250 249,631
Canyon CLO Ltd., Series 2020-3A, Class A1R,
(3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.30%, 10/15/37
(a) (b)
........... 330 331,258
Capital Four US CLO II Ltd., Series 2022-1A,
Class AR, (3-mo. CME Term SOFR at 1.90%
Floor + 1.90%), 5.78%, 01/20/37
(a) (b)
...... 250 250,467
Cardiff Auto Receivables Securitisation plc
(a)(e)
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
5.63%, 08/20/31 ................. GBP 100 135,375
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.60%),
6.33%, 08/20/31 ................. 100 135,711
Carlyle US CLO Ltd.
(a)(b)
Series 2021-8A, Class BR, (3-mo. CME Term
SOFR at 1.65% Floor + 1.65%), 5.63%,
10/15/38 ...................... USD 500 502,010
Series 2025-6A, Class A1, (3-mo. CME Term
SOFR at 1.22% Floor + 1.22%), 4.88%,
01/20/39 ...................... 250 249,993
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Carrington Mortgage Loan Trust, Series 2006-
NC4, Class A3, (1-mo. CME Term SOFR
at 0.16% Floor and 12.50% Cap + 0.27%),
4.01%, 10/25/36
(a)
.................. USD 13 $ 13,201
CarVal CLO IV Ltd., Series 2021-1A, Class A1R,
(3-mo. CME Term SOFR at 1.30% Floor +
1.30%), 5.18%, 03/31/38
(a) (b)
........... 250 250,644
C-BASS Trust, Series 2006-CB7, Class A4,
(1-mo. CME Term SOFR at 0.32% Floor +
0.43%), 4.17%, 10/25/36
(a)
............ 30 21,397
CIFC Funding Ltd.
(a)(b)
Series 2014-1A, Class BR2, (3-mo. CME Term
SOFR at 0.00% Floor + 1.66%), 5.55%,
01/18/31 ...................... 250 250,264
Series 2018-1A, Class BR, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.58%,
01/18/38 ...................... 860 863,605
Series 2019-7A, Class A1R, (3-mo. CME Term
SOFR at 1.28% Floor + 1.28%), 5.37%,
10/19/38 ...................... 500 501,400
Series 2023-1A, Class A1R, (3-mo. CME Term
SOFR at 1.24% Floor + 1.24%), 5.14%,
10/15/38 ...................... 250 250,506
Series 2025-4A, Class A1, (3-mo. CME Term
SOFR at 1.29% Floor + 1.29%), 5.40%,
10/24/38 ...................... 250 250,701
Series 2025-4A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.81%,
10/24/38 ...................... 250 250,802
Series 2025-4A, Class C, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 5.96%,
10/24/38 ...................... 250 250,818
Citigroup Mortgage Loan Trust
(a)
Series 2007-AHL2, Class A3B, (1-mo. CME
Term SOFR at 0.20% Floor + 0.31%),
4.05%, 05/25/37 ................. 141 96,495
Series 2007-AHL2, Class A3C, (1-mo. CME
Term SOFR at 0.27% Floor + 0.38%),
4.12%, 05/25/37 ................. 64 43,824
Compass Datacenters Issuer III LLC, Series
2025-3A, Class A2, 5.29%, 07/25/50
(b)
..... 189 190,136
Concord Music Royalties LLC, Series 2024-1A,
Class A, 5.64%, 10/20/74
(b)
............ 100 100,896
Conseco Finance Corp.
(a)
Series 1997-3, Class M1, 7.53%, 03/15/28 .. 8 7,930
Series 1997-6, Class M1, 7.21%, 01/15/29 .. 5 4,598
Series 1999-5, Class A5, 7.86%, 03/01/30 .. 23 5,954
Series 1999-5, Class A6, 7.50%, 03/01/30 .. 24 6,032
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%, 09/01/29
(a)
. 56 6,731
Series 2000-4, Class A6, 8.31%, 05/01/32
(a)
. 151 18,902
Series 2000-5, Class A7, 8.20%, 05/01/31 .. 134 24,641
Consolidated Communications LLC, Series 2025-
4A, Class B, 5.77%, 12/20/55
(b)
......... 970 975,605
CQS US CLO Ltd., Series 2023-3A, Class B,
(3-mo. CME Term SOFR at 2.65% Floor +
2.65%), 6.51%, 01/25/37
(a) (b)
........... 250 250,482
Credit-Based Asset Servicing & Securitization
LLC
Series 2006-CB2, Class AF4, 2.92%,
12/25/36
(d)
..................... 9 7,637
Series 2006-MH1, Class B1, 6.75%,
10/25/36
(b) (d)
.................... 31 30,868
Series 2006-SL1, Class A2, 6.06%,
09/25/36
(b) (d)
.................... 73 2,171

Schedule of Investments
(continued)
December 31, 2025
BlackRock Total Return V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2007-CB6, Class A4, (1-mo. CME Term
SOFR at 0.34% Floor + 0.45%), 4.19%,
07/25/37
(a) (b)
.................... USD 30 $ 20,082
Creeksource Dunes Creek CLO Ltd., Series
2024-1A, Class A1, (3-mo. CME Term SOFR
at 1.41% Floor + 1.41%), 5.31%, 01/15/38
(a) (b)
250 250,942
Cross Mortgage Trust, Series 2025-CES1, Class
A1A, 5.30%, 11/25/60
(b) (d)
............. 96 96,770
CWABS Asset-Backed Certificates Trust, Series
2005-16, Class 1AF, 4.53%, 04/25/36
(a)
.... 61 54,497
CWABS Revolving Home Equity Loan Trust,
Series 2004-U, Class 2A, (1-mo. CME Term
SOFR at 0.27% Floor and 16.00% Cap +
0.38%), 4.13%, 03/15/34
(a)
............ 4 3,754
CWABS, Inc. Asset-Backed Certificates Trust
(a)
Series 2004-5, Class A, (1-mo. CME Term
SOFR at 0.90% Floor + 1.01%), 4.75%,
10/25/34 ...................... 51 50,060
Series 2006-14, Class M1, (1-mo. CME Term
SOFR at 0.44% Floor + 0.55%), 4.28%,
02/25/37 ...................... 243 257,297
CWHEQ Home Equity Loan Trust, Series 2006-
S5, Class A5, 6.16%, 06/25/35 .......... 1 1,425
CWHEQ Revolving Home Equity Loan Trust
(a)
Series 2005-B, Class 2A, (1-mo. CME Term
SOFR at 0.18% Floor and 16.00% Cap +
0.29%), 4.04%, 05/15/35 ........... —
(f)
410
Series 2006-C, Class 2A, (1-mo. CME Term
SOFR at 0.18% Floor and 16.00% Cap +
0.29%), 4.04%, 05/15/36 ........... 8 7,955
Series 2006-H, Class 1A, (1-mo. CME Term
SOFR at 0.15% Floor and 16.00% Cap +
0.26%), 4.01%, 11/15/36 ............ 5 4,960
DB Master Finance LLC, Series 2025-1A, Class
A2I, 4.89%, 08/20/55
(b)
............... 388 388,794
Deephaven Residential Mortgage Trust, Series
2025-CES1, Class A1A, 5.22%, 10/25/55
(b) (d)
119 119,089
Dewolf Park CLO Ltd., Series 2017-1A, Class
AR, (3-mo. CME Term SOFR at 0.90% Floor +
1.18%), 5.09%, 10/15/30
(a) (b)
........... 46 46,078
Diameter Capital CLO 10 Ltd., Series 2025-10A,
Class A, (3-mo. CME Term SOFR at 1.31%
Floor + 1.31%), 5.19%, 04/20/38
(a) (b)
...... 1,300 1,304,009
Diameter Capital CLO 12 Ltd., Series 2025-12A,
Class A, (3-mo. CME Term SOFR at 1.24%
Floor + 1.24%), 5.16%, 10/20/38
(a) (b)
...... 500 500,883
Diameter Capital CLO 13 Ltd., Series 2025-13A,
Class A1, (3-mo. CME Term SOFR at 1.23%
Floor + 1.23%), 4.96%, 01/20/39
(a) (b)
...... 280 280,000
Diameter Capital CLO 5 Ltd., Series 2023-5A,
Class A1R, (3-mo. CME Term SOFR at 1.24%
Floor + 1.24%), 5.11%, 01/15/39
(a) (b)
...... 250 250,461
Dowson plc
(a)(e)
Series 2024-1, Class E, (Sterling Overnight
Index Average at 0.00% Floor + 3.95%),
7.68%, 08/20/31 ................. GBP 246 330,090
Series 2024-1, Class F, (Sterling Overnight
Index Average at 0.00% Floor + 6.95%),
10.68%, 08/20/31 ................ 360 478,506
Dryden 40 Senior Loan Fund, Series 2015-40A,
Class AR2, (3-mo. CME Term SOFR at 1.15%
Floor + 1.15%), 5.00%, 08/15/31
(a) (b)
...... USD 447 447,433
Eaton Vance CLO Ltd., Series 2013-1A, Class
AR4, (3-mo. CME Term SOFR at 1.34% Floor
+ 1.34%), 5.24%, 10/15/38
(a) (b)
.......... 380 381,262
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Elmwood CLO 36 Ltd., Series 2024-12RA, Class
AR, (3-mo. CME Term SOFR at 1.34% Floor +
1.34%), 5.22%, 10/20/37
(a) (b)
........... USD 500 $ 502,080
Elmwood CLO 38 Ltd., Series 2025-1A, Class
A, (3-mo. CME Term SOFR at 1.15% Floor +
1.15%), 5.01%, 04/22/38
(a) (b)
........... 250 249,729
FIGRE Trust
(a)(b)
Series 2024-SL1, Class A1, 5.75%, 07/25/53 169 171,482
Series 2025-HE1, Class A, 5.83%, 01/25/55 . 1,449 1,472,362
Series 2025-HE7, Class A, 5.15%, 11/25/55 . 157 157,074
First Franklin Mortgage Loan Trust
(a)
Series 2004-FFH3, Class M3, (1-mo. CME
Term SOFR at 1.05% Floor + 1.16%),
4.90%, 10/25/34 ................. 33 30,159
Series 2006-FF16, Class 2A3, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.13%, 12/25/36 ................. 484 195,128
Series 2006-FF17, Class A5, (1-mo. CME
Term SOFR at 0.15% Floor + 0.26%),
4.00%, 12/25/36 ................. 246 215,526
Series 2006-FFH1, Class M2, (1-mo. CME
Term SOFR at 0.60% Floor + 0.71%),
4.45%, 01/25/36 ................. 99 90,573
FNA 8 LLC, Series 2025-1, Class A, 5.62%,
03/15/45
(a) (b)
...................... 346 348,328
Fortuna Consumer Loan ABS DAC, Series 2024-
2, Class E, (1-mo. EURIBOR at 0.00% Floor +
4.10%), 6.04%, 10/18/34
(a) (e)
........... EUR 88 105,604
Foundation Finance Trust, Series 2025-1A, Class
A, 4.95%, 04/15/50
(b)
................ USD 194 196,788
Fremont Home Loan Trust, Series 2006-3, Class
1A1, (1-mo. CME Term SOFR at 0.28% Floor
+ 0.39%), 4.13%, 02/25/37
(a)
........... 57 42,869
FS Rialto Issuer LLC, Series 2024-FL9, Class
A, (1-mo. CME Term SOFR at 1.63% Floor +
1.63%), 5.36%, 10/19/39
(a) (b)
........... 209 208,701
FTA Consumo Santander
(a)(e)
Series 7, Class B, (3-mo. EURIBOR at 0.00%
Floor + 1.30%), 3.30%, 07/20/38 ...... EUR 71 84,128
Series 7, Class C, (3-mo. EURIBOR at 0.00%
Floor + 1.65%), 3.65%, 07/20/38 ...... 71 84,064
Galaxy XXII CLO Ltd., Series 2016-22A, Class
ARRR, (3-mo. CME Term SOFR at 1.24%
Floor + 1.24%), 5.13%, 04/16/34
(a) (b)
...... USD 820 820,190
Golden Bar Securitisation SRL, Series 2024-1,
Class B, (3-mo. EURIBOR at 0.00% Floor +
1.50%), 3.53%, 09/22/43
(a) (e)
........... EUR 61 72,123
GoldenTree Loan Management US CLO 16 Ltd.,
Series 2022-16A, Class ARR, (3-mo. CME
Term SOFR at 1.12% Floor + 1.12%), 5.00%,
01/20/38
(a) (b)
...................... USD 250 249,776
GoldenTree Loan Management US CLO 23
Ltd.
(a)(b)
Series 2024-23A, Class A, (3-mo. CME Term
SOFR at 1.27% Floor + 1.27%), 5.15%,
01/20/39 ...................... 820 821,756
Series 2024-23A, Class B, (3-mo. CME Term
SOFR at 1.60% Floor + 1.60%), 5.48%,
01/20/39 ...................... 1,310 1,314,067
GoldenTree Loan Management US CLO 25
Ltd., Series 2025-25A, Class A, (3-mo. CME
Term SOFR at 1.32% Floor + 1.32%), 5.20%,
04/20/37
(a) (b)
...................... 250 250,847

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Total Return V.I. Fund
6
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Golub Capital Partners 48 LP, Series 2020-48A,
Class A1R, (3-mo. CME Term SOFR at 1.31%
Floor + 1.31%), 5.19%, 04/17/38
(a) (b)
...... USD 250 $ 250,824
Golub Capital Partners CLO 17 Ltd., Series
2013-17A, Class A1RR, (3-mo. CME Term
SOFR at 1.47% Floor + 1.47%), 5.33%,
02/09/39
(a) (b)
...................... 750 750,649
Golub Capital Partners CLO 44M Ltd., Series
2019-44A, Class A1R, (3-mo. CME Term
SOFR at 1.57% Floor + 1.57%), 5.44%,
10/21/38
(a) (b)
...................... 730 730,028
Golub Capital Private Credit Fund CLO 2, Series
2025-1A, Class A1, (3-mo. CME Term SOFR
at 1.47% Floor + 1.47%), 5.35%, 10/18/39
(a) (b)
500 500,053
GoodLeap Home Improvement Solutions Trust
(b)
Series 2024-1A, Class A, 5.35%, 10/20/46 .. 239 242,475
Series 2025-1A, Class A, 5.38%, 02/20/49 .. 488 494,596
Series 2025-1A, Class B, 6.27%, 02/20/49 .. 92 93,252
Series 2025-3A, Class A, 5.00%, 10/20/49 .. 736 737,713
Great Lakes CLO IX Ltd., Series 2025-9A, Class
A1, (3-mo. CME Term SOFR at 1.55% Floor +
1.55%), 5.37%, 01/15/39
(a) (b)
........... 250 250,246
GreenSky Home Improvement Issuer Trust
(b)
Series 2024-2, Class A4, 5.15%, 10/27/59 .. 52 52,487
Series 2024-2, Class B, 5.26%, 10/27/59 ... 97 97,893
Series 2025-2A, Class C, 5.26%, 06/25/60 .. 130 131,109
Series 2025-3A, Class A3, 4.52%, 12/27/60 . 278 278,646
GSAA Home Equity Trust, Series 2007-2, Class
AF3, 5.92%, 03/25/37
(a)
.............. 24 4,141
GSAMP Trust
(a)
Series 2006-HE4, Class M1, (1-mo. CME
Term SOFR at 0.45% Floor + 0.56%),
4.30%, 06/25/36 ................. 200 175,481
Series 2007-H1, Class A1B, (1-mo. CME Term
SOFR at 0.40% Floor + 0.51%), 4.25%,
01/25/47 ...................... 18 8,772
Series 2007-HS1, Class M6, (1-mo. CME
Term SOFR at 3.38% Floor + 3.49%),
7.22%, 02/25/37 ................. 40 39,423
GT Loan Financing I Ltd., Series 2013-1A, Class
AR2, (3-mo. CME Term SOFR at 1.22% Floor
+ 1.22%), 5.08%, 04/28/39
(a) (b)
.......... 760 760,567
Hill FL BV, Series 2025-1FL, Class E, (1-mo.
EURIBOR at 0.00% Floor + 2.64%), 4.58%,
10/18/32
(a) (e)
...................... EUR 138 162,237
Home Equity Asset Trust, Series 2007-1, Class
2A3, (1-mo. CME Term SOFR at 0.30% Floor
+ 0.41%), 4.15%, 05/25/37
(a)
........... USD 59 50,303
Home Equity Mortgage Loan Asset-Backed
Trust, Series 2004-A, Class M2, (1-mo. CME
Term SOFR at 2.03% Floor + 2.14%), 3.51%,
07/25/34
(a)
....................... 9 8,782
Home Equity Mortgage Trust, Series 2006-2,
Class 1A1, 5.87%, 07/25/36
(d)
.......... 48 4,067
Household Capital RMBS, Series 2025-1, Class
A, (3-mo. ASX Australia Bank Bill Short Term
Rates Mid at 0.00% Floor + 1.90%), 5.39%,
07/21/87
(a) (e)
...................... AUD 168 111,662
Huntington Bank Auto Credit-Linked Notes
(a)(b)
Series 2024-2, Class B2, (SOFR 30 day
Average at 0.00% Floor + 1.35%), 5.27%,
10/20/32 ...................... USD 238 238,611
Series 2025-2, Class B2, (SOFR 30 day
Average at 0.00% Floor + 1.20%), 5.12%,
09/20/33 ...................... 370 370,788
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
INCREF LLC, Series 2025-FL1, Class A, (1-mo.
CME Term SOFR at 1.73% Floor + 1.73%),
5.46%, 10/19/42
(a) (b)
................. USD 100 $ 100,195
Invesco US CLO Ltd., Series 2023-3A, Class AR,
(3-mo. CME Term SOFR at 1.31% Floor +
1.31%), 5.21%, 07/15/38
(a) (b)
........... 250 250,804
Irwin Home Equity Loan Trust, Series 2006-3,
Class 2A3, 6.53%, 09/25/37
(b) (d)
......... 1 1,219
J.P. Morgan Mortgage Acquisition Trust, Series
2006-CW1, Class M1, (1-mo. CME Term
SOFR at 0.41% Floor + 0.52%), 4.25%,
05/25/36
(a)
....................... 32 32,672
Kennedy Lewis CLO 13 Ltd., Series 2023-13A,
Class A1, (3-mo. CME Term SOFR at 1.80%
Floor + 1.80%), 5.67%, 01/20/37
(a) (b)
...... 250 250,100
Kennedy Lewis CLO 19 Ltd., Series 2025-19A,
Class A, (3-mo. CME Term SOFR at 1.25%
Floor + 1.25%), 5.11%, 04/22/36
(a) (b)
...... 250 250,281
KKR CLO 18 Ltd., Series 18, Class A1R2, (3-mo.
CME Term SOFR at 1.05% Floor + 1.05%),
5.19%, 10/18/35
(a) (b)
................. 250 248,808
KKR CLO 28 Ltd., Series 28A, Class AR2, (3-mo.
CME Term SOFR at 1.12% Floor + 1.12%),
4.99%, 02/09/35
(a) (b)
................. 250 249,961
KKR CLO 34 Ltd., Series 34A, Class AR, (3-mo.
CME Term SOFR at 1.10% Floor + 1.10%),
5.00%, 07/15/34
(a) (b)
................. 250 249,812
LCM 29 Ltd., Series 29A, Class AR, (3-mo. CME
Term SOFR at 1.07% Floor + 1.33%), 5.24%,
04/15/31
(a) (b)
...................... 79 78,851
LCM 31 Ltd., Series 31A, Class AR, (3-mo. CME
Term SOFR at 1.28% Floor + 1.28%), 5.16%,
07/20/34
(a) (b)
...................... 250 250,183
LCM 34 Ltd., Series 34A, Class A1R, (3-mo.
CME Term SOFR at 1.18% Floor + 1.18%),
5.06%, 10/20/34
(a) (b)
................. 250 250,030
Lehman ABS Manufactured Housing Contract
Trust, Series 2001-B, Class M1, 6.63%,
04/15/40
(a)
....................... 7 7,480
Lehman XS Trust, Series 2007-20N, Class A1,
(1-mo. CME Term SOFR at 0.00% Floor +
2.41%), 6.15%, 12/25/37
(a)
............ 10 10,367
Lendmark Funding Trust
(b)
Series 2025-3A, Class A, 4.51%, 05/21/35 .. 449 448,865
Series 2025-3A, Class B, 4.83%, 05/21/35 .. 100 99,801
LMRE 2025 SFR1 Trust, Series 2025-SFR1,
Class A, 4.50%, 12/17/42
(b)
............ 166 161,981
LoanCore Issuer LLC, Series 2025-CRE9, Class
A, (1-mo. CME Term SOFR at 1.45% Floor +
1.45%), 5.18%, 08/18/42
(a) (b)
........... 515 514,368
London Cards No. 3 plc, Series 3X, Class C,
(Sterling Overnight Index Average at 0.00%
Floor + 2.00%), 5.73%, 12/15/35
(a) (e)
...... GBP 100 134,834
Lyra Music Assets Delaware LP, Series 2025-1A,
Class A2, 5.60%, 09/20/65
(b)
........... USD 188 189,567
Madison Park Funding LVII Ltd., Series 2022-
57A, Class A1R, (3-mo. CME Term SOFR at
1.28% Floor + 1.28%), 5.14%, 07/27/34
(a) (b)
. 250 250,001
Madison Park Funding LXXI Ltd., Series 2025-
71A, Class A1, (3-mo. CME Term SOFR at
1.14% Floor + 1.14%), 5.00%, 04/23/38
(a) (b)
. 250 249,668
Madison Park Funding LXXIII Ltd., Series 2025-
73A, Class B, (3-mo. CME Term SOFR at
1.70% Floor + 1.70%), 5.66%, 10/17/38
(a) (b)
. 250 250,747

Schedule of Investments
(continued)
December 31, 2025
BlackRock Total Return V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Madison Park Funding XL-R Ltd., Series 2025-
40RA, Class A, (3-mo. CME Term SOFR at
1.29% Floor + 1.29%), 5.25%, 10/16/38
(a) (b)
. USD 250 $ 250,650
Madison Park Funding XXX Ltd., Series 2018-
30A, Class A1R, (3-mo. CME Term SOFR at
1.36% Floor + 1.36%), 5.25%, 07/16/37
(a) (b)
. 260 260,871
Mariner Finance Issuance Trust
(b)
Series 2024-BA, Class A, 4.91%, 11/20/38 .. 338 342,718
Series 2024-BA, Class D, 6.36%, 11/20/38 .. 100 102,397
Series 2025-AA, Class A, 4.98%, 05/20/38 .. 176 178,235
Series 2025-BA, Class A, 4.59%, 11/22/38 .. 379 380,214
MASTR Specialized Loan Trust, Series 2006-3,
Class A, (1-mo. CME Term SOFR at 0.52%
Floor + 0.63%), 4.37%, 06/25/46
(a) (b)
...... 5 4,883
Merrill Lynch Mortgage Investors Trust
(a)
Series 2006-OPT1, Class M1, (1-mo. CME
Term SOFR at 0.39% Floor + 0.50%),
4.24%, 08/25/37 ................. 35 34,878
Series 2006-RM3, Class A2B, (1-mo. CME
Term SOFR at 0.18% Floor + 0.29%),
4.03%, 06/25/37 ................. 23 4,791
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2025-FL19, Class A, (1-mo. CME
Term SOFR at 1.49% Floor + 1.49%), 5.22%,
05/18/42
(a) (b)
...................... 169 169,477
Mila BV, Series 2025-1, Class E, (1-mo.
EURIBOR at 0.00% Floor + 2.72%), 4.63%,
10/12/42
(a) (e)
...................... EUR 100 117,142
Milford Park CLO Ltd., Series 2022-1A, Class
AR, (3-mo. CME Term SOFR at 1.16% Floor +
1.16%), 5.04%, 01/20/38
(a) (b)
........... USD 250 249,870
Morgan Stanley ABS Capital I, Inc. Trust
(a)
Series 2005-HE1, Class A2MZ, (1-mo. CME
Term SOFR at 0.60% Floor + 0.71%),
4.45%, 12/25/34 ................. 155 148,930
Series 2005-HE5, Class M4, (1-mo. CME
Term SOFR at 0.87% Floor + 0.98%),
4.72%, 09/25/35 ................. 97 81,438
Navient Refinance Loan Trust
(b)
Series 2025-B, Class A, 4.72%, 09/15/55 ... 352 352,357
Series 2025-C, Class A, 4.80%, 10/15/55 ... 248 248,696
Nelnet Student Loan Trust
(b)
Series 2025-AA, Class A1B, (SOFR 30 day
Average at 0.00% Floor + 1.10%), 5.08%,
03/15/57
(a)
..................... 291 289,887
Series 2025-BA, Class A1B, (SOFR 30 day
Average at 0.00% Floor + 1.35%), 5.33%,
05/17/55
(a)
..................... 842 847,777
Series 2025-BA, Class B, 4.98%, 05/17/55 . 420 420,791
Series 2025-BA, Class C, 5.38%, 05/17/55 . 170 170,525
Series 2025-BA, Class D, 6.04%, 05/17/55 . 104 103,816
Series 2025-CA, Class A1B, (SOFR 30 day
Average at 1.35% Floor + 1.35%), 5.27%,
06/22/65
(a)
..................... 352 354,136
Series 2025-CA, Class D, 5.82%, 06/22/65 . 235 231,801
Neuberger Berman CLO XXI Ltd., Series 2016-
21A, Class A1R3, (3-mo. CME Term SOFR at
1.32% Floor + 1.32%), 5.20%, 01/20/39
(a) (b)
. 250 250,972
Neuberger Berman Loan Advisers CLO 36R
Ltd., Series 2020-36RA, Class A, (3-mo. CME
Term SOFR at 1.27% Floor + 1.27%), 5.55%,
07/20/39
(a) (b)
...................... 870 872,349
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Newday Funding Master Issuer plc, Series
2024-2X, Class D, (Sterling Overnight Index
Average at 0.00% Floor + 2.65%), 6.38%,
07/15/32
(a) (e)
...................... GBP 100 $ 135,718
Oaktree CLO Ltd.
(a)(b)
Series 2021-2A, Class AR, (3-mo. CME Term
SOFR at 0.97% Floor + 0.97%), 4.87%,
01/15/35 ...................... USD 250 249,625
Series 2025-31A, Class A, (3-mo. CME Term
SOFR at 1.32% Floor + 1.32%), 5.60%,
07/15/38 ...................... 250 250,800
Oakwood Mortgage Investors, Inc.
(a)
Series 2001-D, Class A2, 5.26%, 01/15/19 .. 12 3,761
Series 2001-D, Class A4, 6.93%, 09/15/31 .. 7 2,630
Series 2002-B, Class M1, 7.62%, 06/15/32 . 52 53,007
OCP Aegis CLO Ltd., Series 2024-39A, Class
A1, (3-mo. CME Term SOFR at 1.22% Floor +
1.22%), 5.11%, 01/16/37
(a) (b)
........... 250 249,850
OCP CLO Ltd.
(a)(b)
Series 2020-8RA, Class AR2, (3-mo. CME
Term SOFR at 1.22% Floor + 1.22%),
5.10%, 10/17/38 ................. 250 250,400
Series 2021-22A, Class AR, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.23%,
10/20/37 ...................... 250 251,067
Series 2025-46A, Class A, (3-mo. CME Term
SOFR at 1.20% Floor + 1.20%), 5.05%,
10/15/38 ...................... 250 250,338
OHA Credit Funding 10-R Ltd., Series 2021-
10RA, Class A1, (3-mo. CME Term SOFR at
1.26% Floor + 1.26%), 5.54%, 07/18/37
(a) (b)
. 250 250,254
OHA Credit Funding 7 Ltd., Series 2020-7A,
Class A1R2, (3-mo. CME Term SOFR at
1.28% Floor + 1.28%), 5.16%, 07/19/38
(a) (b)
. 300 300,821
OHA Loan Funding Ltd., Series 2013-2A, Class
AR2, (3-mo. CME Term SOFR at 1.22% Floor
+ 1.22%), 5.35%, 10/20/38
(a) (b)
.......... 750 750,486
Option One Mortgage Loan Trust
Series 2007-CP1, Class 2A3, (1-mo. CME
Term SOFR at 0.21% Floor + 0.32%),
4.06%, 03/25/37
(a)
................ 90 77,548
Series 2007-FXD1, Class 1A1, 5.87%,
01/25/37
(d)
..................... 57 48,732
Series 2007-FXD1, Class 2A1, 5.87%,
01/25/37
(d)
..................... 134 116,524
Series 2007-FXD1, Class 3A4, 5.86%,
01/25/37
(d)
..................... 34 33,264
Origen Manufactured Housing Contract Trust,
Series 2007-B, Class A1, (1-mo. CME Term
SOFR at 1.20% Floor and 18.00% Cap +
1.31%), 5.06%, 10/15/37
(a) (b)
........... 2 2,406
Orion CLO Ltd., Series 2023-1A, Class A1R,
(3-mo. CME Term SOFR at 1.22% Floor +
1.22%), 5.13%, 10/25/38
(a) (b)
........... 930 931,477
Ownit Mortgage Loan Trust, Series 2006-2, Class
A2C, 6.50%, 01/25/37
(d)
.............. 51 46,464
OZLM Funding II Ltd., Series 2012-2A, Class
AR4, (3-mo. CME Term SOFR at 1.20% Floor
+ 1.20%), 5.04%, 07/30/37
(a) (b)
.......... 250 250,175
OZLM XIX Ltd., Series 2017-19A, Class A1RR,
(3-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.25%, 01/15/35
(a) (b)
........... 250 250,115
OZLM XVIII Ltd., Series 2018-18A, Class B,
(3-mo. CME Term SOFR at 1.55% Floor +
1.81%), 5.72%, 04/15/31
(a) (b)
........... 250 250,374

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Total Return V.I. Fund
8
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Palmer Square CLO Ltd.
(a)(b)
Series 2019-1A, Class A1R2, (3-mo. CME
Term SOFR at 1.25% Floor + 1.25%),
5.10%, 08/14/38 ................. USD 700 $ 701,687
Series 2025-4A, Class A, (3-mo. CME Term
SOFR at 1.27% Floor + 1.27%), 5.23%,
10/20/38 ...................... 250 250,654
Palmer Square Loan Funding Ltd.
(a)(b)
Series 2022-3A, Class BR, (3-mo. CME Term
SOFR at 2.00% Floor + 2.00%), 5.90%,
04/15/31 ...................... 250 250,143
Series 2024-3A, Class A2, (3-mo. CME Term
SOFR at 1.65% Floor + 1.65%), 5.51%,
08/08/32 ...................... 250 250,614
Series 2025-3A, Class A1, (3-mo. CME Term
SOFR at 0.95% Floor + 0.95%), 4.66%,
01/15/34 ...................... 440 439,920
Park Blue CLO Ltd.
(a)(b)
Series 2025-9A, Class A1, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.43%,
10/20/38 ...................... 910 912,648
Series 2025-9A, Class C, (3-mo. CME Term
SOFR at 2.00% Floor + 2.00%), 6.08%,
10/20/38 ...................... 250 251,169
Series 2025-10A, Class A1, (3-mo. CME Term
SOFR at 1.28% Floor + 1.28%), 4.95%,
01/20/39 ...................... 250 250,000
Planet Fitness Master Issuer LLC, Series 2025-
1A, Class A2II, 5.65%, 12/06/55
(b)
........ 333 332,875
Post CLO Ltd.
(a)(b)
Series 2023-1A, Class A1R, (3-mo. CME Term
SOFR at 1.30% Floor + 1.30%), 5.16%,
10/20/38 ...................... 250 250,687
Series 2023-1A, Class BR, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.56%,
10/20/38 ...................... 250 250,919
Race Point X CLO Ltd., Series 2016-10A, Class
A1R, (3-mo. CME Term SOFR at 0.00% Floor
+ 1.36%), 5.22%, 07/25/31
(a) (b)
.......... 10 9,517
Rad CLO 21 Ltd., Series 2023-21A, Class A1R,
(3-mo. CME Term SOFR at 1.07% Floor +
1.07%), 4.93%, 01/25/37
(a) (b)
........... 250 249,631
Rad CLO 14 Ltd., Series 2021-14A, Class A,
(3-mo. CME Term SOFR at 1.17% Floor +
1.43%), 5.34%, 01/15/35
(a) (b)
........... 250 250,250
Rad CLO 15 Ltd., Series 2021-15A, Class A1AR,
(3-mo. CME Term SOFR at 1.36% Floor +
1.36%), 5.24%, 07/20/40
(a) (b)
........... 250 250,924
Regatta 30 Funding Ltd., Series 2024-4A, Class
A1, (3-mo. CME Term SOFR at 1.32% Floor +
1.32%), 5.18%, 01/25/38
(a) (b)
........... 1,050 1,053,328
Regatta 35 Funding Ltd., Series 2025-5A, Class
A1, (3-mo. CME Term SOFR at 1.29% Floor +
1.29%), 5.57%, 10/15/38
(a) (b)
........... 500 501,440
Regatta IX Funding Ltd., Series 2017-1A, Class
B1R, (3-mo. CME Term SOFR at 2.00% Floor
+ 2.00%), 5.88%, 04/17/37
(a) (b)
.......... 847 849,082
Regatta VI Funding Ltd., Series 2016-1A, Class
A1R3, (3-mo. CME Term SOFR at 1.25%
Floor + 1.25%), 5.21%, 10/20/38
(a) (b)
...... 250 250,617
Regatta XI Funding Ltd., Series 2018-1A, Class
AR, (3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.28%, 07/17/37
(a) (b)
........... 250 250,814
Regatta XVI Funding Ltd., Series 2019-2A, Class
CR, (3-mo. CME Term SOFR at 1.90% Floor +
1.90%), 5.80%, 01/15/33
(a) (b)
........... 250 250,573
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Regional Management Issuance Trust
(b)
Series 2024-2, Class A, 5.11%, 12/15/33 ... USD 100 $ 100,776
Series 2025-2, Class A, 4.59%, 11/16/37 ... 553 552,083
Republic Finance Issuance Trust
(b)
Series 2024-B, Class A, 5.42%, 11/20/37 ... 465 473,813
Series 2024-B, Class B, 5.86%, 11/20/37 ... 164 167,950
Series 2025-A, Class A, 4.59%, 11/20/34 ... 230 230,741
Retained Vantage Data Centers Issuer LLC,
Series 2025-1A, Class A2A, 5.09%,
08/15/50
(b)
....................... 348 344,792
Rockford Tower CLO Ltd., Series 2025-3A, Class
A1, (3-mo. CME Term SOFR at 1.30% Floor +
1.30%), 4.96%, 03/31/38
(a) (b)
........... 250 249,676
Romark CLO Ltd., Series 2017-1A, Class A1R,
(3-mo. CME Term SOFR at 1.03% Floor +
1.29%), 5.15%, 10/23/30
(a) (b)
........... 7 7,041
RR 24 Ltd., Series 2022-24A, Class A1A2, (3-mo.
CME Term SOFR at 1.31% Floor + 1.31%),
5.21%, 01/15/37
(a) (b)
................. 500 501,880
Sagard-HalseyPoint CLO 8 Ltd., Series 2024-8A,
Class A1, (3-mo. CME Term SOFR at 1.39%
Floor + 1.39%), 5.23%, 01/30/38
(a) (b)
...... 250 250,938
Sandstone Peak II Ltd.
(a)(b)
Series 2023-1A, Class A1R, (3-mo. CME Term
SOFR at 1.41% Floor + 1.41%), 5.29%,
07/20/38 ...................... 250 250,991
Series 2023-1A, Class BR, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 5.63%,
07/20/38 ...................... 250 250,626
Sandstone Peak IV Ltd., Series 2025-1A, Class
A1, (3-mo. CME Term SOFR at 1.29% Floor +
1.29%), 4.95%, 01/20/39
(a) (b)
........... 250 250,672
SC Austria SARL, Series 2025-1, Class D, (3-mo.
EURIBOR at 0.00% Floor + 1.80%), 3.79%,
07/25/41
(a) (e)
...................... EUR 100 117,919
SC Germany SA Compartment Consumer, Series
2025-2, Class D, (1-mo. EURIBOR at 0.00%
Floor + 1.50%), 3.44%, 12/15/38
(a) (e)
...... 100 117,543
Secucor Finance DAC
(a)(e)
Series 2025-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 3.40%), 5.33%, 09/20/36 . 100 117,005
Series 2025-1, Class F, (1-mo. EURIBOR at
0.00% Floor + 6.20%), 8.13%, 09/20/36 . 100 118,231
Sesac Finance LLC, Series 2025-1, Class A2,
5.50%, 07/25/55
(b)
.................. USD 139 138,137
SG Mortgage Securities Trust, Series 2006-
OPT2, Class A3D, (1-mo. CME Term SOFR at
0.42% Floor + 0.53%), 4.27%, 10/25/36
(a)
.. 100 79,912
Signal Peak CLO 14 Ltd., Series 2024-14A,
Class A, (3-mo. CME Term SOFR at 1.30%
Floor + 1.30%), 5.16%, 01/22/38
(a) (b)
...... 350 351,151
Silver Point CLO 1 Ltd., Series 2022-1A, Class
A1R, (3-mo. CME Term SOFR at 1.32% Floor
+ 1.32%), 5.20%, 01/20/38
(a) (b)
.......... 250 250,901
Silver Point CLO 12 Ltd., Series 2025-12A, Class
A1, (3-mo. CME Term SOFR at 1.31% Floor +
1.31%), 5.29%, 10/15/38
(a) (b)
........... 250 250,625
Silver Point CLO 13 Ltd., Series 2025-13A, Class
A1, (3-mo. CME Term SOFR at 1.25% Floor +
1.25%), 5.18%, 10/15/38
(a) (b)
........... 310 310,574
Silver Point CLO 7 Ltd., Series 2024-7A, Class
A1, (3-mo. CME Term SOFR at 1.36% Floor +
1.36%), 5.26%, 01/15/38
(a) (b)
........... 250 250,891

Schedule of Investments
(continued)
December 31, 2025
BlackRock Total Return V.I. Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Silver Point CLO 8 Ltd., Series 2025-8A, Class
A1, (3-mo. CME Term SOFR at 1.21% Floor +
1.21%), 5.11%, 04/15/38
(a) (b)
........... USD 250 $ 250,364
Sixth Street CLO XIV Ltd., Series 2019-14A,
Class A1R2, (3-mo. CME Term SOFR at
1.15% Floor + 1.15%), 5.02%, 01/20/38
(a) (b)
. 250 249,855
Sixth Street CLO XVIII Ltd., Series 2021-18A,
Class A1R, (3-mo. CME Term SOFR at 1.25%
Floor + 1.25%), 5.13%, 10/17/38
(a) (b)
...... 250 250,476
SMB Private Education Loan Trust
(b)
Series 2015-B, Class B, 3.50%, 12/17/40 ... 9 8,971
Series 2024-A, Class A1B, (SOFR 30 day
Average at 1.45% Floor + 1.45%), 5.43%,
03/15/56
(a)
..................... 165 166,321
SoFi Consumer Loan Program Trust
(b)
Series 2025-1, Class A, 4.80%, 02/27/34 ... 532 534,233
Series 2025-1, Class B, 5.12%, 02/27/34 ... 100 101,105
Soundview Home Loan Trust, Series 2004-
WMC1, Class M2, (1-mo. CME Term SOFR at
0.80% Floor + 0.91%), 4.64%, 01/25/35
(a)
.. 1 892
Stream Innovations Issuer Trust, Series 2025-1A,
Class A, 5.05%, 09/15/45
(b)
............ 167 168,318
Summit Issuer LLC, Series 2025-1A, Class A2,
5.21%, 11/20/55
(b)
.................. 314 314,679
Sycamore Tree CLO Ltd., Series 2021-1A, Class
AR, (3-mo. CME Term SOFR at 1.39% Floor +
1.39%), 5.27%, 01/20/38
(a) (b)
........... 250 250,997
Symphony CLO 46 Ltd., Series 2024-46A, Class
A2, (3-mo. CME Term SOFR at 1.59% Floor +
1.59%), 5.47%, 01/20/38
(a) (b)
........... 250 250,577
Symphony CLO XXI Ltd., Series 2019-21A, Class
AR2, (3-mo. CME Term SOFR at 0.90% Floor
+ 0.90%), 4.80%, 07/15/32
(a) (b)
.......... 193 192,726
Taco Bell Funding LLC, Series 2025-1A, Class
A2I, 4.82%, 08/25/55
(b)
............... 439 436,538
TAGUS - Sociedade de Titularizacao de Creditos
SA, Series 2, Class D, (1-mo. EURIBOR at
0.00% Floor + 4.00%), 5.89%, 10/27/42
(a) (e)
. EUR 77 91,701
Thayer Park CLO Ltd., Series 2017-1A, Class
A1RR, (3-mo. CME Term SOFR at 1.00%
Floor + 1.00%), 4.87%, 04/20/34
(a) (b)
...... USD 250 249,677
Towd Point Mortgage Trust, Series 2025-CRM1,
Class A1, 5.80%, 01/25/65
(b) (d)
.......... 1,454 1,466,400
Trestles CLO IX Ltd., Series 2025-9A, Class A1,
(3-mo. CME Term SOFR at 1.26% Floor +
1.26%), 5.13%, 01/15/39
(a) (b)
........... 250 250,563
Trimaran CAVU Ltd.
(a)(b)
Series 2023-1A, Class A1R, (3-mo. CME Term
SOFR at 1.27% Floor + 1.27%), 5.15%,
03/20/38 ...................... 250 250,556
Series 2024-1A, Class A, (3-mo. CME Term
SOFR at 1.38% Floor + 1.38%), 5.24%,
01/25/38 ...................... 460 461,659
Truist Bank Auto Credit-Linked Notes, Series
2025-1, Class B, 4.73%, 09/26/33
(b)
...... 396 397,007
UPG HI Issuer Trust, Series 2025-2, Class A,
5.00%, 09/25/47
(b)
.................. 159 158,932
Upgrade Master Pass-Thru Trust
(b)
Series 2025-ST5, Class B, 5.25%, 09/15/32 . 100 100,402
Series 2025-ST6, Class A, 4.61%, 10/15/32 . 123 123,711
Series 2025-ST7, Class A, 4.55%, 11/15/32 . 329 328,686
Series 2025-ST7, Class B, 4.98%, 11/15/32 . 187 187,249
Series 2025-ST8, Class C, 5.25%, 12/15/33 . 139 139,290
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Upland CLO Ltd., Series 2016-1A, Class A2R,
(3-mo. CME Term SOFR at 0.00% Floor +
1.91%), 5.80%, 04/20/31
(a) (b)
........... USD 250 $ 250,130
UPX HIL Issuer Trust, Series 2025-1, Class A,
5.16%, 01/25/47
(b)
.................. 424 427,758
Valley Stream Park CLO Ltd., Series 2022-1A,
Class ARR, (3-mo. CME Term SOFR at 1.19%
Floor + 1.19%), 5.07%, 01/20/37
(a) (b)
...... 570 570,251
Vista Point Securitization Trust, Series 2025-
CES3, Class A1, 5.30%, 11/25/55
(b) (d)
..... 378 378,334
Voya CLO Ltd.
(a)(b)
Series 2013-2A, Class A1R, (3-mo. CME Term
SOFR at 0.97% Floor + 1.23%), 5.09%,
04/25/31 ...................... 18 17,684
Series 2018-1A, Class A1, (3-mo. CME Term
SOFR at 0.00% Floor + 1.21%), 5.10%,
04/19/31 ...................... 55 54,769
Warwick Capital CLO 5 Ltd., Series 2024-5A,
Class A1, (3-mo. CME Term SOFR at 1.36%
Floor + 1.36%), 5.24%, 01/20/38
(a) (b)
...... 679 681,302
Washington Mutual Asset-Backed Certificates
Trust
(a)
Series 2006-HE4, Class 2A2, (1-mo. CME
Term SOFR at 0.36% Floor + 0.47%),
4.14%, 09/25/36 ................. 115 28,859
Series 2006-HE5, Class 1A, (1-mo. CME Term
SOFR at 0.31% Floor + 0.42%), 4.11%,
10/25/36 ...................... 92 71,114
Wellington Management CLO 4 Ltd., Series
2025-4A, Class A, (3-mo. CME Term SOFR at
1.15% Floor + 1.15%), 5.03%, 04/18/38
(a) (b)
. 250 249,695
Whitebox CLO I Ltd., Series 2019-1A, Class
A1R3, (3-mo. CME Term SOFR at 1.18%
Floor + 1.18%), 5.02%, 01/24/37
(a) (b)
...... 250 249,894
Whitebox CLO II Ltd., Series 2020-2A, Class
A1R2, (3-mo. CME Term SOFR at 1.38%
Floor + 1.38%), 5.25%, 10/24/37
(a) (b)
...... 450 451,592
Yale Mortgage Loan Trust, Series 2007-1, Class
A, (1-mo. CME Term SOFR at 0.40% Floor +
0.51%), 4.25%, 06/25/37
(a) (b)
........... 71 21,600
Total Asset-Backed Securities — 8 .5%
(Cost: $ 82,377,425 ) ............................... 81,873,110
Shares
Shares
Common Stocks
Banks — 0.0%
Flagstar Bank NA ..................... 32,591 410,321
Capital Markets — 0.0%
Wealthfront Corp.
(g)
................... 30 408
Commercial Services & Supplies — 0.0%
WOM New Holdco
(c) (g)
.................. 86 1,978
Diversified Telecommunication Services — 0.0%
Lumen Technologies, Inc.
(g)
.............. 8,831 68,617
Energy Equipment & Services — 0.0%
Solaris Energy Infrastructure, Inc. , Class A .... 2,514 115,568
Hotels, Restaurants & Leisure — 0.1%
(g)
Caesars Entertainment, Inc. ............. 3,483 81,467
Genius Sports Ltd. .................... 28,152 310,235

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Total Return V.I. Fund
10
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Six Flags Entertainment Corp. ............ 4,302 $ 65,993
457,695
Household Durables — 0.0%
Century Communities, Inc. .............. 1,535 91,102
M/I Homes, Inc.
(g)
..................... 386 49,389
Meritage Homes Corp. ................. 1,221 80,342
TRI Pointe Homes, Inc.
(g)
................ 2,670 84,025
304,858
Media — 0.1%
(g)
AMC Networks, Inc. , Class A ............. 7,408 70,524
EchoStar Corp. , Class A ................ 4,806 522,412
592,936
Metals & Mining — 0.0%
Algoma Steel Group, Inc. ............... 15,104 61,926
Total Common Stocks — 0 .2%
(Cost: $ 1,793,896 ) ............................... 2,014,307
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.1%
Boeing Co. (The), 7.01%, 05/01/64 ........ USD 406 461,317
Embraer Netherlands Finance BV, 5.98%,
02/11/35 ....................... 45 47,650
L3Harris Technologies, Inc., 5.35%, 06/01/34 .. 58 60,040
Northrop Grumman Corp.
4.03% , 10/15/47 ................... 186 149,404
5.25% , 05/01/50 ................... 260 245,362
4.95% , 03/15/53 ................... 72 64,886
TransDigm, Inc.
(b)
7.13% , 12/01/31 ................... 100 105,097
6.38% , 05/31/33 ................... 100 102,613
1,236,369
Automobile Components — 0.1%
American Axle & Manufacturing, Inc., 5.00%,
10/01/29 ....................... 100 96,328
Clarios Global LP
6.75% , 05/15/28
(b)
.................. 100 102,538
4.75% , 06/15/31
(e)
.................. EUR 100 119,193
Forvia SE, 5.63%, 06/15/30
(e)
........... 100 122,473
Goodyear Tire & Rubber Co. (The), 5.63%,
04/30/33 ....................... USD 100 94,720
IHO Verwaltungs GmbH, 7.00%, (7.00% Cash or
7.75% PIK), 11/15/31
(e) (h)
............. EUR 200 253,756
Mahle GmbH, 6.50%, 05/02/31
(e)
......... 100 122,197
Schaeffler AG, 5.38%, 04/01/31
(e)
......... 100 123,906
Tenneco, Inc., 8.00%, 11/17/28
(b)
......... USD 100 100,320
ZF Europe Finance BV
(e)
6.13% , 03/13/29 ................... EUR 100 121,928
7.00% , 06/12/30 ................... 100 123,806
1,381,165
Automobiles — 0.1%
Nissan Motor Acceptance Co. LLC
(b)
7.05% , 09/15/28 ................... USD 100 103,423
5.63% , 09/29/28 ................... 46 46,130
Nissan Motor Co. Ltd., 6.38%, 07/17/33
(e)
.... EUR 300 361,577
RCI Banque SA, (5-Year EURIBOR ICE Swap
Rate + 2.20%), 4.75%, 03/24/37
(a) (e)
...... 100 119,769
Volkswagen International Finance NV, (9-Year
EUR Swap Annual + 3.36%), 4.38%
(a) (e) (i)
... 100 115,289
746,188
Security
Par (000)
Par (000) Value
Banks — 3.1%
Bank of America Corp.
(1-day SOFR + 0.96%), 1.73% , 07/22/27
(a)
. USD 476 $ 469,928
(3-mo. CME Term SOFR + 1.30%), 3.42% ,
12/20/28
(a)
..................... 1,234 1,218,479
(3-mo. CME Term SOFR + 1.44%), 3.19% ,
07/23/30
(a)
..................... 245 236,640
(1-day SOFR + 1.37%), 1.92% , 10/24/31
(a)
. 567 507,040
(1-day SOFR + 1.32%), 2.69% , 04/22/32
(a)
. 230 211,060
(1-day SOFR + 1.22%), 2.30% , 07/21/32
(a)
. 53 47,390
(1-day SOFR + 1.33%), 2.97% , 02/04/33
(a)
. 1,506 1,377,244
(1-day SOFR + 1.83%), 4.57% , 04/27/33
(a)
. 329 328,194
4.88% , 04/01/44 ................... 271 257,036
(1-day SOFR + 1.88%), 2.83% , 10/24/51
(a)
. 383 243,778
Citigroup, Inc.
(a)
(1-day SOFR + 1.14%), 4.64% , 05/07/28 .. 249 251,021
(1-day SOFR + 0.87%), 4.79% , 03/04/29 .. 927 940,282
(1-day SOFR + 1.36%), 5.17% , 02/13/30 .. 138 141,609
(1-day SOFR + 1.34%), 4.54% , 09/19/30 .. 193 194,535
(1-day SOFR + 1.42%), 2.98% , 11/05/30 .. 1,522 1,449,518
5.92% , 12/11/30 ................... 1,114 1,114,000
(1-day SOFR + 1.46%), 4.95% , 05/07/31 .. 188 192,020
(1-day SOFR + 1.17%), 4.50% , 09/11/31 .. 485 486,501
(1-day SOFR + 1.94%), 3.79% , 03/17/33 .. 1,348 1,285,289
(3-mo. EURIBOR + 1.58%), 4.11% , 04/29/36 EUR 199 237,690
(1-day SOFR + 1.49%), 5.17% , 09/11/36 .. USD 54 54,505
Credit Agricole SA, (5-Year EURIBOR ICE Swap
Rate + 3.64%), 5.88%
(a) (e) (i)
............ EUR 100 120,551
JPMorgan Chase & Co.
(a)
(1-day SOFR + 0.93%), 5.57% , 04/22/28 .. USD 1,102 1,123,921
(1-day SOFR + 0.93%), 4.98% , 07/22/28 .. 351 356,229
(1-day SOFR + 0.86%), 4.51% , 10/22/28 .. 1,703 1,719,690
(1-day SOFR + 0.80%), 4.92% , 01/24/29 .. 596 607,080
(1-day SOFR + 1.02%), 2.07% , 06/01/29 .. 2,018 1,926,999
(1-day SOFR + 1.57%), 6.09% , 10/23/29 .. 368 387,614
(1-day SOFR + 1.16%), 5.58% , 04/22/30 .. 2,824 2,946,074
(1-day SOFR + 1.01%), 5.14% , 01/24/31 .. 2,168 2,240,831
(3-mo. CME Term SOFR + 1.11%), 1.76% ,
11/19/31 ...................... 340 302,051
(1-day SOFR + 1.85%), 5.35% , 06/01/34 .. 173 179,749
(1-day SOFR + 1.46%), 5.29% , 07/22/35 .. 2,008 2,071,617
(1-day SOFR + 2.44%), 3.11% , 04/22/51 .. 208 141,250
KeyBank NA, 5.00%, 01/26/33 ........... 536 541,369
Washington Mutual Escrow Bonds
(c)(g)(j)
0.00% , 11/06/09 ................... 300 —
0.00% , 09/19/17
(k)
.................. 250 —
0.00% , 09/29/17 ................... 500 —
Wells Fargo & Co.
(a)
(1-day SOFR + 1.07%), 5.71% , 04/22/28 .. 1,139 1,162,576
(1-day SOFR + 1.11%), 5.24% , 01/24/31 .. 778 805,635
(3-mo. EURIBOR + 1.22%), 3.90% ,
07/22/32
(e)
..................... EUR 300 360,942
(1-day SOFR + 1.50%), 3.35% , 03/02/33 .. USD 738 688,803
(1-day SOFR + 2.02%), 5.39% , 04/24/34 .. 445 462,992
(1-day SOFR + 1.78%), 5.50% , 01/23/35 .. 174 181,546
(1-day SOFR + 2.13%), 4.61% , 04/25/53 .. 83 71,422
29,642,700
Beverages — 0.1%
Heineken NV, 3.51%, 05/03/34
(e)
.......... EUR 430 502,421
Biotechnology — 0.1%
AbbVie, Inc., 4.88%, 11/14/48 ........... USD 50 45,524
Amgen, Inc.
3.00% , 01/15/52 ................... 141 90,987
4.40% , 02/22/62 ................... 127 99,199
5.75% , 03/02/63 ................... 148 144,401

Schedule of Investments
(continued)
December 31, 2025
BlackRock Total Return V.I. Fund
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Biotechnology (continued)
Grifols SA, 7.50%, 05/01/30
(e)
........... EUR 100 $ 123,432
503,543
Broadline Retail — 0.3%
Amazon.com, Inc.
4.65% , 11/20/35 ................... USD 1,175 1,170,248
3.95% , 04/13/52 ................... 824 643,081
5.55% , 11/20/65 ................... 634 614,978
Kohl's Corp., 5.13%, 05/01/31
(d)
.......... 100 87,963
Rakuten Group, Inc., 9.75%, 04/15/29
(e)
..... 700 782,922
3,299,192
Building Products — 0.1%
EMRLD Borrower LP
6.38% , 12/15/30
(e)
.................. EUR 100 122,445
6.63% , 12/15/30
(b)
.................. USD 100 104,151
Quikrete Holdings, Inc., 6.38%, 03/01/32
(b)
... 100 104,088
Smyrna Ready Mix Concrete LLC, 8.88%,
11/15/31
(b)
...................... 100 106,963
Standard Industries, Inc., 4.38%, 07/15/30
(b)
.. 100 96,471
534,118
Capital Markets — 2.2%
Goldman Sachs Group, Inc. (The)
(1-day SOFR + 0.91%), 1.95% , 10/21/27
(a)
. 48 47,188
(1-day SOFR + 1.32%), 4.94% , 04/23/28
(a)
. 2,265 2,290,870
(1-day SOFR + 1.73%), 4.48% , 08/23/28
(a)
. 1,230 1,238,630
(3-mo. CME Term SOFR + 1.56%), 4.22% ,
05/01/29
(a)
..................... 623 624,296
(1-day SOFR + 1.77%), 6.48% , 10/24/29
(a)
. 407 431,618
3.80% , 03/15/30 ................... 268 263,767
(1-day SOFR + 1.27%), 5.73% , 04/25/30
(a)
. 256 267,449
(1-day SOFR + 1.21%), 5.05% , 07/23/30
(a)
. 305 312,507
(1-day SOFR + 1.08%), 5.21% , 01/28/31
(a)
. 749 773,452
(1-day SOFR + 1.58%), 5.22% , 04/23/31
(a)
. 591 610,413
(1-day SOFR + 1.06%), 4.37% , 10/21/31
(a)
. 343 342,183
(1-day SOFR + 1.09%), 1.99% , 01/27/32
(a)
. 469 416,646
(1-day SOFR + 1.41%), 3.10% , 02/24/33
(a)
. 599 551,814
Jane Street Group, 7.13%, 04/30/31
(b)
...... 100 105,077
Morgan Stanley
3.63% , 01/20/27 ................... 114 113,703
(1-day SOFR + 0.88%), 1.59% , 05/04/27
(a)
. 578 572,970
(1-day SOFR + 1.00%), 2.48% , 01/21/28
(a)
. 96 94,417
(3-mo. CME Term SOFR + 1.40%), 3.77% ,
01/24/29
(a)
..................... 635 631,413
(1-day SOFR + 1.73%), 5.12% , 02/01/29
(a)
. 479 488,979
(1-day SOFR + 1.59%), 5.16% , 04/20/29
(a)
. 505 516,367
Series I , (1-day SOFR + 0.91%), 4.13% ,
10/18/29
(a)
..................... 945 944,696
(1-day SOFR + 1.83%), 6.41% , 11/01/29
(a)
. 263 278,756
(1-day SOFR + 1.45%), 5.17% , 01/16/30
(a)
. 720 739,128
(1-day SOFR + 1.26%), 5.66% , 04/18/30
(a)
. 1,620 1,687,758
(1-day SOFR + 1.11%), 5.23% , 01/15/31
(a)
. 1,758 1,813,355
(1-day SOFR + 1.14%), 2.70% , 01/22/31
(a)
. 21 19,698
(1-day SOFR + 1.51%), 5.19% , 04/17/31
(a)
. 710 732,061
(1-day SOFR + 1.03%), 1.79% , 02/13/32
(a)
. 551 483,916
(1-day SOFR + 1.18%), 2.24% , 07/21/32
(a)
. 482 428,299
(1-day SOFR + 1.29%), 2.94% , 01/21/33
(a)
. 327 298,451
(1-day SOFR + 1.87%), 5.25% , 04/21/34
(a)
. 912 938,960
(3-mo. EURIBOR + 1.55%), 4.10% ,
05/22/36
(a)
..................... EUR 368 439,824
(3-mo. EURIBOR + 1.12%), 3.75% ,
11/07/36
(a)
..................... 180 208,108
MSCI, Inc., 5.25%, 09/01/35 ............ USD 480 483,167
Prime Investments LLC, 11.00%, 05/01/30
(c)
.. 250 259,573
SURA Asset Management SA, 6.35%, 05/13/32
(b)
395 421,200
20,870,709
Security
Par (000)
Par (000) Value
Chemicals — 0.2%
Avient Corp., 7.13%, 08/01/30
(b)
.......... USD 100 $ 102,961
Brenntag Finance BV
3.38% , 10/02/31
(e)
.................. EUR 400 464,167
Celanese US Holdings LLC, 6.50%, 04/15/30 .. USD 100 100,500
Chemours Co. (The), 4.63%, 11/15/29
(b)
..... 100 90,423
FMC Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.37%),
8.45%, 11/01/55
(a)
................. 100 79,151
Itelyum Regeneration SpA, 5.75%, 04/15/30
(e)
. EUR 100 117,136
Maxam Prill SARL, 6.00%, 07/15/30
(e)
...... 200 240,136
NOVA Chemicals Corp., 9.00%, 02/15/30
(b)
... USD 100 106,776
Orbia Advance Corp. SAB de CV, 6.80%,
05/13/30
(b)
...................... 202 199,172
Tronox, Inc., 4.63%, 03/15/29
(b)
.......... 36 25,202
1,525,624
Commercial Services & Supplies — 0.1%
Allied Universal Holdco LLC, 7.88%, 02/15/31
(b)
100 105,388
Amber Finco plc, 6.63%, 07/15/29
(e)
........ EUR 100 123,408
APCOA Group GmbH, 6.00%, 04/15/31
(e)
.... 100 119,609
Biffa Group Holdings Ltd.
(e)
5.25% , 06/15/31 ................... 100 117,180
7.38% , 06/15/31 ................... GBP 100 135,957
Garda World Security Corp., 8.25%, 08/01/32
(b)
USD 100 101,632
GEO Group, Inc. (The), 8.63%, 04/15/29 .... 100 105,180
OT Midco, Inc., 10.00%, 02/15/30
(b)
........ 200 79,577
Paprec Holding SA, 4.13%, 07/15/30
(e)
...... EUR 100 118,080
Prime Security Services Borrower LLC, 3.38%,
08/31/27
(b)
...................... USD 100 98,046
Reworld Holding Corp., 4.88%, 12/01/29
(b)
.... 94 90,351
Williams Scotsman, Inc., 6.63%, 04/15/30
(b)
... 100 103,359
1,297,767
Communications Equipment — 0.1%
Motorola Solutions, Inc.
5.60% , 06/01/32 ................... 195 205,066
5.55% , 08/15/35 ................... 359 373,073
5.50% , 09/01/44 ................... 57 55,531
Viasat, Inc., 5.63%, 04/15/27
(b)
........... 100 99,856
733,526
Construction & Engineering — 0.1%
Heathrow Finance plc, 6.63%, 03/01/31
(e)
.... GBP 100 135,539
IRB Infrastructure Developers Ltd., 7.11%,
03/11/32
(e)
...................... USD 700 723,625
Weekley Homes LLC, 4.88%, 09/15/28
(b)
..... 92 90,729
949,893
Construction Materials — 0.0%
Cemex SAB de CV, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.52%), 7.20%
(a) (b) (i)
................ 327 340,865
Consumer Finance — 1.0%
Ford Motor Credit Co. LLC
6.95% , 06/10/26 ................... 200 201,741
4.27% , 01/09/27 ................... 300 298,440
5.92% , 03/20/28 ................... 368 376,537
6.80% , 11/07/28 ................... 459 481,546
2.90% , 02/10/29 ................... 335 314,816
5.88% , 11/07/29 ................... 200 205,303
General Motors Financial Co., Inc.
5.95% , 04/04/34 ................... 101 105,704
5.90% , 01/07/35 ................... 89 92,658
6.15% , 07/15/35 ................... 150 158,068
GGAM Finance Ltd., 8.00%, 06/15/28
(b)
..... 100 105,897
Synchrony Financial
3.95% , 12/01/27 ................... 694 690,693

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Total Return V.I. Fund
12
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
5.15% , 03/19/29 ................... USD 452 $ 458,066
(1-day SOFR + 1.40%), 5.02% , 07/29/29
(a)
. 994 1,006,508
(SOFR Index + 2.13%), 5.94% , 08/02/30
(a)
. 2,002 2,086,437
(1-day SOFR + 1.68%), 5.45% , 03/06/31
(a)
. 1,028 1,054,009
2.88% , 10/28/31 ................... 905 811,930
7.25% , 02/02/33 ................... 876 941,009
9,389,362
Consumer Staples Distribution & Retail — 0.1%
Bellis Acquisition Co. plc, 8.00%, 07/01/31
(e)
.. EUR 100 113,889
Boots Group Finco LP, 7.38%, 08/31/32
(e)
.... GBP 100 139,401
KeHE Distributors LLC, 9.00%, 02/15/29
(b)
.... USD 100 104,970
Market Bidco Finco plc, 6.75%, 01/31/31
(e)
... EUR 100 116,238
New Immo Holding SA, 5.88%, 04/17/28
(e)
.... 100 121,563
Ocado Group plc, 10.50%, 08/08/29
(e)
...... GBP 100 135,252
Picard Groupe SAS, 6.38%, 07/01/29
(e)
..... EUR 100 122,558
US Foods, Inc., 4.75%, 02/15/29
(b)
........ USD 100 99,439
953,310
Containers & Packaging — 0.1%
Ardagh Group SA, 12.00%, (12.00% Cash or
7.50% PIK), 12/01/30
(a) (e) (h)
............ EUR 100 106,983
Clydesdale Acquisition Holdings, Inc., 8.75%,
04/15/30
(b)
...................... USD 156 158,602
Mauser Packaging Solutions Holding Co.
(b)
7.88% , 04/15/30 ................... 83 82,345
9.25% , 04/15/30 ................... 200 192,000
Owens-Brockway Glass Container, Inc., 7.25%,
05/15/31
(b)
...................... 100 102,078
Toucan FinCo. Ltd., 9.50%, 05/15/30
(b)
...... 181 180,748
822,756
Diversified Consumer Services — 0.0%
Multiversity SpA, 7.13%, 05/17/31
(e)
........ EUR 100 125,504
Service Corp. International, 3.38%, 08/15/30 .. USD 100 93,510
219,014
Diversified REITs — 0.9%
Equinix Europe 2 Financing Corp. LLC, 5.50%,
06/15/34 ....................... 342 354,070
GLP Capital LP
5.75% , 06/01/28 ................... 331 339,620
4.00% , 01/15/30 ................... 670 651,348
3.25% , 01/15/32 ................... 794 718,379
5.25% , 02/15/33 ................... 570 572,064
Trust Fibra Uno, 7.70%, 01/23/32
(e)
........ 389 427,772
Unibail-Rodamco-Westfield SE, (5-Year
EURIBOR ICE Swap Rate + 2.43%),
4.75%
(a) (e) (i)
..................... EUR 100 119,641
Uniti Group LP, 4.75%, 04/15/28
(b)
......... USD 100 99,385
VICI Properties LP
3.75% , 02/15/27
(b)
.................. 651 646,694
4.50% , 01/15/28
(b)
.................. 919 920,846
3.88% , 02/15/29
(b)
.................. 1,479 1,450,251
4.63% , 12/01/29
(b)
.................. 187 186,635
4.95% , 02/15/30 ................... 1,285 1,300,424
5.13% , 11/15/31 ................... 100 101,303
5.13% , 05/15/32 ................... 860 865,950
8,754,382
Diversified Telecommunication Services — 0.9%
AT&T, Inc.
3.50% , 09/15/53 ................... 674 451,057
6.05% , 08/15/56 ................... 897 902,271
3.80% , 12/01/57 ................... 907 623,873
3.65% , 09/15/59 ................... 1,525 1,005,676
3.85% , 06/01/60 ................... 389 266,880
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Bell Telephone Co. of Canada or Bell Canada,
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.39%), 6.88%, 09/15/55
(a)
USD 100 $ 103,173
CCO Holdings LLC
5.13% , 05/01/27
(b)
.................. 100 99,862
4.50% , 08/15/30
(b)
.................. 100 94,151
4.75% , 02/01/32
(b)
.................. 110 100,534
4.50% , 05/01/32 ................... 393 352,732
4.25% , 01/15/34
(b)
.................. 414 352,014
Cipher Compute LLC, 7.13%, 11/15/30
(b)
..... 12 12,222
Fibercop SpA, 4.75%, 06/30/30
(e)
......... EUR 100 119,416
Frontier Communications Holdings LLC
5.00% , 05/01/28
(b)
.................. USD 562 562,966
5.88% , 11/01/29 ................... 358 362,645
8.63% , 03/15/31
(b)
.................. 219 230,428
Level 3 Financing, Inc., 7.00%, 03/31/34
(b)
.... 36 37,101
Telecom Argentina SA, 9.25%, 05/28/33
(b)
.... 27 28,079
Telecom Italia Capital SA, 7.72%, 06/04/38 ... 189 209,358
Turk Telekomunikasyon A/S, 7.38%, 05/20/29
(e)
324 337,465
Verizon Communications, Inc.
1.50% , 09/18/30 ................... 232 204,549
4.78% , 02/15/35 ................... 450 443,058
5.40% , 07/02/37
(b)
.................. 426 430,562
5.88% , 11/30/55 ................... 766 756,809
6.00% , 11/30/65 ................... 676 667,179
Windstream Services LLC, 7.50%, 10/15/33
(b)
. 7 7,176
8,761,236
Electric Utilities — 3.7%
AEP Texas, Inc.
5.40% , 06/01/33 ................... 393 405,729
5.70% , 05/15/34 ................... 340 354,399
3.45% , 05/15/51 ................... 59 39,859
AEP Transmission Co. LLC
3.15% , 09/15/49 ................... 506 342,058
Series N , 2.75% , 08/15/51 ............ 50 30,783
Alabama Power Co.
5.50% , 03/15/41 ................... 43 42,915
3.85% , 12/01/42 ................... 53 43,339
Baltimore Gas & Electric Co., 3.75%, 08/15/47 . 77 58,767
California Buyer Ltd., 5.63%, 02/15/32
(e)
..... EUR 100 120,049
Continuum Green Energy India Pvt, 7.50%,
06/26/33
(e)
...................... USD 659 679,104
ContourGlobal Power Holdings SA, 5.00%,
02/28/30
(e)
...................... EUR 100 120,320
Diamond II Ltd., 7.95%, 07/28/26
(e)
........ USD 750 751,642
Dominion Energy South Carolina, Inc., Series
2025, 5.30%, 01/15/35 .............. 33 34,114
Duke Energy Carolinas LLC
3.70% , 12/01/47 ................... 485 366,164
3.45% , 04/15/51 ................... 477 338,297
Duke Energy Corp.
3.95% , 08/15/47 ................... 207 159,411
3.50% , 06/15/51 ................... 290 200,839
5.80% , 06/15/54 ................... 926 915,618
Duke Energy Florida LLC
1.75% , 06/15/30 ................... 111 100,133
4.20% , 07/15/48 ................... 4 3,251
3.00% , 12/15/51 ................... 70 45,295
Duke Energy Kentucky, Inc., (Acquired 08/11/25,
cost $458,000), 6.01%, 09/15/35
(c) (l)
...... 458 469,450
Duke Energy Ohio, Inc.
3.65% , 02/01/29 ................... 70 69,295
2.13% , 06/01/30 ................... 465 425,666
5.25% , 04/01/33 ................... 131 135,701
5.55% , 03/15/54 ................... 114 111,407

Schedule of Investments
(continued)
December 31, 2025
BlackRock Total Return V.I. Fund
Schedule of Investments
13
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Duke Energy Progress LLC
5.05% , 03/15/35 ................... USD 66 $ 67,108
2.50% , 08/15/50 ................... 1,234 719,413
5.55% , 03/15/55 ................... 71 70,034
Edison International, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.86%), 8.13%, 06/15/53
(a)
............ 100 104,052
FirstEnergy Corp.
Series B , 3.90% , 07/15/27
(d)
........... 1,107 1,102,584
2.65% , 03/01/30 ................... 469 437,286
Series C , 4.85% , 07/15/47
(d)
........... 578 508,835
Series C , 3.40% , 03/01/50 ............ 1,425 982,853
FirstEnergy Transmission LLC
4.75% , 01/15/33
(b)
.................. 750 749,760
5.00% , 01/15/35 ................... 896 897,777
5.45% , 07/15/44
(b)
.................. 340 328,145
4.55% , 04/01/49
(b)
.................. 451 383,092
Florida Power & Light Co.
3.15% , 10/01/49 ................... 178 121,904
2.88% , 12/04/51 ................... 277 176,553
Georgia Power Co.
4.85% , 03/15/31 ................... 247 253,421
4.95% , 05/17/33 ................... 359 366,022
Series A , 3.25% , 03/15/51 ............. 134 91,319
India Clean Energy Holdings, 4.50%, 04/18/27
(e)
700 679,000
JSW Hydro Energy Ltd., 4.13%, 05/18/31
(e)
... 626 582,888
MidAmerican Energy Co., 3.65%, 08/01/48 ... 145 108,525
Minejesa Capital BV, 5.63%, 08/10/37
(e)
..... 500 495,625
Mong Duong Finance Holdings BV, 5.13%,
05/07/29
(e)
...................... 435 430,599
NextEra Energy Capital Holdings, Inc.
4.69% , 09/01/27 ................... 301 304,577
(5-Year EURIBOR ICE Swap Rate + 1.59%),
4.00% , 05/15/56
(a)
................ EUR 800 936,963
NRG Energy, Inc.
(b)
4.45% , 06/15/29 ................... USD 590 587,395
6.00% , 02/01/33 ................... 100 101,980
7.00% , 03/15/33 ................... 1,254 1,386,158
Ohio Power Co.
Series P , 2.60% , 04/01/30 ............. 82 76,526
Series Q , 1.63% , 01/15/31 ............ 190 166,736
4.00% , 06/01/49 ................... 333 255,850
Pacific Gas & Electric Co.
6.15% , 01/15/33 ................... 148 157,042
6.40% , 06/15/33 ................... 235 253,423
3.30% , 08/01/40 ................... 1,069 809,182
3.75% , 08/15/42
(d)
.................. 59 44,642
4.75% , 02/15/44 ................... 472 398,603
4.00% , 12/01/46 ................... 239 179,012
3.95% , 12/01/47 ................... 166 123,585
4.95% , 07/01/50 ................... 923 780,149
3.50% , 08/01/50 ................... 574 387,049
5.25% , 03/01/52 ................... 532 463,850
6.75% , 01/15/53 ................... 963 1,024,176
6.70% , 04/01/53 ................... 73 77,031
5.90% , 10/01/54 ................... 295 282,729
6.15% , 03/01/55 ................... 490 484,744
6.10% , 10/15/55 ................... 1,080 1,059,899
PECO Energy Co., 3.00%, 09/15/49 ....... 14 9,188
PG&E Corp.
5.25% , 07/01/30 ................... 2,126 2,110,942
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.88%), 7.38% ,
03/15/55
(a)
..................... 1,621 1,688,257
Pinnacle West Capital Corp., 5.15%, 05/15/30 . 853 878,942
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Public Power Corp. SA, 4.25%, 10/31/30
(e)
... EUR 100 $ 119,104
RTE Reseau de Transport d'Electricite SADIR,
3.88%, 11/24/37
(e)
................. 100 116,854
Southern Co. (The)
5.70% , 10/15/32 ................... USD 323 341,858
4.85% , 03/15/35 ................... 274 270,630
4.25% , 07/01/36 ................... 159 149,011
Star Energy Geothermal Wayang Windu Ltd.,
6.75%, 04/24/33
(e)
................. 128 131,405
Vistra Operations Co. LLC
(b)
5.05% , 12/30/26 ................... 235 236,676
4.60% , 10/15/30 ................... 190 189,923
6.95% , 10/15/33 ................... 526 586,142
6.00% , 04/15/34 ................... 1,276 1,342,777
5.70% , 12/30/34 ................... 1,179 1,216,919
VoltaGrid LLC, 7.38%, 11/01/30
(b)
......... 119 117,899
XPLR Infrastructure Operating Partners LP,
8.38%, 01/15/31
(b)
................. 100 104,963
35,973,191
Energy Equipment & Services — 0.1%
Deepocean Ltd., 6.00%, 04/08/31
(e)
........ EUR 100 120,573
OEG Finance plc, 7.25%, 09/27/29
(e)
....... 100 122,845
Solaris Energy Infrastructure, Inc.
(m)
4.75% , 05/01/30
(b)
.................. USD 138 275,131
0.25% , 10/01/31 ................... 300 324,375
Transocean International Ltd., 8.25%, 05/15/29
(b)
86 86,676
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(b)
...................... 67 68,620
USA Compression Partners LP, 6.25%,
10/01/33
(b)
...................... 8 8,096
1,006,316
Entertainment — 0.6%
Warnermedia Holdings, Inc., 3.76%, 03/15/27 . 5,464 5,427,238
Financial Services — 0.4%
Andiron Financing LLC, (1M Sofr FWD + 3.25%),
7.33%, 01/21/30
(a) (c)
................ 40 40,000
AT&T Reign II Multi-Property Lease-Backed
Pass-Through Trust, 6.09%, 12/15/44
(b)
.... 910 919,080
Block, Inc.
2.75% , 06/01/26 ................... 100 99,403
3.50% , 06/01/31 ................... 157 147,567
Flourishing Trade & Investment Ltd., 11.04%,
04/02/28
(b) (c)
..................... 736 761,857
Garfunkelux Holdco 3 SA, 9.00%, 09/01/28
(e)
.. EUR 14 16,045
ION Platform Finance SARL
(e)
6.50% , 09/30/30 ................... 104 118,273
6.88% , 09/30/32 ................... 100 112,412
NCR Atleos Corp., 9.50%, 04/01/29
(b)
....... USD 100 108,538
PennyMac Financial Services, Inc., 6.88%,
05/15/32
(b)
...................... 100 104,689
Progroup AG, 5.38%, 04/15/31
(e)
.......... EUR 200 240,260
Resurgent Trade and Investments Ltd., 9.51%,
12/05/27
(e)
...................... USD 718 718,000
Rocket Cos., Inc., 6.50%, 08/01/29
(b)
....... 100 103,139
Rocket Mortgage LLC, 2.88%, 10/15/26
(b)
.... 100 98,541
Shift4 Payments LLC, 5.50%, 05/15/33
(e)
.... EUR 100 120,350
United Wholesale Mortgage LLC, 5.50%,
04/15/29
(b)
...................... USD 100 99,283
UWM Holdings LLC
(b)
6.63% , 02/01/30 ................... 27 27,339
6.25% , 03/15/31 ................... 22 21,965
Worldline SA
(e)
0.88% , 06/30/27 ................... EUR 100 106,539
4.13% , 09/12/28 ................... 100 105,856

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Total Return V.I. Fund
14
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
5.25% , 11/27/29 ................... EUR 100 $ 103,720
4,172,856
Food Products — 0.0%
Chobani LLC, 7.63%, 07/01/29
(b)
......... USD 100 104,312
Froneri Lux FinCo SARL, 4.75%, 08/01/32
(e)
.. EUR 200 236,805
Post Holdings, Inc., 6.38%, 03/01/33
(b)
...... USD 100 101,000
442,117
Gas Utilities — 0.0%
EP Infrastructure A/S, 4.13%, 02/27/33
(e)
..... EUR 265 307,339
Ground Transportation — 0.1%
Albion Financing 1 SARL, 5.38%, 05/21/30
(e)
.. 100 121,210
Avis Budget Car Rental LLC, 5.38%, 03/01/29
(b)
USD 100 97,565
BCP V Modular Services Finance II plc
(e)
6.13% , 11/30/28 ................... GBP 100 126,529
6.50% , 07/10/31 ................... EUR 100 109,569
Edge Finco plc, 8.13%, 08/15/31
(e)
........ GBP 100 143,222
Kapla Holding SAS, 5.00%, 04/30/31
(e)
...... EUR 110 131,096
La Poste SA, (5-Year EURIBOR ICE Swap Rate
+ 2.68%), 5.00%
(a) (e) (i)
............... 100 121,368
Loxam SAS, 4.25%, 02/15/31
(e)
.......... 100 117,567
Union Pacific Railroad Co. Pass-Through Trust,
Series 2014-1, 3.23%, 05/14/26 ........ USD 71 70,678
1,038,804
Health Care Equipment & Supplies — 0.1%
Avantor Funding, Inc., 4.63%, 07/15/28
(b)
.... 100 99,457
Bausch + Lomb Corp., 8.38%, 10/01/28
(b)
.... 100 104,375
Becton Dickinson & Co., 5.08%, 06/07/29 .... 171 175,527
Becton Dickinson Euro Finance SARL, 1.21%,
02/12/36 ....................... EUR 100 91,333
Medline Borrower LP, 5.25%, 10/01/29
(b)
..... USD 100 100,540
Teleflex, Inc., 4.63%, 11/15/27 ........... 100 99,848
671,080
Health Care Providers & Services — 0.6%
Centene Corp., 4.25%, 12/15/27 .......... 200 198,822
Community Health Systems, Inc., 10.88%,
01/15/32
(b)
...................... 90 98,230
CVS Health Corp.
5.13% , 07/20/45 ................... 240 216,673
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.89%), 7.00% ,
03/10/55
(a)
..................... 100 104,905
Elevance Health, Inc.
4.55% , 05/15/52 ................... 36 29,790
5.70% , 02/15/55 ................... 56 54,610
Ephios Subco 3 SARL, 7.88%, 01/31/31
(e)
.... EUR 100 125,230
HCA, Inc.
5.88% , 02/01/29 ................... USD 114 118,799
4.13% , 06/15/29 ................... 114 113,613
5.45% , 04/01/31 ................... 755 787,993
3.63% , 03/15/32 ................... 81 76,507
4.60% , 11/15/32 ................... 1,115 1,104,902
5.60% , 04/01/34 ................... 238 248,215
5.45% , 09/15/34 ................... 355 365,311
5.75% , 03/01/35 ................... 879 922,606
5.50% , 06/15/47 ................... 90 85,051
3.50% , 07/15/51 ................... 339 229,775
4.63% , 03/15/52 ................... 407 332,381
6.20% , 03/01/55 ................... 349 355,680
LifePoint Health, Inc., 11.00%, 10/15/30
(b)
.... 100 109,664
Mehilainen Yhtiot Oy, 5.13%, 06/30/32
(e)
..... EUR 100 119,304
Select Medical Corp., 6.25%, 12/01/32
(b)
..... USD 29 28,355
Tenet Healthcare Corp.
4.63% , 06/15/28 ................... 100 100,186
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
6.13% , 06/15/30 ................... USD 100 $ 102,329
6,028,931
Health Care REITs — 0.0%
MPT Operating Partnership LP, 7.00%,
02/15/32
(e)
...................... EUR 100 122,120
Hotel & Resort REITs — 0.1%
Park Intermediate Holdings LLC
(b)
4.88% , 05/15/29 ................... USD 92 89,836
7.00% , 02/01/30 ................... 100 102,639
RHP Hotel Properties LP, 4.50%, 02/15/29
(b)
.. 100 99,004
Service Properties Trust
0.00% , 09/30/27
(b) (k)
................. 118 106,631
5.50% , 12/15/27 ................... 91 89,581
8.38% , 06/15/29 ................... 262 263,414
4.38% , 02/15/30 ................... 100 84,733
8.88% , 06/15/32 ................... 216 213,074
XHR LP, 4.88%, 06/01/29
(b)
............. 92 90,707
1,139,619
Hotels, Restaurants & Leisure — 0.5%
1011778 BC ULC, 4.00%, 10/15/30
(b)
....... 100 95,240
Allwyn Entertainment Financing UK plc, 4.13%,
02/15/31
(e)
...................... EUR 100 115,757
Aramark International Finance SARL, 4.38%,
04/15/33
(e)
...................... 100 117,427
Booking Holdings, Inc., 3.25%, 11/21/32 ..... 266 308,574
Bracelet Holdings, Inc., 9.25%, 07/02/28
(b)
.... USD 276 269,985
Caesars Entertainment, Inc., 4.63%, 10/15/29
(b)
100 95,924
Carnival Corp., 5.75%, 08/01/32
(b)
......... 585 600,374
Cirsa Finance International SARL, (3-mo.
EURIBOR + 3.00%), 5.10%, 10/15/32
(a) (e)
... EUR 100 118,563
Deuce Finco plc, 7.00%, 11/20/31
(e)
........ GBP 100 136,138
Essendi SA, 5.63%, 05/15/32
(e)
.......... EUR 200 240,909
Fertitta Entertainment LLC, 6.75%, 01/15/30
(b)
. USD 100 95,078
Hilton Domestic Operating Co., Inc., 3.75%,
05/01/29
(b)
...................... 100 97,130
Melco Resorts Finance Ltd.
(e)
5.75% , 07/21/28 ................... 400 399,532
5.38% , 12/04/29 ................... 341 336,956
MGM China Holdings Ltd., 7.13%, 06/26/31
(e)
.. 350 370,125
MGM Resorts International, 6.50%, 04/15/32 .. 100 103,031
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
...................... 92 90,494
Mohegan Tribal Gaming Authority, 11.88%,
04/15/31
(b)
...................... 100 105,669
NCL Corp. Ltd., 6.75%, 02/01/32
(b)
........ 100 102,392
Royal Caribbean Cruises Ltd., 5.38%, 01/15/36 235 235,984
Six Flags Entertainment Corp., 7.25%, 05/15/31
(b)
100 95,952
Studio City Co. Ltd., 7.00%, 02/15/27
(e)
...... 200 200,200
Tabcorp Finance Pty. Ltd., 5.99%, 05/28/31
(e)
.. AUD 250 164,700
Wynn Macau Ltd., 5.63%, 08/26/28
(e)
....... USD 400 399,208
Yum! Brands, Inc., 3.63%, 03/15/31 ........ 100 94,594
4,989,936
Household Durables — 0.1%
Ashton Woods USA LLC
(b)
4.63% , 04/01/30 ................... 95 90,724
6.88% , 08/01/33 ................... 36 36,029
Beazer Homes USA, Inc., 7.25%, 10/15/29 ... 169 172,721
Brookfield Residential Properties, Inc.
(b)
5.00% , 06/15/29 ................... 94 90,928
4.88% , 02/15/30 ................... 100 93,145
DR Horton, Inc., 5.50%, 10/15/35 ......... 69 71,853
LGI Homes, Inc.
(b)
8.75% , 12/15/28 ................... 83 86,574
7.00% , 11/15/32 ................... 96 91,764

Schedule of Investments
(continued)
December 31, 2025
BlackRock Total Return V.I. Fund
Schedule of Investments
15
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Household Durables (continued)
Mattamy Group Corp., 4.63%, 03/01/30
(b)
.... USD 93 $ 90,284
Newell Brands, Inc., 6.38%, 05/15/30 ....... 100 97,656
STL Holding Co. LLC, 8.75%, 02/15/29
(b)
.... 80 84,030
1,005,708
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The), (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.89%), 6.95%, 07/15/55
(a)
............ 100 98,732
Talen Energy Supply LLC, 8.63%, 06/01/30
(b)
.. 100 105,875
204,607
Insurance — 0.1%
Acrisure LLC, 4.25%, 02/15/29
(b)
.......... 100 97,519
Alliant Holdings Intermediate LLC, 7.38%,
10/01/32
(b)
...................... 200 207,374
Ambac Assurance Corp., 5.10%
(b) (i)
........ 15 19,299
Ardonagh Finco Ltd., 6.88%, 02/15/31
(e)
..... EUR 200 242,249
E.ON International Finance BV, 3.50%,
09/03/35
(e)
...................... 300 346,983
Panther Escrow Issuer LLC, 7.13%, 06/01/31
(b)
. USD 100 103,625
1,017,049
Interactive Media & Services — 0.4%
Alphabet, Inc.
4.10% , 11/15/30 ................... 1,065 1,068,269
4.38% , 11/06/64 ................... EUR 300 335,804
5.70% , 11/15/75 ................... USD 1,169 1,150,589
Meta Platforms, Inc., 4.65%, 08/15/62 ...... 1,380 1,114,743
3,669,405
IT Services — 0.7%
Almaviva-The Italian Innovation Co. SpA, 5.00%,
10/30/30
(e)
...................... EUR 100 118,495
Atos SE, 9.36%, 12/18/29
(d) (e)
............ 206 276,716
Beignet Investor LLC, 6.58%, 05/30/49
(b)
..... USD 2,790 2,947,622
Cedacri SpA, (3-mo. EURIBOR at 4.63% Floor +
4.63%), 6.69%, 05/15/28
(a) (e)
........... EUR 100 118,591
Cogent Communications Group LLC, 6.50%,
07/01/32
(b)
...................... USD 100 93,521
CoreWeave, Inc., 9.25%, 06/01/30
(b)
....... 100 92,977
Gartner, Inc.
(b)
4.50% , 07/01/28 ................... 1,535 1,530,035
3.63% , 06/15/29 ................... 108 104,101
3.75% , 10/01/30 ................... 1,430 1,356,073
6,638,131
Machinery — 0.0%
Dynamo Newco II GmbH, 6.25%, 10/15/31
(e)
.. EUR 100 119,699
Media — 1.2%
AMC Networks, Inc.
10.25% , 01/15/29
(b)
................. USD 101 105,910
4.25% , 02/15/29 ................... 109 96,866
4.25% , 02/15/29
(m)
................. 84 85,638
10.50% , 07/15/32
(b)
................. 100 110,474
Charter Communications Operating LLC
6.65% , 02/01/34 ................... 338 356,063
6.55% , 06/01/34 ................... 88 92,554
6.38% , 10/23/35 ................... 426 439,656
3.50% , 03/01/42 ................... 288 199,797
5.75% , 04/01/48 ................... 298 254,190
5.13% , 07/01/49 ................... 218 170,596
4.80% , 03/01/50 ................... 254 190,805
3.70% , 04/01/51 ................... 200 125,886
3.90% , 06/01/52 ................... 1,350 871,321
5.25% , 04/01/53 ................... 224 177,149
3.85% , 04/01/61 ................... 996 593,527
4.40% , 12/01/61 ................... 612 400,265
Security
Par (000)
Par (000) Value
Media (continued)
3.95% , 06/30/62 ................... USD 779 $ 468,745
Clear Channel Outdoor Holdings, Inc., 7.88%,
04/01/30
(b)
...................... 100 105,319
Comcast Corp., 2.99%, 11/01/63 ......... 666 360,238
DirecTV Financing LLC
(b)
8.88% , 02/01/30 ................... 21 21,248
10.00% , 02/15/31 .................. 100 102,205
Discovery Communications LLC
3.95% , 03/20/28 ................... 1,939 1,904,602
5.00% , 09/20/37 ................... 100 80,012
Gray Media, Inc., 9.63%, 07/15/32
(b)
....... 100 103,777
Paramount Global
3.70% , 10/04/26
(d)
.................. 180 176,979
2.90% , 01/15/27 ................... 902 887,334
3.38% , 02/15/28 ................... 117 113,547
4.95% , 01/15/31 ................... 490 471,196
4.38% , 03/15/43 ................... 137 95,291
5.85% , 09/01/43 ................... 157 129,261
5.25% , 04/01/44 ................... 60 45,292
4.90% , 08/15/44 ................... 46 33,011
4.60% , 01/15/45 ................... 152 105,407
6.25% , 02/28/57
(a)
.................. 100 89,691
Sirius XM Radio LLC, 5.00%, 08/01/27
(b)
..... 100 100,244
Summer BC Holdco B SARL, (3-mo. EURIBOR
at 0.00% Floor + 4.25%), 6.31%, 02/15/30
(a) (e)
EUR 100 110,164
Sunrise FinCo. I BV, 4.63%, 05/15/32
(e)
..... 100 118,699
Univision Communications, Inc., 9.38%,
08/01/32
(b)
...................... USD 100 107,481
Versant Media Group, Inc., 7.25%, 01/30/31
(b)
. 9 9,285
Virgin Media O2 Vendor Financing Notes V DAC,
7.88%, 03/15/32
(e)
................. GBP 100 135,216
VZ Secured Financing BV, 5.25%, 01/15/33
(e)
.. EUR 100 115,217
WPP Finance 2013
3.63% , 06/09/31
(e)
.................. 830 962,916
11,223,074
Metals & Mining — 0.2%
Cleveland-Cliffs, Inc., 7.38%, 05/01/33
(b)
..... USD 100 104,003
Fortescue Treasury Pty. Ltd., 6.13%, 04/15/32
(b)
100 104,348
Glencore Capital Finance DAC, 3.67%,
10/06/32
(e)
...................... EUR 220 256,880
Glencore Funding LLC
(b)
5.19% , 04/01/30 ................... USD 64 65,771
2.50% , 09/01/30 ................... 51 46,730
6.38% , 10/06/30 ................... 382 411,104
2.85% , 04/27/31 ................... 287 264,735
Mineral Resources Ltd.
(b)
9.25% , 10/01/28 ................... 81 85,009
8.50% , 05/01/30 ................... 119 123,753
Novelis Corp., 4.75%, 01/30/30
(b)
......... 100 96,466
Samarco Mineracao SA, 9.00%, (9.00% Cash or
9.00% PIK), 06/30/31
(e) (h)
............. 74 75,714
Stillwater Mining Co., 4.50%, 11/16/29
(e)
..... 374 352,495
Vale Overseas Ltd., 6.40%, 06/28/54 ....... 23 23,472
Vedanta Resources Finance II plc, 10.88%,
09/17/29
(e)
...................... 319 336,246
2,346,726
Multi-Utilities — 0.0%
Dominion Energy, Inc., Series B, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.51%), 7.00%, 06/01/54
(a)
..... 394 426,604
Office REITs — 0.0%
Alstria Office AG, 5.50%, 03/20/31
(e)
....... EUR 100 120,292

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Total Return V.I. Fund
16
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 6.3%
Aethon I LP, (3-mo. CME Term SOFR at 1.50%
Floor + 6.15%), 10.08%, 01/10/27
(a) (b) (c)
.... USD 166 $ 165,573
Antero Resources Corp.
(b)
7.63% , 02/01/29 ................... 235 238,503
5.38% , 03/01/30 ................... 2,195 2,225,388
BP Capital Markets America, Inc., 4.89%,
09/11/33 ....................... 649 660,238
Breakwater Energy Holdings SARL, 9.25%,
11/15/30
(b)
...................... 250 261,789
California Resources Corp.
(b)
8.25% , 06/15/29 ................... 85 88,908
7.00% , 01/15/34 ................... 71 69,939
Cameron LNG LLC, 3.40%, 01/15/38
(b)
...... 1,079 936,658
Cheniere Corpus Christi Holdings LLC
5.13% , 06/30/27 ................... 451 455,361
2.74% , 12/31/39 ................... 1,293 1,102,487
Cheniere Energy Partners LP
4.00% , 03/01/31 ................... 1,683 1,638,837
3.25% , 01/31/32 ................... 444 408,939
5.75% , 08/15/34 ................... 486 507,441
Cheniere Energy, Inc., 5.65%, 04/15/34 ..... 2,175 2,256,301
Civitas Resources, Inc.
(b)
5.00% , 10/15/26 ................... 162 161,524
8.38% , 07/01/28 ................... 84 86,553
8.63% , 11/01/30 ................... 19 19,913
CNX Resources Corp., 7.25%, 03/01/32
(b)
.... 306 319,433
Continuum Energy Pte. Ltd., 12.85%,
09/11/27
(b) (c)
..................... 461 458,952
Crescent Energy Finance LLC
(b)
7.88% , 04/15/32 ................... 100 98,529
7.38% , 01/15/33 ................... 119 112,925
CVR Energy, Inc., 8.50%, 01/15/29
(b)
....... 100 102,785
Diamondback Energy, Inc.
3.25% , 12/01/26 ................... 2,629 2,609,960
3.50% , 12/01/29 ................... 2,608 2,529,965
3.13% , 03/24/31 ................... 2,018 1,885,644
4.25% , 03/15/52 ................... 168 130,581
Energean Israel Finance Ltd., 8.50%,
09/30/33
(b) (e)
..................... 45 48,069
Energy Transfer LP
4.95% , 05/15/28 ................... 300 304,849
7.38% , 02/01/31
(b)
.................. 498 517,404
5.95% , 05/15/54 ................... 773 732,534
EQT Corp.
3.13% , 05/15/26
(b)
.................. 1,003 997,271
6.50% , 07/01/27 ................... 505 514,737
3.90% , 10/01/27 ................... 1,327 1,320,955
5.70% , 04/01/28 ................... 403 415,874
4.50% , 01/15/29 ................... 1,452 1,455,425
5.00% , 01/15/29 ................... 1,689 1,711,020
6.38% , 04/01/29 ................... 898 929,233
7.00% , 02/01/30
(d)
.................. 1,202 1,305,556
7.50% , 06/01/30 ................... 3,706 4,076,485
4.75% , 01/15/31 ................... 4,772 4,803,321
3.63% , 05/15/31
(b)
.................. 2,368 2,226,830
5.75% , 02/01/34 ................... 435 454,421
Expand Energy Corp.
5.38% , 02/01/29 ................... 821 821,017
5.88% , 02/01/29
(b)
.................. 181 181,013
6.75% , 04/15/29
(b)
.................. 693 697,059
5.38% , 03/15/30 ................... 429 434,829
4.75% , 02/01/32 ................... 1,044 1,029,913
5.70% , 01/15/35 ................... 2,392 2,475,410
Genesis Energy LP, 8.00%, 05/15/33 ....... 100 103,810
Gran Tierra Energy, Inc., 9.50%, 10/15/29
(b)
... 231 160,545
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Granite Ridge Resources, Inc., 8.88%,
11/05/29
(b) (c)
..................... USD 421 $ 405,760
Hess Corp., 7.30%, 08/15/31 ............ 191 219,397
Hess Midstream Operations LP, 5.88%,
03/01/28
(b)
...................... 100 101,877
Hilcorp Energy I LP, 8.38%, 11/01/33
(b)
...... 100 102,106
India Green Power Holdings, 4.00%, 02/22/27
(e)
347 337,974
Ithaca Energy North Sea plc, 5.50%, 10/01/31
(e)
EUR 100 118,123
ITT Holdings LLC, 6.50%, 08/01/29
(b)
....... USD 100 95,965
Matador Resources Co., 6.25%, 04/15/33
(b)
... 100 100,133
Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/28
(e)
400 401,228
NGPL PipeCo LLC, 3.25%, 07/15/31
(b)
...... 938 862,922
Northern Oil & Gas, Inc., 7.88%, 10/15/33
(b)
... 42 40,894
Permian Resources Operating LLC, 8.00%,
04/15/27
(b)
...................... 84 85,097
Petroleos Mexicanos, 7.50%, 03/20/26
(b)
..... 906 908,265
Pioneer Natural Resources Co., 2.15%, 01/15/31 101 91,601
Puma International Financing SA, 7.75%,
04/25/29
(e)
...................... 400 411,408
Raizen Fuels Finance SA
6.25% , 07/08/32
(b)
.................. 212 178,186
6.45% , 03/05/34
(e)
.................. 200 164,750
ReNew Pvt Ltd., 5.88%, 03/05/27
(e)
........ 700 695,492
Repsol E&P Capital Markets US LLC
(b)
4.81% , 09/16/28 ................... 200 201,861
5.20% , 09/16/30 ................... 200 202,830
5.98% , 09/16/35 ................... 385 392,654
Sabine Pass Liquefaction LLC
5.88% , 06/30/26 ................... 137 137,194
5.00% , 03/15/27 ................... 544 547,656
4.50% , 05/15/30 ................... 1,682 1,688,809
5.90% , 09/15/37 ................... 581 610,870
SM Energy Co., 6.75%, 08/01/29
(b)
........ 100 100,734
Sunoco LP, 4.50%, 04/30/30 ............ 100 97,653
Targa Resources Corp.
6.15% , 03/01/29 ................... 779 820,064
4.20% , 02/01/33 ................... 575 550,482
Targa Resources Partners LP, 4.88%, 02/01/31 566 569,460
Trident Energy Finance plc, 12.50%, 11/30/29
(e)
328 333,228
Venture Global Calcasieu Pass LLC, 6.25%,
01/15/30
(b)
...................... 100 101,242
Venture Global LNG, Inc.
(b)
8.38% , 06/01/31 ................... 100 99,443
9.88% , 02/01/32 ................... 100 103,307
Venture Global Plaquemines LNG LLC, 6.50%,
06/15/34
(b)
...................... 100 102,178
Viper Energy Partners LLC
4.90% , 08/01/30 ................... 616 623,065
5.70% , 08/01/35 ................... 607 619,462
Vista Energy Argentina SAU
(b)
8.50% , 06/10/33 ................... 92 94,070
7.63% , 12/10/35 ................... 32 31,660
Wintershall Dea Finance 2 BV, (5-Year EURIBOR
ICE Swap Rate + 3.94%), 6.12%
(a) (e) (i)
..... EUR 100 119,889
60,719,695
Passenger Airlines — 0.1%
Air Canada Pass-Through Trust, Series 2017-1,
Class B, 3.70%, 01/15/26
(b)
........... USD —
(f)
314
Air France-KLM, (5-Year EURIBOR ICE Swap
Rate + 3.58%), 5.75%
(a) (e) (i)
............ EUR 100 119,045
American Airlines Pass-Through Trust, Series
2025-1, Class B, 5.65%, 11/11/34 ....... USD 39 39,197
American Airlines, Inc., 5.75%, 04/20/29
(b)
.... 100 101,834
Avianca Midco 2 plc, 9.00%, 12/01/28
(b)
..... 74 74,904

Schedule of Investments
(continued)
December 31, 2025
BlackRock Total Return V.I. Fund
Schedule of Investments
17
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Passenger Airlines (continued)
Deutsche Lufthansa AG, (5-Year EURIBOR ICE
Swap Rate + 2.86%), 5.25%, 01/15/55
(a) (e)
.. EUR 100 $ 121,960
JetBlue Airways Corp., 9.88%, 09/20/31
(b)
.... USD 100 100,746
JetBlue Pass-Through Trust, Series 2019-1,
Class AA, 2.75%, 05/15/32 ........... 29 25,821
Latam Airlines Group SA, 7.63%, 01/07/31
(b)
.. 91 95,550
679,371
Personal Care Products — 0.0%
Edgewell Personal Care Co., 5.50%, 06/01/28
(b)
100 100,104
Opal Bidco SAS, 5.50%, 03/31/32
(e)
........ EUR 100 121,232
221,336
Pharmaceuticals — 0.1%
Bayer AG, (5-Year EUR Swap Annual + 4.46%),
5.38%, 03/25/82
(a) (e)
................ 300 361,796
Dolcetto Holdco SpA, 5.63%, 07/14/32
(e)
..... 200 238,562
Gruenenthal GmbH, 4.63%, 11/15/31
(e)
...... 100 118,752
Nidda Healthcare Holding GmbH
(e)
5.38% , 10/23/30 ................... 100 120,094
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
5.28% , 10/15/32
(a)
................ 100 118,581
Pfizer, Inc., 2.70%, 05/28/50 ............ USD 312 194,474
Teva Pharmaceutical Finance Netherlands III BV,
3.15%, 10/01/26 .................. 100 98,687
1,250,946
Real Estate Management & Development — 0.2%
ADLER Financing SARL, 8.25%, (8.25% Cash or
8.25% PIK), 12/31/28
(h)
.............. EUR 172 216,860
Aroundtown Finance SARL, (5-Year EURIBOR
ICE Swap Rate + 3.43%), 5.25%
(a) (e) (i)
..... 100 114,550
Fantasia Holdings Group Co. Ltd., 11.75%,
04/17/24
(e) (g) (j)
.................... USD 200 2,000
Five Point Operating Co. LP, 8.00%, 10/01/30
(b)
15 15,672
Forestar Group, Inc., 5.00%, 03/01/28
(b)
..... 89 88,915
GLP Pte. Ltd., 9.75%, 05/20/28
(e)
......... 200 204,250
Grand City Properties SA, (5-Year EUR Swap
Annual + 2.18%), 1.50%
(a) (e) (i)
.......... EUR 100 115,691
Heimstaden Bostad AB, (5-Year EURIBOR ICE
Swap Rate + 4.19%), 6.25%
(a) (e) (i)
........ 100 122,823
Howard Hughes Corp. (The), 5.38%, 08/01/28
(b)
USD 88 88,328
Vivion Investments SARL
(e)
8.25% , ( 8.25 % Cash or 8.00 % PIK),
02/28/29
(h)
..................... EUR 100 116,477
5.63% , 06/08/30 ................... 100 113,186
(5-Year EURIBOR ICE Swap Rate + 6.16%),
8.13%
(a) (i)
...................... 100 108,773
Vonovia SE, Series B, 0.88%, 05/20/32
(e) (m)
... 100 113,583
1,421,108
Residential REITs — 0.1%
Store Capital LLC
4.63% , 03/15/29 ................... USD 180 179,337
5.40% , 04/30/30
(b)
.................. 563 573,483
752,820
Semiconductors & Semiconductor Equipment — 0.8%
AP Grange Holdings LLC, (Acquired 06/21/24,
cost $560,000), 6.50%, 03/20/45
(c) (l)
...... 560 598,528
Broadcom, Inc.
2.45% , 02/15/31 ................... 849 776,562
5.15% , 11/15/31 ................... 468 485,526
4.55% , 02/15/32 ................... 626 627,745
5.20% , 04/15/32 ................... 729 756,321
3.42% , 04/15/33 ................... 326 301,767
3.47% , 04/15/34 ................... 952 868,075
4.80% , 10/15/34 ................... 318 318,611
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
3.14% , 11/15/35
(b)
.................. USD 914 $ 787,124
4.93% , 05/15/37
(b)
.................. 154 151,999
4.90% , 02/15/38 ................... 410 401,934
Entegris, Inc., 4.75%, 04/15/29
(b)
......... 100 100,218
Foundry JV Holdco LLC
(b)
5.90% , 01/25/33 ................... 873 913,461
6.10% , 01/25/36 ................... 272 284,359
6.20% , 01/25/37 ................... 200 210,161
6.30% , 01/25/39 ................... 210 221,537
7,803,928
Software — 1.0%
AppLovin Corp.
5.13% , 12/01/29 ................... 1,120 1,148,812
5.38% , 12/01/31 ................... 2,746 2,847,519
5.95% , 12/01/54 ................... 881 872,543
Cloud Software Group, Inc., 9.00%, 09/30/29
(b)
. 284 295,789
IPD 3 BV, 5.50%, 06/15/31
(e)
............ EUR 100 118,867
McAfee Corp., 7.38%, 02/15/30
(b)
......... USD 100 87,208
Microsoft Corp., 2.92%, 03/17/52 ......... 893 584,948
Oracle Corp.
6.00% , 08/03/55 ................... 554 488,511
5.95% , 09/26/55 ................... 1,769 1,567,359
6.13% , 08/03/65 ................... 1,043 923,673
6.10% , 09/26/65 ................... 512 451,580
9,386,809
Specialized REITs — 0.7%
American Tower Corp.
5.20% , 02/15/29 ................... 126 129,674
2.90% , 01/15/30 ................... 249 236,369
1.88% , 10/15/30 ................... 151 134,881
2.70% , 04/15/31 ................... 354 325,045
4.63% , 05/16/31 ................... EUR 400 500,184
4.70% , 12/15/32 ................... USD 385 385,083
5.45% , 02/15/34 ................... 44 45,703
5.35% , 03/15/35 ................... 709 726,877
Crown Castle, Inc.
5.60% , 06/01/29 ................... 222 230,359
2.50% , 07/15/31 ................... 78 69,729
5.10% , 05/01/33 ................... 46 46,387
Equinix, Inc.
2.50% , 05/15/31 ................... 729 659,732
3.90% , 04/15/32 ................... 1,127 1,083,160
2.95% , 09/15/51 ................... 111 69,517
3.40% , 02/15/52 ................... 241 164,652
Extra Space Storage LP
3.90% , 04/01/29 ................... 45 44,467
4.00% , 06/15/29 ................... 145 143,572
5.50% , 07/01/30 ................... 1,224 1,273,945
2.20% , 10/15/30 ................... 579 523,825
Iron Mountain, Inc.
4.88% , 09/15/27
(b)
.................. 100 99,899
4.75% , 01/15/34
(e)
.................. EUR 100 114,279
SBA Communications Corp., 3.88%, 02/15/27 . USD 100 99,247
7,106,586
Specialty Retail — 0.1%
Asbury Automotive Group, Inc., 5.00%,
02/15/32
(b)
...................... 100 97,180
Bubbles Bidco SpA, 6.50%, 09/30/31
(e)
...... EUR 100 120,566
CD&R Firefly Bidco plc, 8.63%, 04/30/29
(e)
... GBP 100 141,035
Duomo Bidco SpA, (3-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.31%, 01/15/32
(a) (e)
...... EUR 100 118,420
Goldstory SAS, 6.75%, 02/01/30
(e)
........ 100 121,907
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
.. USD 100 98,022

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Total Return V.I. Fund
18
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
LCM Investments Holdings II LLC, 8.25%,
08/01/31
(b)
...................... USD 100 $ 105,769
Lithia Motors, Inc., 3.88%, 06/01/29
(b)
....... 100 96,693
Sonic Automotive, Inc., 4.88%, 11/15/31
(b)
.... 100 96,581
996,173
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc., 2.65%, 02/08/51 ............ 414 255,923
Dell International LLC, 4.50%, 02/15/31 ..... 978 976,604
Xerox Corp.
(b)
10.25% , 10/15/30 .................. 131 125,334
13.50% , 04/15/31 .................. 36 29,318
1,387,179
Textiles, Apparel & Luxury Goods — 0.0%
Beach Acquisition Bidco LLC, 5.25%, 07/15/32
(e)
EUR 100 119,642
VF Corp., 4.25%, 03/07/29 ............. 100 117,915
237,557
Tobacco — 0.6%
Altria Group, Inc.
5.63% , 02/06/35 ................... USD 125 129,961
5.25% , 08/06/35 ................... 265 268,294
3.40% , 02/04/41 ................... 795 614,725
4.50% , 05/02/43 ................... 98 83,601
3.88% , 09/16/46 ................... 447 335,945
6.20% , 02/14/59 ................... 204 203,654
BAT Capital Corp.
4.63% , 03/22/33 ................... 425 422,575
7.08% , 08/02/43 ................... 252 283,051
4.54% , 08/15/47 ................... 159 131,895
4.76% , 09/06/49 ................... 240 202,778
5.28% , 04/02/50 ................... 729 657,382
7.08% , 08/02/53 ................... 1,128 1,278,887
Reynolds American, Inc.
7.00% , 08/04/41 ................... 51 53,348
5.85% , 08/15/45 ................... 951 935,630
5,601,726
Trading Companies & Distributors — 0.0%
FTAI Aviation Investors LLC, 7.00%, 05/01/31
(b)
100 105,309
Herc Holdings, Inc., 7.25%, 06/15/33
(b)
...... 100 106,038
United Rentals North America, Inc., 3.88%,
02/15/31 ....................... 100 95,371
WESCO Distribution, Inc., 6.38%, 03/15/29
(b)
.. 100 103,267
409,985
Transportation Infrastructure — 0.1%
(e)
DP World Ltd., 6.85%, 07/02/37 .......... 270 305,354
TAV Havalimanlari Holding A/S, 8.50%, 12/07/28 317 330,472
635,826
Wireless Telecommunication Services — 0.3%
Maya SAS, 6.88%, 04/15/31
(e)
........... EUR 100 125,359
Rogers Communications, Inc., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.59%), 5.25%, 03/15/82
(a) (b)
.... USD 100 99,957
SoftBank Group Corp.
(e)
5.25% , 10/10/29 ................... EUR 100 119,305
6.38% , 07/10/33 ................... 200 241,051
Telefonica Europe BV, (EUAMDB08 + 3.62%),
6.75%
(a) (e) (i)
..................... 100 129,850
T-Mobile USA, Inc.
3.88% , 04/15/30 ................... USD 664 652,961
2.25% , 11/15/31 ................... 56 49,599
2.70% , 03/15/32 ................... 532 478,281
3.60% , 11/15/60 ................... 67 44,512
5.80% , 09/15/62 ................... 848 834,656
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
Vmed O2 UK Financing I plc
4.75% , 07/15/31
(b)
.................. USD 200 $ 184,643
5.63% , 04/15/32
(e)
.................. EUR 100 118,158
Vodafone Group plc, (5-Year USD Swap Semi +
4.87%), 7.00%, 04/04/79
(a)
............ USD 100 105,931
WOM Chile Holdco SpA, 5.00%, (5.00% Cash or
5.00% PIK), 04/01/32
(a) (b) (h) (m)
........... 46 41,895
WOM Mobile SA, 12.50%, (12.50% Cash or
12.50% PIK), 04/01/31
(a) (b) (h)
........... 2 1,838
3,227,996
Total Corporate Bonds — 29 .1%
(Cost: $ 279,326,262 ) .............................. 282,394,023
Floating Rate Loan Interests
Beverages — 0.0%
Cirkul Sr Sec, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 4.00% Floor + 7.50%),
15.09%
,
04/23/28
(a) (c)
................ 197 153,146
Capital Markets — 0.0%
Usavflow II Ltd., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 6.50%),
10.27%
,
09/10/29
(a) (c)
................ 87 87,737
Diversified Telecommunication Services — 0.0%
ITG Communications LLC, 1st Lien Term Loan ,
(6-mo. CME Term SOFR at 0.00% Floor +
4.75%), 8.95%
,
07/09/31
(a)
............ 236 227,740
Electric Utilities — 0.0%
(a)
OH Partners LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.47%
,
11/12/32
(c)
.................. 70 69,650
West Deptford Energy Holdings LLC, 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 7.72%
,
07/26/32 ........ 97 95,691
165,341
Energy Equipment & Services — 0.0%
Stakeholder Midstream LLC, 1st Lien Term Loan ,
(6-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.04%
,
01/02/31
(a)
............ 242 243,151
Financial Services — 0.0%
(a)
Al Mansart (Luxembourg) Bidco SCS, 1st Lien
Term Loan , (6-mo. CME Term SOFR +
5.25%), 9.12%
,
09/01/28
(c)
............ 32 31,529
Al Mansart (Luxembourg) Bidco SCS, 1st Lien
Term Loan A , (6-mo. CME Term SOFR at
0.00% Floor + 5.25%), 9.12%
,
09/01/28
(c)
.. 48 47,778
CPV Fairview LLC, 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.17%
,
08/14/31 ................... 88 88,082
Hunterstown Generation LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.00%
,
11/06/31 ............ 73 72,817
240,206

Schedule of Investments
(continued)
December 31, 2025
BlackRock Total Return V.I. Fund
Schedule of Investments
19
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure — 0.1%
(a)
Bally's Corp., Facility 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.37%
,
10/02/28 ............. USD 369 $ 363,614
Peninsula Pacific Entertainment LLC, Facility 1st
Lien Term Loan B , (3-mo. CME Term SOFR at
0.00% Floor + 4.75%), 8.42%
,
10/01/32
(c)
.. 178 178,637
542,251
Media — 0.1%
(a)
DirecTV Financing LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.75% Floor +
5.50%), 9.34%
,
02/17/31 ............. 170 169,358
ECL Entertainment LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.72%
,
08/30/30 ............. 208 207,335
376,693
Oil, Gas & Consumable Fuels — 0.0%
CVR CHC LP, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
8.00%
,
12/30/27
(a) (c)
................. 227 227,355
Technology Hardware, Storage & Peripherals — 0.0%
Xerox Corp., 1st Lien Term Loan , 11/19/29
(a) (n)
.. 35 29,838
Total Floating Rate Loan Interests — 0 .2%
(Cost: $ 2,319,722 ) ............................... 2,293,458
Foreign Agency Obligations
Argentina — 0.0%
YPF SA , 9.50% , 01/17/31
(b)
.............. 45 47,939
Colombia — 0.0%
Ecopetrol SA , 7.75% , 02/01/32 ............ 93 95,284
France — 0.0%
Electricite de France SA (5-Year EURIBOR ICE
Swap Rate + 3.28%), 5.63%
(a) (e) (i)
........ EUR 200 244,681
Hungary — 0.0%
MVM Energetika Zrt. , 6.50% , 03/13/31
(e)
..... USD 396 417,780
Mexico — 0.1%
Petroleos Mexicanos
6.84% , 01/23/30 ................... 152 154,417
5.95% , 01/28/31 ................... 185 179,061
6.70% , 02/16/32 ................... 16 15,954
10.00% , 02/07/33 .................. 10 11,560
6.38% , 01/23/45 ................... 118 94,745
455,737
Morocco — 0.1%
OCP SA
6.75% , 05/02/34
(b)
.................. 200 215,690
6.75% , 05/02/34
(e)
.................. 321 346,182
561,872
Saudi Arabia — 0.0%
SRC Sukuk Ltd. , 4.38% , 04/02/29
(e)
........ 200 199,921
Venezuela — 0.0%
Petroleos de Venezuela SA
(e)
6.00% , 11/15/26
(a) (g) (j)
................ 50 11,625
9.75% , 05/17/35 ................... 57 14,763
26,388
Total Foreign Agency Obligations — 0 .2%
(Cost: $ 2,007,387 ) ............................... 2,049,602
Security
Par (000)
Par (000) Value
Foreign Government Obligations
Argentina — 0.0%
Argentine Republic (The)
1.00% , 07/09/29 ................... USD 7 $ 6,419
4.12% , 07/09/35
(d)
.................. 61 45,384
3.50% , 07/09/41
(d)
.................. 58 40,136
91,939
Barbados — 0.0%
Barbados Government Bond , 8.00% , 06/26/35
(b)
41 43,216
Brazil — 0.1%
Federative Republic of Brazil
10.00% , 01/01/27 .................. BRL 3 453,977
6.00% , 08/15/30 ................... 1 466,467
920,444
China — 0.0%
People's Republic of China
2.11% , 08/25/34 ................... CNY 940 137,495
1.92% , 07/15/45 ................... 560 75,135
212,630
Colombia — 0.1%
Republic of Colombia
5.75% , 11/03/27 ................... COP 2,052,100 490,770
7.75% , 09/18/30 ................... 2,356,500 510,936
1,001,706
Costa Rica — 0.0%
Republic of Costa Rica , 7.16% , 03/12/45
(e)
.... USD 200 221,626
Czech Republic — 0.1%
Czech Republic
2.75% , 07/23/29 ................... CZK 4,660 218,097
4.50% , 11/11/32 ................... 3,910 192,113
4.20% , 12/04/36
(e)
.................. 1,450 68,068
478,278
Dominican Republic — 0.0%
Dominican Republic Government Bond , 10.50% ,
03/15/37
(b)
....................... DOP 8,000 135,915
Ecuador — 0.0%
Republic of Ecuador
(d)(e)
6.90% , 07/31/35 ................... USD 30 26,430
5.00% , 07/31/40 ................... 59 45,826
72,256
Egypt — 0.0%
Arab Republic of Egypt
24.46% , 10/01/27 .................. EGP 4,911 104,367
24.44% , 08/05/28 .................. 1,300 28,067
23.38% , 08/26/28 .................. 3,774 79,826
212,260
Ghana — 0.0%
Republic of Ghana
(d)
5.00% , 07/03/35
(b)
.................. USD 46 41,986
5.00% , 07/03/35
(e)
.................. 28 25,556
67,542
Hungary — 0.0%
Hungary Government Bond
4.00% , 07/25/29
(e)
.................. EUR 34 40,895
7.00% , 10/24/35 ................... HUF 42,450 131,508
172,403
India — 0.0%
Republic of India
6.79% , 10/07/34 ................... INR 15,790 177,258

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Total Return V.I. Fund
20
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
India (continued)
7.30% , 06/19/53 ................... INR 4,000 $ 44,543
7.09% , 08/05/54 ................... 7,700 83,315
305,116
Indonesia — 0.2%
Republic of Indonesia
7.00% , 05/15/27 ................... IDR 4,022,000 247,763
2.85% , 02/14/30 ................... USD 890 841,940
6.38% , 04/15/32 ................... IDR 2,008,000 123,286
8.25% , 06/15/32 ................... 276,000 18,578
7.00% , 02/15/33 ................... 3,983,000 252,117
6.63% , 05/15/33 ................... 1,454,000 89,915
6.75% , 07/15/35 ................... 768,000 48,340
7.13% , 06/15/38 ................... 2,485,000 159,181
3.05% , 03/12/51 ................... USD 641 428,867
2,209,987
Japan — 0.4%
Japan Government Bond
1.40% , 09/20/52 ................... JPY 37,000 154,326
2.30% , 12/20/54 ................... 349,850 1,793,428
2.40% , 03/20/55 ................... 202,750 1,063,104
3.20% , 09/20/55 ................... 42,900 265,627
3,276,485
Lebanon — 0.0%
Lebanese Republic
(e)(g)(j)
6.85% , 03/23/27 ................... USD 36 8,280
6.65% , 11/03/28 ................... 90 20,700
28,980
Malaysia — 0.1%
Malaysia Government Bond
4.05% , 04/18/39 ................... MYR 1,200 304,217
3.76% , 05/22/40 ................... 100 24,459
328,676
Mexico — 0.5%
Mex Bonos Desarr Fix Rt
7.00% , 09/03/26 ................... MXN 93 515,346
8.50% , 03/01/29 ................... 54 300,252
8.50% , 05/31/29 ................... 1 6,797
7.50% , 05/26/33 ................... 115 592,302
8.00% , 02/21/36 ................... 21 106,481
6.05% , 01/11/40 ................... USD 48 47,779
United Mexican States
2.66% , 05/24/31 ................... 1,538 1,370,358
4.50% , 01/31/50 ................... 1,451 1,097,682
7.38% , 05/13/55 ................... 200 215,200
4,252,197
Panama — 0.1%
Republic of Panama
3.88% , 03/17/28 ................... 347 340,754
4.50% , 04/01/56 ................... 718 537,782
878,536
Peru — 0.1%
Republic of Peru
6.85% , 08/12/35
(b)
.................. PEN 280 89,726
6.85% , 08/12/35
(e)
.................. 410 131,384
7.60% , 08/12/39
(e)
.................. 133 43,122
7.60% , 08/12/39
(b)
.................. 132 42,797
3.55% , 03/10/51 ................... USD 636 446,790
753,819
Security
Par (000)
Par (000) Value
Philippines — 0.3%
Republic of Philippines
3.00% , 02/01/28 ................... USD 516 $ 504,390
6.25% , 02/28/29 ................... PHP 7,350 127,334
6.38% , 07/27/30 ................... 10,260 178,254
6.00% , 08/20/30 ................... 76,800 1,313,262
6.38% , 04/28/35 ................... 27,800 483,466
3.20% , 07/06/46 ................... USD 829 594,808
3,201,514
Poland — 0.1%
Republic of Poland
5.75% , 04/25/29 ................... PLN 1,016 296,780
4.75% , 07/25/29 ................... 572 162,107
5.00% , 01/25/30 ................... 640 182,448
5.00% , 10/25/34 ................... 654 181,480
5.00% , 10/25/35 ................... 1,222 336,225
2.00% , 08/25/36 ................... 300 75,910
1,234,950
Republic of Turkiye — 0.0%
Republic of Turkiye (The)
31.08% , 11/08/28 .................. TRY 1,466 33,808
30.00% , 09/12/29 .................. 1,853 42,069
26.20% , 10/05/33 .................. 2,110 47,481
123,358
Romania — 0.0%
Romania Government Bond
5.25% , 05/30/32
(e)
.................. EUR 42 50,435
5.38% , 06/07/33
(b)
.................. 10 11,870
6.13% , 10/07/37
(b)
.................. 10 11,814
6.50% , 10/07/45
(b)
.................. 9 10,507
84,626
South Africa — 0.3%
Republic of South Africa
8.00% , 01/31/30 ................... ZAR 10,948 675,812
7.00% , 02/28/31 ................... 14,973 883,997
7.10% , 11/19/36
(e)
.................. USD 200 214,588
8.50% , 01/31/37 ................... ZAR 9,477 568,530
2,342,927
Sri Lanka — 0.0%
Sri Lanka Government Bond
(e)
4.00% , 04/15/28 ................... USD 7 6,990
3.60% , 06/15/35
(d)
.................. 32 24,273
31,263
Thailand — 0.1%
Kingdom of Thailand
2.50% , 11/17/29 ................... THB 19,264 639,219
2.41% , 03/17/35 ................... 5,912 200,310
2.98% , 06/17/45 ................... 6,300 221,610
4.00% , 06/17/55 ................... 137 5,746
1,066,885
Ukraine — 0.0%
Ukraine Government Bond
(d)
4.50% , 02/01/29
(e)
.................. USD 37 27,657
4.50% , 02/01/29
(b)
.................. 43 32,143
0.00% , 02/01/30
(b)
.................. 2 1,180
0.00% , 02/01/35
(b)
.................. 5 2,825
4.50% , 02/01/35
(b)
.................. 9 5,355
0.00% , 02/01/36
(e)
.................. 49 27,562
4.50% , 02/01/36
(b)
.................. 6 3,510
4.50% , 02/01/36
(e)
.................. 40 23,400
123,632

Schedule of Investments
(continued)
December 31, 2025
BlackRock Total Return V.I. Fund
Schedule of Investments
21
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Uruguay — 0.1%
Oriental Republic of Uruguay
4.38% , 10/27/27 ................... USD 119 $ 119,947
9.75% , 07/20/33 ................... UYU 1,234 35,487
8.00% , 10/29/35 ................... 3,976 104,917
5.10% , 06/18/50 ................... USD 534 504,160
764,511
Venezuela — 0.0%
Bolivarian Republic of Venezuela , 11.95% ,
08/05/31
(e) (g) (j)
..................... 64 20,352
Total Foreign Government Obligations — 2 .6%
(Cost: $ 26,201,516 ) ............................... 24,658,029
Shares
Shares
Investment Companies
BlackRock Allocation Target Shares - BATS
Series A , Class A
(o)
.................. 14,408,518 138,033,600
Total Investment Companies — 14 .2%
(Cost: $ 144,284,000 ) .............................. 138,033,600
Par (000)
Par (000)
Municipal Bonds
California — 0 .2%
Bay Area Toll Authority , Series 2010S-1 , RB ,
7.04% , 04/01/50 ................... 400 456,740
Los Angeles Community College District , Series
2010E , GO , 6.60% , 08/01/42 ........... 110 119,197
State of California
Series 2018 , GO , 4.60% , 04/01/38 ....... 1,215 1,237,237
Series 2009 , GO , 7.55% , 04/01/39 ....... 65 78,882
University of California , Series 2012AD , RB ,
4.86% , 05/15/2112 .................. 75 62,239
1,954,295
Georgia — 0.0%
Municipal Electric Authority of Georgia , Series
2010-A , RB , 6.64% , 04/01/57 .......... 52 56,235
Illinois — 0 .1%
State of Illinois , Series 2003 , GO ,
5.10% , 06/01/33 ................... 886 907,663
Louisiana — 0 .1%
Louisiana Local Government Environmental
Facilities & Community Development
Authority , Series 2022A , RB , 4.15% , 02/01/33 620 620,483
New Jersey — 0 .1%
New Jersey Turnpike Authority , Series 2009F ,
RB , 7.41% , 01/01/40 ................ 317 379,938
New York — 0.0%
Metropolitan Transportation Authority , Series
2010A , RB , 6.67% , 11/15/39 ........... 195 212,295
New York City Municipal Water Finance Authority
Series 2010EE , RB , 6.01% , 06/15/42 ..... 105 108,737
Series 2011CC , RB , 5.88% , 06/15/44 ..... 155 157,536
New York State Dormitory Authority , Series
2010H , RB , 5.39% , 03/15/40 ........... 60 60,479
Port Authority of New York & New Jersey
Series 2010-165 , RB , 5.65% , 11/01/40 .... 120 127,852
Series 2014-181 , RB , 4.96% , 08/01/46 .... 195 181,753
848,652
Security
Par (000)
Par (000) Value
Ohio — 0.0%
American Municipal Power, Inc. , Series 2010A ,
RB , 8.08% , 02/15/50 ................ USD 135 $ 169,731
Texas — 0 .1%
City of San Antonio Electric & Gas Systems ,
Series 2010A , RB , 5.81% , 02/01/41 ...... 215 221,713
Port of Beaumont Navigation District , Series
2024B , RB , 10.00% , 07/01/26
(b)
......... 310 311,208
State of Texas , Series 2009A , GO ,
5.52% , 04/01/39 ................... 323 331,384
864,305
Total Municipal Bonds — 0 .6%
(Cost: $ 6,253,593 ) ............................... 5,801,302
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.8%
A&D Mortgage Trust
(b)
Series 2024-NQM5, Class A1, 5.70%,
11/25/69 ...................... 104 104,658
Series 2024-NQM5, Class M1, 6.52%,
11/25/69
(a)
..................... 100 101,279
Series 2025-NQM2, Class A1, 5.79%,
06/25/70
(a)
..................... 154 155,350
ACRA Trust, Series 2024-NQM1, Class A1,
5.61%, 10/25/64
(b) (d)
................. 282 283,446
Alternative Loan Trust
Series 2005-22T1, Class A1, (1-mo. CME
Term SOFR at 0.35% Floor and 5.42%
Cap + 0.46%), 4.20%, 06/25/35
(a)
...... 89 78,652
Series 2005-76, Class 2A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 1.00% Floor + 1.00%), 5.03%,
02/25/36
(a)
..................... 11 10,123
Series 2006-11CB, Class 3A1, 6.50%,
05/25/36 ...................... 47 21,043
Series 2006-15CB, Class A1, 6.50%, 06/25/36 8 3,355
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 1.73% Floor and 2.00% Cap
+ 1.73%), 5.76%, 11/25/46
(a)
......... 42 35,349
Series 2006-OA16, Class A4C, (1-mo. CME
Term SOFR at 0.68% Floor + 0.79%),
4.53%, 10/25/46
(a)
................ 99 75,426
Series 2006-OA8, Class 1A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
4.23%, 07/25/46
(a)
................ 6 5,341
Series 2006-OC10, Class 2A3, (1-mo. CME
Term SOFR at 0.46% Floor + 0.57%),
4.31%, 11/25/36
(a)
................ 54 49,903
Series 2006-OC7, Class 2A3, (1-mo. CME
Term SOFR at 0.50% Floor + 0.61%),
4.35%, 07/25/46
(a)
................ 48 44,048
Series 2007-3T1, Class 1A1, 6.00%, 04/25/37 9 3,856
Series 2007-OA3, Class 1A1, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.13%, 04/25/47
(a)
................ 11 9,929
American Home Mortgage Assets Trust
(a)
Series 2006-3, Class 2A11, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.94% Floor + 0.94%), 4.97%,
10/25/46 ...................... 39 25,886
Series 2006-4, Class 1A12, (1-mo. CME Term
SOFR at 0.32% Floor + 0.32%), 4.06%,
10/25/46 ...................... 44 21,869

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Total Return V.I. Fund
22
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2007-1, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.70% Floor + 0.70%), 4.73%,
02/25/47 ...................... USD 49 $ 16,591
Angel Oak Mortgage Trust
(b)(d)
Series 2023-7, Class A1, 4.80%, 11/25/67 .. 221 220,050
Series 2024-10, Class A1, 5.35%, 10/25/69 . 85 85,578
Series 2024-11, Class A1, 5.70%, 08/25/69 . 137 138,663
Series 2025-1, Class A1, 5.69%, 01/25/70 .. 360 363,788
Series 2025-2, Class A1, 5.64%, 02/25/70 .. 286 288,700
Series 2025-8, Class A1, 5.41%, 07/25/70 .. 383 386,002
APS Resecuritization Trust, Series 2016-1, Class
1MZ, 2.97%, 07/31/57
(a) (b)
............. 274 102,236
Atlas Funding plc, Series 2025-2, Class E,
(Sterling Overnight Index Average at 0.00%
Floor + 3.07%), 6.81%, 07/20/67
(a) (e)
...... GBP 100 134,604
Banc of America Funding Corp., Series 2015-R3,
Class 1A2, 2.63%, 03/27/36
(a) (b)
......... USD 87 74,368
Banc of America Funding Trust, Series 2014-R2,
Class 1C, 0.00%, 11/26/36
(a) (b)
.......... 114 39,588
Barclays Mortgage Loan Trust, Series 2025-
NQM3, Class B1, 7.60%, 05/25/65
(a) (b)
..... 100 101,855
Bear Stearns Mortgage Funding Trust
(a)
Series 2006-SL1, Class A1, (1-mo. CME Term
SOFR at 0.28% Floor and 11.00% Cap +
0.39%), 4.13%, 08/25/36 ........... 8 7,596
Series 2007-AR2, Class A1, (1-mo. CME Term
SOFR at 0.34% Floor and 10.50% Cap +
0.45%), 4.19%, 03/25/37 ........... 58 53,762
Series 2007-AR3, Class 1A1, (1-mo. CME
Term SOFR at 0.28% Floor and 10.50%
Cap + 0.39%), 4.13%, 03/25/37 ....... 7 7,047
Series 2007-AR4, Class 1A1, (1-mo. CME
Term SOFR at 0.40% Floor and 10.50%
Cap + 0.51%), 4.25%, 09/25/47 ....... 25 23,341
Series 2007-AR4, Class 2A1, (1-mo. CME
Term SOFR at 0.21% Floor and 10.50%
Cap + 0.32%), 4.06%, 06/25/37 ....... 8 7,842
Bletchley Park Funding plc
(a)(e)
Series 2025-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.88%),
5.60%, 01/27/70 ................. GBP 100 135,336
Series 2025-1, Class E, (Sterling Overnight
Index Average at 0.00% Floor + 3.38%),
7.10%, 01/27/70 ................. 100 134,934
BRAVO Residential Funding Trust
(b)
Series 2023-NQM6, Class B1, 7.98%,
09/25/63
(a)
..................... USD 151 152,678
Series 2025-NQM2, Class A1, 5.68%,
11/25/64
(d)
..................... 344 347,362
CAFL Issuer LLC, Series 2024-RTL1, Class A1,
6.75%, 11/28/31
(b) (d)
................. 173 175,332
CFMT LLC, Series 2024-R1, Class A1, 4.00%,
10/25/54
(b) (d)
...................... 109 107,551
Chase Mortgage Finance Trust, Series 2007-S6,
Class 1A1, 6.00%, 12/25/37 ........... 653 254,354
CHL Mortgage Pass-Through Trust
Series 2006-17, Class A6, 6.00%, 12/25/36 . 12 5,230
Series 2006-OA4, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.96% Floor + 0.96%), 4.99%,
04/25/46
(a)
..................... 128 34,691
Series 2006-OA5, Class 3A1, (1-mo. CME
Term SOFR at 0.40% Floor + 0.51%),
4.25%, 04/25/46
(a)
................ 12 10,684
Series 2007-15, Class 2A2, 6.50%, 09/25/37 172 60,214
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2007-9, Class A1, 5.75%, 07/25/37 .. USD 56 $ 24,716
Series 2007-9, Class A11, 5.75%, 07/25/37 . 30 13,505
Citicorp Mortgage Securities Trust
Series 2007-9, Class 1A1, 6.25%, 12/25/37 . 28 26,782
Series 2008-2, Class 1A1, 6.50%, 06/25/38 . 42 36,014
COLT Mortgage Loan Trust
(b)
Series 2021-5, Class A1, 1.73%, 11/26/66
(a)
. 203 185,020
Series 2024-6, Class A1, 5.39%, 11/25/69
(d)
. 87 87,666
Series 2025-11, Class A1, 5.05%, 11/25/70
(a)
311 311,877
Series 2025-12, Class B1, 6.86%, 01/26/71
(a)
128 127,319
Series 2025-7, Class A1, 5.47%, 06/25/70
(d)
. 387 391,054
Series 2025-8, Class A1, 5.48%, 08/25/70
(d)
. 192 193,411
Series 2025-8, Class B1, 7.10%, 08/25/70
(a)
. 100 101,142
Credit Suisse Mortgage Capital Certificates,
Series 2009-12R, Class 3A1, 6.50%,
10/27/37
(b)
....................... 281 106,295
Cross Mortgage Trust
(b)
Series 2023-H2, Class A1A, 7.13%,
11/25/68
(d)
..................... 77 77,541
Series 2024-H7, Class A1, 5.59%, 11/25/69
(a)
316 318,325
Series 2025-H1, Class A1, 5.74%, 02/25/70
(a)
876 884,588
Series 2025-H1, Class M1, 6.48%, 02/25/70
(a)
173 175,136
Series 2025-H4, Class A1, 5.60%, 06/25/70
(a)
146 147,587
Series 2025-H8, Class A1A, 5.00%,
11/25/70
(d)
..................... 744 745,290
CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10, Class 10A1,
(1-mo. CME Term SOFR at 1.35% Floor and
6.25% Cap + 1.46%), 5.20%, 11/25/35
(a)
... 41 8,241
CSMC Trust
(a)(b)
Series 2022-NQM3, Class A1B, 4.26%,
03/25/67 ...................... 168 166,932
Series 2022-NQM6, Class PT, 8.83%,
12/25/67 ...................... 282 282,144
Deephaven Residential Mortgage Trust
(b)
Series 2024-1, Class A1, 5.74%, 07/25/69
(d)
. 88 88,979
Series 2025-INV1, Class A1, 5.09%,
11/25/60
(a)
..................... 588 589,183
Series 2025-INV1, Class B1, 6.68%,
11/25/60
(a)
..................... 100 100,012
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA4, Class A2A, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%), 4.19%,
08/25/47
(a)
....................... 80 74,484
Deutsche Alt-B Securities Mortgage Loan
Trust, Series 2006-AB3, Class A8, 6.36%,
07/25/36
(a)
....................... 6 4,972
Easy Street Mortgage Loan Trust, Series 2025-
RTL2, Class A1, 5.61%, 10/25/40
(b) (d)
...... 111 112,139
Edenbrook Mortgage Funding plc, Series 2024-1,
Class C, (Sterling Overnight Index Average at
0.00% Floor + 1.95%), 5.68%, 03/22/57
(a) (e)
. GBP 99 135,450
EFMT
(b)
Series 2025-NQM5, Class A1, 0.00%,
11/25/70
(a)
..................... USD 771 772,397
Series 2025-NQM6, Class A1A, 5.00%,
12/25/70
(d)
..................... 248 248,143
Ellington Financial Mortgage Trust
(b)(d)
Series 2024-NQM1, Class A1A, 5.71%,
11/25/69 ...................... 151 152,268
Series 2025-INV1, Class A1, 5.63%, 03/25/70 232 234,141
Series 2025-INV2, Class A1, 5.39%, 05/26/70 296 298,362
Series 2025-INV3, Class A1, 5.44%, 07/25/70 572 576,662
Elstree 1st plc, Series 252-1ST, Class E, (Sterling
Overnight Index Average at 0.00% Floor +
2.88%), 6.61%, 10/21/65
(a) (e)
........... GBP 100 133,572

Schedule of Investments
(continued)
December 31, 2025
BlackRock Total Return V.I. Fund
Schedule of Investments
23
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Gaea Mortgage Loan Trust, Series 2025-A, Class
A, 6.75%, 02/25/30
(a) (b)
............... USD 69 $ 67,772
GCAT Trust, Series 2025-NQM4, Class A1,
0.00%, 06/25/70
(b) (d)
................. 431 435,362
GreenPoint Mortgage Funding Trust, Series
2006-AR2, Class 4A1, (Federal Reserve US
12 Month Cumulative Average 1 Year CMT
at 2.00% Floor and 10.50% Cap + 2.00%),
6.03%, 03/25/36
(a)
.................. 11 10,163
GS Mortgage-Backed Securities Corp. Trust,
Series 2025-NQM6, Class A1, 0.05%,
11/25/29
(b) (d)
...................... 300 299,788
GS Mortgage-Backed Securities Trust
(b)(d)
Series 2025-DSC2, Class A1, 5.04%,
01/25/66 ...................... 297 297,482
Series 2025-NQM5, Class A1, 5.01%,
07/25/65 ...................... 361 361,233
GSMPS Mortgage Loan Trust
(a)(b)
Series 2005-RP1, Class 1AF, (1-mo. CME
Term SOFR at 0.35% Floor + 0.46%),
4.20%, 01/25/35 ................. 24 20,871
Series 2005-RP2, Class 1AF, (1-mo. CME
Term SOFR at 0.35% Floor + 0.46%),
4.20%, 03/25/35 ................. 27 25,608
Series 2006-RP1, Class 1AF1, (1-mo. CME
Term SOFR at 0.35% Floor and 9.15%
Cap + 0.46%), 4.20%, 01/25/36 ....... 23 18,224
GSR Mortgage Loan Trust, Series 2007-1F,
Class 2A4, 5.50%, 01/25/37 ........... 1 1,499
HarborView Mortgage Loan Trust
(a)
Series 2005-1, Class 1A, (1-mo. CME Term
SOFR at 0.64% Floor + 0.75%), 4.49%,
03/19/35 ...................... 48 23,303
Series 2007-4, Class 2A2, (1-mo. CME Term
SOFR at 0.00% Floor and 10.00% Cap +
0.61%), 4.10%, 07/19/37 ........... 68 66,910
Homes Trust
(b)
Series 2024-NQM2, Class A1, 5.72%,
10/25/69
(d)
..................... 529 533,924
Series 2025-NQM2, Class A1, 5.42%,
02/25/70
(d)
..................... 755 759,862
Series 2025-NQM5, Class A1, 5.03%,
09/25/70
(a)
..................... 291 291,426
Series 2025-NQM5, Class B1, 6.79%,
09/25/70
(a)
..................... 100 100,669
Impac Secured Assets Trust, Series 2006-3,
Class A1, (1-mo. CME Term SOFR at 0.34%
Floor + 0.45%), 4.19%, 11/25/36
(a)
....... 40 36,673
IndyMac INDX Mortgage Loan Trust
(a)
Series 2006-AR41, Class A3, (1-mo. CME
Term SOFR at 0.36% Floor and 11.00%
Cap + 0.47%), 4.21%, 02/25/37 ....... 33 32,524
Series 2007-AR19, Class 3A1, 3.83%,
09/25/37 ...................... 62 39,942
Series 2007-FLX5, Class 2A2, (1-mo. CME
Term SOFR at 0.48% Floor + 0.59%),
4.33%, 08/25/37 ................. 63 59,075
J.P. Morgan Mortgage Trust
(b)
Series 2024-VIS1, Class B2, 8.06%,
07/25/64
(a)
..................... 150 151,021
Series 2024-VIS2, Class B1, 7.71%,
11/25/64
(a)
..................... 133 135,126
Series 2025-NQM2, Class A1, 5.57%,
09/25/65
(a)
..................... 558 562,756
Series 2025-NQM5, Class A1LC, 5.02%,
05/25/65
(d)
..................... 250 249,253
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2025-VIS1, Class M1, 6.41%,
08/25/55
(a)
..................... USD 250 $ 253,520
MASTR Resecuritization Trust, Series 2008-3,
Class A1, 3.96%, 08/25/37
(a) (b)
.......... 13 3,925
Merrill Lynch Alternative Note Asset Trust, Series
2007-OAR2, Class A2, (1-mo. CME Term
SOFR at 0.42% Floor + 0.53%), 4.27%,
04/25/37
(a)
....................... 72 58,001
MFA Trust
(b)(d)
Series 2024-NPL1, Class A1, 6.33%, 09/25/54 207 207,615
Series 2025-NQM3, Class A1, 5.26%,
08/25/70 ...................... 881 883,614
Miltonia Mortgage
Finance
SRL, Series 1, Class
B, (3-mo. EURIBOR at 0.00% Floor + 1.30%),
3.36%, 04/28/62
(a) (e)
................. EUR 100 117,729
Morgan Stanley Residential Mortgage Loan
Trust
(a)(b)
Series 2025-DSC2, Class A1, (1M Sofr +
0.00%), 5.44%, 07/25/70 ........... USD 755 762,755
Series 2025-NQM1, Class A1, 5.74%,
11/25/69 ...................... 323 326,118
Series 2025-NQM1, Class M1, 6.50%,
11/25/69 ...................... 440 445,854
Mortgage Loan Resecuritization Trust, Series
2009-RS1, Class A85, (1-mo. CME Term
SOFR at 0.34% Floor and 9.00% Cap +
0.45%), 4.33%, 04/16/36
(a) (b)
........... 110 108,378
New Residential Mortgage Loan Trust
(b)
Series 2019-2A, Class A1, 4.25%, 12/25/57
(a)
23 22,481
Series 2024-NQM3, Class B1, 7.15%,
11/25/64
(a)
..................... 170 173,408
Series 2025-NQM1, Class A1, 5.64%,
01/25/65
(d)
..................... 211 214,108
Series 2025-NQM1, Class M1, 6.47%,
01/25/65
(a)
..................... 100 102,606
Series 2025-NQM4, Class A1, 5.35%,
07/25/65
(a)
..................... 176 177,127
Series 2025-NQM4, Class B1, 7.02%,
07/25/65
(a)
..................... 105 104,870
Series 2025-NQM5, Class A1, 5.11%,
08/25/65
(a)
..................... 171 171,272
Nomura Asset Acceptance Corp. Alternative Loan
Trust, Series 2007-2, Class A4, (1-mo. CME
Term SOFR at 0.84% Floor + 0.95%), 4.69%,
06/25/37
(a)
....................... 8 6,742
NRZT, Series 2025-NQM6, Class A1, 5.09%,
10/25/65
(a) (b)
...................... 403 404,259
NYMT Loan Trust, Series 2024-INV1, Class A1,
5.38%, 06/25/69
(a) (b)
................. 85 85,425
OBX Trust, Series 2025-NQM3, Class A1, 5.65%,
12/01/64
(b) (d)
...................... 200 202,217
PRKCM Trust, Series 2023-AFC1, Class B1,
7.40%, 02/25/58
(a) (b)
................. 498 496,372
PRPM Trust
(b)
Series 2024-NQM1, Class B1, 7.40%,
12/25/68
(a)
..................... 148 149,341
Series 2025-NQM1, Class A1, 5.80%,
11/25/69
(d)
..................... 170 171,493
Series 2025-NQM1, Class M1A, 6.64%,
11/25/69
(a)
..................... 100 101,633
Series 2025-NQM2, Class A1, 5.69%,
04/25/70
(d)
..................... 477 480,849
Series 2025-NQM3, Class A1, 5.61%,
05/25/70
(a)
..................... 581 584,865
Series 2025-NQM5, Class A1A, 5.18%,
10/25/70
(d)
..................... 241 241,551

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Total Return V.I. Fund
24
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2025-NQM6, Class A1, 4.99%,
12/25/70
(a)
..................... USD 281 $ 280,547
Rain City Mortgage Trust, Series 2024-RTL1,
Class A1, 6.53%, 09/25/29
(a) (b)
.......... 100 101,182
RALI Trust, Series 2007-QH9, Class A1, 4.08%,
11/25/37
(a)
....................... 19 15,506
RCKT Mortgage Trust, Series 2024-CES8, Class
A1A, 5.49%, 11/25/44
(b) (d)
............. 87 87,263
Reperforming Loan REMIC Trust, Series 2005-
R3, Class AF, (1-mo. CME Term SOFR at
0.40% Floor and 9.50% Cap + 0.51%), 4.25%,
09/25/35
(a) (b)
...................... 2 1,278
RFMSI Trust, Series 2006-SA4, Class 2A1,
5.43%, 11/25/36
(a)
.................. 39 32,729
Santander Mortgage Asset Receivable Trust
(b)
Series 2025-NQM2, Class A1, 5.73%,
02/25/65
(d)
..................... 124 125,235
Series 2025-NQM6, Class A1, 5.14%,
11/25/65
(a)
..................... 183 183,058
SG Residential Mortgage Trust, Series 2025-1,
Class ALCF, 5.23%, 12/25/65
(b)
......... 100 99,997
Structured Adjustable Rate Mortgage Loan Trust,
Series 2006-3, Class 4A, 4.06%, 04/25/36
(a)
. 33 17,034
Structured Asset Mortgage Investments II Trust
(a)
Series 2006-AR4, Class 3A1, (1-mo. CME
Term SOFR at 0.38% Floor and 10.50%
Cap + 0.49%), 4.23%, 06/25/36 ....... 47 42,496
Series 2006-AR5, Class 2A1, (1-mo. CME
Term SOFR at 0.42% Floor and 10.50%
Cap + 0.53%), 4.27%, 05/25/46 ....... 28 19,830
Toorak Mortgage Trust, Series 2024-2, Class A1,
6.33%, 10/25/31
(b) (d)
................. 100 100,472
Verus Securitization Trust
(b)
Series 2021-8, Class A1, 2.82%, 11/25/66
(a)
. 185 171,933
Series 2023-2, Class B1, 7.42%, 03/25/68
(a)
. 289 289,183
Series 2023-3, Class B1, 7.71%, 03/25/68
(a)
. 100 100,250
Series 2025-12, Class A1LC, 5.11%,
12/25/70
(d)
..................... 140 140,334
Series 2025-5, Class A1, 5.43%, 06/25/70
(d)
. 403 406,009
Series 2025-6, Class A1, 5.42%, 07/25/70
(d)
. 944 951,908
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
Series 2006-4, Class 1A1, 6.00%, 04/25/36 . 30 28,028
Series 2006-4, Class 3A1, 7.00%, 05/25/36
(d)
20 17,421
27,281,126
Commercial Mortgage-Backed Securities — 4.0%
1301 Trust
(a)(b)
Series 2025-1301, Class A, 5.06%, 08/11/42 55 55,678
Series 2025-1301, Class E, 7.24%, 08/11/42 34 34,266
Series 2025-1301, Class F, 8.10%, 08/11/42 431 441,084
1345T, Series 2025-AOA, Class A, (1-mo. CME
Term SOFR at 1.60% Floor + 1.60%), 5.35%,
06/15/42
(a) (b)
...................... 255 255,793
245 Park Avenue Trust, Series 2017-245P, Class
E, 3.66%, 06/05/37
(a) (b)
............... 200 191,409
280 Park Avenue Mortgage Trust
(a)(b)
Series 2017-280P, Class D, (1-mo. CME Term
SOFR at 1.79% Floor + 1.84%), 5.61%,
09/15/34 ...................... 100 99,046
Series 2017-280P, Class E, (1-mo. CME Term
SOFR at 2.37% Floor + 2.42%), 6.20%,
09/15/34 ...................... 137 135,366
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (1-mo. CME Term SOFR at 2.23%
Floor + 2.27%), 6.02%, 04/15/35
(a) (b)
...... 19 18,857
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Atrium Hotel Portfolio Trust
(a)(b)
Series 2024-ATRM, Class A, 5.41%, 11/10/29 USD 350 $ 357,013
Series 2024-ATRM, Class E, 9.21%, 11/10/29 72 73,299
Series 2025-ATRM, Class A, (1-mo. CME
Term SOFR at 1.65% Floor + 1.65%),
5.40%, 08/15/42 ................. 133 133,138
Series 2025-ATRM, Class F, (1-mo. CME
Term SOFR at 5.50% Floor + 5.50%),
9.25%, 08/15/42 ................. 141 140,781
Series 2025-ATRM, Class G, (1-mo. CME
Term SOFR at 6.75% Floor + 6.75%),
10.50%, 08/15/42 ................ 20 19,970
BAHA Trust
(a)(b)
Series 2024-MAR, Class A, 5.97%, 12/10/41 1,440 1,490,441
Series 2024-MAR, Class B, 6.84%, 12/10/41 223 233,382
Series 2024-MAR, Class C, 7.52%, 12/10/41 546 571,938
BANK, Series 2021-BN35, Class C, 2.90%,
06/15/64
(a)
....................... 153 130,234
BAY Mortgage Trust, Series 2025-LIVN, Class
A, (1-mo. CME Term SOFR at 1.80% Floor +
1.80%), 5.55%, 05/15/35
(a) (b)
........... 293 293,204
Bayview Commercial Asset Trust
(a)(b)
Series 2005-4A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.56%), 4.52%,
01/25/36 ...................... 17 16,114
Series 2005-4A, Class M1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.79%), 4.74%,
01/25/36 ...................... 12 11,789
Series 2006-1A, Class A2, (1-mo. CME Term
SOFR at 0.00% Floor + 0.65%), 4.39%,
04/25/36 ...................... 4 3,790
Series 2006-3A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.49%), 4.22%,
10/25/36 ...................... 5 4,737
Series 2006-3A, Class A2, (1-mo. CME Term
SOFR at 0.00% Floor + 0.56%), 4.30%,
10/25/36 ...................... 4 3,945
Series 2007-2A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.52%), 4.25%,
07/25/37 ...................... 12 10,883
Series 2007-4A, Class A1, (1-mo. CME Term
SOFR at 0.68% Floor + 0.79%), 4.52%,
09/25/37 ...................... 49 46,530
BBCMS Mortgage Trust
Series 2018-TALL, Class A, (1-mo. CME Term
SOFR at 0.87% Floor + 0.92%), 4.67%,
03/15/37
(a) (b)
.................... 35 33,131
Series 2025-C35, Class A5, 5.59%, 07/15/58
(a)
493 518,339
Series 2025-C35, Class AS, 5.84%,
07/15/58
(a)
..................... 70 73,174
Series 2025-C35, Class D, 4.50%, 07/15/58
(b)
70 57,924
BBCMS Trust, Series 2015-SRCH, Class A1,
3.31%, 08/10/35
(b)
.................. 27 26,924
Benchmark Mortgage Trust, Series 2020-B21,
Class A5, 1.98%, 12/17/53 ............ 43 38,040
BFLD Commercial Mortgage Trust
(a)(b)
Series 2024-UNIV, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.24%,
11/15/41 ...................... 160 160,100
Series 2024-UNIV, Class E, (1-mo. CME Term
SOFR at 3.64% Floor + 3.64%), 7.39%,
11/15/41 ...................... 104 104,165
Series 2025-5MW, Class A, 4.67%, 10/10/42 105 104,994
Series 2025-5MW, Class E, 7.91%, 10/10/42 147 150,701

Schedule of Investments
(continued)
December 31, 2025
BlackRock Total Return V.I. Fund
Schedule of Investments
25
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2025-660F, Class A, (1-mo. CME Term
SOFR at 1.50% Floor + 1.50%), 5.25%,
11/15/42 ...................... USD 957 $ 959,691
Series 2025-660F, Class D, (1-mo. CME Term
SOFR at 2.75% Floor + 2.75%), 6.50%,
11/15/42 ...................... 8 8,040
BHMS Commercial Mortgage Trust, Series 2025-
ATLS, Class A, (1-mo. CME Term SOFR at
1.85% Floor + 1.85%), 5.60%, 08/15/42
(a) (b)
. 348 349,308
BLP Commercial Mortgage Trust, Series 2024-
IND2, Class A, (1-mo. CME Term SOFR at
1.34% Floor + 1.34%), 5.09%, 03/15/41
(a) (b)
. 86 85,718
BPR Commercial Mortgage Trust
(a)(b)
Series 2024-PARK, Class A, 5.22%, 11/05/39 100 101,921
Series 2025-STAR, Class A, 4.95%, 11/05/42 250 251,456
BPR Mortgage Trust, Series 2023-STON, Class
A, 7.50%, 12/05/39
(b)
................ 299 310,071
BPR Trust, Series 2024-PMDW, Class A, 5.36%,
11/05/41
(a) (b)
...................... 30 30,697
BRCK Trust
(a)(b)
Series 2025-830B, Class A, 4.96%, 12/10/42 156 156,041
Series 2025-830B, Class E, 7.51%, 12/10/42 499 498,530
Series 2025-830B, Class F, 8.40%, 12/10/42 150 150,032
BRES Commercial Mortgage Trust, Series
2025-ATCAP, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.24%,
11/15/42
(a) (b)
...................... 506 508,311
BWAY Mortgage Trust, Series 2013-1515, Class
C, 3.45%, 03/10/33
(b)
................ 105 96,446
BX Commercial Mortgage Trust
(a)(b)
Series 2023-XL3, Class A, (1-mo. CME Term
SOFR at 1.76% Floor + 1.76%), 5.51%,
12/09/40 ...................... 90 90,301
Series 2023-XL3, Class D, (1-mo. CME Term
SOFR at 3.59% Floor + 3.59%), 7.34%,
12/09/40 ...................... 124 124,138
Series 2024-AIRC, Class A, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 5.44%,
08/15/41 ...................... 234 234,485
Series 2024-GPA3, Class A, (1-mo. CME
Term SOFR at 1.29% Floor + 1.29%),
5.04%, 12/15/39 ................. 185 184,612
Series 2024-MDHS, Class A, (1-mo. CME
Term SOFR at 1.64% Floor + 1.64%),
5.39%, 05/15/41 ................. 619 619,793
Series 2024-PURE, Class A, (CAONREPO at
1.90% Floor + 1.90%), 4.15%, 11/15/41 . CAD 58 42,035
Series 2025-BCAT, Class A, (1-mo. CME Term
SOFR at 1.38% Floor + 1.38%), 5.13%,
08/15/42 ...................... USD 103 102,664
Series 2025-BCAT, Class E, (1-mo. CME Term
SOFR at 3.50% Floor + 3.50%), 7.25%,
08/15/42 ...................... 96 95,638
Series 2025-JDI, Class A, (1-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.15%,
11/15/42 ...................... 388 388,361
Series 2025-JDI, Class E, (1-mo. CME Term
SOFR at 3.40% Floor + 3.40%), 7.15%,
11/15/42 ...................... 100 100,248
Series 2025-SPOT, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%),
5.19%, 04/15/40 ................. 127 127,009
BX Trust
(a)(b)
Series 2025-ARIA, Class A, 5.03%, 12/13/42 470 474,261
Series 2025-LIFE, Class A, 5.88%, 06/13/47 149 152,371
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2025-OMG, Class A, (1-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.10%,
10/15/42 ...................... USD 318 $ 318,198
Series 2025-TAIL, Class A, (1-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.15%,
06/15/35 ...................... 121 121,000
Series 2025-TAIL, Class E, (1-mo. CME Term
SOFR at 3.30% Floor + 3.30%), 7.05%,
06/15/35 ...................... 66 65,956
Series 2025-VLT6, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.19%,
03/15/42 ...................... 1,124 1,122,427
Series 2025-VOLT, Class A, (1-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.45%,
12/15/44 ...................... 166 166,103
BXP Trust
(a)(b)
Series 2017-CC, Class D, 3.55%, 08/13/37 . 60 48,793
Series 2017-CC, Class E, 3.55%, 08/13/37 . 110 86,739
Series 2017-GM, Class D, 3.42%, 06/13/39 . 200 193,791
Series 2017-GM, Class E, 3.42%, 06/13/39 . 50 47,916
Cali, Series 2024-SUN, Class A, (1-mo. CME
Term SOFR at 1.89% Floor + 1.89%), 5.67%,
07/15/41
(a) (b)
...................... 311 311,384
Cassia SRL, Series 2022-1A, Class A, (3-mo.
EURIBOR at 2.50% Floor + 2.50%), 4.55%,
05/22/34
(a) (b)
...................... EUR 346 407,495
CD Mortgage Trust, Series 2017-CD3, Class A4,
3.63%, 02/10/50 ................... USD 30 29,282
CENT, Series 2025-CITY, Class A, 4.92%,
07/10/40
(a) (b)
...................... 560 566,811
CFK Trust, Series 2019-FAX, Class D, 4.64%,
01/15/39
(a) (b)
...................... 126 121,642
CHI Commercial Mortgage Trust
(a)(b)
Series 2025-110W, Class A, 5.10%, 12/13/40 178 178,288
Series 2025-110W, Class D, 6.63%, 12/13/40 275 275,979
CIP Commercial Mortgage Trust
(a)(b)
Series 2025-SBAY, Class A, (1-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.15%,
10/15/37 ...................... 885 885,822
Series 2025-SBAY, Class E, (1-mo. CME Term
SOFR at 3.75% Floor + 3.75%), 7.50%,
10/15/37 ...................... 124 124,192
Commercial Mortgage Trust
(b)
Series 2024-CBM, Class A2, 5.87%,
12/10/41
(a)
..................... 160 162,866
Series 2025-167G, Class A, 5.50%, 08/10/40 491 492,447
Series 2025-167G, Class E, 8.20%,
08/10/40
(a)
..................... 75 74,971
Series 2025-167G, Class F, 9.16%, 08/10/40
(a)
66 65,971
Series 2025-SBX, Class B, 5.55%, 08/10/41
(a)
93 93,367
CSMC Trust, Series 2017-TIME, Class A, 3.65%,
11/13/39
(b)
....................... 100 95,192
CSTL Commercial Mortgage Trust
(a)(b)
Series 2024-GATE, Class A, 4.76%, 11/10/41 370 372,354
Series 2025-GATE2, Class A, 4.56%,
11/10/42 ...................... 140 139,557
Series 2025-GATE2, Class D, 5.63%,
11/10/42 ...................... 100 99,774
DBC Mortgage Trust
(a)(b)
Series 2025-DBC, Class A, (1-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.10%,
11/15/42 ...................... 1,286 1,286,993
Series 2025-DBC, Class C, (1-mo. CME Term
SOFR at 2.05% Floor + 2.05%), 5.80%,
11/15/42 ...................... 113 113,000

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Total Return V.I. Fund
26
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
DGWD Trust, Series 2025-INFL, Class A, (1-mo.
CME Term SOFR at 1.60% Floor + 1.60%),
5.35%, 08/15/35
(a) (b)
................. USD 278 $ 278,930
DK Trust
(a)(b)
Series 2025-LXP, Class A, (1-mo. CME Term
SOFR at 1.59% Floor + 1.59%), 5.33%,
08/15/37 ...................... 159 159,247
Series 2025-LXP, Class D, (1-mo. CME Term
SOFR at 2.89% Floor + 2.89%), 6.63%,
08/15/37 ...................... 17 17,042
Durst Commercial Mortgage Trust
(a)(b)
Series 2025-151, Class A, 5.15%, 08/10/42 . 174 177,488
Series 2025-151, Class D, 6.79%, 08/10/42 . 100 103,294
EQT Trust, Series 2024-EXTR, Class A, 5.33%,
07/05/41
(a) (b)
...................... 848 867,777
Extended Stay America Trust, Series 2025-ESH,
Class A, (1-mo. CME Term SOFR at 1.30%
Floor + 1.30%), 5.05%, 10/15/42
(a) (b)
...... 185 185,289
Fontainebleau Miami Beach Mortgage Trust
(a)(b)
Series 2024-FBLU, Class A, (1-mo. CME Term
SOFR at 1.45% Floor + 1.45%), 5.20%,
12/15/39 ...................... 525 526,016
Series 2024-FBLU, Class G, (1-mo. CME
Term SOFR at 5.65% Floor + 5.65%),
9.40%, 12/15/39 ................. 155 156,682
FS Trust, Series 2024-HULA, Class A, (1-mo.
CME Term SOFR at 1.81% Floor + 1.81%),
5.56%, 08/15/39
(a) (b)
................. 573 574,431
GS Mortgage Securities Corp. Trust
(b)
Series 2017-GPTX, Class A, 2.86%, 05/10/34 85 74,416
Series 2023-SHIP, Class E, 7.43%, 09/10/38
(a)
64 64,253
HILT Commercial Mortgage Trust, Series 2024-
ORL, Class C, (1-mo. CME Term SOFR at
2.44% Floor + 2.44%), 6.19%, 05/15/37
(a) (b)
. 406 407,004
INT Commercial Mortgage Trust, Series
2025-PLAZA, Class A, 4.88%, 11/05/37
(a) (b)
. 160 160,456
INV Mortgage Trust, Series 2024-IND, Class A,
(1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 5.49%, 11/15/41
(a) (b)
........... 220 218,354
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(a)(b)
Series 2024-IGLG, Class A, 5.17%, 11/09/39 360 363,619
Series 2024-IGLG, Class D, 6.48%, 11/09/39 100 100,271
Series 2024-IGLG, Class E, 7.25%, 11/09/39 305 305,529
Series 2024-IGLG, Class F, 8.22%, 11/09/39 261 262,930
JW Commercial Mortgage Trust, Series 2024-
MRCO, Class D, (1-mo. CME Term SOFR at
3.19% Floor + 3.19%), 6.94%, 06/15/39
(a) (b)
. 100 100,250
KSL Commercial Mortgage Trust, Series 2024-
HT2, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 5.29%, 12/15/39
(a) (b)
. 631 630,893
KSL Trust
(a)(b)
  (1M Sofr FWD + 1.89%), 5.64%, 06/15/30 . 126 125,860
  (1M Sofr FWD + 4.09%), 7.84%, 06/15/30 . 18 18,062
Lagarino European Loan Conduit No. 40 DAC
(a)(e)
Series 40X, Class B, (3-mo. EURIBOR at
0.00% Floor + 2.15%), 4.15%, 06/22/37 . EUR 159 186,943
Series 40X, Class C, (3-mo. EURIBOR at
0.00% Floor + 2.65%), 4.65%, 06/22/37 . 101 118,965
Series 40X, Class D, (3-mo. EURIBOR at
0.00% Floor + 3.55%), 5.55%, 06/22/37 . 258 302,729
Last Mile Logistics Pan Euro Finance DAC,
Series 1X, Class E, (3-mo. EURIBOR at
2.70% Floor + 2.70%), 4.76%, 08/17/33
(a) (e)
. 115 134,757
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Last Mile Securities PE DAC, Series 2021-1X,
Class D, (3-mo. EURIBOR at 2.35% Floor +
2.35%), 4.41%, 08/17/31
(a) (e)
........... EUR 203 $ 238,529
LQR Trust
(a)(b)
Series 2025-CALI, Class A, (1-mo. CME Term
SOFR at 1.60% Floor + 1.60%), 5.33%,
01/15/43 ...................... USD 97 97,000
Series 2025-CALI, Class E, (1-mo. CME Term
SOFR at 3.95% Floor + 3.95%), 7.68%,
01/15/43 ...................... 290 289,998
MAC Trust, Series 2025-801B, Class A, (1-mo.
CME Term SOFR at 1.70% Floor + 1.70%),
5.45%, 10/15/40
(a) (b)
................. 246 246,306
MCR Mortgage Trust, Series 2024-HF1, Class
A, (1-mo. CME Term SOFR at 1.79% Floor +
1.79%), 5.54%, 12/15/41
(a) (b)
........... 215 215,173
MIC Trust (The), Series 2023-MIC, Class A,
8.44%, 12/05/38
(a) (b)
................. 70 75,730
Morgan Stanley Capital I Trust, Series 2021-
230P, Class B, (1-mo. CME Term SOFR at
1.45% Floor + 1.56%), 5.31%, 12/15/38
(a) (b)
. 20 18,651
NRTH Commercial Mortgage Trust, Series 2025-
PARK, Class A, (1-mo. CME Term SOFR at
1.39% Floor + 1.39%), 5.14%, 10/15/40
(a) (b)
. 200 200,187
NYC Commercial Mortgage Trust
(a)(b)
Series 2025-11X, Class A, (1-mo. CME Term
SOFR at 1.74% Floor + 1.74%), 5.49%,
10/15/40 ...................... 224 224,697
Series 2025-28L, Class A, 4.67%, 11/05/38 . 394 394,833
NYC Trust
(a)(b)
Series 2024-3ELV, Class A, (1-mo. CME Term
SOFR at 1.99% Floor + 1.99%), 5.74%,
08/15/29 ...................... 100 100,291
Series 2025-77C, Class A, 4.79%, 01/10/38 . 480 482,026
Olympic Tower Mortgage Trust, Series 2017-OT,
Class E, 3.95%, 05/10/39
(a) (b)
........... 190 166,843
ONNI Commerical Mortgage Trust, Series 2024-
APT, Class A, 5.57%, 07/15/39
(a) (b)
....... 100 101,909
ORL Trust, Series 2024-GLKS, Class A, (1-mo.
CME Term SOFR at 1.49% Floor + 1.49%),
5.24%, 12/15/39
(a) (b)
................. 630 630,975
PENN Commercial Mortgage Trust
(a)(b)
Series 2025-P11, Class A, 5.34%, 08/10/42 . 118 120,873
Series 2025-P11, Class C, 6.51%, 08/10/42 . 100 103,567
ROCK Trust
(b)
Series 2024-CNTR, Class A, 5.39%, 11/13/41 113 116,094
Series 2024-CNTR, Class E, 8.82%, 11/13/41 113 120,241
Sage AR Funding
(a)(e)
Series 2025-1X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 2.40%),
6.14%, 05/17/37 ................. GBP 97 130,769
Series 2025-1X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 3.90%),
7.64%, 05/17/37 ................. 97 131,032
SCG Commercial Mortgage Trust
(a)(b)
Series 2025-FLWR, Class A, (1-mo. CME
Term SOFR at 1.25% Floor + 1.25%),
5.00%, 08/15/42 ................. USD 174 174,109
Series 2025-FLWR, Class E, (1-mo. CME
Term SOFR at 2.75% Floor + 2.75%),
6.50%, 08/15/42 ................. 28 28,069
SCG Mortgage Trust, Series 2024-MSP, Class
A, (1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 5.49%, 04/15/41
(a) (b)
........... 100 100,000

Schedule of Investments
(continued)
December 31, 2025
BlackRock Total Return V.I. Fund
Schedule of Investments
27
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
SELF Commercial Mortgage Trust
(a)(b)
Series 2024-STRG, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.29%, 11/15/34 ................. USD 150 $ 150,094
Series 2024-STRG, Class E, (1-mo. CME
Term SOFR at 4.19% Floor + 4.19%),
7.94%, 11/15/34 ................. 151 151,377
Series 2024-STRG, Class F, (1-mo. CME
Term SOFR at 5.19% Floor + 5.19%),
8.94%, 11/15/34 ................. 125 124,879
Taurus UK DAC
(a)(e)
Series 2025-UK2X, Class B, (Sterling
Overnight Index Average at 0.00% Floor +
2.00%), 5.74%, 02/18/35 ........... GBP 89 119,733
Series 2025-UK2X, Class C, (Sterling
Overnight Index Average at 0.00% Floor +
2.50%), 6.24%, 02/18/35 ........... 94 126,939
Series 2025-UK2X, Class D, (Sterling
Overnight Index Average at 0.00% Floor +
3.20%), 6.94%, 02/18/35 ........... 197 266,078
TCO Commercial Mortgage Trust, Series 2024-
DPM, Class A, (1-mo. CME Term SOFR at
1.24% Floor + 1.24%), 4.99%, 12/15/39
(a) (b)
. USD 439 439,952
UK Logistics DAC
(a)(e)
Series 2024-1X, Class A, (Sterling Overnight
Index Average at 1.65% Floor + 1.65%),
5.39%, 05/17/34 ................. GBP 64 86,744
Series 2024-2X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 3.10%),
6.84%, 02/17/35 ................. 85 113,676
Series 2025-1X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 4.00%),
7.74%, 05/17/35 ................. 173 233,383
Series 2025-2X, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.65%),
5.39%, 08/17/35 ................. 100 134,846
UNIV Trust
(a)(b)
Series 2025-APTS, Class A, (1-mo. CME
Term SOFR at 1.65% Floor + 1.65%),
5.40%, 11/15/42 ................. USD 388 388,479
Series 2025-APTS, Class B, (1-mo. CME
Term SOFR at 2.25% Floor + 2.25%),
6.00%, 11/15/42 ................. 100 100,124
VEGAS, Series 2024-GCS, Class C, 6.22%,
07/10/36
(a) (b)
...................... 640 644,057
VEGAS Trust
(b)
Series 2024-GCS, Class D, 6.22%, 07/10/36
(a)
1,450 1,435,143
Series 2024-TI, Class A, 5.52%, 11/10/39 .. 32 32,433
Velocity Commercial Capital Loan Trust
(a)(b)
Series 2017-2, Class M3, 4.24%, 11/25/47 .. 52 49,078
Series 2017-2, Class M4, 5.00%, 11/25/47 .. 26 23,942
Series 2023-1, Class M5, 9.62%, 01/25/53 .. 73 70,258
Series 2024-1, Class A, 6.55%, 01/25/54 ... 121 121,813
Series 2024-5, Class A, 5.49%, 10/25/54 ... 77 77,457
Series 2024-5, Class M3, 6.76%, 10/25/54 .. 85 85,477
Series 2024-6, Class M2, 6.55%, 12/25/54 .. 99 99,601
Series 2024-6, Class M3, 6.92%, 12/25/54 .. 182 183,325
Series 2024-6, Class M4, 9.67%, 12/25/54 .. 99 100,230
Series 2025-1, Class M1, 6.68%, 02/25/55 .. 899 909,340
Series 2025-1, Class M3, 7.33%, 02/25/55 .. 106 107,341
Series 2025-5, Class M2, 6.31%, 12/25/55 .. 100 100,217
Series 2025-5, Class M3, 6.70%, 12/25/55 .. 224 223,970
38,180,042
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities — 0.0%
(a)
Bank of America Merrill Lynch Commercial
Mortgage Trust, Series 2017-BNK3, Class XB,
0.59%, 02/15/50 ................... USD 1,000 $ 4,994
BBCMS Trust, Series 2015-SRCH, Class XA,
0.83%, 08/10/35
(b)
.................. 863 7,999
Benchmark Mortgage Trust
Series 2018-B8, Class XA, 0.61%, 01/15/52 . 4,330 60,828
Series 2019-B9, Class XA, 1.00%, 03/15/52 . 945 23,439
CFCRE Commercial Mortgage Trust, Series
2016-C4, Class XB, 0.69%, 05/10/58 ..... 170 3
CSAIL Commercial Mortgage Trust, Series 2017-
CX10, Class XB, 0.23%, 11/15/50 ....... 1,430 7,586
J.P. Morgan Chase Commercial Mortgage
Securities Trust, Series 2016-JP3, Class XC,
0.75%, 08/15/49
(b)
.................. 900 2,789
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class XA, 0.40%, 09/15/47 54 —
Series 2014-C23, Class XA, 0.33%, 09/15/47 65 1
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C4, Class XC, 0.75%, 12/15/49
(b)
1,800 8,012
Morgan Stanley Bank of America Merrill Lynch
Trust
(b)
Series 2014-C19, Class XF, 1.27%, 12/15/47 130 1,464
Series 2015-C26, Class XD, 1.14%, 10/15/48 120 536
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class XD, 1.60%,
03/15/49
(b)
..................... 1,000 19,109
Series 2017-H1, Class XD, 2.14%, 06/15/50
(b)
110 2,982
Series 2019-L2, Class XA, 0.99%, 03/15/52 . 347 8,985
One Market Plaza Trust
(b)
Series 2017-1MKT, Class XCP, 0.00%,
02/10/32 ...................... 1,562 4,863
Series 2017-1MKT, Class XNCP, 0.09%,
02/10/32 ...................... 312 817
Wells Fargo Commercial Mortgage Trust, Series
2016-BNK1, Class XD, 1.21%, 08/15/49
(b)
.. 1,000 5,552
159,959
Total Non-Agency Mortgage-Backed Securities — 6 .8%
(Cost: $ 65,637,491 ) ............................... 65,621,127
Beneficial Interest
(000)
Other Interests
(p)
Capital Markets — 0.0%
(c)(g)(j)
Lehman Brothers Holdings, Inc. ........... 1,025 —
Lehman Brothers Holdings, Inc., Capital Trust VII 185 —
Total Other Interests — 0.0%
(Cost: $ 12 ) .................................... —
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 0.0%
Aerospace & Defense — 0.0%
Boeing Co. (The) , 6.00% , 10/15/27
(m)
....... 2 117,402
Oil, Gas & Consumable Fuels — 0.0%
Sunoco LP , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.23%),
7.88%
(a) (b) (i)
....................... 72 73,964
Total Preferred Securities — 0.0%
(Cost: $ 157,000 ) ................................. 191,366

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Total Return V.I. Fund
28
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 2.1%
(a)
Federal Home Loan Mortgage Corp. Seasoned
Credit Risk Transfer Trust Variable
Rate Notes , Series 2018-1 , Class BX ,
3.46% , 05/25/57 ................... USD 18 $ 7,790
Federal Home Loan Mortgage Corp. Variable
Rate Notes
Class FH , (SOFR 30 day Average at
1.50% Floor and 6.50% Cap + 1.50%),
5.37% , 06/25/55 ................. 345 348,134
Series 5468 , Class WF , (SOFR 30 day
Average at 1.10% Floor and 6.50% Cap +
1.10%), 4.97% , 11/25/54 ............ 419 419,716
Series 5478 , Class FD , (SOFR 30 day
Average at 1.40% Floor and 6.50% Cap +
1.40%), 5.27% , 02/25/54 ........... 251 252,691
Series 5479 , Class FB , (SOFR 30 day
Average at 1.40% Floor and 6.50% Cap +
1.40%), 5.27% , 12/25/54 ........... 214 215,936
Series 5482 , Class FB , (SOFR 30 day
Average at 1.50% Floor and 6.50% Cap +
1.50%), 5.37% , 12/25/54 ........... 413 416,735
Series 5499 , Class FW , (SOFR 30 day
Average at 1.40% Floor and 6.50% Cap +
1.40%), 5.27% , 02/25/55 ........... 711 715,977
Series 5500 , Class DF , (SOFR 30 day
Average at 1.35% Floor and 6.50% Cap +
1.35%), 5.22% , 10/25/54 ........... 308 310,417
Series 5502 , Class EF , (SOFR 30 day
Average at 1.40% Floor and 6.50% Cap +
1.40%), 5.27% , 02/25/55 ........... 254 255,969
Series 5503 , Class FB , (SOFR 30 day
Average at 1.35% Floor and 6.50% Cap +
1.35%), 5.22% , 02/25/55 ........... 285 287,141
Series 5508 , Class FE , (SOFR 30 day
Average at 1.60% Floor and 6.50% Cap +
1.60%), 5.47% , 02/25/55 ........... 350 353,837
Series 5508 , Class FG , (SOFR 30 day
Average at 1.40% Floor and 6.50% Cap +
1.40%), 5.27% , 02/25/55 ........... 696 701,188
Series 5513 , Class FD , (SOFR 30 day
Average at 1.35% Floor and 6.50% Cap +
1.35%), 5.22% , 01/25/55 ........... 2,155 2,170,647
Series 5515 , Class FB , (SOFR 30 day
Average at 1.40% Floor and 6.50% Cap +
1.40%), 5.27% , 03/25/55 ........... 263 265,182
Series 5516 , Class FC , (SOFR 30 day
Average at 1.40% Floor and 6.50% Cap +
1.40%), 5.27% , 03/25/55 ........... 5,175 5,215,755
Series 5539 , Class FC , (SOFR 30 day
Average at 1.50% Floor and 6.50% Cap +
1.50%), 5.37% , 05/25/55 ........... 353 356,154
Series 5543 , Class FC , (SOFR 30 day
Average at 1.50% Floor and 6.50% Cap +
1.50%), 5.37% , 06/25/55 ........... 270 272,807
Series 5543 , Class FG , (SOFR 30 day
Average at 1.50% Floor and 6.50% Cap +
1.50%), 5.37% , 06/25/55 ........... 273 275,328
Series 5543 , Class FM , (SOFR 30 day
Average at 1.50% Floor and 6.50% Cap +
1.50%), 5.37% , 06/25/55 ........... 361 364,536
Series 5563 , Class FA , (SOFR 30 day
Average at 1.35% Floor and 6.50% Cap +
1.35%), 5.22% , 08/25/55 ........... 607 611,435
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 5570 , Class FA , (SOFR 30 day
Average at 1.40% Floor and 6.50% Cap +
1.40%), 5.27% , 05/25/55 ........... USD 388 $ 391,331
Series 5574 , Class FB , (SOFR 30 day
Average at 1.35% Floor and 6.50% Cap +
1.35%), 5.22% , 09/25/55 ........... 284 285,818
Federal National Mortgage Association Variable
Rate Notes
Series 2023-35 , Class FC , (SOFR 30 day
Average at 1.10% Floor and 7.00% Cap +
1.10%), 4.97% , 08/25/53 ........... 473 474,508
Series 2023-68 , Class FB , (SOFR 30 day
Average at 1.05% Floor and 7.00% Cap +
1.05%), 4.92% , 01/25/54 ........... 499 500,729
Series 2024-63 , Class FH , (SOFR 30 day
Average at 1.10% Floor and 7.00% Cap +
1.10%), 4.97% , 09/25/54 ........... 361 361,947
Series 2024-88 , Class FC , (SOFR 30 day
Average at 1.40% Floor and 6.50% Cap +
1.40%), 5.27% , 12/25/54 ........... 286 288,519
Series 2024-95 , Class FC , (SOFR 30 day
Average at 1.40% Floor and 6.50% Cap +
1.40%), 5.27% , 12/25/54 ........... 103 103,783
Series 2024-96 , Class FA , (SOFR 30 day
Average at 1.40% Floor and 6.50% Cap +
1.40%), 5.27% , 12/25/54 ........... 519 523,092
Series 2025-1 , Class FX , (SOFR 30 day
Average at 1.35% Floor and 6.50% Cap +
1.35%), 5.22% , 02/25/55 ........... 358 360,211
Series 2025-2 , Class FG , (SOFR 30 day
Average at 1.45% Floor and 6.50% Cap +
1.45%), 5.32% , 02/25/55 ........... 642 648,057
Series 2025-9 , Class FG , (SOFR 30 day
Average at 1.35% Floor and 6.50% Cap +
1.35%), 5.22% , 03/25/55 ........... 194 195,406
Series 2025-13 , Class FB , (SOFR 30 day
Average at 1.30% Floor and 6.50% Cap +
1.30%), 5.17% , 03/25/55 ........... 407 409,964
Series 2025-18 , Class FH , (SOFR 30 day
Average at 1.40% Floor and 6.50% Cap +
1.40%), 5.27% , 08/25/54 ........... 184 186,007
Series 2025-35 , Class FJ , (SOFR 30 day
Average at 1.60% Floor and 6.50% Cap +
1.60%), 5.47% , 05/25/55 ........... 424 428,716
Series 2025-42 , Class FA , (SOFR 30 day
Average at 1.50% Floor and 6.50% Cap +
1.50%), 5.37% , 06/25/55 ........... 255 257,905
Series 2025-42 , Class FE , (SOFR 30 day
Average at 1.55% Floor and 6.50% Cap +
1.55%), 5.42% , 06/25/55 ........... 466 470,827
Series 2025-63 , Class DF , (SOFR 30 day
Average at 1.40% Floor and 6.50% Cap +
1.40%), 5.27% , 08/25/55 ........... 233 235,426
Government National Mortgage Association
Variable Rate Notes , Series 2025-9 , Class FE ,
(SOFR 30 day Average at 1.25% Floor and
6.50% Cap + 1.25%), 5.17% , 01/20/55 .... 277 277,868
20,217,489
Commercial Mortgage-Backed Securities — 0.1%
Federal National Mortgage Association Variable
Rate Notes , Series 2024-P015 , Class A1 ,
4.30% , 11/25/32
(a)
.................. 51 50,570
Government National Mortgage Association
Series 2025-88 , Class AT , 5.00% , 06/16/58 . 220 220,644
Series 2025-126 , Class AD , 5.00% , 05/16/65 194 194,530

Schedule of Investments
(continued)
December 31, 2025
BlackRock Total Return V.I. Fund
Schedule of Investments
29
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2025-128 , Class AD , 5.00% , 10/16/56 USD 225 $ 226,555
Series 2025-128 , Class AG , 4.75% , 07/16/66 223 219,741
Series 2025-129 , Class AB , 4.75% , 09/16/54 142 141,883
Series 2025-130 , Class AL , 4.75% , 08/16/56 142 141,874
1,195,797
Interest Only Collateralized Mortgage Obligations — 0.1%
Government National Mortgage Association
Series 2021-58 , Class IY , 3.00% , 02/20/51 .. 1,098 184,485
Series 2021-78 , Class IP , 3.00% , 05/20/51 .. 1,353 224,369
Series 2021-83 , Class PI , 3.00% , 05/20/51 . 1,154 191,721
Series 2021-97 , Class LI , 3.00% , 08/20/50 .. 1,334 226,355
Series 2022-78 , 3.00% , 08/20/51 ........ 660 107,237
Series 2022-85 , Class IK , 3.00% , 05/20/51 . 864 140,294
1,074,461
Mortgage-Backed Securities — 51.8%
Federal Home Loan Mortgage Corp.
2.50% , 01/01/29 - 04/01/31 ............ 117 113,853
3.00% , 09/01/27 - 12/01/46 ............ 571 530,520
3.50% , 02/01/31 - 01/01/48 ............ 1,074 1,034,301
4.00% , 08/01/40 - 12/01/45 ............ 93 90,782
4.50% , 02/01/39 - 04/01/49 ............ 1,702 1,696,322
5.00% , 10/01/41 - 11/01/48 ............ 73 74,688
5.50% , 02/01/35 - 06/01/41 ............ 62 64,585
Federal National Mortgage Association
4.00% , 01/01/41 ................... 5 5,245
6.00% , 07/01/39 ................... 49 50,187
Government National Mortgage Association
2.00% , 08/20/50 - 02/20/51 ............ 3,898 3,229,992
2.00% , 01/15/56
(q)
.................. 5,654 4,681,313
2.50% , 04/20/51 - 01/20/53 ............ 5,933 5,121,442
2.50% , 01/15/56
(q)
.................. 3,663 3,159,051
3.00% , 02/15/45 - 01/20/52 ............ 3,991 3,594,295
3.00% , 01/15/56
(q)
.................. 2,915 2,618,831
3.50% , 01/15/42 - 10/20/52 ............ 5,117 4,745,311
3.50% , 01/15/56
(q)
.................. 503 457,671
4.00% , 04/20/39 - 12/20/52 ............ 2,102 2,011,319
4.00% , 01/15/56
(q)
.................. 1,827 1,725,587
4.50% , 12/20/39 - 07/20/49 ............ 520 515,651
4.50% , 01/15/56
(q)
.................. 4,092 3,985,224
5.00% , 12/15/38 - 11/20/52 ............ 3,057 3,062,886
5.00% , 01/15/56
(q)
.................. 3,313 3,305,170
5.50% , 01/15/56
(q)
.................. 7,247 7,317,270
6.00% , 01/15/56
(q)
.................. 4,315 4,397,086
6.50% , 01/15/56 - 02/15/56
(q)
........... 3,697 3,819,455
Uniform Mortgage-Backed Securities
1.50% , 12/01/35 - 04/01/52 ............ 10,673 8,925,191
1.50% , 01/25/41
(q)
.................. 179 161,925
2.00% , 10/01/31 - 08/01/52 ............ 44,127 36,809,629
2.00% , 01/25/41 - 01/25/56
(q)
........... 5,604 4,668,422
2.50% , 09/01/27 - 07/01/53 ............ 33,637 29,153,479
2.50% , 01/25/41 - 01/25/56
(q)
........... 1,264 1,169,163
3.00% , 04/01/28 - 08/01/52 ............ 15,899 14,432,582
3.00% , 01/25/41 - 01/25/56
(q)
........... 316 295,353
3.50% , 03/01/29 - 01/01/51 ............ 5,441 5,126,438
3.50% , 01/25/41 - 02/25/56
(q)
........... 141,876 130,909,580
4.00% , 08/01/31 - 06/01/52 ............ 7,597 7,342,680
4.00% , 01/25/41 - 01/25/56
(q)
........... 634 616,089
4.50% , 06/01/26 - 09/01/53 ............ 7,336 7,280,310
4.50% , 01/25/41 - 02/25/56
(q)
........... 18,956 18,539,831
5.00% , 02/01/35 - 11/01/53 ............ 6,889 6,932,851
5.00% , 01/25/56
(q)
.................. 859 856,584
5.50% , 02/01/35 - 01/01/55 ............ 12,473 12,728,339
5.50% , 01/25/56
(q)
.................. 132,705 134,560,571
6.00% , 04/01/35 - 08/01/55 ............ 11,443 11,834,135
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
6.00% , 01/25/56
(q)
.................. USD 610 $ 626,304
6.50% , 05/01/40 - 07/01/54 ............ 3,460 3,604,568
6.50% , 01/25/56
(q)
.................. 4,062 4,221,395
502,203,456
Principal Only Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Seasoned
Credit Risk Transfer Trust , Series 2017-3 ,
Class B , 0.00% , 07/25/56
(b) (k)
........... 110 17,350
Total U.S. Government Sponsored Agency Securities — 54 .1%
(Cost: $ 532,264,491 ) .............................. 524,708,553
U.S. Treasury Obligations
U.S. Treasury Bonds
4.25% , 05/15/39 - 08/15/54 ............ 1,013 962,157
4.50% , 08/15/39
(r)
.................. 787 788,252
4.38% , 11/15/39 ................... 126 124,302
4.63% , 02/15/40 - 11/15/44 ............ 1,666 1,644,059
1.13% , 05/15/40 - 08/15/40 ............ 3,340 2,108,440
3.88% , 08/15/40 - 02/15/43
(r)
........... 4,528 4,083,208
1.38% , 11/15/40 - 08/15/50 ............ 3,270 1,870,621
1.88% , 02/15/41 - 11/15/51 ............ 4,302 2,567,422
3.75% , 08/15/41 - 11/15/43 ............ 2,823 2,491,153
2.38% , 02/15/42 - 05/15/51 ............ 4,077 2,704,181
3.00% , 05/15/42 - 08/15/52 ............ 10,529 7,790,731
3.25% , 05/15/42 ................... 2,230 1,859,785
3.13% , 02/15/43 - 05/15/48 ............ 3,733 2,911,563
3.63% , 08/15/43 - 05/15/53 ............ 8,131 6,695,439
4.13% , 08/15/44 - 08/15/53 ............ 2,962 2,699,364
2.50% , 02/15/45 ................... 3,241 2,295,286
2.75% , 11/15/47 ................... 4,241 3,021,216
2.88% , 05/15/49 ................... 1,688 1,210,942
2.25% , 08/15/49 - 02/15/52 ............ 3,782 2,368,851
1.63% , 11/15/50 ................... 1,536 806,295
2.00% , 08/15/51 ................... 1,600 916,563
4.75% , 11/15/53 ................... 3,126 3,068,633
U.S. Treasury Inflation Linked Notes ,
1.63% , 04/15/30 ................... 10,640 10,691,847
U.S. Treasury Notes
4.63% , 03/15/26 ................... 4,396 4,404,237
4.50% , 07/15/26 - 12/31/31 ............ 5,715 5,804,328
4.38% , 12/15/26 - 01/31/32
(s)
........... 10,706 10,939,605
4.00% , 01/15/27 - 02/15/34 ............ 5,943 5,957,099
4.25% , 03/15/27 - 06/30/31 ............ 3,703 3,772,421
2.38% , 05/15/27 - 03/31/29 ............ 2,779 2,703,356
0.50% , 05/31/27 - 08/31/27 ............ 5,416 5,173,695
2.25% , 08/15/27 ................... 3,228 3,165,205
0.38% , 09/30/27 ................... 1,674 1,586,230
4.13% , 10/31/27 ................... 2,532 2,560,089
3.88% , 11/30/27 ................... 4,558 4,589,901
1.25% , 03/31/28 - 09/30/28 ............ 8,963 8,472,713
1.13% , 08/31/28 ................... 1,481 1,391,272
1.50% , 11/30/28 - 02/15/30 ............ 947 871,555
3.75% , 12/31/28 - 05/31/30 ............ 6,318 6,344,229
1.75% , 01/31/29 ................... 62 58,745
1.88% , 02/28/29 - 02/15/32 ............ 177 161,852
2.88% , 04/30/29 - 05/15/32 ............ 3,632 3,528,092
3.25% , 06/30/29 ................... 2,310 2,283,256
3.50% , 01/31/30 ................... 2,978 2,960,900
4.88% , 10/31/30 ................... 1,730 1,817,626
3.63% , 09/30/31 ................... 3,004 2,973,960
Total U.S. Treasury Obligations — 15 .2%
(Cost: $ 157,111,001 ) .............................. 147,200,676

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Total Return V.I. Fund
30
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Warrants
Beverages — 0.0%
(c) (g)
Cirkul, Inc. ( Issued/Exercisable 05/01/25 , 1 Share
for 1 Warrant, Expires 04/25/35 , Strike Price
USD 0.01 ) ....................... 520 $ —
Cirkul, Inc. ( Issued/Exercisable 05/01/25 , 1 Share
for 1 Warrant, Expires 04/25/35 , Strike Price
USD 35.41 ) ...................... 534 —
Total Warrants — 0.0%
(Cost: $ — ) ..................................... —
Total Long-Term Investments — 131.7%
(Cost: $ 1,299,733,796 ) ............................ 1,276,839,153
Par (000)
Pa r (000)
Short-Term Securities
Foreign Government Obligations — 0.1%
Brazil — 0.1%
Letras do Tesouro Nacional Treasury Bills
(t)
13.45% , 04/01/26 .................. BRL 3 610,464
13.02% , 07/01/26 .................. 1 137,243
747,707
Egypt — 0.0%
Arab Republic of Egypt Treasury Bills
(t)
25.87% , 05/05/26 .................. EGP 7,800 150,600
25.50% , 06/23/26 .................. 7,975 149,506
300,106
Total Foreign Government Obligations — 0 .1%
(Cost: $ 1,058,276 ) ............................... 1,047,813
Shares
Shares
Money Market Funds — 1.4%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.65%
(o) (u)
................... 13,369,900 13,369,900
Total Money Market Funds — 1 .4%
(Cost: $ 13,369,900 ) ............................... 13,369,900
Total Short-Term Securities — 1.5%
(Cost: $ 14,428,176 ) ............................... 14,417,713
Security
Shares
Shares Value
Total Options Purchased — 0.0%
( Cost: $ 211,705 ) ................................. $ 93,927
Total Investments Before Options Written and TBA Sale
Commitments — 133 .2%
(Cost: $ 1,314,373,677 ) ............................ 1,291,350,793
Total Options Written — ( 0 .1 ) %
(Premium Received — $ (1,261,895) ) ................... (1,104,851)
Par (000)
Pa r (000)
TBA Sale Commitments
(q)
Mortgage-Backed Securities — ( 16 .6 ) %
Government National Mortgage Association
2.00% , 01/15/56 ................... USD (25) (20,699)
2.50% , 01/15/56 ................... (26) (22,423)
3.00% , 01/15/56 ................... (18) (16,171)
3.50% , 01/15/56 ................... (78) (70,971)
6.50% , 01/15/56 ................... (1,848) (1,910,226)
Uniform Mortgage-Backed Securities
2.00% , 01/25/41 ................... (88) (81,455)
3.00% , 01/25/41 - 01/25/56 ............ (1,262) (1,116,963)
3.50% , 01/25/41 - 02/25/56 ............ (65,741) (60,757,259)
4.00% , 01/25/41 - 01/25/56 ............ (5,007) (4,749,107)
2.50% , 01/25/56 ................... (2,304) (1,947,082)
4.50% , 01/25/56 ................... (18,398) (17,959,064)
5.00% , 01/25/56 ................... (50,984) (50,840,607)
5.50% , 01/25/56 ................... (182) (184,545)
6.00% , 01/25/56 ................... (20,721) (21,275,263)
Total TBA Sale Commitments — ( 16 .6 ) %
(Proceeds: $ (160,359,910) ) ......................... (160,951,835)
Total Investments Net of Options Written and TBA Sale
Commitments — 116 .5%
(Cost: $ 1,152,751,872 ) ............................ 1,129,294,107
Liabilities in Excess of Other Assets — (16.5) % ............ (159,546,604)
Net Assets — 100.0% ...............................
$ 969,747,503
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Rounds to less than 1,000.
(g)
Non-income producing security.
(h)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)
Perpetual security with no stated maturity date.
(j)
Issuer filed for bankruptcy and/or is in default.
(k)
Zero-coupon bond.
(l)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,067,978, representing less than 0.05% of its net assets as of period end, and an original cost of $1,018,000.
(m)
Convertible security.
(n)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

Schedule of Investments
(continued)
December 31, 2025
BlackRock Total Return V.I. Fund
Schedule of Investments
31
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
(o)
Affiliate of the Fund.
(p)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(q)
Represents or includes a TBA transaction.
(r)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(s)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(t)
Rates are discount rates or a range of discount rates as of period end.
(u)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
Shares
Held at
12/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 17,463,353 $ — $ (4,093,453)
(a)
$ — $ — $ 13,369,900 13,369,900 $ 773,957 $ —
BlackRock Allocation Target
Shares - BATS Series A ,
Class A ............. 136,448,663 — — — 1,584,937 138,033,600 14,408,518 8,167,436 —
$ — $ 1,584,937 $ 151,403,500 $ 8,941,393 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Total Return V.I. Fund
32
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bund .............................................................. 35 03/06/26 $ 5,247 $ 4,578
Japan 10-Year Bond ........................................................ 1 03/13/26 845 (7,064)
Australia 10-Year Bond ...................................................... 58 03/16/26 4,238 (5,370)
Australia 3-Year Bond ....................................................... 145 03/16/26 10,160 (6,967)
U.S. Treasury 10-Year Note ................................................... 74 03/20/26 8,320 (20,714)
U.S. Treasury Long Bond ..................................................... 156 03/20/26 18,033 (130,179)
U.S. Treasury Ultra Bond ..................................................... 39 03/20/26 4,602 (94,523)
U.S. Treasury 2-Year Note .................................................... 306 03/31/26 63,889 10,203
U.S. Treasury 5-Year Note .................................................... 972 03/31/26 106,244 (153,226)
30-day Federal Funds ....................................................... 1 07/31/26 403 228
3-mo. SOFR ............................................................. 16 09/15/26 3,868 1,042
3-mo. SOFR ............................................................. 402 03/16/27 97,374 37,320
(364,672)
Short Contracts
Euro-Bobl ............................................................... 19 03/06/26 2,594 7,693
Euro-Buxl ............................................................... 3 03/06/26 388 5,884
Russell 2000 E-Mini Index .................................................... 7 03/20/26 874 26,321
S&P 500 E-Mini Index ....................................................... 1 03/20/26 345 (191)
U.S. Treasury 10-Year Ultra Note ............................................... 7 03/20/26 805 (2,515)
37,192
$ (327,480)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 968,836 USD 174,110 Barclays Bank plc 01/05/26 $ 2,693
BRL 4,865,804 USD 871,617 Citibank NA 01/05/26 16,344
USD 593,495 BRL 3,214,379 Barclays Bank plc 01/05/26 6,903
USD 490,648 BRL 2,620,261 Deutsche Bank AG 01/05/26 12,476
USD 144,558 BRL 787,697 Morgan Stanley & Co. International plc 01/05/26 811
AUD 559,000 USD 369,295 Bank of America NA 01/15/26 3,781
AUD 74,000 USD 48,578 Goldman Sachs International 01/15/26 810
AUD 35,545 USD 23,345 Morgan Stanley & Co. International plc 01/15/26 378
CHF 96,871 USD 121,622 Morgan Stanley & Co. International plc 01/15/26 809
CHF 103,508 USD 129,770 UBS AG 01/15/26 1,049
CLP 111,514,344 USD 120,270 Bank of America NA 01/15/26 3,576
CLP 206,433,569 USD 222,005 Goldman Sachs International 01/15/26 7,258
CLP 33,660,000 USD 36,000 Standard Chartered Bank 01/15/26 1,382
CLP 157,545,936 USD 170,136 UBS AG 01/15/26 4,833
CNY 7,632,244 USD 1,076,564 Canadian Imperial Bank of Commerce 01/15/26 18,243
CZK 16,950,873 USD 813,132 Bank of America NA 01/15/26 11,564
EUR 62,786 HUF 24,134,631 Bank of America NA 01/15/26 76
EUR 371,000 USD 436,170 JPMorgan Chase Bank NA 01/15/26 38
EUR 52,000 USD 60,318 State Street Bank and Trust Co. 01/15/26 822
GBP 69,000 USD 90,479 UBS AG 01/15/26 2,529
HUF 137,339,019 USD 414,319 State Street Bank and Trust Co. 01/15/26 5,336
IDR 18,498,944,838 USD 1,103,755 Citibank NA 01/15/26 4,314
KRW 211,872,612 USD 144,883 Goldman Sachs International 01/15/26 1,899
MXN 7,094,616 USD 385,000 Bank of America NA 01/15/26 8,609
MXN 17,787,754 USD 959,550 Barclays Bank plc 01/15/26 27,314
MXN 2,617,310 USD 144,491 Citibank NA 01/15/26 717
MYR 4,826,049 USD 1,164,278 Credit Agricole Corporate & Investment Bank SA 01/15/26 26,061
PEN 530,963 USD 157,439 Citibank NA 01/15/26 461
PHP 8,468,853 USD 143,363 Societe Generale SA 01/15/26 308

Schedule of Investments
(continued)
December 31, 2025
BlackRock Total Return V.I. Fund
Schedule of Investments
33
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
PLN 1,966,847 USD 538,117 HSBC Bank plc 01/15/26 $ 9,724
PLN 532,167 USD 145,889 Morgan Stanley & Co. International plc 01/15/26 2,340
RON 624,507 USD 141,537 Goldman Sachs International 01/15/26 2,466
THB 3,868,796 USD 121,622 Nomura International plc 01/15/26 1,256
THB 39,303,341 USD 1,214,941 Standard Chartered Bank 01/15/26 33,379
USD 48,000 COP 181,824,000 Societe Generale SA 01/15/26 119
USD 48,545 EUR 41,138 Barclays Bank plc 01/15/26 177
USD 194,570 JPY 30,279,053 Barclays Bank plc 01/15/26 1,088
USD 73,000 JPY 11,354,580 Natwest Markets plc 01/15/26 445
USD 121,341 THB 3,817,995 HSBC Bank plc 01/15/26 77
ZAR 2,078,222 USD 121,622 Barclays Bank plc 01/15/26 3,793
ZAR 17,021,283 USD 987,124 UBS AG 01/15/26 40,068
EGP 5,520,995 USD 113,963 Citibank NA 01/20/26 1,197
JPY 14,900,000 USD 95,062 Morgan Stanley & Co. International plc 01/21/26 201
USD 96,303 JPY 14,900,000 Morgan Stanley & Co. International plc 01/21/26 1,040
USD 158,501 JPY 24,556,063 UBS AG 01/21/26 1,502
ARS 43,801,430 USD 27,899 Citibank NA 01/26/26 926
MXN 3,350,240 USD 185,480 Goldman Sachs International 01/26/26 183
PEN 454,823 USD 134,698 Goldman Sachs International 01/26/26 504
PLN 1,685,247 USD 464,911 Credit Agricole Corporate & Investment Bank SA 01/26/26 4,453
TRY 1,956,588 USD 44,619 Barclays Bank plc 01/26/26 221
USD 540,295 COP 2,025,837,227 Citibank NA 01/27/26 10,565
NGN 107,251,236 USD 72,380 Citibank NA 01/30/26 1,818
BRL 928,574 USD 165,654 Barclays Bank plc 02/03/26 2,483
BRL 4,201,292 USD 747,069 Citibank NA 02/03/26 13,657
MXN 599,745 USD 33,108 Goldman Sachs International 02/26/26 30
USD 164,273 IDR 2,744,312,020 Morgan Stanley & Co. International plc 02/26/26 122
INR 101,360,260 USD 1,118,394 BNP Paribas SA 03/18/26 2,033
MXN 5,306,671 USD 291,633 Bank of America NA 03/18/26 981
MXN 26,687,900 USD 1,448,367 Goldman Sachs International 03/18/26 23,225
USD 133,025 EUR 112,602 Bank of New York Mellon 03/18/26 248
USD 21,684,517 EUR 18,354,000 BNP Paribas SA 03/18/26 41,957
USD 20,048 EUR 17,000 Standard Chartered Bank 03/18/26 2
USD 119,125 EUR 101,000 Toronto Dominion Bank 03/18/26 28
USD 2,222,193 JPY 344,103,000 HSBC Bank plc 03/18/26 11,697
USD 139,400 JPY 21,547,000 JPMorgan Chase Bank NA 03/18/26 983
USD 3,112,432 JPY 478,781,000 Toronto Dominion Bank 03/18/26 36,774
USD 418,252 JPY 64,297,000 Wells Fargo Bank NA 03/18/26 5,212
USD 625,380 PHP 37,000,000 Bank of America NA 03/18/26 285
USD 396,610 PHP 23,400,000 Deutsche Bank AG 03/18/26 1,280
ZAR 4,952,978 USD 291,633 Bank of America NA 03/18/26 5,939
ZAR 24,836,938 USD 1,448,367 Citibank NA 03/18/26 43,822
IDR 1,554,547,607 USD 92,406 Royal Bank of Canada 03/25/26 492
USD 612,274 IDR 10,228,674,000 HSBC Bank plc 03/25/26 1,019
USD 248,505 BRL 1,380,000 JPMorgan Chase Bank NA 04/02/26 1,891
USD 354,171 BRL 1,974,678 State Street Bank and Trust Co. 04/02/26 1,284
MXN 11,081,076 USD 588,461 Morgan Stanley & Co. International plc 08/18/26 12,545
496,925
BRL 4,289,276 USD 791,961 Barclays Bank plc 01/05/26 (9,210)
BRL 918,403 USD 168,491 BNP Paribas SA 01/05/26 (892)
BRL 517,851 USD 96,829 Morgan Stanley & Co. International plc 01/05/26 (2,326)
USD 165,654 BRL 921,782 Barclays Bank plc 01/05/26 (2,562)
USD 747,069 BRL 4,170,513 Citibank NA 01/05/26 (14,008)
COP 333,920,163 GBP 68,000 BNP Paribas SA 01/15/26 (3,725)
COP 1,489,661,702 USD 396,767 HSBC Bank plc 01/15/26 (4,481)
EUR 357,000 USD 419,837 HSBC Bank plc 01/15/26 (89)
HUF 23,744,489 USD 72,622 HSBC Bank plc 01/15/26 (68)
INR 109,882,773 USD 1,238,046 Citibank NA 01/15/26 (16,809)
JPY 19,008,909 USD 121,829 Morgan Stanley & Co. International plc 01/15/26 (362)
JPY 11,158,894 USD 71,741 State Street Bank and Trust Co. 01/15/26 (436)
PLN 1,299,441 USD 362,366 Barclays Bank plc 01/15/26 (422)
USD 145,034 AUD 218,588 Barclays Bank plc 01/15/26 (851)

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Total Return V.I. Fund
34
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 23,063 AUD 35,545 Citibank NA 01/15/26 $ (660)
USD 49,000 CHF 38,902 Barclays Bank plc 01/15/26 (167)
USD 202,392 CHF 161,434 Morgan Stanley & Co. International plc 01/15/26 (1,637)
USD 120,359 COP 467,715,074 Societe Generale SA 01/15/26 (2,809)
USD 100,747 EUR 86,184 Barclays Bank plc 01/15/26 (585)
USD 312,826 EUR 269,593 Morgan Stanley & Co. International plc 01/15/26 (4,151)
USD 36,972 GBP 27,636 Citibank NA 01/15/26 (280)
USD 62,008 GBP 46,364 JPMorgan Chase Bank NA 01/15/26 (488)
USD 168,875 HUF 55,450,106 Barclays Bank plc 01/15/26 (558)
USD 314,878 PEN 1,063,217 Citibank NA 01/15/26 (1,304)
USD 47,788 PHP 2,831,917 Citibank NA 01/15/26 (254)
USD 168,432 SGD 218,849 HSBC Bank plc 01/15/26 (1,945)
USD 40,000 TRY 1,772,500 Nomura International plc 01/15/26 (980)
USD 120,437 ZAR 2,102,824 Bank of America NA 01/15/26 (6,463)
USD 144,558 ZAR 2,471,277 Citibank NA 01/15/26 (4,577)
USD 601,804 MXN 11,081,076 Morgan Stanley & Co. International plc 01/20/26 (12,660)
USD 43,821 PEN 147,502 Citibank NA 01/26/26 (26)
USD 298,512 PHP 17,687,399 Bank of America NA 01/26/26 (1,119)
USD 213,641 CNY 1,513,508 HSBC Bank plc 01/27/26 (3,630)
USD 189,648 CZK 3,954,210 Citibank NA 01/27/26 (2,772)
USD 129,523 HUF 42,934,227 Natwest Markets plc 01/27/26 (1,555)
USD 553,389 IDR 9,272,973,284 BNP Paribas SA 01/27/26 (1,821)
USD 178,323 INR 16,147,534 Citibank NA 01/27/26 (943)
USD 1,511,014 MXN 28,061,101 Societe Generale SA 01/27/26 (43,908)
USD 169,819 PEN 575,042 UBS AG 01/27/26 (1,115)
USD 639,519 PHP 37,800,691 Societe Generale SA 01/27/26 (756)
USD 1,319,913 PLN 4,828,786 Goldman Sachs International 01/27/26 (24,958)
USD 817,209 THB 26,444,082 JPMorgan Chase Bank NA 01/27/26 (23,326)
USD 34,817 UYU 1,395,980 Goldman Sachs International 01/27/26 (927)
USD 1,396,621 ZAR 24,243,581 Goldman Sachs International 01/27/26 (65,062)
COP 459,615,224 USD 121,488 Citibank NA 01/30/26 (1,517)
USD 865,232 BRL 4,865,804 Citibank NA 02/03/26 (15,817)
USD 62,802 TRY 2,839,702 Goldman Sachs International 02/04/26 (1,807)
USD 411,940 COP 1,600,446,782 Citibank NA 02/26/26 (3,280)
USD 284,796 CZK 5,920,135 Goldman Sachs International 02/26/26 (3,419)
USD 127,227 EUR 108,744 Standard Chartered Bank 02/26/26 (880)
USD 45,739 INR 4,137,989 Goldman Sachs International 02/26/26 (92)
USD 223,501 MXN 4,048,724 Toronto Dominion Bank 02/26/26 (204)
USD 89,020 PEN 300,240 Barclays Bank plc 02/26/26 (138)
USD 44,071 PEN 148,540 Citibank NA 02/26/26 (39)
USD 361,534 PLN 1,311,604 Deutsche Bank AG 02/26/26 (3,702)
USD 583,076 ZAR 9,961,304 State Street Bank and Trust Co. 02/26/26 (16,272)
USD 171,743 BRL 968,836 Barclays Bank plc 03/03/26 (2,786)
BRL 2,148,480 USD 388,844 Bank of America NA 03/18/26 (3,299)
BRL 10,733,365 USD 1,931,156 Goldman Sachs International 03/18/26 (5,052)
JPY 351,023,600 USD 2,270,884 Morgan Stanley & Co. International plc 03/18/26 (15,931)
USD 46,572 AUD 70,000 HSBC Bank plc 03/18/26 (146)
USD 43,161 AUD 65,000 Toronto Dominion Bank 03/18/26 (220)
USD 4,416,728 GBP 3,300,000 HSBC Bank plc 03/18/26 (30,689)
USD 1,603,937 INR 145,700,000 JPMorgan Chase Bank NA 03/18/26 (6,618)
USD 46,454 MXN 844,000 Morgan Stanley & Co. International plc 03/18/26 (85)
USD 354,168 MYR 1,450,000 Barclays Bank plc 03/18/26 (4,486)
USD 156,263 PHP 9,317,170 Bank of America NA 03/18/26 (1,146)
USD 220,640 THB 7,000,000 BNP Paribas SA 03/18/26 (2,710)
USD 424,843 IDR 7,116,331,996 Bank of America NA 03/25/26 (422)
(388,434)
$ 108,491

Schedule of Investments
(continued)
December 31, 2025
BlackRock Total Return V.I. Fund
Schedule of Investments
35
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
USD Currency ................ Up and In
Morgan Stanley & Co.
International plc 01/21/26 JPY 158.00 JPY 160.25 USD 1,896 $ 507
USD Currency ................ One-Touch
Morgan Stanley & Co.
International plc 01/27/26 CAD 1.36 CAD 1.36 USD 12 2,880
EUR Currency ................ One-Touch Bank of America NA 02/05/26 CZK 23.85 CZK 23.85 EUR 17 1,238
USD Currency ................ One-Touch Bank of America NA 02/05/26 CZK 20.00 CZK 20.00 USD 15 1,264
USD Currency ................ One-Touch Bank of America NA 02/27/26 INR 88.15 INR 88.15 USD 29 1,918
$ 7,807
$ –
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
AUD Currency ........................... Deutsche Bank AG 01/08/26 USD 0.67 AUD 400 $ 433
EUR Currency ........................... Societe Generale SA 01/08/26 HUF 388.00 EUR 147 240
EUR Currency ........................... Deutsche Bank AG 01/16/26 USD 1.18 EUR 165 596
USD Currency ........................... Barclays Bank plc 02/06/26 BRL 5.55 USD 290 4,394
GBP Currency ........................... JPMorgan Chase Bank NA 02/13/26 USD 1.35 GBP 74 944
USD Currency ........................... UBS AG 05/27/26 COP 3,920.00 USD 316 11,609
18,216
Put
USD Currency ........................... Goldman Sachs International 01/09/26 MXN 18.30 USD 145 2,332
EUR Currency ........................... Morgan Stanley & Co. International plc 01/14/26 USD 1.17 EUR 207 423
USD Currency ........................... UBS AG 01/23/26 TRY 44.00 USD 72 872
3,627
$ 21,843
OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00%
iTraxx Europe
Crossover Index
Series 44.V1 Quarterly
Morgan Stanley & Co.
International plc 01/21/26 EUR 287.50 EUR 301 $ 187
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.57% Annual Deutsche Bank AG 02/05/26 3 .57 % USD 1,642 $ 1,948
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.77% Annual Deutsche Bank AG 02/05/26 3 .77 USD 1,093 632
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.55% Annual Bank of America NA 04/30/26 3 .55 USD 8,252 18,599
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 3.00% At Termination
Goldman Sachs
International 06/08/26 3 .00 USD 41,129 42,911
$ 64,090

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Total Return V.I. Fund
36
(a)
Forward settling swaption.
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EUR Currency ............................. Societe Generale SA 01/08/26 HUF 395.00 EUR 210 $ (54)
USD Currency ............................. Citibank NA 01/16/26 CLP 940.00 USD 97 (62)
USD Currency ............................. UBS AG 01/23/26 TRY 46.00 USD 36 (136)
USD Currency ............................. Barclays Bank plc 02/06/26 BRL 5.75 USD 435 (2,666)
USD Currency ............................. UBS AG 05/27/26 COP 4,200.00 USD 462 (7,131)
–
(10,049)
–
Put
USD Currency ............................. Citibank NA 01/16/26 CLP 920.00 USD 97 (2,366)
GBP Currency ............................. JPMorgan Chase Bank NA 02/13/26 USD 1.32 GBP 74 (166)
USD Currency ............................. Bank of America NA 03/12/26 ZAR 16.35 USD 1,740 (13,143)
USD Currency ............................. Bank of America NA 03/12/26 MXN 17.65 USD 1,740 (5,666)
USD Currency ............................. Bank of America NA 03/12/26 BRL 5.25 USD 2,320 (7,266)
–
(28,607)
–
$ (38,656)
OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Put
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe
Crossover Index
Series 44.V1 5 .00 % Quarterly
Morgan Stanley & Co.
International plc 01/21/26 BB- EUR 325.00 EUR 430 $ (119)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
3.60% Annual 1-day SOFR Annual
Nomura International
plc 02/17/26 3 .60 % USD 2,163 $ (4,852)
10-Year Interest Rate Swap
(a)
3.40% Annual 1-day SOFR Annual Citibank NA 02/18/26 3 .40 USD 3,279 (2,062)
5-Year Interest Rate Swap
(a)
. 2.90% Annual 1-day SOFR Annual
Goldman Sachs
International 02/25/26 2 .90 USD 12,994 (3,829)
10-Year Interest Rate Swap
(a)
3.25% Annual 1-day SOFR Annual
Goldman Sachs
International 02/25/26 3 .25 USD 6,979 (2,361)
30-Year Interest Rate Swap
(a)
4.20% Annual 1-day SONIA Annual
Goldman Sachs
International 03/04/26 4 .20 GBP 658 (4,194)
10-Year Interest Rate Swap
(a)
3.50% Annual 1-day SOFR Annual Citibank NA 03/11/26 3 .50 USD 3,248 (6,850)
30-Year Interest Rate Swap
(a)
3.25% Annual 1-day SOFR Annual Bank of America NA 04/30/26 3 .25 USD 8,252 (5,539)
1-Year Interest Rate Swap
(a)
. 2.50% At Termination 1-day SOFR At Termination
Goldman Sachs
International 06/08/26 2 .50 USD 41,129 (13,493)
10-Year Interest Rate Swap
(a)
3.20% Annual 1-day SOFR Annual Citibank NA 12/16/26 3 .20 USD 1,627 (9,684)
10-Year Interest Rate Swap
(a)
3.87% Annual 1-day SOFR Annual Bank of America NA 11/08/27 3 .87 USD 4,260 (114,282)
10-Year Interest Rate Swap
(a)
3.86% Annual 1-day SOFR Annual Deutsche Bank AG 11/26/27 3 .86 USD 1,829 (48,138)
(215,284)

Schedule of Investments
(continued)
December 31, 2025
BlackRock Total Return V.I. Fund
Schedule of Investments
37
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.96% Annual Bank of America NA 02/02/26 3 .96 % USD 2,958 $ (5,608)
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.30% Annual
Goldman Sachs
International 02/02/26 4 .30 USD 1,308 (5,784)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.00% Annual
Nomura International
plc 02/17/26 4 .00 USD 2,163 (5,090)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.58% Annual Bank of America NA 02/20/26 3 .58 USD 7,509 (1,497)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.00% Annual
JPMorgan Chase
Bank NA 04/23/26 4 .00 USD 7,673 (53,446)
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 3.50% At Termination
Goldman Sachs
International 06/08/26 3 .50 USD 41,129 (26,498)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.60% Annual Citibank NA 12/16/26 4 .60 USD 1,627 (12,023)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.30% Annual
Goldman Sachs
International 09/20/27 4 .30 USD 43,236 (117,066)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.05% Annual
Goldman Sachs
International 10/04/27 4 .05 USD 58,022 (224,274)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.87% Annual Bank of America NA 11/08/27 3 .87 USD 4,260 (171,918)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.86% Annual Deutsche Bank AG 11/26/27 3 .86 USD 1,829 (76,410)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Annual
Nomura International
plc 12/08/27 4 .00 USD 17,318 (81,033)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.50% Annual Deutsche Bank AG 12/16/27 4 .50 USD 26,253 (70,145)
(850,792)
$ (1,066,076)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Federative Republic of Brazil ............ 1 .00 % Quarterly 12/20/30 USD 458 $ 7,632 $ 8,234 $ (602)
Republic of Colombia ................. 1 .00 Quarterly 12/20/30 USD 52 2,442 1,889 553
United Mexican States ................ 1 .00 Quarterly 12/20/30 USD 226 (1,101) (404) (697)
$ 8,973 $ 9,719 $ (746)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
44.V1 ........... 5 .00 % Quarterly 06/20/30 B+ USD 543 $ 43,839 $ 38,162 $ 5,677
iTraxx Europe Crossover
Index Series 44.V1 .. 5 .00 Quarterly 12/20/30 BB- EUR 3,770 496,551 441,701 54,850
$ 540,390 $ 479,863 $ 60,527
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Total Return V.I. Fund
38
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.79% At Termination 1-day EFFR At Termination N/A 01/28/26 USD 151,580 $ (28,752) $ — $ (28,752)
3.68% At Termination 1-day EFFR At Termination N/A 01/28/26 USD 75,626 (3,364) — (3,364)
1-day EFFR At Termination 3.59% At Termination 01/28/26
(a)
03/18/26 USD 76,035 (436) — (436)
1-day EFFR At Termination 3.59% At Termination 01/28/26
(a)
03/18/26 USD 149,846 (555) — (555)
1-day EFFR At Termination 3.62% At Termination 01/28/26
(a)
03/18/26 USD 86,809 2,609 — 2,609
1-day SOFR At Termination 3.80% At Termination N/A 05/16/26 USD 16,222 (40,612) — (40,612)
1-day SOFR At Termination 3.90% At Termination N/A 05/16/26 USD 12,449 (18,651) — (18,651)
3.81% At Termination 1-day SOFR At Termination N/A 05/16/26 USD 12,449 29,414 3,314 26,100
3.79% At Termination 1-day SOFR At Termination N/A 05/16/26 USD 16,222 41,639 — 41,639
1-day TIIEOIS Monthly 6.98% Monthly N/A 11/05/26 MXN 3,616 (19) — (19)
6.72% Quarterly 3-mo. JIBAR Quarterly N/A 12/17/26 ZAR 10,830 (1,205) (368) (837)
6.66% Quarterly 3-mo. JIBAR Quarterly N/A 12/17/26 ZAR 14,637 (1,100) — (1,100)
4.00% At Termination 6-mo. WIBOR Semi-Annual N/A 12/17/26 PLN 1,090 (908) (126) (782)
13.86% At Termination
1-day
BZDIOVER At Termination N/A 01/04/27 BRL 285 35 — 35
13.88% At Termination
1-day
BZDIOVER At Termination N/A 01/04/27 BRL 2,424 215 — 215
1.03% At Termination 1-day TONAR At Termination 03/12/26
(a)
03/12/27 JPY 2,836,038 (6,285) — (6,285)
1.00% At Termination 1-day TONAR At Termination 03/12/26
(a)
03/12/27 JPY 1,158,898 (447) — (447)
1.02% At Termination 1-day TONAR At Termination 03/12/26
(a)
03/12/27 JPY 2,627,337 (4,489) — (4,489)
0.69% At Termination 1-day TONAR At Termination 04/21/26
(a)
04/21/27 JPY 1,124,830 25,809 — 25,809
0.68% At Termination 1-day TONAR At Termination 04/21/26
(a)
04/21/27 JPY 1,111,832 25,651 — 25,651
0.70% At Termination 1-day TONAR At Termination 05/11/26
(a)
05/11/27 JPY 887,866 21,230 — 21,230
3-mo. CD_KSDA Quarterly 2.78% Quarterly 06/17/26
(a)
06/17/27 KRW 4,884,650 (2,524) — (2,524)
1-day TONAR At Termination 1.01% At Termination 09/11/26
(a)
09/11/27 JPY 702,945 (10,848) — (10,848)
1-day SOFR At Termination 3.23% At Termination 12/11/26
(a)
12/11/27 USD 20,431 8,380 — 8,380
1-day MIBOR Semi-Annual 5.61% Semi-Annual 12/16/26
(a)
12/16/27 INR 344,863 (2,652) — (2,652)
6-mo. BUBOR Semi-Annual 6.25% Annual N/A 12/17/27 HUF 153,311 2,649 — 2,649
6.55% Quarterly 3-mo. JIBAR Quarterly N/A 12/17/27 ZAR 3,761 (813) — (813)
3.95% Annual 6-mo. WIBOR Semi-Annual N/A 12/17/27 PLN 1,224 (2,509) (310) (2,199)
3.88% Annual 6-mo. WIBOR Semi-Annual N/A 12/17/27 PLN 2,144 (3,605) (265) (3,340)
3-mo. CD_KSDA Quarterly 2.98% Quarterly 09/17/27
(a)
09/17/28 KRW 10,110,160 (16,693) — (16,693)
1-week
CNREPOFIX_
CFXS Quarterly 1.54% Quarterly N/A 12/17/28 CNY 1,981 34 — 34
1-week
CNREPOFIX_
CFXS Quarterly 1.54% Quarterly N/A 12/17/28 CNY 2,953 113 — 113
3-mo. CD_KSDA Quarterly 2.69% Quarterly N/A 12/17/28 KRW 1,284,551 (8,619) — (8,619)
1-day
BZDIOVER At Termination 13.02% At Termination N/A 01/02/29 BRL 1,146 (982) — (982)
6-mo. EURIBOR Semi-Annual 2.31% Annual N/A 02/03/30 EUR 320 (2,473) 77 (2,550)
1-day TIIEOIS Monthly 7.28% Monthly N/A 10/31/30 MXN 7,804 (7,379) — (7,379)
1-day TIIEOIS Monthly 7.32% Monthly N/A 11/05/30 MXN 1,461 (1,256) — (1,256)
1-week
CNREPOFIX_
CFXS Quarterly 1.58% Quarterly N/A 12/17/30 CNY 2,387 (86) — (86)
1-week
CNREPOFIX_
CFXS Quarterly 1.58% Quarterly N/A 12/17/30 CNY 1,723 (74) — (74)
3-mo. CD_KSDA Quarterly 2.91% Quarterly N/A 12/17/30 KRW 383,174 (2,876) — (2,876)
3-mo. CD_KSDA Quarterly 2.94% Quarterly N/A 12/17/30 KRW 160,193 (1,083) — (1,083)
3-mo. CD_KSDA Quarterly 2.95% Quarterly N/A 12/17/30 KRW 381,367 (2,454) — (2,454)
6-mo. PRIBOR Semi-Annual 3.89% Annual N/A 12/17/30 CZK 20,074 3,074 — 3,074
6-mo. PRIBOR Semi-Annual 3.91% Annual N/A 12/17/30 CZK 13,260 2,627 — 2,627
1-day MIBOR Semi-Annual 5.71% Semi-Annual N/A 12/17/30 INR 23,051 (1,927) — (1,927)
6-mo. BUBOR Semi-Annual 6.29% Annual N/A 12/17/30 HUF 22,583 575 — 575
6.87% Quarterly 3-mo. JIBAR Quarterly N/A 12/17/30 ZAR 5,235 (3,460) — (3,460)
6.86% Quarterly 3-mo. JIBAR Quarterly N/A 12/17/30 ZAR 11,078 (7,180) — (7,180)
4.00% Annual 6-mo. WIBOR Semi-Annual N/A 12/17/30 PLN 32 (104) (10) (94)

Schedule of Investments
(continued)
December 31, 2025
BlackRock Total Return V.I. Fund
Schedule of Investments
39
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
4.05% Annual 6-mo. WIBOR Semi-Annual N/A 12/17/30 PLN 969 $ (3,654) $ (94) $ (3,560)
1-day
BZDIOVER At Termination 13.24% At Termination N/A 01/02/31 BRL 727 (469) — (469)
1.62% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 03/18/26
(a)
03/18/31 CNY 6,740 (1,287) — (1,287)
1-day TIIEOIS Monthly 8.27% Monthly N/A 12/05/35 MXN 2,250 811 — 811
6-mo. BBR Semi-Annual 4.98% Semi-Annual 12/18/30
(a)
12/18/35 AUD 1,360 (5,322) — (5,322)
1-day SONIA Annual 4.45% Annual N/A 12/04/55 GBP 658 (712) — (712)
$ (32,999) $ 2,218 $ (35,217)
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.43% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/30 USD 1,307 $ (2,159) $ — $ (2,159)
2.43% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/30 USD 2,654 (4,256) — (4,256)
2.63% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 09/09/30 USD 5,665 (55,993) — (55,993)
$ (62,408) $ — $ (62,408)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Argentine Republic (The) .... 5 .00 % Quarterly Barclays Bank plc 12/20/27 USD 10 $ 106 $ 223 $ (117)
American Electric Power Co.,
Inc. ................. 1 .00 Quarterly Bank of America NA 12/20/29 USD 1,712 (46,940) (37,834) (9,106)
American Express Co. ...... 1 .00 Quarterly Goldman Sachs International 12/20/29 USD 870 (24,943) (19,641) (5,302)
Dominion Energy, Inc. ....... 1 .00 Quarterly Goldman Sachs International 12/20/29 USD 849 (21,737) (18,191) (3,546)
CMBX.NA.9.AAA .......... 0 .50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 3 — 974 (974)
CMBX.NA.9.AAA .......... 0 .50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD — — 32 (32)
CMBX.NA.9.BBB- ......... 3 .00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 6 1,575 378 1,197
CMBX.NA.6.AAA .......... 0 .50 Monthly Deutsche Bank AG 05/11/63 USD — — (103) 103
$ – $ – $ –
$ (91,939) $ (74,162) $ (17,777)
$ – $ – $ –

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Total Return V.I. Fund
40
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Altice France SA ...... 5 .00 % Quarterly
JPMorgan Chase Bank
NA 06/20/27 CCC+ EUR 37 $ 1,374 $ 903 $ 471
iTraxx Europe Crossover
Index Series 42.V3 .. 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 144 11,064 11,240 (176)
iTraxx Europe Crossover
Index Series 44.V1 .. 5 .00 Quarterly
Goldman Sachs
International 12/20/30 BB- EUR 144 23,620 22,198 1,422
CMBX.NA.9.BBB- ..... 3 .00 Monthly Deutsche Bank AG 09/17/58 BBB- USD 6 (1,574) (787) (787)
CMBX.NA.10.BBB- .... 3 .00 Monthly JPMorgan Securities LLC 11/17/59 BBB- USD 10 (2,195) (707) (1,488)
$ 32,289 $ 32,847 $ (558)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day IBR Quarterly 9.31% Quarterly
Goldman Sachs
International 12/17/27 COP 391,641 $ (2,868) $ — $ (2,868)
1-day IBR Quarterly 9.31% Quarterly
Goldman Sachs
International 12/17/27 COP 361,316 (2,646) — (2,646)
1-day IBR Quarterly 9.37% Quarterly
Goldman Sachs
International 12/17/27 COP 358,670 (2,525) — (2,525)
1-day IBR Quarterly 9.37% Quarterly
Goldman Sachs
International 12/17/27 COP 388,774 (2,736) — (2,736)
1-day IBR Quarterly 9.54% Quarterly
Morgan Stanley & Co.
International plc 12/17/27 COP 771,860 (4,812) — (4,812)
1-day IBR Quarterly 9.54% Quarterly
Morgan Stanley & Co.
International plc 12/17/27 COP 712,092 (4,440) — (4,440)
4.44% Semi-Annual 1-day CLICP Semi-Annual Bank of America NA 12/17/27 CLP 359,328 (69) — (69)
4.44% Semi-Annual 1-day CLICP Semi-Annual
Goldman Sachs
International 12/17/27 CLP 361,857 (69) — (69)
9.36% Quarterly 1-day IBR Quarterly
Goldman Sachs
International 12/17/29 COP 217,440 2,670 — 2,670
9.36% Quarterly 1-day IBR Quarterly
Goldman Sachs
International 12/17/29 COP 200,412 2,461 — 2,461
9.42% Quarterly 1-day IBR Quarterly
Goldman Sachs
International 12/17/29 COP 199,824 2,352 — 2,352
9.42% Quarterly 1-day IBR Quarterly
Goldman Sachs
International 12/17/29 COP 216,803 2,552 — 2,552
9.54% Quarterly 1-day IBR Quarterly
Morgan Stanley & Co.
International plc 12/17/29 COP 425,168 4,571 — 4,571
9.54% Quarterly 1-day IBR Quarterly
Morgan Stanley & Co.
International plc 12/17/29 COP 391,872 4,213 — 4,213
$ (1,346) $ — $ (1,346)

Schedule of Investments
(continued)
December 31, 2025
BlackRock Total Return V.I. Fund
Schedule of Investments
41
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iBoxx USD Liquid High
Yield Total Return
Index .......... At Termination 1-day SOFR Quarterly Bank of America NA 03/20/26 USD 509 $ (1,702) $ 4,181 $ (5,883)
iBoxx USD Liquid High
Yield Total Return
Index .......... At Termination 1-day SOFR Quarterly Bank of America NA 03/20/26 USD 9,659 (32,304) 79,348 (111,652)
iBoxx USD Liquid High
Yield Total Return
Index .......... At Termination 1-day SOFR Quarterly
JPMorgan Chase Bank
NA 03/20/26 USD 2,533 (8,634) 20,809 (29,443)
iBoxx USD Liquid High
Yield Total Return
Index .......... At Termination 1-day SOFR Quarterly
Morgan Stanley & Co.
International plc 03/20/26 USD 14,518 (63,463) 119,265 (182,728)
$ (106,103) $ 223,603 $ (329,706)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0 .06%
1-day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0 .01
1-day EFFR ......................................... Effective Federal Funds Rate 3 .64
1-day IBR ........................................... Colombian Reference Banking Indicator 8 .75
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 5 .67
1-day SOFR ......................................... Secured Overnight Financing Rate 3 .79
1-day SONIA ......................................... Sterling Overnight Index Average 3 .73
1-day TIIEOIS ........................................ Mexico Interbank TIIE 1-day 7 .30
1-day TONAR ........................................ Tokyo Overnight Average Rate 0 .73
1-week CNREPOFIX_CFXS .............................. China Fixing Repo Rates 2 .20
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 2 .81
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 6 .75
6-mo. BBR .......................................... Australian Bank Bill Rate 4 .12
6-mo. BUBOR ........................................ Budapest Interbank Offered Rate 6 .39
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 2 .11
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 3 .54
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 3 .77
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ 493,377 $ (1,577) $ 222,631 $ (260,475) $ —
OTC Swaps ..................................................... 259,551 (77,263) 22,012 (371,399) —
Options Written ................................................... N/A N/A 217,415 (60,371) (1,104,851)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Total Return V.I. Fund
42
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 26,321 $ — $ 66,948 $ — $ 93,269
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 496,925 — — 496,925
Options purchased
(b)
Investments at value — unaffiliated
(c)
............ — 187 — 29,650 64,090 — 93,927
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 61,080 — — 161,551 — 222,631
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 39,141 — — 242,422 — 281,563
$ — $ 100,408 $ 26,321 $ 526,575 $ 535,011 $ — $ 1,188,315
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 191 $ — $ 420,558 $ — $ 420,749
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 388,434 — — 388,434
Options written
(b)
Options written at value ..................... — 119 — 38,656 1,066,076 — 1,104,851
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 1,299 — — 196,768 62,408 260,475
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 98,791 — — 349,871 — 448,662
$ — $ 100,209 $ 191 $ 427,090 $ 2,033,273 $ 62,408 $ 2,623,171
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Schedule of Investments.
For the period ended December 31, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ (1,015,827) $ — $ (837,052) $ — $ (1,852,879)
Forward foreign currency exchange contracts .... — — — (1,485,204) — — (1,485,204)
Options purchased
(a)
..................... — (4,088) (50,247) (547,466) (1,766,918) — (2,368,719)
Options written ........................ — 2,211 8,084 535,381 748,877 — 1,294,553
Swaps .............................. — 1,443,527 (23,404) — 490,757 (267,257) 1,643,623
$ — $ 1,441,650 $ (1,081,394) $ (1,497,289) $ (1,364,336) $ (267,257) $ (2,768,626)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ 26,130 $ — $ 1,582,216 $ — $ 1,608,346
Forward foreign currency exchange contracts .... — — — (388,104) — — (388,104)
Options purchased
(b)
..................... — (1,574) — (4,061) 491,804 29,372 515,541
Options written ........................ — 1,297 — (358) 58,475 — 59,414
Swaps .............................. — (112,371) — — 246,393 (62,408) 71,614
$ — $ (112,648) $ 26,130 $ (392,523) $ 2,378,888 $ (33,036) $ 1,866,811
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

Schedule of Investments
(continued)
December 31, 2025
BlackRock Total Return V.I. Fund
Schedule of Investments
43
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 263,716,383
Average notional value of contracts — short ................................................................................. 41,905,305
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 38,491,947
Average amounts sold — in USD ........................................................................................ 14,037,492
Options
Average value of option contracts purchased ................................................................................ 153,607
Average value of option contracts written ................................................................................... 60,927
Average notional value of swaption contracts purchased ......................................................................... 108,965,822
Average notional value of swaption contracts written ........................................................................... 181,846,227
Credit default swaps
Average notional value — buy protection ................................................................................... 3,977,907
Average notional value — sell protection ................................................................................... 21,924,118
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... 154,043,925
Average notional value — receives fixed rate ................................................................................ 546,034,455
Inflation swaps
Average notional value — pays fixed rate ................................................................................... 36,719,873
Average notional value — receives fixed rate ................................................................................ 8,437,566
Total return swaps
Average notional value ............................................................................................... 8,827,883
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 15,961 $ 213,661
Forward f oreign currency exchange contracts ................................................................. 496,925 388,434
Options
(a) (b)
........................................................................................ 93,927 1,104,851
Swaps — centrally cleared .............................................................................. 24,731 —
Swaps — OTC
(c)
..................................................................................... 281,563 448,662
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 913,107 $ 2,155,608
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(40,692) (213,661)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 872,415 $ 1,941,947
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statement of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statement of Assets and Liabilities.

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Total Return V.I. Fund
44
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Bank of America NA ............................... $ 141,359 $ (141,359) $ — $ — $ —
Bank of New York Mellon ........................... 248 — — — 248
Barclays Bank plc ................................ 49,289 (24,548) — — 24,741
BNP Paribas SA ................................. 55,230 (9,324) — — 45,906
Canadian Imperial Bank of Commerce .................. 18,243 — — — 18,243
Citibank NA ..................................... 93,821 (93,821) — — —
Credit Agricole Corporate & Investment Bank SA ............ 30,514 — — — 30,514
Deutsche Bank AG ................................ 17,468 (17,468) — — —
Goldman Sachs International ......................... 115,273 (115,273) — — —
HSBC Bank plc .................................. 22,517 (22,517) — — —
JPMorgan Chase Bank NA .......................... 26,039 (26,039) — — —
Morgan Stanley & Co. International plc .................. 152,873 (152,873) — — —
Natwest Markets plc ............................... 445 (445) — — —
Nomura International plc ............................ 1,256 (1,256) — — —
Royal Bank of Canada ............................. 492 — — — 492
Societe Generale SA .............................. 667 (667) — — —
Standard Chartered Bank ........................... 34,763 (880) — — 33,883
State Street Bank and Trust Co. ....................... 7,442 (7,442) — — —
Toronto Dominion Bank ............................. 36,802 (424) — — 36,378
UBS AG ....................................... 62,462 (8,382) — — 54,080
Wells Fargo Bank NA .............................. 5,212 — — — 5,212
$ 872,415 $ (622,718) $ — $ — $ 249,697
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
(d)
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(b)(e)
Bank of America NA ............................... $ 501,912 $ (141,359) $ — $ — $ 360,553
Barclays Bank plc ................................ 24,548 (24,548) — — —
BNP Paribas SA ................................. 9,324 (9,324) — — —
Citibank NA ..................................... 95,333 (93,821) — — 1,512
Deutsche Bank AG ................................ 200,072 (17,468) — — 182,604
Goldman Sachs International ......................... 556,340 (115,273) (414,812) — 26,255
HSBC Bank plc .................................. 41,048 (22,517) — — 18,531
JPMorgan Chase Bank NA .......................... 113,487 (26,039) — — 87,448
JPMorgan Securities LLC ........................... 2,195 — — — 2,195
Morgan Stanley & Co. International plc .................. 230,257 (152,873) — — 77,384
Natwest Markets plc ............................... 1,555 (445) — — 1,110
Nomura International plc ............................ 91,955 (1,256) — — 90,699
Societe Generale SA .............................. 47,527 (667) — — 46,860
Standard Chartered Bank ........................... 880 (880) — — —
State Street Bank and Trust Co. ....................... 16,708 (7,442) — — 9,266
Toronto Dominion Bank ............................. 424 (424) — — —
UBS AG ....................................... 8,382 (8,382) — — —
$ 1,941,947 $ (622,718) $ (414,812) $ — $ 904,417
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.

Schedule of Investments
(continued)
December 31, 2025
BlackRock Total Return V.I. Fund
Schedule of Investments
45
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 81,623,110 $ 250,000 $ 81,873,110
Common Stocks
Banks ............................................... 410,321 — — 410,321
Capital Markets ........................................ 408 — — 408
Commercial Services & Supplies ............................. — — 1,978 1,978
Diversified Telecommunication Services ........................ 68,617 — — 68,617
Energy Equipment & Services .............................. 115,568 — — 115,568
Hotels, Restaurants & Leisure .............................. 457,695 — — 457,695
Household Durables ..................................... 304,858 — — 304,858
Media ............................................... 592,936 — — 592,936
Metals & Mining ........................................ 61,926 — — 61,926
Corporate Bonds
Aerospace & Defense .................................... — 1,236,369 — 1,236,369
Automobile Components .................................. — 1,381,165 — 1,381,165
Automobiles .......................................... — 746,188 — 746,188
Banks ............................................... — 29,642,700 — 29,642,700
Beverages ........................................... — 502,421 — 502,421
Biotechnology ......................................... — 503,543 — 503,543
Broadline Retail ........................................ — 3,299,192 — 3,299,192
Building Products ....................................... — 534,118 — 534,118
Capital Markets ........................................ — 20,611,136 259,573 20,870,709
Chemicals ............................................ — 1,525,624 — 1,525,624
Commercial Services & Supplies ............................. — 1,297,767 — 1,297,767
Communications Equipment ................................ — 733,526 — 733,526
Construction & Engineering ................................ — 949,893 — 949,893
Construction Materials .................................... — 340,865 — 340,865
Consumer Finance ...................................... — 9,389,362 — 9,389,362
Consumer Staples Distribution & Retail ........................ — 953,310 — 953,310
Containers & Packaging .................................. — 822,756 — 822,756
Diversified Consumer Services .............................. — 219,014 — 219,014
Diversified REITs ....................................... — 8,754,382 — 8,754,382
Diversified Telecommunication Services ........................ — 8,761,236 — 8,761,236
Electric Utilities ........................................ — 35,503,741 469,450 35,973,191
Energy Equipment & Services .............................. — 1,006,316 — 1,006,316
Entertainment ......................................... — 5,427,238 — 5,427,238
Financial Services ...................................... — 3,370,999 801,857 4,172,856
Food Products ......................................... — 442,117 — 442,117
Gas Utilities ........................................... — 307,339 — 307,339
Ground Transportation ................................... — 1,038,804 — 1,038,804
Health Care Equipment & Supplies ........................... — 671,080 — 671,080
Health Care Providers & Services ............................ — 6,028,931 — 6,028,931
Health Care REITs ...................................... — 122,120 — 122,120
Hotel & Resort REITs .................................... — 1,139,619 — 1,139,619
Hotels, Restaurants & Leisure .............................. — 4,989,936 — 4,989,936
Household Durables ..................................... — 1,005,708 — 1,005,708
Independent Power and Renewable Electricity Producers ............ — 204,607 — 204,607
Insurance ............................................ — 1,017,049 — 1,017,049
Interactive Media & Services ............................... — 3,669,405 — 3,669,405
IT Services ........................................... — 6,638,131 — 6,638,131
Machinery ............................................ — 119,699 — 119,699
Media ............................................... — 11,223,074 — 11,223,074
Metals & Mining ........................................ — 2,346,726 — 2,346,726
Multi-Utilities .......................................... — 426,604 — 426,604
Office REITs .......................................... — 120,292 — 120,292
Oil, Gas & Consumable Fuels ............................... — 59,689,410 1,030,285 60,719,695

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Total Return V.I. Fund
46
Level 1 Level 2 Level 3 Total
Passenger Airlines ...................................... $ — $ 679,371 $ — $ 679,371
Personal Care Products .................................. — 221,336 — 221,336
Pharmaceuticals ....................................... — 1,250,946 — 1,250,946
Real Estate Management & Development ....................... — 1,421,108 — 1,421,108
Residential REITs ....................................... — 752,820 — 752,820
Semiconductors & Semiconductor Equipment .................... — 7,205,400 598,528 7,803,928
Software ............................................. — 9,386,809 — 9,386,809
Specialized REITs ...................................... — 7,106,586 — 7,106,586
Specialty Retail ........................................ — 996,173 — 996,173
Technology Hardware, Storage & Peripherals .................... — 1,387,179 — 1,387,179
Textiles, Apparel & Luxury Goods ............................ — 237,557 — 237,557
Tobacco ............................................. — 5,601,726 — 5,601,726
Trading Companies & Distributors ............................ — 409,985 — 409,985
Transportation Infrastructure ............................... — 635,826 — 635,826
Wireless Telecommunication Services ......................... — 3,227,996 — 3,227,996
Floating Rate Loan Interests
Beverages ........................................... — — 153,146 153,146
Capital Markets ........................................ — — 87,737 87,737
Diversified Telecommunication Services ........................ — 227,740 — 227,740
Electric Utilities ........................................ — 95,691 69,650 165,341
Energy Equipment & Services .............................. — 243,151 — 243,151
Financial Services ...................................... — 160,899 79,307 240,206
Hotels, Restaurants & Leisure .............................. — 363,614 178,637 542,251
Media ............................................... — 376,693 — 376,693
Oil, Gas & Consumable Fuels ............................... — — 227,355 227,355
Technology Hardware, Storage & Peripherals .................... — 29,838 — 29,838
Foreign Agency Obligations ................................. — 2,049,602 — 2,049,602
Foreign Government Obligations .............................. — 24,658,029 — 24,658,029
Investment Companies .................................... 138,033,600 — — 138,033,600
Municipal Bonds ......................................... — 5,801,302 — 5,801,302
Non-Agency Mortgage-Backed Securities ........................ — 65,621,127 — 65,621,127
Other Interests .......................................... — — — —
Preferred Securities
Aerospace & Defense .................................... 117,402 — — 117,402
Oil, Gas & Consumable Fuels ............................... — 73,964 — 73,964
U.S. Government Sponsored Agency Securities .................... — 524,708,553 — 524,708,553
U.S. Treasury Obligations ................................... — 147,200,676 — 147,200,676
Warrants .............................................. — — — —
Short-Term Securities
Foreign Government Obligations .............................. — 1,047,813 — 1,047,813
Money Market Funds ...................................... 13,369,900 — — 13,369,900
Options Purchased
Credit contracts .......................................... — 187 — 187
Foreign currency exchange contracts ........................... — 29,650 — 29,650
Interest rate contracts ...................................... — 64,090 — 64,090
Unfunded Floating Rate Loan Interests
(a)
........................... — — 522 522
Liabilities
Investments
TBA Sale Commitments .................................... — (160,951,835) — (160,951,835)
$ 153,533,231 $ 972,658,224 $ 4,208,025 $ 1,130,399,480
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 64,273 $ — $ 64,273
Equity contracts ........................................... 26,321 — — 26,321
Foreign currency exchange contracts ............................ — 496,925 — 496,925
Interest rate contracts ....................................... 66,948 180,370 — 247,318
Liabilities
Credit contracts ........................................... — (22,946) — (22,946)
Equity contracts ........................................... (191) — — (191)
Foreign currency exchange contracts ............................ — (427,090) — (427,090)
Interest rate contracts ....................................... (420,558) (1,612,715) — (2,033,273)
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(continued)
December 31, 2025
BlackRock Total Return V.I. Fund
Schedule of Investments
47
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Other contracts ........................................... $ — $ (62,408) $ — $ (62,408)
$ (327,480) $ (1,383,591) $ — $ (1,711,071)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Fair Value Hierarchy as of Period End (continued)

Statement of Assets and Liabilities

December 31, 2025
2025
BlackRock Annual Financial Statements and Additional Information
48
BlackRock Total
Return V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 1,139,947,293
Investments, at value — affiliated
(b)
.......................................................................................... 151,403,500
Cash ............................................................................................................. 74,876
Cash pledged: –
Futures contracts .................................................................................................... 3,035,050
Centrally cleared swaps ................................................................................................ 991,090
Foreign currency, at value
(c)
............................................................................................... 4,517,523
Receivables: –
Investments sold .................................................................................................... 102,564
TBA sale commitments ................................................................................................ 160,359,910
Capital shares sold ................................................................................................... 790,694
Dividends — unaffiliated ............................................................................................... 1,275
Dividends — affiliated ................................................................................................. 667,104
Interest — unaffiliated ................................................................................................. 7,241,400
Variation margin on futures contracts ....................................................................................... 15,961
Variation margin on centrally cleared swaps .................................................................................. 24,731
Swap premiums paid ................................................................................................... 259,551
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 496,925
OTC swaps ........................................................................................................ 22,012
Unfunded floating rate loan interests ....................................................................................... 522
Prepaid e xpenses ..................................................................................................... 4,791
Total a ssets .........................................................................................................
1,469,956,772
LIABILITIES
Cash received: –
Collateral — TBA commitments ........................................................................................... 410,000
Options written, at value
(d)
................................................................................................ 1,104,851
TBA sale commitments, at value
(e)
.......................................................................................... 160,951,835
Payables: –
Investments purchased ................................................................................................ 331,138,146
Capital shares redeemed ............................................................................................... 238,645
Deferred foreign capital gain tax .......................................................................................... 113
Distribution fees ..................................................................................................... 155,460
Income dividend distributions ............................................................................................ 4,178,504
Interest expense .................................................................................................... 609
Investment advisory fees .............................................................................................. 315,880
Directors' and Officer's fees ............................................................................................. 1,183
Professional fees .................................................................................................... 59,351
Variation margin on futures contracts ....................................................................................... 213,661
Other accrued expenses ............................................................................................... 603,935
Swap premiums received ................................................................................................ 77,263
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 388,434
OTC swaps ........................................................................................................ 371,399
Total li abilities ........................................................................................................
500,209,269
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 969,747,503
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 1,097,882,809
Accumulated loss ..................................................................................................... (128,135,306)
NET ASSETS ........................................................................................................
$ 969,747,503
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 1,156,719,777
(b)
  Investments, at cost — affiliated ................................................................................... $ 157,653,900
(c)
  Foreign currency, at cost ....................................................................................... $ 4,491,042
(d)
  Premiums received ........................................................................................... $ 1,261,895
(e)
  Proceeds received from TBA sale commitments ......................................................................... $ 160,359,910
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
December 31, 2025
49
Statement of Assets and Liabilities
See notes to financial statements.
BlackRock Total
Return V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 201,496,995
Shares outstanding ...................................................................................................
19,683,467
Net asset value .....................................................................................................
$ 10.24
Shares authorized ...................................................................................................
600 million
Par value ......................................................................................................... $ 0.10
Class III
Net assets .........................................................................................................
$ 768,250,508
Shares outstanding ...................................................................................................
75,997,385
Net asset value .....................................................................................................
$ 10.11
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10

Statement of Operations

Year Ended December 31, 2025
2025
BlackRock Annual Financial Statements and Additional Information
50
See notes to financial statements.
BlackRock Total
Return V.I. Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 32,172
Dividends — affiliated ................................................................................................. 8,941,393
Interest — unaffiliated ................................................................................................. 36,403,228
Payment-in-kind interest — unaffiliated ..................................................................................... 16,076
Foreign taxes withheld ................................................................................................ (18,772)
Total investment income .................................................................................................
45,374,097
EXPENSES
Investment advisory .................................................................................................. 3,545,184
Distribution — class specific ............................................................................................ 1,816,169
Transfer agent — class specific .......................................................................................... 1,249,163
Accounting services .................................................................................................. 119,552
Professional ....................................................................................................... 105,062
Printing and postage ................................................................................................. 52,627
Custodian ......................................................................................................... 44,107
Directors and Officer ................................................................................................. 16,873
Registration ....................................................................................................... 817
Miscellaneous ...................................................................................................... 82,077
Total expenses excluding interest expense .....................................................................................
7,031,631
Interest expense .................................................................................................... 23,746
Total expenses .......................................................................................................
7,055,377
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (13,922)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (813,278)
Total expenses after fees waived and/or reimbursed ..............................................................................
6,228,177
Net investment income ..................................................................................................
39,145,920
REALIZED AND UNREALIZED GAIN (LOSS) $ 28,180,617
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... (46,462)
Forward foreign currency exchange contracts ............................................................................... (1,485,204)
Foreign currency transactions ......................................................................................... 211,974
Futures contracts .................................................................................................. (1,852,879)
Options written ................................................................................................... 1,294,553
Swaps ......................................................................................................... 1,643,623
A
(234,395)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(a)
.......................................................................................... 25,350,039
Investments — affiliated ............................................................................................. 1,584,937
Forward foreign currency exchange contracts ............................................................................... (388,104)
Foreign currency translations .......................................................................................... 128,244
Futures contracts .................................................................................................. 1,608,346
Options written ................................................................................................... 59,414
Swaps ......................................................................................................... 71,614
Unfunded floating rate loan interests ..................................................................................... 522
A
28,415,012
Net realized and unrealized gain ...........................................................................................
28,180,617
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 67,326,537
(a)
  Net of increase in deferred foreign capital gain tax of ...........................................................................
$ (113)

Statements of Changes in Net Assets
51
Statements of Changes in Net Assets
See notes to financial statements.
BlackRock Total Return V.I. Fund
Year Ended
12/31/25
Year Ended
12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 39,145,920  $ 36,805,321
Net realized loss .................................................................................. (234,395) (6,128,058)
Net change in unrealized appreciation (depreciation) .......................................................... 28,415,012  (20,014,245)
Net increase in net assets resulting from operations ............................................................. 67,326,537  10,663,018
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Class I ........................................................................................ (8,604,392) (8,131,832)
Class III ....................................................................................... (30,875,632) (28,416,262)
Decrease in net assets resulting from distributions to shareholders ................................................... (39,480,024) (36,548,094)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ................................................... 75,567,838  52,595,672
NET ASSETS
Total increase in net assets ............................................................................. 103,414,351  26,710,596
Beginning of year .................................................................................... 866,333,152  839,622,556
End of year ........................................................................................
$ 969,747,503  $ 866,333,152
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information
52
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Total Return V.I. Fund
Class I
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of year ..............................
$ 9.92  $ 10.23  $ 10.05  $ 11.98  $ 12.40
Net investment income
(a)
....................................
0 .46  0 .45  0 .40  0 .25  0 .17
Net realized and unrealized gain (loss) ...........................
0 .32  ( 0 .31 ) 0 .17  ( 1 .93 ) ( 0 .35 )
Net increase (decrease) from investment operations ................... 0.78  0.14  0.57  (1.68) (0.18)
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .46 ) ( 0 .45 ) ( 0 .39 ) ( 0 .25 ) ( 0 .17 )
From net realized gain ...................................... —  —  —  ( 0 .00 )
(c)
( 0 .07 )
Total distributions ........................................... (0.46) (0.45) (0.39) (0.25) (0.24)
Net asset value, end of year .................................. $ 10.24  $ 9.92  $ 10.23  $ 10.05  $ 11.98
Total Return
(d)
Based on net asset value ..................................... 8.00% 1.38% 5.83% (14.06)% (1.42)%
Ratios to Average Net Assets
(e)
Total expen ses ............................................
0.60% 0.63% 0.65% 0.65% 0.65%
Total expenses after fees waived and/or reimbursed ...................
0.43% 0.47% 0.47% 0.46% 0.47%
Total expenses after fees waived and/or reimbursed and excluding interest expense ...............................................
0.43% 0.46% 0.47% 0.46% 0.47%
Net investment income ......................................
4.52% 4.49% 4.00% 2.36% 1.44%
Supplemental Data
Net assets, end of year (000) ................................... $ 201,497  $ 180,262  $ 184,953  $ 187,263  $ 232,294
Portfolio turnover rate
(f)
....................................... 676% 635% 605% 488% 647%
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Portfolio turnover rate (excluding MDRs) ...........................................
397% 434% 398% 283% 334%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
53
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Total Return V.I. Fund
Class III
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of year ..............................
$ 9.80  $ 10.10  $ 9.93  $ 11.83  $ 12.24
Net investment income
(a)
....................................
0 .42  0 .42  0 .37  0 .22  0 .13
Net realized and unrealized gain (loss) ...........................
0 .31  ( 0 .31 ) 0 .16  ( 1 .90 ) ( 0 .34 )
Net increase (decrease) from investment operations ................... 0.73  0.11  0.53  (1.68) (0.21)
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .42 ) ( 0 .41 ) ( 0 .36 ) ( 0 .22 ) ( 0 .13 )
From net realized gain ...................................... —  —  —  ( 0 .00 )
(c)
( 0 .07 )
Total distributions ........................................... (0.42) (0.41) (0.36) (0.22) (0.20)
Net asset value, end of year .................................. $ 10.11  $ 9.80  $ 10.10  $ 9.93  $ 11.83
Total Return
(d)
Based on net asset value ..................................... 7.60% 1.13% 5.43% (14.28)% (1.69)%
Ratios to Average Net Assets
(e)
Total expen ses ............................................
0.81% 0.85% 0.86% 0.86% 0.87%
Total expenses after fees waived and/or reimbursed ...................
0.74% 0.77% 0.78% 0.77% 0.78%
Total expenses after fees waived and/or reimbursed and excluding interest expense ...............................................
0.74% 0.77% 0.78% 0.77% 0.78%
Net investment income ......................................
4.21% 4.18% 3.70% 2.07% 1.12%
Supplemental Data
Net assets, end of year (000) ................................... $ 768,251  $ 686,071  $ 654,670  $ 564,245  $ 614,967
Portfolio turnover rate
(f)
....................................... 676% 635% 605% 488% 647%
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Portfolio turnover rate (excluding MDRs) ...........................................
397% 434% 398% 283% 334%
See notes to financial statements.

Notes to Financial Statements
2025
BlackRock Annual Financial Statements and Additional Information
54
1. ORGANIZATION
BlackRock Variable Series Funds II, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 2 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Total Return V.I.
Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the
“trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities and payment-in-kind interest, are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2025 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Directors of the Company (the “Board”), the directors who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.

Notes to Financial Statements
(continued)
55
Notes to Financial Statements
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the
BlackRock Fixed Income Complex and reflected as Directors and Officer expense on the Statement(s) of Operations. The Directors and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
Recent Accounting Standard: The Fund adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Fund’s adoption of the new standard did not have a material impact on financial statement disclosures and did not affect the Fund’s financial position or results of operations.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies.
If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the
Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options (except ETF options, equity index options or those that are customized) are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Customized exchange-traded equity options, ETF options, equity index options and Over-the-counter (“OTC”) options and options on swaps (“swaptions”)
are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
56
underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

Notes to Financial Statements
(continued)
57
Notes to Financial Statements
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities
(calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-
indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
58
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate
(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Fund may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statement of Assets and Liabilities and Statement of Operations. As of period end, the Fund had the following unfunded floating rate loan interests:
Forward Commitments, When-Issued and Delayed Delivery Securities : The Fund may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Fund’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Fund to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statement of Assets and Liabilities and Statement
of Operations.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
BlackRock Total Return
V.I. Fund
Peninsula Pacific Entertainment LLC, Delayed Draw Facility 1st
Lien Term Loan B ................................. $ 41,764 $ 41,346 $ 41,868 $ 522
$ 522

Notes to Financial Statements
(continued)
59
Notes to Financial Statements
agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedule of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the  Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and
Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.
Swaptions – The Fund may purchase and write swaptions primarily to preserve a return or spread on a particular investment or portion of the Fund’s holdings, as

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
60
a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Foreign currency options – The Fund may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
Barrier options – The Fund may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.
The Fund may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, instant one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options and instant one-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-
and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Fund may enter into forward interest rate swaps and forward total return swaps. In a forward swap, the Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments

Notes to Financial Statements
(continued)
61
Notes to Financial Statements
on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee based on a percentage of the aggregate average daily net assets of the Fund and BlackRock High Yield V.I.
Fund, a series of the Company, at the following annual rates:
For the year ended December 31, 2025, the aggregate average daily net assets of the Fund and BlackRock High Yield V.I. Fund were approximately $2,007,140,449.
The Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BSL”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of the Fund for which BIL and BSL as applicable, acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2025, the class specific distribution fees borne directly by Class III were $1,816,169.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary
Average Daily Net Assets
Investment
Advisory Fees
First $250 million ....................................................................................................... 0.50%
$250 million- $500 million ................................................................................................. 0.45
$500 million- $750 million ................................................................................................. 0.40
Greater than $750 million ................................................................................................. 0.35

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
62
depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations . For the year ended December 31, 2025 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year  ended
December 31, 2025 , the amount waived was $ 13,922 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2025, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager — class specific in the Statement of Operations. For the year ended December 31, 2025, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”).
The expense limitations as a percentage of average daily net assets are as follows:
In addition, with respect to Class I shares, the Manager has contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses including interest expense, and excluding dividend expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund's business to 0.60% of average daily net assets through June 30, 2026.
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2025, there were no fees waived and/
or reimbursed by the Manager pursuant to this agreement.
Interfund Lending:  Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund
could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the
Order, and to the extent permitted by the Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the  Company  are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors  and Officer in the Statement of Operations.
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 317,086 $ 932,077 $ 1,249,163
Class I ................................................................................................................
0 .00%
Class III ...............................................................................................................
0 .06
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 317,086
Class III ...................................................................................................... 496,192
$ 813,278
Class I Class III
Expense Limitations .................................................................................. 0 .60% 1 .50%

Notes to Financial Statements
(continued)
63
Notes to Financial Statements
7. PURCHASES AND SALES
For the year ended December 31, 2025, purchases and sales of investments, including paydowns/payups and mortgage dollar rolls and excluding short-term securities, were as follows:
For the year ended December 31, 2025, purchases and sales related to mortgage dollar rolls were $2,890,526,921 and $2,891,659,114, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund's NAV.
The tax character of distributions paid was as follows:
As of December 31, 2025, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and straddles, amortization and accretion methods of premiums and discounts on fixed income securities, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency exchange contracts, the accrual of income on securities in default, the timing and recognition of partnership income and the accounting for swap agreements and classification of investments.
During the year ended December 31, 2025, the Fund utilized the following amount of its capital loss carryforward:
As of December 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum,
(b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple
SOFR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
BlackRock Total Return V.I. Fund ........................................... $ 6,590,281,725 $ 6,548,183,230 $ 607,187,720 $ 446,912,294
Fund Name
Year Ended
12/31/25
Year Ended
12/31/24
BlackRock Total Return V.I. Fund
Ordinary income ...................................................................................... $ 39,480,024 $ 36,548,094
Fund Name
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
BlackRock Total Return V.I. Fund .............................................. $ 370,248 $ (101,610,697) $ (26,894,857) $ (128,135,306)
Fund Name Amount Utilized
BlackRock Total Return V.I. Fund .......................................................................................... $ 2,128,997
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Total Return V.I. Fund ....................................... $ 1,315,938,390 $ 10,895,645 $ (36,026,412) $ (25,130,767)

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
64
renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.
During the year ended December 31, 2025, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Notes to Financial Statements
(continued)
65
Notes to Financial Statements
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/25
Year Ended
12/31/24
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Total Return V.I. Fund
Class I
Shares sold .............................................
4,301,644 $ 43,681,317 1,511,280 $ 15,239,666
Shares issued in reinvestment of distributions ........................
825,084 8,351,231 797,520 8,064,917
Shares redeemed .........................................
(3,612,478) (36,556,046) (2,214,319) (22,353,030)
1,514,250 $ 15,476,502 94,481 $ 951,553
Class III
Shares sold .............................................
10,608,792 $ 105,975,280 10,035,970 $ 99,575,567
Shares issued in reinvestment of distributions ........................
2,991,830 29,908,809 2,806,678 28,024,684
Shares redeemed .........................................
(7,629,020) (75,792,753) (7,604,500) (75,956,132)
5,971,602 $ 60,091,336 5,238,148 $ 51,644,119
7,485,852 $ 75,567,838 5,332,629 $ 52,595,672

Report of Independent Registered Public Accounting Firm
2025
BlackRock Annual Financial Statements and Additional Information
66
To the Shareholders of BlackRock Total Return V.I. Fund and the Board of Directors of BlackRock Variable Series Funds II, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Total Return V.I. Fund of BlackRock Variable Series Funds II, Inc. (the “Fund”), including the schedule of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2025, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 13, 2026
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in these Financial Statements
67
Glossary of Terms Used in these Financial Statements
Currency Abbreviation
ARS Argentine Peso
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
DOP Dominican Peso
EGP Egyptian Pound
EUR Euro
GBP British Pound
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NGN Nigerian Naira
PEN Peruvian Sol
PHP Philippine Peso
PLN Polish Zloty
RON Romanian Leu
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
USD United States Dollar
UYU Uruguayan Peso
ZAR South African Rand
Portfolio Abbreviation
ABS Asset-Backed Security
BBR Australian Bank Bill Rate
BUBOR Budapest Interbank Offered Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CLICP Chile Indice de Camara Promedio Interbank Overnight Index
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CNREPOFIX_CFXS China Fixing Repo Rates
CSMC Credit Suisse Mortgage Capital
CWABS Countrywide Asset-Backed Certificates
DAC Designated Activity Company
EFFR Effective Federal Funds Rate
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
IBR Colombian Reference Banking Indicator
JIBAR Johannesburg Interbank Average Rate
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
PIK Payment-In-Kind
PRIBOR Prague Interbank Offered Rate
RB Revenue Bonds
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SAB Special Assessment Bonds
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
TBA To-be-announced
TIIEOIS Mexico Interbank TIIE 1-day
TONAR Tokyo Overnight Average Rate
WIBOR Warsaw Interbank Offered Rate

Additional Information
Additional Information
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Compensation to the independent directors/trustees of the Company is paid by the Company, on behalf of the Funds.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  537-4942 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2025
BlackRock Annual Financial Statements and AdditionaI Information
Funds and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
(a)
Edinburgh, EH3 8BL
United Kingdom
BlackRock Asset Management
North Asia Limited
(b)
Hong Kong
BlackRock (Singapore) Limited
(c)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Ropes & Gray LLP
(d)
New York, NY 10036
Willkie Farr & Gallagher LLP
(e)
New York, NY 10019
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock Global Allocation V.I. Fund, BlackRock High Yield V.I. Fund, BlackRock International V.I. Fund, BlackRock Managed Volatility V.I. Fund and BlackRock Total Return V.I. Fund.
(b)
For BlackRock Managed Volatility V.I. Fund.
(c)
For BlackRock Global Allocation V.I. Fund, BlackRock Managed Volatility V.I. Fund and BlackRock Total Return V.I. Fund.
(d)
For BlackRock 60/40 Target Allocation ETF V.I. Fund, BlackRock Advantage Large Cap Core V.I. Fund, BlackRock Advantage Large Cap Value V.I. Fund, BlackRock Advantage SMID Cap V.I.
Fund, BlackRock Basic Value V.I. Fund, BlackRock Capital Appreciation V.I. Fund, BlackRock Equity Dividend V.I. Fund, BlackRock Global Allocation V.I. Fund, BlackRock Government Money
Market V.I. Fund, BlackRock International V.I. Fund, BlackRock International Index V.I. Fund, BlackRock Large Cap Focus Growth V.I. Fund, BlackRock Managed Volatility V.I. Fund, BlackRock
S&P 500 Index V.I. Fund and BlackRock Small Cap Index V.I. Fund.
(e)
For BlackRock High Yield V.I. Fund and BlackRock Total Return V.I. Fund.

Want to know more?
blackrock.com | 800-537-4942
This report is only for distribution to shareholders of the Funds of BlackRock Variable Series Funds, Inc. and BlackRock
Variable Series Funds II, Inc. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of non-money market fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. You could lose money by investing in the
Funds. Although BlackRock Government Money Market V.I. Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in BlackRock Government Money Market V.I. Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
BlackRock Government Money Market V.I. Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted.
For current month-end performance information, call (800) 626-1960. BlackRock Government Money Market V.I. Fund’s
current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Variable Series Funds II, Inc.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Variable Series Funds II, Inc.

Date: February 13, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Variable Series Funds II, Inc.

Date: February 13, 2026

By:     /s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Variable Series Funds II, Inc.

Date: February 13, 2026